UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Australia 6.0%
Adelaide Brighton Ltd.	579,690	2,192,791
AGL Energy Ltd.	677,338	9,303,917
ALS Ltd.	519,341	2,745,761
Alumina Ltd.	2,455,512	3,998,697
Amcor Ltd.	1,167,930	11,454,191
AMP Ltd.	2,924,145	5,188,917
Ansell Ltd.	150,749	2,511,027
APA Group	1,172,714	7,536,095
Aristocrat Leisure Ltd.	642,628	11,103,144
ASX Ltd.	209,088	9,205,470
Atlas Arteria Ltd.	733,885	3,590,661
Aurizon Holdings Ltd.	1,847,184	5,678,895
AusNet Services	2,361,138	2,663,922
Australia & New Zealand Banking Group Ltd.	2,868,487	56,138,300
Bank of Queensland Ltd.	436,332	3,164,010
Bendigo & Adelaide Bank Ltd.	482,220	3,760,868
BHP Billiton Ltd.	3,156,981	70,752,279
BlueScope Steel Ltd.	567,754	4,655,985
Boral Ltd.	1,108,469	4,128,244
Brambles Ltd.	1,498,238	11,236,287
Caltex Australia Ltd.	297,091	5,972,653
Challenger Ltd.	607,580	4,223,884
CIMIC Group Ltd.	105,401	3,124,945
Coca-Cola Amatil Ltd.	615,600	3,884,042
Cochlear Ltd.	52,443	6,482,832
Coles Group Ltd. *	1,112,109	9,509,897
Commonwealth Bank of Australia	1,740,869	90,552,536
Computershare Ltd.	514,733	6,822,291
Crown Resorts Ltd.	364,625	3,115,329
CSL Ltd.	446,562	57,850,479
CSR Ltd.	415,596	910,467
Dexus	945,020	7,218,455
Domino's Pizza Enterprises Ltd.	75,259	2,527,513
Downer EDI Ltd.	734,544	3,363,233
DuluxGroup Ltd.	235,593	1,178,486
Evolution Mining Ltd.	1,052,181	2,412,635
Flight Centre Travel Group Ltd.	64,318	2,294,398
Fortescue Metals Group Ltd.	1,439,870	4,205,860
Goodman Group	1,855,337	13,887,314
Harvey Norman Holdings Ltd. (a)	733,072	1,691,630
Healthscope Ltd.	1,540,678	2,542,681
Iluka Resources Ltd.	456,613	2,690,874
Incitec Pivot Ltd.	1,652,438	4,537,165
Insurance Australia Group Ltd. *	2,265,239	12,042,509
IOOF Holdings Ltd. (a)	436,050	2,197,136
James Hardie Industries plc	390,414	4,561,597
LendLease Group	626,261	5,789,761
Macquarie Group Ltd.	299,280	25,006,403
Magellan Financial Group Ltd.	108,838	2,073,606
Medibank Pvt Ltd.	2,955,093	5,222,255
Metcash Ltd.	1,004,265	2,031,420
Mirvac Group	3,719,405	5,948,249
Security	Number of Shares	Value ($)
National Australia Bank Ltd.	2,679,784	48,218,320
Newcrest Mining Ltd.	755,638	11,449,947
Nine Entertainment Co. Holdings Ltd.	3,656	4,686
Nufarm Ltd.	229,355	1,014,968
Oil Search Ltd.	1,257,607	6,713,267
Orica Ltd.	353,970	4,523,516
Origin Energy Ltd. *	1,816,421	8,595,341
Orora Ltd.	1,427,056	3,407,692
OZ Minerals Ltd.	294,903	1,864,956
Perpetual Ltd.	42,363	1,095,429
Platinum Asset Management Ltd. (a)	281,399	1,111,710
Qantas Airways Ltd.	707,961	3,081,252
QBE Insurance Group Ltd.	1,349,453	11,155,159
Ramsay Health Care Ltd.	135,221	5,353,961
REA Group Ltd.	43,644	2,424,429
Rio Tinto Ltd.	411,411	22,015,722
Santos Ltd.	1,787,317	7,204,639
Scentre Group	4,961,134	14,129,186
SEEK Ltd.	292,410	3,946,079
Seven Group Holdings Ltd.	61,068	709,951
Shopping Centres Australasia Property Group	519,246	1,001,034
Sims Metal Management Ltd.	194,940	1,523,198
Sonic Healthcare Ltd.	474,396	7,898,551
South32 Ltd.	5,152,900	11,665,007
Stockland	2,067,791	5,496,416
Suncorp Group Ltd.	1,303,161	12,675,756
Sydney Airport	1,091,399	5,419,560
Tabcorp Holdings Ltd.	1,974,094	6,184,388
Telstra Corp., Ltd.	3,910,022	8,366,010
The GPT Group	1,945,666	7,487,735
The Star Entertainment Grp Ltd.	831,060	2,658,141
TPG Telecom Ltd.	356,428	1,871,424
Transurban Group	2,632,485	21,895,820
Treasury Wine Estates Ltd.	687,626	7,105,265
Vicinity Centres	2,993,523	5,836,674
Vocus Group Ltd. *	727,597	1,779,948
Wesfarmers Ltd.	1,116,449	25,754,913
Westpac Banking Corp.	3,379,918	64,098,770
Whitehaven Coal Ltd.	688,582	2,142,086
Woodside Petroleum Ltd.	898,287	20,374,556
Woolworths Group Ltd.	1,299,127	27,436,043
WorleyParsons Ltd.	389,611	3,755,577
Xero Ltd. *	80,088	2,332,352
		949,661,430

Austria 0.2%
ANDRITZ AG	79,069	3,806,641
Erste Group Bank AG *	277,682	10,957,032
OMV AG	136,489	6,895,561
Raiffeisen Bank International AG	129,146	3,807,714
Telekom Austria AG *	154,394	1,134,534
Verbund AG	30,150	1,233,041
voestalpine AG	125,395	4,167,070
		32,001,593

1

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Belgium 0.9%
Ackermans & van Haaren N.V.	26,448	4,249,302
Ageas	191,685	9,254,389
Anheuser-Busch InBev S.A.	745,789	57,116,553
bpost S.A.	89,536	1,156,713
Colruyt S.A.	61,968	3,960,016
Groupe Bruxelles Lambert S.A.	73,569	6,622,232
KBC Groep N.V.	274,064	19,673,592
Proximus	153,393	4,244,721
Sofina S.A.	10,707	2,155,470
Solvay S.A.	66,766	7,220,913
Telenet Group Holding N.V.	54,211	2,689,690
UCB S.A.	119,221	10,021,509
Umicore S.A.	202,436	8,783,258
		137,148,358

Canada 7.5%
Agnico Eagle Mines Ltd.	234,037	8,228,537
Alimentation Couche-Tard, Inc., B Shares	421,359	22,106,210
Bank of Montreal	634,944	47,356,857
Barrick Gold Corp.	1,158,729	14,759,824
Bausch Health Cos., Inc. *	344,948	8,380,386
BCE, Inc.	304,792	13,059,894
BlackBerry Ltd. *	509,848	4,480,494
Brookfield Asset Management, Inc., Class A	826,010	36,195,036
Canadian Imperial Bank of Commerce	437,818	36,729,145
Canadian National Railway Co.	727,000	62,444,000
Canadian Natural Resources Ltd.	1,190,816	29,915,993
Canadian Pacific Railway Ltd.	142,727	30,176,596
Canadian Tire Corp., Ltd., Class A	63,895	7,131,761
Canadian Utilities Ltd., Class A	113,892	2,683,844
Cenovus Energy, Inc.	1,026,269	7,582,546
CGI Group, Inc., Class A *	263,277	16,837,367
CI Financial Corp.	236,762	3,584,118
Constellation Software, Inc.	19,693	13,502,099
Dollarama, Inc.	308,568	8,153,569
Enbridge, Inc.	1,787,484	58,717,592
Encana Corp.	981,227	6,607,465
Fairfax Financial Holdings Ltd.	26,964	12,744,147
Fortis, Inc.	410,035	14,237,541
Franco-Nevada Corp.	179,016	12,391,447
George Weston Ltd.	73,810	5,335,134
Goldcorp, Inc.	865,890	8,026,307
Great-West Lifeco, Inc.	298,488	6,842,923
Husky Energy, Inc.	324,023	4,022,556
Hydro One Ltd.	289,059	4,275,750
IGM Financial, Inc.	79,077	2,027,646
Imperial Oil Ltd.	264,951	7,888,128
Intact Financial Corp.	144,850	11,592,577
Inter Pipeline Ltd.	401,050	6,445,285
Loblaw Cos. Ltd.	193,563	8,925,947
Magna International, Inc.	326,171	16,272,966
Manulife Financial Corp.	1,939,411	32,058,430
Metro, Inc.	248,378	8,558,959
National Bank of Canada	351,007	16,004,081
Nutrien Ltd.	617,924	31,819,064
Pembina Pipeline Corp.	513,037	17,292,948
Power Corp. of Canada	353,998	7,058,120
Power Financial Corp.	244,180	5,164,322
Restaurant Brands International, Inc.	227,269	13,257,216
RioCan Real Estate Investment Trust	303,483	5,646,780
Rogers Communications, Inc., B Shares	348,447	18,579,820
Royal Bank of Canada	1,429,322	104,766,044
Saputo, Inc.	213,834	6,642,996
Shaw Communications, Inc., B Shares	465,727	8,763,699
Security	Number of Shares	Value ($)
SNC-Lavalin Group, Inc.	176,169	6,428,558
Sun Life Financial, Inc.	607,204	22,385,822
Suncor Energy, Inc.	1,621,170	52,254,099
Teck Resources Ltd., Class B	516,382	10,455,075
TELUS Corp.	163,739	5,875,188
The Bank of Nova Scotia	1,209,248	65,780,325
The Toronto-Dominion Bank	1,826,631	101,096,213
Thomson Reuters Corp.	247,721	12,511,858
Tourmaline Oil Corp.	238,420	3,300,676
TransCanada Corp.	907,794	37,190,116
Turquoise Hill Resources Ltd. *	1,011,988	1,812,152
Waste Connections, Inc.	258,242	20,261,437
Wheaton Precious Metals Corp.	435,801	6,839,823
		1,181,465,508

Denmark 1.5%
Ambu A/S, Class B	148,440	2,965,918
AP Moller - Maersk A/S, A Shares	3,929	5,197,815
AP Moller - Maersk A/S, B Shares	6,521	9,279,816
Carlsberg A/S, B Shares	109,772	12,157,290
Chr Hansen Holding A/S	92,340	8,338,254
Coloplast A/S, B Shares	129,611	12,360,572
Danske Bank A/S	665,852	13,273,804
DSV A/S	184,130	14,090,356
Genmab A/S *	59,844	9,106,341
GN Store Nord A/S	132,750	4,638,214
H. Lundbeck A/S	60,282	2,475,701
ISS A/S	181,788	5,893,755
Jyske Bank A/S	68,315	2,680,198
Novo Nordisk A/S, B Shares	1,687,041	78,319,408
Novozymes A/S, B Shares	216,960	10,108,386
Orsted A/S	153,054	9,959,168
Pandora A/S	107,986	5,833,937
Rockwool International A/S, B Shares	5,670	1,475,263
Tryg A/S	103,735	2,581,021
Vestas Wind Systems A/S	183,776	13,717,540
William Demant Holding A/S *	101,039	2,950,816
		227,403,573

Finland 0.9%
Elisa Oyj	139,293	5,586,249
Fortum Oyj	410,985	8,566,870
Huhtamaki Oyj	100,700	3,078,475
Kesko Oyj, B Shares	61,560	3,586,830
Kone Oyj, B Shares	386,983	19,173,951
Metso Oyj	99,002	2,821,432
Neste Oyj	138,124	10,794,102
Nokia Oyj	5,610,325	30,846,729
Nokian Renkaat Oyj	142,936	4,575,197
Orion Oyj, Class B	107,808	3,598,495
Sampo Oyj, A Shares	490,302	21,889,349
Stora Enso Oyj, R Shares	569,843	7,261,781
UPM-Kymmene Oyj	509,250	13,567,361
Wartsila Oyj Abp	470,914	7,667,308
		143,014,129

France 8.8%
Accor S.A.	187,289	8,312,674
Aeroports de Paris	26,913	5,232,085
Air France-KLM *	208,428	2,402,405
Air Liquide S.A.	417,357	50,444,985
Airbus SE	545,096	58,398,051
ALD S.A.	78,300	1,031,946
Alstom S.A.	164,862	7,235,137
Amundi S.A.	51,833	2,969,609
Arkema S.A.	68,223	6,473,174

2

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Atos SE	88,712	7,533,314
AXA S.A.	1,879,651	45,788,982
BioMerieux	39,389	2,778,468
BNP Paribas S.A.	1,067,514	53,635,750
Bollore S.A.	1,026,000	4,495,735
Bouygues S.A.	219,910	8,455,807
Bureau Veritas S.A.	242,140	5,351,663
Capgemini SE	146,933	17,143,905
Carrefour S.A.	547,053	9,848,474
Casino Guichard Perrachon S.A. (a)	66,960	3,025,796
Cie Generale des Etablissements Michelin S.C.A.	176,682	18,488,458
Cie Plastic Omnium S.A.	67,334	1,787,041
CNP Assurances	193,608	4,432,481
Compagnie de Saint-Gobain	471,960	17,492,825
Covivio	35,910	3,498,716
Credit Agricole S.A.	1,138,975	14,144,384
Danone S.A.	586,988	43,904,618
Dassault Aviation S.A.	2,048	3,130,445
Dassault Systemes SE	133,930	16,074,081
Edenred	224,834	8,573,862
Eiffage S.A.	68,738	6,539,160
Electricite de France S.A.	509,445	8,369,647
Elis S.A.	170,245	3,334,747
Engie S.A.	1,623,520	22,830,828
EssilorLuxottica S.A.	200,669	25,481,323
Eurazeo SE	57,937	4,339,386
Eurofins Scientific SE	11,541	5,004,776
Eutelsat Communications S.A.	197,407	4,207,653
Faurecia S.A.	78,615	3,063,788
Gecina S.A.	48,872	6,833,914
Getlink SE	503,661	6,543,851
Hermes International	29,989	16,220,328
ICADE	31,383	2,487,339
Iliad S.A.	23,520	3,173,027
Imerys S.A.	35,910	1,927,242
Ingenico Group S.A.	67,375	4,863,954
Ipsen S.A.	33,685	4,336,501
JCDecaux S.A.	73,471	2,495,627
Kering S.A.	73,312	31,874,891
Klepierre S.A.	207,195	6,784,533
L'Oreal S.A.	236,924	55,770,683
Lagardere S.C.A.	139,141	3,935,410
Legrand S.A.	257,682	15,784,243
LVMH Moet Hennessy Louis Vuitton SE	245,585	70,224,980
Natixis S.A.	798,282	4,410,812
Orange S.A.	1,935,268	33,218,708
Orpea	38,046	4,032,063
Pernod-Ricard S.A.	212,017	33,895,949
Peugeot S.A.	555,278	12,197,045
Publicis Groupe S.A.	211,712	12,551,266
Remy Cointreau S.A.	21,836	2,529,246
Renault S.A.	185,096	13,004,128
Rexel S.A.	318,444	3,820,115
Rubis S.C.A.	84,397	4,546,674
Safran S.A.	326,960	40,851,629
Sanofi	1,074,001	97,051,983
Sartorius Stedim Biotech	22,625	2,290,174
Schneider Electric SE	511,436	37,222,846
SCOR SE	165,481	7,951,809
SEB S.A.	26,414	3,786,259
SES S.A.	354,192	7,679,801
Societe BIC S.A.	31,783	3,409,703
Societe Generale S.A.	706,331	25,959,672
Sodexo S.A.	88,219	9,133,574
STMicroelectronics N.V.	641,592	9,392,904
Suez	389,880	5,793,923
TechnipFMC plc	452,160	10,484,905
Teleperformance	55,718	9,223,278
Security	Number of Shares	Value ($)
Thales S.A.	100,567	12,331,797
Total S.A.	2,486,204	138,399,722
Ubisoft Entertainment S.A. *	83,974	6,840,025
Valeo S.A.	238,477	6,804,394
Veolia Environnement S.A.	520,509	11,064,979
Vinci S.A.	456,570	39,856,959
Vivendi S.A.	954,774	23,782,948
Wendel S.A.	33,461	4,065,192
Worldline S.A. *	47,252	2,522,041
		1,388,619,225

Germany 7.1%
1&1 Drillisch AG	42,202	2,121,575
adidas AG	196,100	43,252,276
Allianz SE	423,898	89,512,280
Aroundtown S.A.	568,391	4,862,102
Axel Springer SE	57,276	3,651,098
BASF SE	900,834	65,655,437
Bayer AG	928,899	67,921,763
Bayerische Motoren Werke AG	316,278	25,858,822
Beiersdorf AG	98,791	10,574,879
Brenntag AG	150,327	6,949,584
Carl Zeiss Meditec AG	33,280	2,298,559
CECONOMY AG	177,564	828,916
Commerzbank AG *	1,047,991	9,025,189
Continental AG	111,171	16,646,756
Covestro AG	177,620	10,228,469
Daimler AG	853,062	47,999,389
Delivery Hero SE *	121,778	4,431,565
Deutsche Bank AG	1,911,438	17,450,155
Deutsche Boerse AG	191,707	24,484,401
Deutsche Lufthansa AG	230,850	5,619,669
Deutsche Post AG	963,162	30,665,996
Deutsche Telekom AG	3,178,683	55,731,514
Deutsche Wohnen SE	346,287	16,600,817
DWS Group GmbH & Co. KGaA *	17,909	506,328
E.ON SE	2,059,823	21,001,777
Evonik Industries AG	147,513	3,966,764
Fielmann AG	30,780	1,928,984
Fraport AG Frankfurt Airport Services Worldwide	46,170	3,394,803
Fresenius Medical Care AG & Co. KGaA	208,513	16,970,069
Fresenius SE & Co. KGaA	398,504	22,614,457
FUCHS PETROLUB SE	35,560	1,415,238
GEA Group AG	191,609	5,172,072
GRENKE AG	23,224	1,987,931
Hannover Rueck SE	66,690	9,265,048
Hapag-Lloyd AG	30,212	972,863
HeidelbergCement AG	150,913	10,030,144
Hella GmbH & Co. KGaA	36,694	1,519,782
Henkel AG & Co. KGaA	105,520	10,896,124
HOCHTIEF AG	21,377	3,040,037
HUGO BOSS AG	62,362	4,307,173
Infineon Technologies AG	1,118,660	23,425,823
Innogy SE	128,550	5,877,340
K+S AG	207,358	3,640,282
KION Group AG	67,615	3,814,075
Knorr-Bremse AG *	40,770	3,807,890
LANXESS AG	93,007	5,098,974
LEG Immobilien AG	66,531	7,649,735
MAN SE	18,387	1,878,886
Merck KGaA	128,293	14,142,492
METRO AG	155,174	2,381,557
MTU Aero Engines AG	54,101	11,246,578
Muenchener Rueckversicherungs-Gesellschaft AG	144,113	31,312,702
OSRAM Licht AG	100,752	4,616,675
ProSiebenSat.1 Media SE	249,780	5,072,259

3

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Puma SE	8,701	4,364,307
QIAGEN N.V. *	231,510	8,139,051
Rational AG	2,476	1,408,734
Rheinmetall AG	47,242	4,375,463
Rocket Internet SE *	54,337	1,389,191
RTL Group S.A.	35,910	2,148,834
RWE AG	544,398	11,751,566
SAP SE	956,246	98,439,970
Scout24 AG	120,849	5,035,392
Siemens AG	758,473	87,939,197
Siemens Healthineers AG *	128,575	5,566,216
Suedzucker AG	74,792	1,064,045
Symrise AG	119,022	9,608,579
Talanx AG *	47,753	1,704,234
Telefonica Deutschland Holding AG	824,905	3,340,914
ThyssenKrupp AG	470,177	8,781,245
Uniper SE	200,426	5,144,557
United Internet AG	114,046	5,132,862
Volkswagen AG	32,360	5,345,720
Vonovia SE	503,631	24,389,007
Wacker Chemie AG	17,031	1,639,085
Wirecard AG	113,522	17,153,037
Zalando SE *	138,815	4,306,549
		1,123,493,828

Hong Kong 3.3%
AAC Technologies Holdings, Inc.	710,656	5,035,412
AIA Group Ltd.	11,927,999	97,320,095
ASM Pacific Technology Ltd.	297,917	3,045,505
BOC Aviation Ltd.	154,100	1,187,392
BOC Hong Kong Holdings Ltd.	3,753,379	14,628,382
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	—
Champion REIT	762,040	529,725
China Mengniu Dairy Co., Ltd. *	2,813,743	8,701,093
Chow Tai Fook Jewellery Group Ltd.	996,236	840,195
CK Asset Holdings Ltd.	2,774,551	19,978,398
CK Hutchison Holdings Ltd.	2,719,037	28,421,203
CK Infrastructure Holdings Ltd.	616,604	4,688,105
CLP Holdings Ltd.	1,674,397	18,454,045
Dairy Farm International Holdings Ltd.	268,543	2,363,178
First Pacific Co., Ltd.	2,357,570	909,799
Galaxy Entertainment Group Ltd.	2,191,012	13,452,784
Great Eagle Holdings Ltd.	97,140	395,971
Haitong International Securities Group Ltd.	2,003,171	693,683
Hang Lung Group Ltd.	746,210	2,069,164
Hang Lung Properties Ltd.	2,489,174	5,038,305
Hang Seng Bank Ltd.	747,065	17,240,512
Henderson Land Development Co., Ltd.	1,293,029	6,642,145
Hong Kong & China Gas Co., Ltd.	8,986,946	18,121,459
Hong Kong Exchanges & Clearing Ltd.	1,269,005	36,971,938
Hongkong Land Holdings Ltd.	1,191,320	7,755,493
Hopewell Holdings Ltd.	865,948	2,926,790
Hysan Development Co., Ltd.	534,480	2,554,331
Jardine Matheson Holdings Ltd.	212,648	14,041,147
Jardine Strategic Holdings Ltd.	195,288	7,518,588
Kerry Properties Ltd.	669,128	2,295,766
Li & Fung Ltd.	7,871,008	1,609,253
Lifestyle International Holdings Ltd.	561,346	895,198
Link REIT	2,172,670	20,683,502
Melco International Development Ltd.	770,650	1,546,076
MGM China Holdings Ltd.	605,718	1,034,072
Minth Group Ltd.	663,648	2,226,082
MMG Ltd. *	2,494,482	1,236,762
MTR Corp. Ltd.	1,432,438	7,431,490
New World Development Co., Ltd.	5,983,705	8,043,776
Nexteer Automotive Group Ltd.	824,684	1,241,386
NWS Holdings Ltd.	1,690,776	3,556,231
Security	Number of Shares	Value ($)
PCCW Ltd.	5,130,000	3,008,875
Power Assets Holdings Ltd.	1,417,446	9,599,673
PRADA S.p.A.	503,336	1,746,232
Samsonite International S.A. *	1,229,495	3,707,770
Sands China Ltd.	2,552,224	11,039,553
Semiconductor Manufacturing International Corp. *(a)	3,105,956	2,853,634
Shangri-La Asia Ltd.	991,739	1,406,677
Sino Land Co., Ltd.	3,568,271	6,137,294
SJM Holdings Ltd.	1,565,025	1,409,887
Sun Art Retail Group Ltd.	2,079,992	2,322,989
Sun Hung Kai Properties Ltd.	1,402,505	19,982,661
Swire Pacific Ltd., Class A	577,318	6,381,242
Swire Pacific Ltd., Class B	416,130	697,649
Swire Properties Ltd.	1,046,940	3,645,544
Techtronic Industries Co., Ltd.	1,283,342	6,903,964
The Bank of East Asia Ltd.	1,458,825	4,911,994
The Wharf Holdings Ltd.	1,273,359	3,408,858
Tingyi Cayman Islands Holding Corp.	1,859,023	2,408,778
Uni-President China Holdings Ltd.	1,163,644	1,060,190
VTech Holdings Ltd.	175,851	1,667,335
Want Want China Holdings Ltd.	5,697,118	4,200,539
WH Group Ltd.	8,216,605	5,995,184
Wharf Real Estate Investment Co., Ltd.	1,126,911	6,775,218
Wheelock & Co., Ltd.	822,114	4,716,854
Wynn Macau Ltd.	1,381,648	3,139,086
Xinyi Glass Holdings Ltd.	2,314,120	2,486,886
Xinyi Solar Holdings Ltd.	4,171,107	1,561,683
Yue Yuen Industrial Holdings Ltd.	863,610	2,510,574
		519,011,254

Ireland 0.2%
AIB Group plc	832,421	3,653,164
Bank of Ireland Group plc	956,316	6,052,791
Glanbia plc	201,005	3,607,269
Kerry Group plc, A Shares	141,228	14,591,371
Kingspan Group plc	144,804	6,233,545
		34,138,140

Israel 0.5%
Alony Hetz Properties & Investments Ltd.	180,894	1,739,109
Azrieli Group Ltd.	50,405	2,523,663
Bank Hapoalim B.M.	1,051,838	7,192,874
Bank Leumi Le-Israel	1,523,727	9,978,523
Bezeq The Israeli Telecommunication Corp., Ltd.	2,269,080	2,604,396
Elbit Systems Ltd.	28,234	3,445,064
First International Bank of Israel Ltd.	75,085	1,687,371
Gazit-Globe Ltd.	87,476	696,252
Israel Chemicals Ltd.	749,792	4,371,332
Israel Discount Bank Ltd., A Shares	1,267,417	4,367,530
Mazor Robotics Ltd. *	72,222	2,091,735
Mizrahi Tefahot Bank Ltd.	141,684	2,566,608
Nice Ltd. *	65,083	7,470,072
Paz Oil Co., Ltd.	13,147	2,011,388
SodaStream International Ltd. *	24,751	3,541,120
Strauss Group Ltd.	40,610	930,917
Teva Pharmaceutical Industries Ltd. *	904,010	19,539,872
The Israel Corp., Ltd.	4,669	1,352,263
Tower Semiconductor Ltd. *	95,312	1,473,023
		79,583,112

Italy 2.1%
A2A S.p.A.	1,530,141	2,574,499
Assicurazioni Generali S.p.A.	1,327,268	22,376,684
Atlantia S.p.A.	539,675	11,066,064

4

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banca Mediolanum S.p.A.	242,224	1,449,454
Banco BPM S.p.A. *(a)	1,485,161	3,477,495
Buzzi Unicem S.p.A.	95,085	1,795,231
CNH Industrial N.V.	983,633	9,577,981
Davide Campari-Milano S.p.A.	669,044	5,590,536
DiaSorin S.p.A.	11,065	940,879
Enel S.p.A.	7,685,109	41,680,024
Eni S.p.A.	2,455,288	39,603,885
EXOR N.V.	118,472	6,961,863
Ferrari N.V.	128,319	14,026,221
Fiat Chrysler Automobiles N.V. *	1,092,693	18,028,506
FinecoBank Banca Fineco S.p.A.	435,588	4,670,553
Intesa Sanpaolo S.p.A.	14,891,259	34,530,573
Italgas S.p.A.	463,630	2,481,416
Leonardo S.p.A.	416,659	4,107,162
Luxottica Group S.p.A.	156,190	9,093,430
Mediobanca S.p.A.	600,210	5,304,863
Moncler S.p.A.	167,041	5,443,225
Pirelli & C S.p.A. *	351,184	2,468,476
Poste Italiane S.p.A.	386,209	2,931,560
Prysmian S.p.A.	278,175	5,092,963
Recordati S.p.A.	94,009	3,024,009
Saipem S.p.A. *	644,119	2,818,030
Salvatore Ferragamo Italia S.p.A.	31,483	737,885
Snam S.p.A.	2,329,325	10,209,293
Telecom Italia S.p.A. *	11,950,104	7,777,336
Telecom Italia S.p.A. - RSP	5,273,710	2,968,263
Tenaris S.A.	471,960	5,677,754
Terna Rete Elettrica Nazionale S.p.A.	1,396,260	7,806,562
UniCredit S.p.A.	2,198,069	28,337,068
Unione di Banche Italiane S.p.A.	967,477	3,107,724
UnipolSai Assicurazioni S.p.A.	1,022,100	2,379,353
		330,116,820

Japan 22.9%
ABC-Mart, Inc.	41,643	2,339,783
Acom Co., Ltd.	570,574	2,095,371
Advantest Corp.	194,576	4,174,259
Aeon Co., Ltd.	722,445	17,311,958
AEON Financial Service Co., Ltd.	166,290	3,221,823
Aeon Mall Co., Ltd.	134,006	2,408,686
AGC, Inc.	200,689	6,813,352
Aica Kogyo Co., Ltd.	51,687	1,741,108
Ain Holdings, Inc.	25,815	1,989,267
Air Water, Inc.	150,887	2,441,034
Aisin Seiki Co., Ltd.	177,420	7,015,551
Ajinomoto Co., Inc.	513,060	8,867,285
Alfresa Holdings Corp.	206,064	5,480,522
Alps Electric Co., Ltd.	171,958	3,984,337
Amada Holdings Co., Ltd.	413,203	4,483,189
ANA Holdings, Inc.	125,694	4,484,248
Aoyama Trading Co., Ltd.	72,024	1,806,467
Aozora Bank Ltd.	126,384	4,151,584
Ariake Japan Co., Ltd.	14,488	1,251,671
Asahi Group Holdings Ltd.	378,478	15,845,746
Asahi Intecc Co., Ltd.	106,964	5,011,435
Asahi Kasei Corp.	1,247,078	13,651,413
Asics Corp.	185,170	2,667,883
Astellas Pharma, Inc.	1,925,545	29,582,679
Azbil Corp.	144,000	3,107,001
Bandai Namco Holdings, Inc.	195,945	8,231,243
Benesse Holdings, Inc.	93,830	2,784,739
Bic Camera, Inc.	121,637	1,709,667
Bridgestone Corp.	603,010	24,428,410
Brother Industries Ltd.	253,849	4,240,877
Calbee, Inc.	71,996	2,384,016
Canon, Inc.	1,004,577	28,487,344
Capcom Co., Ltd.	85,831	1,679,582
Security	Number of Shares	Value ($)
Casio Computer Co., Ltd.	236,520	3,297,324
Central Japan Railway Co.	176,081	36,169,875
Chiyoda Corp. (a)	154,820	439,032
Chubu Electric Power Co., Inc.	705,187	10,570,042
Chugai Pharmaceutical Co., Ltd.	217,862	14,907,862
Citizen Watch Co., Ltd.	337,978	1,785,881
Coca-Cola Bottlers Japan Holdings, Inc.	140,470	4,020,498
COMSYS Holdings Corp.	93,192	2,404,690
Concordia Financial Group Ltd.	1,210,982	5,684,310
Cosmo Energy Holdings Co., Ltd.	57,237	1,335,278
Cosmos Pharmaceutical Corp.	7,994	1,621,328
Credit Saison Co., Ltd.	157,716	2,023,710
CyberAgent, Inc.	103,200	4,671,493
Dai Nippon Printing Co., Ltd.	265,932	6,150,043
Dai-ichi Life Holdings, Inc.	1,113,367	19,394,451
Daicel Corp.	341,975	3,824,819
Daido Steel Co., Ltd.	27,169	1,099,441
Daifuku Co., Ltd.	89,166	4,562,347
Daiichi Sankyo Co., Ltd.	631,739	23,183,236
Daiichikosho Co., Ltd.	45,628	2,081,489
Daikin Industries Ltd.	266,878	29,637,442
Daishi Hokuetsu Financial Group, Inc.	40,470	1,318,705
Daito Trust Construction Co., Ltd.	72,671	9,491,069
Daiwa House Industry Co., Ltd.	667,931	21,029,091
Daiwa Securities Group, Inc.	1,673,120	9,231,261
DeNA Co., Ltd.	155,508	2,884,191
Denka Co., Ltd.	93,136	3,002,006
Denso Corp.	452,950	20,930,239
Dentsu, Inc.	212,425	9,466,055
DIC Corp.	88,459	2,808,408
Disco Corp.	27,009	3,936,583
DMG Mori Co., Ltd.	98,634	1,381,137
Don Quijote Holdings Co., Ltd.	108,379	6,576,234
Dowa Holdings Co., Ltd.	46,416	1,528,805
East Japan Railway Co.	361,185	32,826,325
Ebara Corp.	93,517	2,424,606
Eisai Co., Ltd.	260,010	23,848,561
Electric Power Development Co., Ltd.	178,956	4,605,103
Ezaki Glico Co., Ltd.	62,170	3,027,742
FamilyMart UNY Holdings Co., Ltd.	58,607	8,314,917
Fancl Corp.	66,384	1,731,655
FANUC Corp.	192,840	32,929,701
Fast Retailing Co., Ltd.	51,754	26,909,345
FP Corp.	22,076	1,347,307
Fuji Electric Co., Ltd.	118,181	3,710,394
Fuji Oil Holdings, Inc.	35,064	1,120,936
FUJIFILM Holdings Corp.	370,564	14,718,130
Fujikura Ltd.	215,512	935,688
Fujitsu Ltd.	191,362	11,774,956
Fukuoka Financial Group, Inc.	155,223	3,539,166
Fukuyama Transporting Co., Ltd.	24,976	1,095,381
Furukawa Electric Co., Ltd.	77,033	2,248,916
Fuyo General Lease Co., Ltd.	12,684	768,524
Glory Ltd.	40,226	1,017,075
GMO internet, Inc.	55,032	722,128
GMO Payment Gateway, Inc.	25,376	1,562,116
GS Yuasa Corp.	75,874	1,752,686
H2O Retailing Corp.	77,210	1,323,891
Hakuhodo DY Holdings, Inc.	272,852	4,176,282
Hamamatsu Photonics K.K.	145,444	5,059,479
Hankyu Hanshin Holdings, Inc.	234,763	7,959,820
Haseko Corp.	307,236	3,717,677
Heiwa Corp.	56,734	1,208,127
Hikari Tsushin, Inc.	20,530	3,274,314
Hino Motors Ltd.	304,355	3,109,219
Hirose Electric Co., Ltd.	33,117	3,491,066
HIS Co., Ltd.	17,990	606,004
Hisamitsu Pharmaceutical Co., Inc.	66,872	4,269,679
Hitachi Capital Corp.	21,320	526,663

5

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hitachi Chemical Co., Ltd.	108,520	1,716,441
Hitachi Construction Machinery Co., Ltd.	124,491	3,437,070
Hitachi High-Technologies Corp.	58,243	2,074,795
Hitachi Ltd.	915,160	26,499,745
Hitachi Metals Ltd.	218,770	2,462,246
Hitachi Transport System Ltd.	30,130	814,611
Hokkaido Electric Power Co., Inc.	85,180	583,620
Hokuhoku Financial Group, Inc.	96,500	1,261,171
Hokuriku Electric Power Co. *	152,853	1,360,937
Honda Motor Co., Ltd.	1,714,189	48,338,469
Horiba Ltd.	43,226	2,025,208
Hoshizaki Corp.	53,351	4,139,342
House Foods Group, Inc.	58,399	2,070,066
Hoya Corp.	368,636	22,400,602
Hulic Co., Ltd.	365,280	3,339,151
Ibiden Co., Ltd.	128,813	1,791,244
Ichigo, Inc.	270,888	928,009
Idemitsu Kosan Co., Ltd.	148,861	5,414,319
IHI Corp.	139,964	4,258,702
Iida Group Holdings Co., Ltd.	134,181	2,366,927
Inpex Corp.	965,652	10,247,562
Isetan Mitsukoshi Holdings Ltd.	333,772	3,859,468
Isuzu Motors Ltd.	529,838	7,540,451
Ito En Ltd.	45,304	2,078,678
ITOCHU Corp.	1,424,334	25,288,044
Itochu Techno-Solutions Corp.	81,207	1,565,496
Izumi Co., Ltd.	33,468	1,895,194
J Front Retailing Co., Ltd.	300,972	4,108,380
Jafco Co., Ltd.	29,770	1,088,027
Japan Airlines Co., Ltd.	115,772	4,174,113
Japan Airport Terminal Co., Ltd.	53,120	2,063,049
Japan Exchange Group, Inc.	550,426	9,913,000
Japan Post Bank Co., Ltd.	416,522	4,864,009
Japan Post Holdings Co., Ltd.	1,300,676	15,830,332
Japan Post Insurance Co., Ltd.	49,310	1,244,149
Japan Tobacco, Inc.	1,180,216	29,346,895
JFE Holdings, Inc.	514,970	9,077,168
JGC Corp.	241,640	3,528,306
JSR Corp.	172,652	2,762,736
JTEKT Corp.	251,980	3,204,396
JXTG Holdings, Inc.	3,209,068	19,395,714
K's Holdings Corp.	146,374	1,543,018
Kagome Co., Ltd.	105,740	3,086,993
Kajima Corp.	441,320	6,105,801
Kakaku.com, Inc.	124,899	2,512,279
Kaken Pharmaceutical Co., Ltd.	41,136	2,104,801
Kamigumi Co., Ltd.	60,662	1,361,756
Kaneka Corp.	53,449	2,000,513
Kansai Mirai Financial Group, Inc. *	133,569	1,076,316
Kansai Paint Co., Ltd.	221,160	4,142,733
Kao Corp.	477,157	35,121,781
Kawasaki Heavy Industries Ltd.	151,985	3,537,617
Kawasaki Kisen Kaisha Ltd. *(a)	82,901	1,190,766
KDDI Corp.	1,761,880	41,335,520
Keihan Holdings Co., Ltd.	104,985	4,382,465
Keikyu Corp.	253,161	4,037,645
Keio Corp.	116,633	6,450,509
Keisei Electric Railway Co., Ltd.	141,701	4,592,335
Kewpie Corp.	130,472	3,166,718
Keyence Corp.	89,037	48,301,886
Kikkoman Corp.	174,059	10,147,693
Kinden Corp.	104,550	1,810,174
Kintetsu Group Holdings Co., Ltd.	167,089	6,960,202
Kirin Holdings Co., Ltd.	817,444	19,185,278
Kobayashi Pharmaceutical Co., Ltd.	60,360	4,199,419
Kobe Steel Ltd.	256,559	2,110,314
Koei Tecmo Holdings Co., Ltd.	29,350	486,970
Koito Manufacturing Co., Ltd.	113,359	6,079,756
Kokuyo Co., Ltd.	44,527	685,845
Security	Number of Shares	Value ($)
Komatsu Ltd.	888,134	23,722,681
Konami Holdings Corp.	98,290	4,397,298
Konica Minolta, Inc.	498,524	4,486,936
Kose Corp.	29,785	4,440,864
Kubota Corp.	1,119,149	19,091,075
Kuraray Co., Ltd.	362,194	5,626,686
Kurita Water Industries Ltd.	123,431	3,309,973
Kusuri no Aoki Holdings Co., Ltd.	13,160	973,527
Kyocera Corp.	302,868	16,337,001
Kyoritsu Maintenance Co., Ltd.	17,582	882,584
Kyowa Exeo Corp.	93,352	2,351,270
Kyowa Hakko Kirin Co., Ltd.	252,924	5,183,216
Kyudenko Corp.	28,139	1,094,088
Kyushu Electric Power Co., Inc.	478,090	5,612,452
Kyushu Financial Group, Inc.	462,196	2,161,392
Kyushu Railway Co.	178,080	5,881,110
Lawson, Inc.	47,361	3,099,007
Leopalace21 Corp.	181,563	788,292
LINE Corp. *	58,397	2,098,281
Lintec Corp.	48,850	1,105,632
Lion Corp.	241,640	4,764,702
LIXIL Group Corp.	293,040	3,796,229
M3, Inc.	380,344	6,143,117
Mabuchi Motor Co., Ltd.	57,627	2,007,176
Maeda Corp.	114,868	1,205,836
Maeda Road Construction Co., Ltd.	18,690	367,052
Makita Corp.	246,896	9,686,673
Marubeni Corp.	1,580,070	11,793,125
Maruha Nichiro Corp.	42,043	1,519,916
Marui Group Co., Ltd.	235,415	5,073,188
Maruichi Steel Tube Ltd.	74,301	2,205,146
Matsui Securities Co., Ltd.	52,400	593,451
Matsumotokiyoshi Holdings Co., Ltd.	85,202	3,162,716
Mazda Motor Corp.	569,820	6,072,058
Mebuki Financial Group, Inc.	1,073,548	3,242,862
Medipal Holdings Corp.	139,946	3,204,400
Megmilk Snow Brand Co., Ltd.	62,228	1,731,752
MEIJI Holdings Co., Ltd.	138,649	10,903,880
MINEBEA MITSUMI, Inc.	454,023	7,365,129
Miraca Holdings, Inc.	52,680	1,217,834
MISUMI Group, Inc.	264,135	5,982,873
Mitsubishi Chemical Holdings Corp.	1,307,311	10,691,052
Mitsubishi Corp.	1,254,627	33,832,390
Mitsubishi Electric Corp.	1,997,220	26,348,178
Mitsubishi Estate Co., Ltd.	1,149,340	18,431,952
Mitsubishi Gas Chemical Co., Inc.	200,893	3,297,794
Mitsubishi Heavy Industries Ltd.	296,870	11,286,550
Mitsubishi Logistics Corp.	92,416	2,282,118
Mitsubishi Materials Corp.	135,922	3,812,519
Mitsubishi Motors Corp.	673,279	4,126,836
Mitsubishi Tanabe Pharma Corp.	231,722	3,556,948
Mitsubishi UFJ Financial Group, Inc.	12,447,609	68,459,109
Mitsubishi UFJ Lease & Finance Co., Ltd.	525,262	2,863,383
Mitsui & Co., Ltd.	1,720,727	26,890,621
Mitsui Chemicals, Inc.	206,033	5,227,486
Mitsui Fudosan Co., Ltd.	934,423	22,342,214
Mitsui Mining & Smelting Co., Ltd.	53,969	1,232,423
Mitsui OSK Lines Ltd.	128,741	3,026,065
Miura Co., Ltd.	90,200	2,402,950
Mizuho Financial Group, Inc.	24,915,992	41,318,197
MonotaRO Co., Ltd.	134,842	3,651,600
Morinaga & Co., Ltd.	31,916	1,402,561
Morinaga Milk Industry Co., Ltd.	30,864	903,768
MS&AD Insurance Group Holdings, Inc.	499,210	15,145,561
Murata Manufacturing Co., Ltd.	186,941	28,506,239
Nabtesco Corp.	128,594	3,556,012
Nagase & Co., Ltd.	91,053	1,360,783
Nagoya Railroad Co., Ltd.	156,846	3,929,783
Nankai Electric Railway Co., Ltd.	132,269	3,535,327

6

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NEC Corp.	247,440	7,670,531
Nexon Co., Ltd. *	422,870	4,997,724
NGK Insulators Ltd.	262,586	3,891,962
NGK Spark Plug Co., Ltd.	221,160	4,542,009
NH Foods Ltd.	113,170	4,195,911
NHK Spring Co., Ltd.	199,709	1,776,364
Nichirei Corp.	109,032	3,077,477
Nidec Corp.	229,302	30,533,212
Nifco, Inc.	48,199	1,228,852
Nihon Kohden Corp.	75,041	2,441,889
Nihon M&A Center, Inc.	135,148	3,150,478
Nihon Unisys Ltd.	49,604	1,264,673
Nikon Corp.	366,750	5,749,141
Nintendo Co., Ltd.	105,308	32,097,841
Nippon Electric Glass Co., Ltd.	77,176	2,072,979
Nippon Express Co., Ltd.	79,661	4,798,602
Nippon Gas Co., Ltd.	29,068	1,034,212
Nippon Kayaku Co., Ltd.	164,453	2,165,189
Nippon Paint Holdings Co., Ltd.	155,054	5,496,190
Nippon Paper Industries Co., Ltd.	77,005	1,430,916
Nippon Shinyaku Co., Ltd.	57,320	3,917,245
Nippon Shokubai Co., Ltd.	31,682	2,112,133
Nippon Steel & Sumitomo Metal Corp.	771,121	14,098,170
Nippon Telegraph & Telephone Corp.	651,752	26,862,170
Nippon Yusen K.K.	161,257	2,736,612
Nipro Corp.	145,102	1,971,752
Nishi-Nippon Financial Holdings, Inc.	146,670	1,591,347
Nishi-Nippon Railroad Co., Ltd.	57,219	1,490,566
Nissan Chemical Corp.	144,319	7,829,195
Nissan Motor Co., Ltd.	1,907,293	16,701,202
Nisshin Seifun Group, Inc.	240,179	5,044,711
Nisshinbo Holdings, Inc.	88,551	805,576
Nissin Foods Holdings Co., Ltd.	78,390	5,060,314
Nitori Holdings Co., Ltd.	72,586	9,719,684
Nitto Denko Corp.	159,820	8,730,634
NOF Corp.	53,578	1,769,419
NOK Corp. (a)	142,165	2,140,926
Nomura Holdings, Inc.	3,176,745	14,307,243
Nomura Real Estate Holdings, Inc.	108,475	2,141,796
Nomura Research Institute Ltd.	103,360	4,537,645
NS Solutions Corp.	22,120	632,139
NSK Ltd.	437,852	4,114,382
NTN Corp.	462,895	1,553,175
NTT Data Corp.	637,420	7,409,902
NTT DOCOMO, Inc.	1,255,294	29,058,039
NTT Urban Development Corp. (a)	95,840	1,417,132
Obayashi Corp.	687,818	6,856,979
Obic Co., Ltd.	72,965	6,303,713
Odakyu Electric Railway Co., Ltd.	314,181	7,041,749
Oji Holdings Corp.	879,040	5,140,313
OKUMA Corp.	23,150	1,151,893
Olympus Corp.	279,129	7,853,960
Omron Corp.	185,792	8,164,704
Ono Pharmaceutical Co., Ltd.	448,109	10,834,727
Open House Co., Ltd.	29,910	1,064,169
Oracle Corp. Japan	31,796	2,063,730
Oriental Land Co., Ltd.	190,616	18,960,878
ORIX Corp.	1,291,472	20,921,733
Osaka Gas Co., Ltd.	406,857	7,413,361
OSG Corp.	59,715	1,198,507
Otsuka Corp.	107,204	3,606,511
Otsuka Holdings Co., Ltd.	407,160	19,847,033
PALTAC Corp.	41,916	2,244,379
Panasonic Corp.	2,119,712	21,738,482
Park24 Co., Ltd.	104,744	2,827,304
Penta-Ocean Construction Co., Ltd.	217,154	1,369,285
PeptiDream, Inc. *	90,531	3,707,346
Persol Holdings Co., Ltd.	170,581	3,193,793
Pigeon Corp.	118,049	4,860,230
Security	Number of Shares	Value ($)
Pilot Corp.	22,776	1,177,412
Pola Orbis Holdings, Inc.	90,310	2,549,041
Rakuten, Inc.	756,578	6,089,937
Recruit Holdings Co., Ltd.	1,191,796	32,778,326
Relo Group, Inc.	98,751	2,713,370
Renesas Electronics Corp. *	684,320	3,224,229
Rengo Co., Ltd.	265,087	2,248,162
Resona Holdings, Inc.	2,217,836	11,756,191
Resorttrust, Inc.	108,520	1,784,296
Ricoh Co., Ltd.	642,000	6,230,594
Rinnai Corp.	42,866	3,072,913
Rohm Co., Ltd.	83,241	5,791,316
Rohto Pharmaceutical Co., Ltd.	98,280	3,102,896
Ryohin Keikaku Co., Ltd.	22,387	6,023,099
Sankyo Co., Ltd.	47,276	1,890,207
Sankyu, Inc.	54,757	2,565,453
Sanrio Co., Ltd.	97,680	2,018,118
Santen Pharmaceutical Co., Ltd.	382,663	6,547,901
Sanwa Holdings Corp.	126,471	1,534,804
Sapporo Holdings Ltd.	42,027	956,757
Sawai Pharmaceutical Co., Ltd.	43,940	2,321,797
SBI Holdings, Inc.	234,004	5,308,624
SCREEN Holdings Co., Ltd.	36,388	1,820,201
SCSK Corp.	29,435	1,167,809
Secom Co., Ltd.	200,232	16,939,045
Sega Sammy Holdings, Inc.	190,140	2,682,556
Seibu Holdings, Inc.	243,268	4,494,727
Seiko Epson Corp.	282,200	4,483,389
Seino Holdings Co., Ltd.	123,138	1,827,279
Sekisui Chemical Co., Ltd.	375,387	6,089,501
Sekisui House Ltd.	567,088	8,545,025
Seven & i Holdings Co., Ltd.	765,171	33,309,029
Seven Bank Ltd.	770,915	2,389,803
SG Holdings Co., Ltd.	60,034	1,469,260
Sharp Corp. (a)	139,970	2,075,821
Shikoku Electric Power Co., Inc.	181,620	2,183,279
Shima Seiki Manufacturing Ltd.	23,280	720,645
Shimachu Co., Ltd.	41,552	1,121,593
Shimadzu Corp.	256,814	6,002,504
Shimamura Co., Ltd.	17,886	1,518,459
Shimano, Inc.	77,510	11,317,620
Shimizu Corp.	513,910	4,390,072
Shin-Etsu Chemical Co., Ltd.	396,367	35,378,067
Shinsei Bank Ltd.	176,973	2,428,216
Shionogi & Co., Ltd.	285,583	18,882,934
Shiseido Co., Ltd.	396,232	25,208,102
Shochiku Co., Ltd.	12,776	1,337,795
Showa Denko K.K.	153,786	6,162,275
Showa Shell Sekiyu K.K.	199,584	3,091,750
Skylark Holdings Co., Ltd. (a)	164,371	2,692,471
SMC Corp.	57,747	19,569,393
SoftBank Group Corp.	845,460	70,927,802
Sohgo Security Services Co., Ltd.	67,621	3,180,063
Sojitz Corp.	1,203,505	4,260,757
Sompo Holdings, Inc.	348,367	13,456,078
Sony Corp.	1,248,134	65,259,107
Sony Financial Holdings, Inc.	154,900	3,246,693
Sotetsu Holdings, Inc.	72,610	2,206,116
Square Enix Holdings Co., Ltd.	81,324	2,649,923
Stanley Electric Co., Ltd.	160,390	4,668,331
Subaru Corp.	605,618	13,456,400
Sugi Holdings Co., Ltd.	46,780	2,199,958
SUMCO Corp.	262,642	4,024,633
Sumitomo Bakelite Co., Ltd.	18,614	675,382
Sumitomo Chemical Co., Ltd.	1,484,181	8,051,568
Sumitomo Corp.	1,082,809	16,625,958
Sumitomo Dainippon Pharma Co., Ltd.	171,860	5,600,018
Sumitomo Electric Industries Ltd.	772,726	10,837,218
Sumitomo Forestry Co., Ltd.	134,227	1,980,011

7

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sumitomo Heavy Industries Ltd.	133,448	4,424,762
Sumitomo Metal Mining Co., Ltd.	231,671	6,743,044
Sumitomo Mitsui Financial Group, Inc.	1,308,770	48,212,989
Sumitomo Mitsui Trust Holdings, Inc.	374,923	15,029,938
Sumitomo Osaka Cement Co., Ltd.	42,538	1,910,557
Sumitomo Realty & Development Co., Ltd.	412,834	15,299,035
Sumitomo Rubber Industries Ltd.	215,754	2,882,420
Sundrug Co., Ltd.	75,060	2,531,746
Suntory Beverage & Food Ltd.	133,488	5,595,798
Suzuken Co., Ltd.	92,360	4,969,790
Suzuki Motor Corp.	411,785	20,507,655
Sysmex Corp.	179,934	9,585,388
T&D Holdings, Inc.	581,814	8,264,782
Tadano Ltd.	88,679	1,062,898
Taiheiyo Cement Corp.	129,781	4,388,895
Taisei Corp.	207,428	9,115,506
Taisho Pharmaceutical Holdings Co., Ltd.	41,610	4,807,778
Taiyo Nippon Sanso Corp.	116,250	1,957,464
Taiyo Yuden Co., Ltd.	99,261	1,882,069
Takara Bio, Inc.	59,241	1,480,634
Takara Holdings, Inc.	171,945	2,191,144
Takashimaya Co., Ltd.	164,340	2,388,032
Takeda Pharmaceutical Co., Ltd. (a)	757,698	28,392,822
TDK Corp.	118,439	9,335,351
TechnoPro Holdings, Inc.	41,104	2,056,105
Teijin Ltd.	195,192	3,369,232
Terumo Corp.	304,067	17,901,258
The 77 Bank Ltd.	50,219	1,005,265
The Awa Bank Ltd.	10,460	302,147
The Bank of Kyoto Ltd.	83,544	4,017,175
The Chiba Bank Ltd.	657,360	4,312,930
The Chugoku Bank Ltd.	236,511	2,201,604
The Chugoku Electric Power Co., Inc.	320,038	4,041,695
The Gunma Bank Ltd.	529,635	2,523,404
The Hachijuni Bank Ltd.	520,036	2,386,075
The Hiroshima Bank Ltd.	335,840	2,023,026
The Iyo Bank Ltd.	401,636	2,465,348
The Japan Steel Works Ltd.	79,835	1,458,193
The Kansai Electric Power Co., Inc.	725,675	10,889,918
The San-In Godo Bank Ltd.	175,842	1,385,985
The Shiga Bank Ltd.	58,476	1,466,664
The Shizuoka Bank Ltd.	547,652	4,914,640
The Yokohama Rubber Co., Ltd.	118,799	2,485,834
THK Co., Ltd.	102,082	2,338,312
TIS, Inc.	77,101	3,557,985
Tobu Railway Co., Ltd.	231,712	6,632,004
Toda Corp.	205,940	1,385,629
Toho Co., Ltd.	133,520	4,644,685
Toho Gas Co., Ltd.	101,007	4,082,978
Tohoku Electric Power Co., Inc.	480,390	6,278,281
Tokai Carbon Co., Ltd. (a)	185,377	2,572,912
Tokai Tokyo Financial Holdings, Inc.	145,030	708,865
Tokio Marine Holdings, Inc.	673,511	33,245,523
Tokuyama Corp.	67,647	1,852,771
Tokyo Century Corp.	47,006	2,243,703
Tokyo Electric Power Co. Holdings, Inc. *	1,597,822	9,695,283
Tokyo Electron Ltd.	149,988	20,969,260
Tokyo Gas Co., Ltd.	421,322	10,851,221
Tokyo Tatemono Co., Ltd.	212,079	2,416,823
Tokyu Corp.	487,400	8,481,747
Tokyu Fudosan Holdings Corp.	513,000	2,877,860
Topcon Corp.	104,360	1,609,285
Toppan Printing Co., Ltd.	315,765	5,083,386
Toray Industries, Inc.	1,560,414	12,234,580
Toshiba Corp. *	565,920	17,543,271
Tosoh Corp.	318,528	4,488,285
TOTO Ltd.	137,170	5,309,222
Toyo Seikan Group Holdings Ltd.	135,387	3,082,126
Security	Number of Shares	Value ($)
Toyo Suisan Kaisha Ltd.	108,720	3,724,534
Toyo Tire & Rubber Co., Ltd.	122,290	1,931,008
Toyobo Co., Ltd.	73,776	1,067,494
Toyoda Gosei Co., Ltd.	53,456	1,028,634
Toyota Industries Corp.	154,751	7,931,755
Toyota Motor Corp.	2,503,724	150,002,945
Toyota Tsusho Corp.	222,351	7,676,054
Trend Micro, Inc.	124,212	7,121,269
TS Tech Co., Ltd.	37,137	1,076,008
Tsumura & Co.	72,710	2,250,776
Tsuruha Holdings, Inc.	38,830	3,829,996
Ube Industries Ltd.	100,504	2,289,774
Ulvac, Inc.	66,894	2,456,609
Unicharm Corp.	411,964	12,894,056
Ushio, Inc.	113,698	1,273,658
USS Co., Ltd.	264,123	4,684,665
Wacoal Holdings Corp.	51,700	1,409,172
Welcia Holdings Co., Ltd.	57,456	2,909,485
West Japan Railway Co.	185,525	12,922,212
Yahoo Japan Corp.	2,339,664	6,696,528
Yakult Honsha Co., Ltd.	120,227	9,052,760
Yamada Denki Co., Ltd. (a)	677,940	3,277,755
Yamaguchi Financial Group, Inc.	261,725	2,710,600
Yamaha Corp.	160,830	6,926,100
Yamaha Motor Co., Ltd.	298,114	6,130,306
Yamato Holdings Co., Ltd.	364,310	9,620,287
Yamazaki Baking Co., Ltd.	128,534	2,697,459
Yaoko Co., Ltd.	14,975	895,467
Yaskawa Electric Corp.	248,919	7,760,222
Yokogawa Electric Corp.	248,308	4,561,607
Zenkoku Hosho Co., Ltd.	51,682	1,765,972
Zensho Holdings Co., Ltd.	83,194	2,070,509
Zeon Corp.	119,833	1,217,854
ZOZO, Inc.	187,240	4,163,637
		3,610,557,606

Netherlands 2.9%
Aalberts Industries N.V.	102,734	3,601,286
ABN AMRO Group N.V.	407,893	10,400,568
Aegon N.V.	1,781,327	9,917,136
Akzo Nobel N.V.	249,601	20,941,459
Altice Europe N.V. *(a)	566,225	1,371,331
ArcelorMittal	600,462	13,607,663
ASML Holding N.V.	400,663	67,639,330
ASR Nederland N.V.	140,336	6,053,917
Boskalis Westminster	78,220	2,162,748
Gemalto N.V. *	83,437	4,776,482
GrandVision N.V.	35,648	802,809
Heineken Holding N.V.	105,595	9,319,699
Heineken N.V.	233,724	21,387,724
ING Groep N.V.	3,852,256	46,600,592
Koninklijke Ahold Delhaize N.V.	1,165,833	29,970,933
Koninklijke DSM N.V.	175,126	15,513,932
Koninklijke KPN N.V.	3,093,733	9,153,025
Koninklijke Philips N.V.	917,121	34,521,956
Koninklijke Vopak N.V.	66,913	2,924,423
NN Group N.V.	343,516	14,612,704
OCI N.V. *	100,891	2,300,670
Randstad N.V.	113,830	5,539,436
Signify N.V.	111,918	2,976,634
Unibail-Rodamco-Westfield	133,675	22,981,523
Unilever N.V. CVA	1,493,311	82,857,738
Wolters Kluwer N.V.	290,340	17,528,285
		459,464,003

8

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
New Zealand 0.2%
a2 Milk Co., Ltd. *	669,090	4,756,838
Auckland International Airport Ltd.	1,048,230	5,184,210
Contact Energy Ltd.	804,537	3,243,976
Fisher & Paykel Healthcare Corp., Ltd.	572,691	5,231,973
Fletcher Building Ltd. *	888,660	2,905,602
Kiwi Property Group Ltd.	2,331,557	2,218,142
Mercury NZ Ltd.	372,214	907,642
Meridian Energy Ltd.	822,120	1,866,381
Ryman Healthcare Ltd.	456,737	3,636,161
SKYCITY Entertainment Group Ltd.	970,107	2,398,919
Spark New Zealand Ltd.	1,929,888	5,607,458
		37,957,302

Norway 0.6%
Aker A.S.A., A Shares	18,868	1,074,631
Aker BP A.S.A.	96,181	2,723,354
DNB A.S.A.	1,042,865	17,879,591
Equinor A.S.A.	996,875	23,232,318
Gjensidige Forsikring A.S.A.	185,209	2,886,877
Marine Harvest A.S.A.	392,867	9,183,222
Norsk Hydro A.S.A.	1,418,782	6,678,949
Orkla A.S.A.	826,309	6,819,276
Schibsted A.S.A., B Shares	92,340	3,091,148
Schibsted A.S.A., Class A	92,340	3,341,231
Subsea 7 S.A.	254,270	2,735,030
Telenor A.S.A.	661,770	12,803,489
Yara International A.S.A.	161,191	6,469,561
		98,918,677

Poland 0.3%
Bank Pekao S.A.	154,900	4,487,131
Bank Zachodni WBK S.A.	28,350	2,661,178
CD Projekt S.A. *	62,813	2,356,482
Cyfrowy Polsat S.A. *	252,011	1,493,290
Dino Polska S.A. *	50,749	1,303,402
Grupa Lotos S.A.	96,463	2,087,351
KGHM Polska Miedz S.A. *	133,512	3,160,272
LPP S.A.	799	1,648,422
mBank S.A.	12,460	1,342,514
PGE Polska Grupa Energetyczna S.A. *	686,655	2,114,095
Polski Koncern Naftowy Orlen S.A.	303,755	8,823,192
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,674,491	2,849,427
Powszechna Kasa Oszczednosci Bank Polski S.A.	841,720	9,084,731
Powszechny Zaklad Ubezpieczen S.A.	540,565	6,113,872
		49,525,359

Portugal 0.1%
Banco Espirito Santo S.A. *(b)	505,213	—
EDP - Energias de Portugal S.A.	2,314,730	8,090,575
EDP Renovaveis S.A.	65,668	572,515
Galp Energia, SGPS, S.A.	545,050	8,957,685
Jeronimo Martins, SGPS, S.A.	241,594	2,883,163
		20,503,938

Republic of Korea 4.0%
Amorepacific Corp.	30,038	4,622,468
AMOREPACIFIC Group	37,725	2,184,176
BGF retail Co., Ltd.	6,742	1,169,828
BNK Financial Group, Inc.	344,418	2,356,649
Celltrion Healthcare Co., Ltd. *	58,519	4,108,520
Celltrion, Inc. *	75,496	16,130,329
Security	Number of Shares	Value ($)
Cheil Worldwide, Inc.	63,367	1,325,622
CJ CheilJedang Corp.	8,883	2,662,642
CJ Corp.	15,110	1,759,093
CJ ENM Co., Ltd.	10,279	2,136,587
CJ Logistics Corp. *	11,237	1,593,901
Coway Co., Ltd.	61,756	4,319,256
Daelim Industrial Co., Ltd.	29,302	2,478,103
DB Insurance Co., Ltd.	45,886	2,771,294
DGB Financial Group, Inc.	132,268	1,038,368
Doosan Heavy Industries & Construction Co., Ltd. *	67,786	689,380
Doosan Infracore Co., Ltd. *	155,691	1,179,193
E-MART, Inc.	23,172	4,030,992
GS Engineering & Construction Corp.	57,665	2,242,914
GS Holdings Corp.	47,255	2,171,045
Hana Financial Group, Inc.	279,041	9,359,866
Hankook Tire Co., Ltd.	70,716	2,700,071
Hanmi Pharm Co., Ltd.	7,187	2,837,100
Hanmi Science Co., Ltd.	16,876	1,118,593
Hanon Systems	187,340	1,754,824
Hanwha Chemical Corp.	130,286	2,196,713
Hanwha Corp.	66,215	1,772,113
Hanwha Life Insurance Co., Ltd.	395,091	1,564,926
HDC Hyundai Development Co-Engineering & Construction *	37,684	1,411,952
Hotel Shilla Co., Ltd.	29,828	2,296,406
Hyosung Chemical Corp. *	1,565	186,384
Hyosung Heavy Industries Corp. *	4,573	185,213
Hyundai Department Store Co., Ltd.	15,600	1,306,784
Hyundai Engineering & Construction Co., Ltd.	69,996	3,434,390
Hyundai Glovis Co., Ltd.	17,714	1,951,629
Hyundai Heavy Industries Co., Ltd. *	40,194	4,733,135
Hyundai Heavy Industries Holdings Co., Ltd. *	10,520	3,707,034
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,830,520
Hyundai Mobis Co., Ltd.	68,045	10,956,887
Hyundai Motor Co.	128,856	12,299,917
Hyundai Steel Co.	83,500	3,210,536
Industrial Bank of Korea	260,317	3,436,988
Kakao Corp.	49,453	4,963,167
Kangwon Land, Inc.	129,884	3,736,794
KB Financial Group, Inc. ADR	404,033	17,013,830
KCC Corp.	6,092	1,516,275
Kia Motors Corp.	250,011	6,802,565
Korea Aerospace Industries Ltd. *	67,992	1,922,785
Korea Electric Power Corp. ADR	513,000	6,781,860
Korea Gas Corp. *	19,784	900,115
Korea Investment Holdings Co., Ltd.	34,638	2,091,969
Korea Zinc Co., Ltd.	9,176	3,483,106
Korean Air Lines Co., Ltd.	36,273	1,032,257
KT&G Corp.	106,053	9,839,433
Kumho Petrochemical Co., Ltd.	18,076	1,486,781
LG Chem Ltd.	45,273	13,954,076
LG Corp.	90,430	5,824,565
LG Display Co., Ltd. ADR (a)	483,635	3,767,517
LG Electronics, Inc.	106,773	6,905,787
LG Household & Health Care Ltd.	8,742	9,046,541
LG Uplus Corp.	212,708	3,358,697
Lotte Chemical Corp.	13,601	3,306,367
Lotte Corp. *	63,068	3,111,343
LOTTE Fine Chemical Co., Ltd.	11,495	433,261
Lotte Shopping Co., Ltd.	9,853	1,894,216
LS Corp.	33,376	1,578,061
Mando Corp.	39,605	1,052,883
Mirae Asset Daewoo Co., Ltd.	466,537	2,963,329
NAVER Corp.	132,600	14,964,004

9

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NCSoft Corp.	16,364	7,474,346
Netmarble Corp.	21,279	2,477,282
NH Investment & Securities Co., Ltd.	132,293	1,634,558
NHN Entertainment Corp. *	10,000	514,742
OCI Co., Ltd.	25,680	2,394,005
Orion Corp.	21,963	2,184,642
Paradise Co., Ltd.	36,508	685,573
POSCO ADR	277,551	15,326,366
S-1 Corp.	20,961	1,800,744
S-Oil Corp.	41,597	4,100,512
Samsung Biologics Co., Ltd. *(b)	12,890	3,423,362
Samsung C&T Corp.	73,920	6,759,267
Samsung Card Co., Ltd.	32,702	942,303
Samsung Electro-Mechanics Co., Ltd.	56,620	6,086,543
Samsung Electronics Co., Ltd. GDR	188,917	176,637,395
Samsung Engineering Co., Ltd. *	162,172	2,813,904
Samsung Fire & Marine Insurance Co., Ltd.	32,901	7,998,147
Samsung Heavy Industries Co., Ltd. *	426,816	2,825,260
Samsung Life Insurance Co., Ltd.	59,852	4,618,581
Samsung SDI Co., Ltd.	50,095	9,228,438
Samsung SDS Co., Ltd.	30,877	5,398,896
Samsung Securities Co., Ltd.	80,959	2,249,764
Shinhan Financial Group Co., Ltd. ADR (a)	473,571	17,526,863
Shinsegae, Inc.	9,200	2,388,331
SillaJen, Inc. *	54,282	3,423,647
SK Holdings Co., Ltd.	32,661	8,202,035
SK Hynix, Inc.	516,040	32,041,022
SK Innovation Co., Ltd.	58,130	10,190,058
SK Telecom Co., Ltd. ADR	229,171	6,501,581
Woori Bank	575,059	8,028,613
Yuhan Corp.	12,013	2,438,073
		627,268,778

Singapore 1.1%
Ascendas Real Estate Investment Trust	1,981,233	3,711,202
CapitaLand Commercial Trust	2,980,862	3,780,393
CapitaLand Ltd.	2,644,759	6,014,321
CapitaLand Mall Trust	2,822,284	4,628,381
City Developments Ltd.	578,027	3,551,580
ComfortDelGro Corp., Ltd.	1,958,046	2,997,009
DBS Group Holdings Ltd.	1,780,949	31,646,893
Genting Singapore Ltd.	6,491,126	4,589,207
Golden Agri-Resources Ltd.	7,947,022	1,419,111
Hutchison Port Holdings Trust	4,111,043	1,068,871
Jardine Cycle & Carriage Ltd.	93,904	2,409,199
Keppel Corp., Ltd.	1,468,352	6,485,578
Oversea-Chinese Banking Corp., Ltd.	3,384,332	27,775,203
SATS Ltd.	495,020	1,728,240
Sembcorp Industries Ltd.	1,246,756	2,371,744
Sembcorp Marine Ltd.	834,528	973,211
Singapore Airlines Ltd.	518,747	3,595,688
Singapore Exchange Ltd.	809,972	4,321,425
Singapore Post Ltd.	1,345,542	970,909
Singapore Press Holdings Ltd.	1,370,040	2,636,229
Singapore Technologies Engineering Ltd.	1,741,416	4,505,850
Singapore Telecommunications Ltd.	7,282,394	16,348,231
Suntec Real Estate Investment Trust	1,661,268	2,131,073
United Overseas Bank Ltd.	1,244,320	22,809,510
UOL Group Ltd.	400,263	1,782,512
Venture Corp., Ltd.	253,431	2,754,123
Wilmar International Ltd.	2,298,255	5,092,343
		172,098,036

Security	Number of Shares	Value ($)
Spain 2.6%
Acciona S.A. (a)	26,007	2,388,106
Acerinox S.A.	192,142	1,913,595
ACS, Actividades de Construccion y Servicios S.A.	243,541	9,342,388
Aena SME S.A.	65,456	10,390,582
Amadeus IT Group S.A.	409,258	29,313,575
Banco Bilbao Vizcaya Argentaria S.A.	6,562,463	37,285,497
Banco de Sabadell S.A.	5,767,591	7,359,711
Banco Santander S.A.	15,858,034	75,142,774
Bankia S.A.	1,116,692	3,688,181
Bankinter S.A.	697,783	5,830,679
CaixaBank S.A.	3,561,673	14,658,883
Cellnex Telecom S.A.	170,418	4,723,558
Corporacion Financiera Alba S.A.	35,916	1,628,669
Enagas S.A.	230,850	6,343,692
Endesa S.A.	329,008	7,331,181
Ferrovial S.A.	510,482	10,502,139
Ferrovial S.A. *(b)	11,777	242,288
Grifols S.A.	355,709	9,972,130
Grupo Catalana Occidente S.A.	23,411	929,074
Iberdrola S.A.	5,862,575	43,743,773
Industria de Diseno Textil S.A.	1,049,650	32,195,556
Inmobiliaria Colonial Socimi S.A.	235,328	2,364,745
Mapfre S.A.	1,068,464	3,054,666
Mediaset Espana Comunicacion S.A.	138,510	964,492
Merlin Properties Socimi S.A.	310,773	3,925,141
Naturgy Energy Group S.A.	312,649	7,734,832
Red Electrica Corp. S.A.	443,412	9,546,544
Repsol S.A.	1,211,729	20,922,702
Siemens Gamesa Renewable Energy S.A. *	251,851	3,550,222
Telefonica S.A.	4,429,354	39,760,007
Zardoya Otis S.A.	153,487	1,094,850
		407,844,232

Sweden 2.4%
Alfa Laval AB	293,320	6,310,452
Assa Abloy AB, B Shares	893,610	16,613,246
Atlas Copco AB, A Shares	614,822	15,074,829
Atlas Copco AB, B Shares	400,880	9,062,757
Boliden AB	262,507	5,881,177
Electrolux AB, Series B	224,312	5,096,936
Elekta AB, B Shares	322,080	3,880,418
Epiroc AB, A Shares *	582,217	4,767,845
Epiroc AB, B Shares *	400,880	3,222,509
Essity AB, B Shares	572,464	14,668,403
Fastighets AB Balder, B Shares *	108,087	2,980,940
Hennes & Mauritz AB, B Shares	869,323	16,012,714
Hexagon AB, B Shares	251,370	12,520,027
Husqvarna AB, B Shares	371,436	2,925,419
ICA Gruppen AB (a)	72,348	2,624,882
Industrivarden AB, A Shares	251,918	5,273,031
Industrivarden AB, C Shares	201,280	4,127,953
Investment AB Latour (a)	54,551	682,105
Investor AB	123,687	5,379,055
Investor AB, B Shares	438,495	19,209,541
Kinnevik AB, B Shares	243,089	6,167,304
L E Lundbergfortagen AB, B Shares	46,333	1,384,731
Lundin Petroleum AB	191,874	5,049,260
Nibe Industrier AB, B Shares	225,077	2,332,604
Nordea Bank Abp	3,110,262	27,609,637
Saab AB, Class B (a)	66,141	2,646,047
Sandvik AB	1,069,798	15,868,711
Securitas AB, B Shares	339,751	5,722,806
Skandinaviska Enskilda Banken AB, A Shares	1,412,128	14,709,182

10

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Skanska AB, B Shares	392,708	6,172,537
SKF AB, B Shares	421,994	6,662,990
Svenska Cellulosa AB SCA, B Shares	638,463	5,136,551
Svenska Handelsbanken AB, A Shares	1,462,345	16,107,953
Swedbank AB, A Shares	1,027,475	23,877,439
Swedish Match AB	183,859	7,179,735
Swedish Orphan Biovitrum AB *	151,169	3,265,520
Tele2 AB, B Shares	506,243	6,332,835
Telefonaktiebolaget LM Ericsson, B Shares	3,001,744	25,040,095
Telia Co. AB	2,783,621	12,842,870
Trelleborg AB, B Shares	273,347	4,664,358
Volvo AB, B Shares	1,494,023	20,782,467
		375,869,871

Switzerland 7.3%
ABB Ltd.	1,786,267	36,123,937
Adecco Group AG	159,998	7,909,042
ams AG *(a)	75,848	2,109,946
Baloise Holding AG	50,170	7,369,746
Banque Cantonale Vaudoise	3,596	2,741,934
Barry Callebaut AG	2,104	3,560,178
Chocoladefabriken Lindt & Sprungli AG	1,106	14,606,494
Cie Financiere Richemont S.A.	503,947	32,737,519
Clariant AG *	222,659	4,405,946
Credit Suisse Group AG *	2,464,120	29,046,214
DKSH Holding AG	41,040	2,776,108
Dufry AG *	32,087	3,406,645
EMS-Chemie Holding AG	7,145	3,835,786
Flughafen Zuerich AG	16,143	2,636,251
Geberit AG	37,888	14,755,601
Georg Fischer AG	3,280	2,550,218
Givaudan S.A.	8,810	21,686,696
Helvetia Holding AG	7,181	4,440,744
Julius Baer Group Ltd. *	229,687	9,269,302
Kuehne & Nagel International AG	51,300	7,212,338
LafargeHolcim Ltd. *	479,971	21,511,884
Logitech International S.A.	143,048	4,806,676
Lonza Group AG *	72,991	23,584,124
Nestle S.A.	2,985,179	254,323,450
Novartis AG	2,155,978	196,235,312
OC Oerlikon Corp. AG *	192,537	2,256,075
Pargesa Holding S.A.	25,650	1,774,851
Partners Group Holding AG	17,161	11,239,180
PSP Swiss Property AG	41,461	4,020,184
Roche Holding AG	688,271	178,447,007
Roche Holding AG, Bearer Shares	26,165	6,734,015
Schindler Holding AG	59,117	11,604,421
SGS S.A.	5,130	12,145,474
Sika AG	132,582	16,411,061
Sonova Holding AG	51,979	8,392,267
Straumann Holding AG	10,569	6,461,859
Sulzer AG	14,647	1,368,187
Swiss Life Holding AG *	32,377	12,696,799
Swiss Prime Site AG *	81,543	6,723,513
Swiss Re AG	303,706	27,734,237
Swisscom AG	23,723	11,377,829
Temenos AG *	58,329	7,219,990
The Swatch Group AG	81,850	11,192,587
UBS Group AG *	3,436,003	46,399,020
Vifor Pharma AG	43,990	5,420,892
Zurich Insurance Group AG	147,451	46,255,955
		1,149,517,494

Security	Number of Shares	Value ($)
United Kingdom 15.2%
3i Group plc	1,009,845	10,740,620
Admiral Group plc	185,340	4,928,148
Anglo American plc	973,357	19,450,747
Antofagasta plc	406,127	4,147,495
Ashmore Group plc	530,477	2,511,062
Ashtead Group plc	484,566	10,875,161
Associated British Foods plc	340,419	10,528,423
AstraZeneca plc	1,258,986	98,259,893
Auto Trader Group plc	870,973	4,871,830
AVEVA Group plc	62,391	2,041,065
Aviva plc	4,003,364	20,789,134
B&M European Value Retail S.A.	778,262	3,468,497
Babcock International Group plc	272,643	1,975,876
BAE Systems plc	3,135,686	19,656,049
Barclays plc	16,986,626	35,301,389
Barratt Developments plc	1,017,848	6,002,467
Bellway plc	116,136	3,766,685
Berkeley Group Holdings plc	121,153	4,986,725
BHP Group plc *	2,073,700	39,729,865
BP plc	19,310,554	128,119,425
British American Tobacco plc	2,264,647	79,460,284
BT Group plc	8,224,474	27,493,266
Bunzl plc	365,438	11,264,905
Burberry Group plc	424,422	9,620,109
Capita plc *	1,645,630	2,168,949
Capital & Counties Properties plc	793,068	2,571,177
Carnival plc	172,616	10,027,568
Centrica plc	5,501,227	9,668,700
Cineworld Group plc	872,336	3,069,693
Cobham plc *	2,345,012	3,053,339
Coca-Cola HBC AG *	208,655	6,213,647
Compass Group plc	1,553,729	33,274,652
ConvaTec Group plc	1,447,627	2,806,560
CRH plc	811,115	22,219,352
Croda International plc	135,807	8,448,950
CYBG plc	1,140,536	2,986,093
DCC plc	97,085	7,314,572
Derwent London plc	88,785	3,239,832
Diageo plc	2,394,279	86,254,042
Direct Line Insurance Group plc	1,375,616	5,756,891
Dixons Carphone plc	1,005,948	2,075,403
DS Smith plc	1,162,791	4,956,728
easyJet plc	217,027	3,080,567
Evraz plc	464,536	2,691,459
Experian plc	890,915	21,671,551
Ferguson plc	238,958	15,305,312
Fresnillo plc	198,967	1,912,597
G4S plc	1,686,778	4,174,117
GlaxoSmithKline plc	4,819,353	99,712,448
Glencore plc *	11,619,523	43,015,778
GVC Holdings plc	524,578	4,946,197
Halma plc	374,517	6,556,054
Hammerson plc	808,260	3,980,662
Hargreaves Lansdown plc	270,051	6,551,776
Hikma Pharmaceuticals plc	169,105	3,842,707
Hiscox Ltd.	255,259	5,491,052
Howden Joinery Group plc	597,126	3,392,623
HSBC Holdings plc	19,952,031	169,109,602
IMI plc	299,201	3,716,344
Imperial Brands plc	955,796	29,389,971
Inchcape plc	503,613	3,736,488
Informa plc	1,198,647	10,570,899
Inmarsat plc	493,813	2,572,520
InterContinental Hotels Group plc	177,378	9,505,303
International Consolidated Airlines Group S.A.	975,909	7,789,740
Intertek Group plc	156,975	9,407,364

11

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Intu Properties plc (a)	1,108,080	1,611,732
Investec plc	632,478	3,843,642
ITV plc	3,628,274	6,721,769
J Sainsbury plc	1,621,460	6,309,907
JD Sports Fashion plc	288,209	1,452,518
John Wood Group plc	617,745	5,004,951
Johnson Matthey plc	186,166	6,945,358
Just Eat plc *	618,229	4,595,542
KAZ Minerals plc	211,110	1,484,687
Kingfisher plc	2,258,650	7,204,533
Land Securities Group plc	754,785	7,831,366
Legal & General Group plc	5,982,711	18,694,064
Lloyds Banking Group plc	72,142,196	50,956,823
London Stock Exchange Group plc	310,240	15,964,044
Marks & Spencer Group plc	1,672,380	6,245,606
Mediclinic International plc (a)	380,371	1,716,076
Meggitt plc	781,101	5,164,419
Melrose Industries plc	4,497,121	10,133,096
Merlin Entertainments plc	637,161	2,732,339
Micro Focus International plc	436,437	8,569,926
Mondi plc	343,963	7,502,357
National Grid plc	3,322,781	35,311,119
Next plc	138,249	8,644,972
NMC Health plc	90,884	3,824,327
Ocado Group plc *	421,088	4,465,759
Paddy Power Betfair plc	82,944	7,381,525
Pearson plc	777,174	9,553,045
Pennon Group plc	416,827	3,829,175
Persimmon plc	308,359	7,475,274
Phoenix Group Holdings	523,460	4,003,959
Polymetal International plc	242,563	2,428,849
Prudential plc	2,574,786	50,608,067
Quilter plc	1,724,584	2,554,662
Randgold Resources Ltd.	92,782	7,420,098
Reckitt Benckiser Group plc	618,401	51,380,873
RELX plc	1,863,809	38,821,427
Renishaw plc	33,380	1,822,834
Rentokil Initial plc	1,735,052	7,305,389
Rightmove plc	1,076,224	6,008,927
Rio Tinto plc	1,141,038	51,813,747
Rolls-Royce Holdings plc *	1,647,168	17,855,389
Royal Bank of Scotland Group plc	4,460,168	12,417,177
Royal Dutch Shell plc, A Shares	4,572,823	138,276,903
Royal Dutch Shell plc, B Shares	3,706,037	113,272,068
Royal Mail plc	985,665	4,021,839
RPC Group plc	413,816	3,784,619
RSA Insurance Group plc	1,072,723	7,426,502
Schroders plc	120,066	3,871,170
Segro plc	1,010,610	7,777,891
Severn Trent plc	241,978	5,649,941
Shire plc	885,221	51,390,165
Smith & Nephew plc	872,100	15,856,161
Smiths Group plc	422,244	7,485,812
Smurfit Kappa Group plc	242,492	6,577,753
Spirax-Sarco Engineering plc	68,152	5,334,701
SSE plc	1,028,762	14,379,514
St. James's Place plc	473,421	6,073,604
Standard Chartered plc	2,648,239	20,590,957
Standard Life Aberdeen plc	2,358,119	7,985,159
Tate & Lyle plc	462,860	4,240,245
Taylor Wimpey plc	3,151,401	5,387,973
Tesco plc	9,481,820	23,899,326
The British Land Co. plc	1,072,588	7,726,641
The Sage Group plc	1,141,234	8,465,773
The Weir Group plc	248,934	4,681,646
Travis Perkins plc	251,370	3,540,784
TUI AG	437,820	6,239,728
Unilever plc	1,105,924	59,877,877
United Utilities Group plc	703,367	6,824,031
Security	Number of Shares	Value ($)
Vodafone Group plc	26,865,994	57,909,832
Whitbread plc	185,168	10,863,051
William Hill plc	929,919	1,922,105
Wm Morrison Supermarkets plc	1,981,880	6,008,149
WPP plc	1,223,805	13,519,134
		2,404,690,802
Total Common Stock
(Cost $15,492,584,332)		15,559,873,068

Preferred Stock 0.7% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	47,653	3,458,523
Fuchs Petrolub SE	67,281	2,785,102
Henkel AG & Co. KGaA	168,800	19,475,519
Porsche Automobil Holding SE	164,160	10,501,666
Sartorius AG	31,282	3,970,476
Volkswagen AG	180,956	30,507,744
		70,699,030

Republic of Korea 0.2%
Amorepacific Corp.	8,000	643,026
Hyundai Motor Co., Ltd.	19,187	1,126,281
Hyundai Motor Co., Ltd. 2nd	40,291	2,508,865
LG Chem Ltd.	5,801	1,011,727
LG Household & Health Care Ltd.	1,565	935,412
Samsung Electronics Co., Ltd.	789,677	23,775,903
		30,001,214

Spain 0.0%
Grifols S.A., B Shares	231,167	4,596,135

United Kingdom 0.0%
Rolls-Royce Holdings plc, C Shares *(b)	74,440,788	94,979
Total Preferred Stock
(Cost $105,344,329)		105,391,358

Rights 0.0% of net assets

Hong Kong 0.0%
Xinyi Glass Holdings Ltd. *(b)	415,484	—

Sweden 0.0%
Saab AB *(a)	65,821	258,768
Total Rights
(Cost $—)		258,768

Other Investment Companies 0.7% of net assets

United States 0.7%
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (c)	38,507,657	38,507,657
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 2.13% (c)	64,320,220	64,320,220
Total Other Investment Companies
(Cost $102,827,877)		102,827,877

12

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/21/18	1,087	98,715,905	(847,512)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $60,882,571.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$13,985,244,866	$—	$—	$13,985,244,866
Hong Kong	519,011,254	—	— *	519,011,254
Portugal	20,503,938	—	— *	20,503,938
Republic of Korea	623,845,416	—	3,423,362	627,268,778
Spain	407,601,944	—	242,288	407,844,232
Preferred Stock[1]	105,296,379	—	—	105,296,379
United Kingdom	—	—	94,979	94,979
Rights [1]	258,768	—	—	258,768
Hong Kong	—	—	— *	—
Other Investment Companies[1]	102,827,877	—	—	102,827,877
Liabilities
Futures Contracts[2]	(847,512)	—	—	(847,512)
Total	$15,763,742,930	$—	$3,760,629	$15,767,503,559
*	Level 3 amount shown includes securities determined to have no value at November 30, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
13

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 6.2%
A2B Australia Ltd.	126,705	203,558
Abacus Property Group	391,646	906,618
Accent Group Ltd.	379,568	356,176
Afterpay Touch Group Ltd. *(a)	183,324	1,930,439
Altium Ltd.	126,934	2,099,509
Appen Ltd.	120,957	1,227,771
ARB Corp., Ltd.	77,513	954,907
Ardent Leisure Group Ltd.	580,193	633,410
Arena REIT	330,702	579,588
Asaleo Care Ltd.	520,736	249,075
Ausdrill Ltd.	532,913	564,282
Australian Agricultural Co., Ltd. *	525,283	460,306
Australian Pharmaceutical Industries Ltd.	447,823	479,088
Automotive Holdings Group Ltd.	317,563	377,998
Aventus Retail Property Fund Ltd.	439,956	665,045
Aveo Group	539,048	669,188
Bapcor Ltd.	307,709	1,379,686
Beach Energy Ltd.	2,154,257	2,399,048
Bega Cheese Ltd.	204,674	886,317
Bellamy's Australia Ltd. *(a)	82,493	440,961
Bingo Industries Ltd.	446,540	723,911
Blackmores Ltd. (a)	15,173	1,373,709
Breville Group Ltd.	156,707	1,255,355
Brickworks Ltd.	73,755	879,527
BWP Trust	624,580	1,591,787
BWX Ltd. (a)	113,856	274,373
Cardno Ltd. *	276,769	218,279
carsales.com Ltd.	254,473	2,205,789
Cedar Woods Properties Ltd.	28,229	107,400
Centuria Industrial REIT	257,180	529,612
Charter Hall Education Trust *	277,334	587,317
Charter Hall Group	563,628	2,877,010
Charter Hall Long Wale REIT	221,703	668,641
Charter Hall Retail REIT	430,652	1,421,466
Cleanaway Waste Management Ltd.	1,615,021	2,004,927
Collins Foods Ltd.	90,456	485,508
Corporate Travel Management Ltd. (a)	96,168	1,615,916
Costa Group Holdings Ltd.	348,750	1,938,074
Credit Corp. Group Ltd.	48,372	679,627
Cromwell Property Group	1,770,937	1,280,295
Dacian Gold Ltd. *	220,252	334,545
Eclipx Group Ltd.	370,793	676,929
Elders Ltd.	131,842	650,837
Emeco Holdings Ltd. *	357,966	677,038
ERM Power Ltd.	246,970	305,693
Estia Health Ltd.	284,239	446,266
FlexiGroup Ltd.	361,151	395,596
G.U.D. Holdings Ltd.	108,240	965,896
G8 Education Ltd.	593,865	1,214,276
Galaxy Resources Ltd. *(a)	476,430	939,365
GDI Property Group	314,194	290,242
Genworth Mortgage Insurance Australia Ltd.	284,619	467,647
Security	Number of Shares	Value ($)
Gold Road Resources Ltd. *	1,030,504	470,328
GrainCorp Ltd., Class A	272,319	1,451,685
Greencross Ltd.	123,333	486,345
Growthpoint Properties Australia Ltd.	206,086	549,304
GWA Group Ltd.	318,524	604,766
Hotel Property Investments	99,508	229,624
HT&E Ltd.	300,754	386,541
IDP Education Ltd.	145,945	974,108
Independence Group NL	563,139	1,562,683
Infigen Energy *	761,680	258,641
Ingenia Communities Group	249,649	557,857
Inghams Group Ltd. (a)	226,710	726,786
Investa Office Fund	636,299	2,592,788
InvoCare Ltd. (a)	135,573	1,165,256
IPH Ltd.	128,533	531,255
IRESS Ltd.	164,487	1,363,324
Japara Healthcare Ltd.	289,260	249,254
JB Hi-Fi Ltd. (a)	131,335	2,222,174
Karoon Gas Australia Ltd. *(a)	303,828	210,777
Kidman Resources Ltd. *(a)	437,561	428,169
Link Administration Holdings Ltd.	589,915	3,011,190
Liquefied Natural Gas Ltd. *(a)	880,446	302,184
Lovisa Holdings Ltd.	54,156	302,538
Lynas Corp., Ltd. *	864,835	1,326,246
MACA Ltd.	232,506	151,960
Mayne Pharma Group Ltd. *	1,682,398	1,204,000
McMillan Shakespeare Ltd.	73,624	760,760
Mesoblast Ltd. *(a)	546,311	528,600
Mineral Resources Ltd.	158,113	1,760,796
Monadelphous Group Ltd.	105,612	1,082,038
Mount Gibson Iron Ltd.	802,267	298,786
Myer Holdings Ltd. *(a)	907,925	301,671
MYOB Group Ltd.	527,855	1,333,713
Nanosonics Ltd. *	289,272	661,184
Navigator Global Investments Ltd.	117,862	384,727
Navitas Ltd.	351,855	1,277,002
Netwealth Group Ltd.	109,491	680,424
New Century Resources Ltd. *(a)	737,134	441,400
New South Resources Ltd. *	680,563	862,262
NEXTDC Ltd. *	374,654	1,761,927
nib Holdings Ltd.	538,609	1,950,863
Nine Entertainment Co. Holdings Ltd.	1,696,443	2,174,142
Northern Star Resources Ltd.	686,758	4,002,010
NRW Holdings Ltd.	402,217	536,037
OFX Group Ltd.	184,556	241,242
oOh!media Ltd.	236,935	745,724
Orocobre Ltd. *(a)	264,033	832,940
Pact Group Holdings Ltd.	234,109	586,386
Pendal Group Ltd.	294,563	1,819,785
Perseus Mining Ltd. *	1,129,038	288,568
Pilbara Minerals Ltd. *(a)	1,787,356	1,096,382
Premier Investments Ltd.	105,176	1,283,408
Primary Health Care Ltd.	666,939	1,290,635
Qube Holdings Ltd.	1,451,842	2,830,754
Quintis Ltd. *(a)(b)	227,692	—
RCR Tomlinson Ltd. (b)	277,796	81,185
Regis Healthcare Ltd.	102,455	205,749

14

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regis Resources Ltd.	546,019	1,690,617
Reliance Worldwide Corp., Ltd.	813,370	2,809,447
Resolute Mining Ltd.	685,321	475,433
Rural Funds Group	362,627	574,634
Sandfire Resources NL	176,886	826,694
Saracen Mineral Holdings Ltd. *	931,627	1,680,392
SeaLink Travel Group Ltd.	82,222	255,181
Select Harvests Ltd.	112,653	477,136
Senex Energy Ltd. *	1,330,131	373,961
Seven West Media Ltd. *	1,026,004	509,483
SG Fleet Group Ltd.	128,083	270,309
Sigma Healthcare Ltd.	1,336,600	478,266
SmartGroup Corp., Ltd.	101,276	752,141
Southern Cross Media Group Ltd.	974,153	768,285
SpeedCast International Ltd.	257,124	615,869
St. Barbara Ltd.	602,994	1,955,094
Starpharma Holdings Ltd. *	410,605	464,759
Steadfast Group Ltd.	922,780	1,819,422
Super Retail Group Ltd.	172,278	920,900
Superloop Ltd. *	213,724	261,421
Syrah Resources Ltd. *	319,256	380,013
Tassal Group Ltd.	234,063	717,883
Technology One Ltd.	183,116	833,078
Village Roadshow Ltd. *	144,599	258,704
Virgin Australia International Holdings Ltd. (b)	424,000	—
Viva Energy REIT	475,769	719,181
Washington H Soul Pattinson & Co., Ltd.	114,014	2,183,044
Webjet Ltd.	148,852	1,313,086
Western Areas Ltd.	287,551	457,765
Westgold Resources Ltd. *	346,760	251,955
WiseTech Global Ltd.	90,920	1,241,574
WPP AUNZ Ltd.	382,045	172,973
		129,475,406

Austria 1.0%
Agrana Beteiligungs AG	6,135	126,424
BAWAG Group AG	38,713	1,698,083
CA Immobilien Anlagen AG	83,350	2,680,195
DO & Co. AG	7,942	822,798
EVN AG	37,649	600,204
Flughafen Wien AG	7,595	294,961
IMMOFINANZ AG *	110,994	2,749,725
Kapsch TrafficCom AG	5,159	181,080
Lenzing AG	15,779	1,504,298
Oesterreichische Post AG	40,385	1,487,007
Palfinger AG	12,488	397,321
Porr AG	10,511	238,022
S IMMO AG	62,288	1,100,199
Schoeller-Bleckmann Oilfield Equipment AG	13,596	1,137,622
Semperit AG Holding *(a)	14,712	209,220
Strabag SE	17,983	638,325
UNIQA Insurance Group AG	127,125	1,223,467
Wienerberger AG	138,857	3,112,973
Zumtobel Group AG *	36,492	359,674
		20,561,598

Belgium 1.4%
Aedifica S.A.	23,101	1,922,474
AGFA-Gevaert N.V. *	198,126	852,447
Barco N.V.	11,591	1,297,955
Befimmo S.A.	23,497	1,375,452
Bekaert S.A.	43,026	1,123,395
Cie d'Entreprises CFE	8,624	913,960
Cofinimmo S.A.	25,313	3,083,886
D'Ieteren S.A. N.V.	27,616	1,108,771
Security	Number of Shares	Value ($)
Econocom Group S.A. N.V. (a)	153,908	561,473
Elia System Operator S.A. N.V.	34,204	2,281,049
Euronav N.V.	196,763	1,719,900
EVS Broadcast Equipment S.A.	19,835	473,868
Fagron	38,598	658,598
Gimv N.V.	21,162	1,145,320
Ion Beam Applications *(a)	26,238	490,182
KBC Ancora	38,237	1,771,584
Kinepolis Group N.V.	15,202	889,885
Melexis N.V.	21,157	1,250,452
Mithra Pharmaceuticals S.A. *	20,416	598,705
Nyrstar N.V. *(a)	99,375	84,219
Ontex Group N.V.	91,921	1,936,884
Orange Belgium S.A.	32,870	614,082
Tessenderlo Group S.A. *	33,368	1,159,874
Van de Velde N.V.	8,279	218,412
Warehouses De Pauw SCA	19,452	2,554,846
		30,087,673

Canada 16.6%
Advantage Oil & Gas Ltd. *	229,968	411,800
Aecon Group, Inc.	67,708	953,648
Air Canada *	154,184	3,364,183
Alacer Gold Corp. *	333,567	519,512
Alamos Gold, Inc., Class A	468,219	1,504,247
Algonquin Power & Utilities Corp.	531,678	5,640,403
Allied Properties Real Estate Investment Trust	118,351	4,015,973
AltaGas Ltd.	305,279	3,318,999
Aphria, Inc. *(a)	230,712	1,824,380
ARC Resources Ltd.	406,350	2,782,172
Artis Real Estate Investment Trust	161,773	1,207,425
Atco Ltd., Class I	84,753	2,590,862
ATS Automation Tooling Systems, Inc. *	89,574	1,147,054
Aurora Cannabis, Inc. *(a)	885,619	5,064,107
B2Gold Corp. *	1,092,616	2,688,176
Baytex Energy Corp. *	615,979	1,140,101
Birchcliff Energy Ltd.	276,737	734,995
Boardwalk Real Estate Investment Trust	44,689	1,395,039
Bombardier, Inc., B Shares *	2,451,195	4,094,239
Boyd Group Income Fund	22,990	1,987,128
BRP, Inc.	48,280	1,719,641
CAE, Inc.	320,966	6,515,434
Cameco Corp.	457,582	5,429,289
Canada Goose Holdings, Inc. *	53,636	3,606,134
Canadian Apartment Properties REIT	169,596	5,966,676
Canadian Western Bank	101,359	2,199,378
Canfor Corp. *	75,800	1,038,536
Canopy Growth Corp. *	206,378	7,010,734
Capital Power Corp.	120,330	2,469,793
Cascades, Inc.	76,600	720,989
CCL Industries, Inc., Class B	169,440	7,025,685
Celestica, Inc. *	142,481	1,464,367
Centerra Gold, Inc. *	251,666	1,022,494
CES Energy Solutions Corp.	289,319	692,224
Chartwell Retirement Residences	232,705	2,638,526
China Gold International Resources Corp., Ltd. *	312,180	422,785
Choice Properties Real Estate Investment Trust	267,940	2,467,524
Cineplex, Inc.	74,265	1,444,399
Cogeco Communications, Inc.	12,830	623,593
Colliers International Group, Inc.	40,569	2,670,820
Cominar Real Estate Investment Trust	218,637	1,742,055
Corus Entertainment, Inc., B Shares	130,711	486,810
Cott Corp.	159,520	2,368,016
Crescent Point Energy Corp.	636,706	1,887,459
Detour Gold Corp. *	202,218	1,501,687

15

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dorel Industries, Inc., Class B	30,664	420,820
Dream Global Real Estate Investment Trust	208,155	2,109,584
Dream Office Real Estate Investment Trust	61,079	1,116,710
ECN Capital Corp.	381,826	1,014,104
Eldorado Gold Corp. *	835,622	477,822
Element Fleet Management Corp.	437,258	2,319,366
Emera, Inc.	68,624	2,302,784
Empire Co., Ltd., A Shares	198,936	3,767,376
Endeavour Mining Corp. *	80,260	1,000,004
Enerflex Ltd.	102,093	1,252,830
Enerplus Corp.	282,822	2,719,483
Enghouse Systems Ltd.	24,052	1,235,445
Ensign Energy Services, Inc.	163,098	619,701
Finning International, Inc.	197,948	4,112,064
First Capital Realty, Inc.	179,364	2,663,942
First Majestic Silver Corp. *(a)	185,912	892,422
First National Financial Corp. (a)	18,521	401,885
First Quantum Minerals Ltd.	789,621	7,248,045
FirstService Corp.	35,757	2,711,570
Genworth MI Canada, Inc.	42,134	1,382,487
Gibson Energy, Inc.	167,962	2,698,058
Gildan Activewear, Inc.	237,670	7,805,504
Gran Tierra Energy, Inc. *	452,981	1,206,495
Granite Real Estate Investment Trust	53,090	2,190,147
Great Canadian Gaming Corp. *	67,973	2,634,842
H&R Real Estate Investment Trust	328,660	5,202,774
Home Capital Group, Inc. *(a)	94,736	1,255,211
Hudbay Minerals, Inc.	286,306	1,451,887
Hudson's Bay Co. (a)	133,076	875,092
IAMGOLD Corp. *	537,232	1,628,956
Industrial Alliance Insurance & Financial Services, Inc.	124,507	4,549,925
Innergex Renewable Energy, Inc.	146,146	1,383,279
Ivanhoe Mines Ltd., Class A *	705,588	1,406,823
Just Energy Group, Inc.	130,293	555,836
Kelt Exploration Ltd. *	177,136	583,745
Keyera Corp.	236,702	5,182,476
Kinaxis, Inc. *	30,194	1,687,920
Kinross Gold Corp. *	1,442,091	3,906,047
Kirkland Lake Gold Ltd.	216,348	4,482,901
Laurentian Bank of Canada	44,011	1,380,166
Linamar Corp.	53,178	1,927,307
Lundin Mining Corp.	739,051	3,219,551
Maple Leaf Foods, Inc.	94,523	2,100,827
Martinrea International, Inc.	99,836	806,740
Maxar Technologies Ltd.	68,445	1,132,425
MEG Energy Corp. *	285,441	1,786,825
Methanex Corp.	92,322	5,113,796
Morguard Real Estate Investment Trust	34,734	294,263
Mullen Group Ltd.	113,542	1,050,761
Nevsun Resources Ltd.	355,027	1,589,354
New Gold, Inc. *	742,536	575,436
NFI Group, Inc.	66,747	1,898,305
Norbord, Inc. (a)	63,318	1,768,864
Northland Power, Inc.	135,526	2,277,971
Northview Apartment Real Estate Investment Trust	60,832	1,206,479
NOVAGOLD RESOURCES, Inc. *	264,313	974,444
NuVista Energy Ltd. *	205,358	596,405
Obsidian Energy Ltd. *(a)	637,587	321,408
OceanaGold Corp.	707,038	2,058,714
Onex Corp.	97,351	6,035,454
Open Text Corp.	301,859	10,340,562
Osisko Gold Royalties Ltd.	188,833	1,416,496
Pan American Silver Corp.	171,578	2,206,206
Paramount Resources Ltd., A Shares *(a)	86,117	470,401
Parex Resources, Inc. *	171,974	2,123,312
Parkland Fuel Corp.	152,853	4,501,291
Pason Systems, Inc.	88,598	1,328,537
Security	Number of Shares	Value ($)
Peyto Exploration & Development Corp. (a)	183,157	1,397,346
PrairieSky Royalty Ltd.	266,125	3,636,167
Precision Drilling Corp. *	368,448	845,509
Premium Brands Holdings Corp.	34,561	2,018,117
Pretium Resources, Inc. *	193,927	1,378,835
Quebecor, Inc., Class B	137,337	2,962,495
Ritchie Bros. Auctioneers, Inc.	125,990	4,379,458
Russel Metals, Inc.	72,746	1,267,075
Secure Energy Services, Inc.	182,564	988,986
SEMAFO, Inc. *	400,622	723,416
Seven Generations Energy Ltd., A Shares *	320,612	2,443,608
ShawCor Ltd.	84,626	1,243,507
Sierra Wireless, Inc. *(a)	41,405	666,044
SmartCentres Real Estate Investment Trust	137,434	3,249,982
SSR Mining, Inc. *	146,933	1,558,766
Stantec, Inc.	132,332	3,152,232
Stella-Jones, Inc.	66,092	1,996,037
Superior Plus Corp.	172,727	1,351,562
Tahoe Resources, Inc. *	400,650	1,416,790
TFI International, Inc.	97,904	3,252,172
The Descartes Systems Group, Inc. *	91,146	2,683,427
The North West Co., Inc.	58,894	1,304,521
The Stars Group, Inc. *	171,164	3,353,480
TMX Group Ltd.	62,775	3,725,125
TORC Oil & Gas Ltd.	168,697	610,513
Torex Gold Resources, Inc. *	100,165	786,036
Toromont Industries Ltd.	91,348	3,989,044
TransAlta Corp.	337,255	1,806,678
TransAlta Renewables, Inc.	111,278	936,038
Transcontinental, Inc., Class A	82,003	1,237,048
Vermilion Energy, Inc.	157,777	3,924,541
West Fraser Timber Co., Ltd.	76,776	4,006,031
Westshore Terminals Investment Corp.	56,902	1,018,508
Whitecap Resources, Inc.	458,908	1,622,803
Winpak Ltd.	37,021	1,308,868
WSP Global, Inc.	123,380	6,072,921
Yamana Gold, Inc.	1,089,837	2,271,348
		343,063,187

Denmark 1.2%
ALK-Abello A/S *	7,460	1,031,049
Alm Brand A/S	78,654	624,087
Bang & Olufsen A/S *	39,604	794,315
Bavarian Nordic A/S *(a)	38,144	796,861
D/S Norden A/S *	37,946	565,615
Dfds A/S	32,713	1,228,834
FLSmidth & Co. A/S	57,916	2,901,336
Matas A/S	44,896	439,329
Nilfisk Holding A/S *	31,758	1,274,386
NKT A/S *(a)	31,758	493,855
Royal Unibrew A/S	56,610	4,100,133
Scandinavian Tobacco Group A/S, Class A	75,800	1,005,085
Schouw & Co. A/S	15,121	1,244,522
SimCorp A/S	45,066	2,870,211
Solar A/S, B Shares	7,304	296,420
Spar Nord Bank A/S	99,995	848,032
Sydbank A/S	75,064	1,851,717
Topdanmark A/S	46,772	2,124,516
		24,490,303

Finland 1.4%
Amer Sports Oyj *	133,747	5,007,958
Cargotec Oyj, B Shares	53,771	2,069,996
Caverion Oyj *(a)	113,980	686,567
Citycon Oyj	499,669	1,013,825
Cramo Oyj	45,104	837,021

16

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DNA Oyj	71,994	1,329,513
F-Secure Oyj	130,323	347,500
Finnair Oyj	66,733	570,089
Kemira Oyj	95,287	1,097,228
Konecranes Oyj	85,195	2,903,508
Metsa Board Oyj	200,694	1,394,092
Oriola Oyj, B Shares	140,141	357,811
Outokumpu Oyj	351,372	1,461,668
Outotec Oyj *	170,694	642,617
Raisio Oyj, V Shares	135,303	422,057
Ramirent Oyj	84,426	536,267
Sanoma Oyj	89,097	919,522
Tieto Oyj	88,607	2,556,289
Uponor Oyj	68,981	732,613
Valmet Oyj	156,832	3,375,664
YIT Oyj	193,680	1,180,899
		29,442,704

France 2.7%
Akka Technologies	10,336	649,513
AKWEL	6,455	118,401
Albioma S.A.	30,422	577,303
Altarea SCA	4,598	949,590
Alten S.A.	33,038	3,005,675
Altran Technologies S.A.	271,933	2,698,710
Beneteau S.A.	40,520	598,259
Boiron S.A.	5,151	306,192
Bonduelle S.C.A.	19,898	718,692
Bourbon Corp. *(a)	23,984	113,240
Carmila S.A.	27,004	572,369
CGG S.A. *	807,388	1,214,011
Coface S.A.	110,613	1,028,233
DBV Technologies S.A. *	26,952	803,192
Derichebourg S.A.	128,416	551,062
Elior Group S.A.	115,413	1,713,168
Eramet	10,340	834,157
Etablissements Maurel et Prom *	81,646	319,393
Euronext N.V.	82,471	4,827,633
Europcar Mobility Group	122,061	1,196,152
FFP	7,016	747,518
Fnac Darty S.A. *	21,281	1,444,520
Gaztransport Et Technigaz S.A.	26,496	1,980,007
Genfit *(a)	39,163	906,357
GL Events	12,460	255,070
Groupe Crit	2,918	186,010
Guerbet	6,801	449,705
Haulotte Group S.A.	15,849	174,964
Interparfums S.A.	9,920	443,661
IPSOS	41,191	1,046,568
Jacquet Metal Service S.A.	15,849	288,915
Korian S.A.	54,225	2,094,841
LISI	18,161	557,252
Maisons du Monde S.A.	50,319	1,148,590
Manitou BF S.A.	12,460	361,866
Mercialys S.A.	56,001	809,075
Mersen S.A.	15,940	455,714
Metropole Television S.A.	79,344	1,408,648
Neopost S.A.	44,503	1,232,503
Nexans S.A. (a)	33,341	1,051,725
Nexity S.A.	51,404	2,520,155
Pharmagest Inter@ctive	2,120	127,940
Rallye S.A. (a)	35,135	381,903
Rothschild & Co.	31,392	1,240,472
SMCP S.A. *	25,458	507,375
SOITEC *	20,278	1,244,420
Sopra Steria Group	15,767	1,606,697
SPIE S.A.	135,780	1,935,548
Synergie S.A.	9,862	305,955
Security	Number of Shares	Value ($)
Tarkett S.A.	37,533	929,829
Technicolor S.A. *(a)	463,611	564,293
Television Francaise 1 S.A.	129,289	1,238,438
Trigano S.A.	9,541	1,007,361
Vallourec S.A. *(a)	358,001	845,148
Vicat S.A.	18,573	891,642
Vilmorin & Cie S.A.	6,829	450,010
Virbac S.A. *	5,236	714,973
X-Fab Silicon Foundries SE *(a)	60,597	358,835
		56,709,448

Germany 4.7%
Aareal Bank AG	71,809	2,358,680
ADO Properties S.A.	35,152	1,909,645
AIXTRON SE *	125,087	1,367,860
alstria Office REIT-AG	181,570	2,532,779
Aurubis AG	42,302	2,302,861
BayWa AG	19,262	504,888
Bechtle AG	31,707	2,536,353
Befesa S.A. *	22,383	899,682
Bertrandt AG	5,859	492,232
Bilfinger SE	35,730	1,170,776
CANCOM SE	37,537	1,493,495
comdirect bank AG	28,962	366,617
CompuGroup Medical SE	27,322	1,292,479
Corestate Capital Holding S.A. *	13,221	545,638
CTS Eventim AG & Co., KGaA	61,944	2,379,017
Deutsche Beteiligungs AG	15,134	580,893
Deutsche Euroshop AG	62,882	1,963,645
Deutsche Pfandbriefbank AG	146,856	1,749,242
Deutz AG	134,203	984,645
Dialog Semiconductor plc *	88,830	2,307,254
DIC Asset AG	57,126	624,171
Diebold Nixdorf AG	8,216	518,153
DMG Mori AG	22,065	1,091,762
Duerr AG	57,430	2,132,824
ElringKlinger AG	37,072	319,638
Evotec AG *	157,815	3,698,802
Freenet AG	148,448	3,054,859
Gerresheimer AG	36,986	2,634,089
Grand City Properties S.A.	128,570	3,027,927
Hamburger Hafen und Logistik AG	26,542	581,810
Heidelberger Druckmaschinen AG *	302,804	644,558
Hornbach Holding AG & Co. KGaA	11,410	653,700
Hypoport AG *	4,198	801,387
Indus Holding AG	23,528	1,080,235
Isra Vision AG	17,165	668,567
Jenoptik AG	59,345	1,795,407
Kloeckner & Co. SE	88,972	715,748
Koenig & Bauer AG	15,702	725,367
Krones AG	16,877	1,501,966
KWS Saat SE	2,351	766,633
Leoni AG	38,437	1,227,708
MorphoSys AG *	36,316	4,148,887
Nemetschek SE	21,358	2,589,956
Nordex SE *	71,127	698,226
Norma Group SE	37,096	2,148,400
PATRIZIA Immobilien AG	51,413	1,032,105
Pfeiffer Vacuum Technology AG	7,654	1,072,881
Rhoen-Klinikum AG	23,726	597,450
RIB Software SE	47,822	697,407
S&T AG *	53,812	1,186,281
Salzgitter AG	45,286	1,453,136
SGL Carbon SE *	58,339	585,902
Siltronic AG	24,936	2,253,057
Sixt SE	14,036	1,347,664
SMA Solar Technology AG	10,530	220,568
Software AG	55,928	2,281,581

17

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stabilus S.A.	29,281	2,105,242
Stroeer SE & CO. KGaA	28,679	1,498,249
TAG Immobilien AG	148,802	3,561,690
Takkt AG	40,906	655,832
Tele Columbus AG *	112,163	487,667
TLG Immobilien AG	98,322	2,687,388
Varta AG *	11,896	368,249
Vossloh AG	11,743	558,433
VTG AG	10,177	610,714
VTG AG - Tendered Shares *(b)	3,468	208,112
Wacker Neuson SE	29,656	590,637
Washtec AG	11,284	829,183
Wuestenrot & Wuerttembergische AG	14,622	288,732
XING SE	3,307	994,125
zooplus AG *	7,489	1,235,452
		96,997,198

Hong Kong 2.1%
Agritrade Resources Ltd.	2,631,672	521,240
Anton Oilfield Services Group *	2,161,326	270,658
Beijing Enterprises Medical & Health Group Ltd. *	5,382,339	152,686
C.P. Pokphand Co., Ltd.	7,012,036	627,215
Canvest Environmental Protection Group Co., Ltd.	947,008	486,467
CGN Meiya Power Holdings Co., Ltd. *	1,281,868	198,200
China Animal Healthcare Ltd. *(b)	192,752	—
China Financial International Investments Ltd. *	5,151,830	123,105
China Goldjoy Group Ltd. (a)	16,144,932	691,123
China Harmony New Energy Auto Holding Ltd. (a)	824,569	322,420
China LNG Group Ltd. *(a)	1,648,000	280,081
Chinese Estates Holdings Ltd.	512,026	575,770
Chow Sang Sang Holdings International Ltd.	308,042	477,862
CITIC Telecom International Holdings Ltd.	1,941,487	657,437
COFCO Meat Holdings Ltd. *	804,082	120,215
Crystal International Group Ltd.	548,566	325,253
Dynam Japan Holdings Co., Ltd.	333,954	430,151
Emperor Capital Group Ltd.	4,501,458	227,208
Emperor Watch & Jewellery Ltd.	4,006,282	138,223
Esprit Holdings Ltd. *	2,003,234	465,883
Far East Consortium International Ltd.	1,291,579	602,404
Fortune Real Estate Investment Trust	1,524,119	1,746,970
G-Resources Group Ltd. *	19,104,246	129,384
GCL New Energy Holdings Ltd. *(a)	8,276,349	306,698
Gemdale Properties & Investment Corp., Ltd.	7,012,364	663,087
Giordano International Ltd.	1,505,610	692,610
Global Brands Group Holding Ltd. *(a)	6,840,880	327,806
Goodbaby International Holdings Ltd.	1,020,990	365,303
HC Group, Inc. *	738,513	452,974
HKBN Ltd.	866,975	1,349,360
HKR International Ltd.	1,119,185	536,299
IGG, Inc.	1,043,618	1,258,889
IMAX China Holding, Inc.	142,368	371,122
Inspur International Ltd.	568,236	257,043
K Wah International Holdings Ltd.	1,548,395	757,800
Lai Sun Development Co., Ltd.	375,608	632,593
Lee's Pharmaceutical Holdings Ltd.	299,734	239,381
Lifestyle China Group Ltd. *	361,740	127,579
Liu Chong Hing Investment Ltd.	180,190	270,317
Luk Fook Holdings International Ltd.	411,353	1,201,088
Man Wah Holdings Ltd. (a)	1,754,423	762,232
Mandarin Oriental International Ltd.	283,616	575,741
Microport Scientific Corp.	420,072	461,632
Security	Number of Shares	Value ($)
NagaCorp Ltd.	1,769,984	1,908,912
Nan Hai Corp., Ltd.	12,735,236	284,786
NewOcean Energy Holdings Ltd. *	1,373,111	507,081
Pacific Basin Shipping Ltd.	4,596,104	1,027,784
Pacific Textiles Holdings Ltd.	698,891	723,383
Pou Sheng International Holdings Ltd.	2,672,680	508,871
Prosperity REIT	1,481,098	556,423
Razer, Inc. *	4,184,438	641,642
Regina Miracle International Holdings Ltd.	386,230	296,122
Road King Infrastructure Ltd.	364,753	618,972
Singamas Container Holdings Ltd.	2,033,614	275,454
SITC International Holdings Co., Ltd.	1,352,432	1,142,328
SmarTone Telecommunications Holdings Ltd.	535,346	666,297
Spring Real Estate Investment Trust (a)	1,031,116	471,699
Sun Hung Kai & Co., Ltd.	957,853	452,871
Sunlight Real Estate Investment Trust	1,427,510	891,994
Superb Summit International Group Ltd. *(b)	1,120,000	—
Texwinca Holdings Ltd.	743,920	302,293
The Hongkong & Shanghai Hotels Ltd.	757,168	1,164,911
The United Laboratories International Holdings Ltd. (a)	598,971	404,123
Town Health International Medical Group Ltd. *(b)	3,638,120	—
Truly International Holdings Ltd. *	1,631,352	245,982
United Energy Group Ltd.	8,538,226	1,614,743
Value Partners Group Ltd.	1,043,745	822,912
Vitasoy International Holdings Ltd.	930,218	3,768,062
We Solutions Ltd. *	3,098,762	201,945
Xiabuxiabu Catering Management China Holdings Co., Ltd. *	328,380	471,647
Yuexiu Real Estate Investment Trust	1,478,079	942,480
Zhaobangji Properties Holdings Ltd. *	613,202	813,345
		42,906,571

Ireland 0.4%
C&C Group plc	361,907	1,249,796
Cairn Homes plc *	766,506	1,143,862
Dalata Hotel Group plc	202,705	1,067,235
Green REIT plc	830,138	1,345,971
Hibernia REIT plc (a)	864,607	1,331,374
Irish Continental Group plc	203,953	1,101,516
Origin Enterprises plc	147,908	988,066
Permanent TSB Group Holdings plc *	127,758	248,805
		8,476,625

Israel 0.5%
Africa Israel Properties Ltd. *	15,253	395,953
Allot Communications Ltd. *	34,069	229,140
AudioCodes Ltd.	20,763	226,731
Bayside Land Corp.	527	231,917
Big Shopping Centers Ltd.	4,319	265,236
Brack Capital Properties N.V. *	2,784	285,308
Cellcom Israel Ltd. *	75,621	540,650
Clal Insurance Enterprises Holdings Ltd. *	24,768	427,750
Delek Automotive Systems Ltd.	35,549	188,472
Delta Galil Industries Ltd.	13,319	350,713
Electra Ltd.	2,036	462,461
Formula Systems 1985 Ltd.	10,228	397,715
Gilat Satellite Networks Ltd. *	43,034	407,611
Hilan Ltd.	11,613	277,140
IDI Insurance Co., Ltd.	9,958	555,455
Jerusalem Economy Ltd. *	188,974	507,282
Jerusalem Oil Exploration *	9,554	599,279
Kamada Ltd. *	25,759	132,976

18

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kenon Holdings Ltd.	17,357	292,778
Matrix IT Ltd.	34,938	389,392
Menora Mivtachim Holdings Ltd.	35,059	436,246
Naphtha Israel Petroleum Corp., Ltd. *	47,598	326,898
Norstar Holdings, Inc.	9,196	135,636
Nova Measuring Instruments Ltd. *	32,921	806,748
Partner Communications Co., Ltd. *	111,765	607,537
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,203	580,136
Reit 1 Ltd.	202,233	765,773
Sella Capital Real Estate Ltd.	199,737	328,989
Shapir Engineering and Industry Ltd.	100,113	323,244
		11,475,166

Italy 2.7%
ACEA S.p.A.	56,690	756,126
Amplifon S.p.A.	137,896	2,307,642
Anima Holding S.p.A.	345,043	1,444,716
Ansaldo STS S.p.A. *	35,770	515,168
Arnoldo Mondadori Editore S.p.A. *	154,545	264,925
ASTM S.p.A.	41,064	779,252
Autogrill S.p.A.	155,381	1,467,258
Azimut Holding S.p.A. (a)	138,401	1,701,028
Banca Farmafactoring S.p.A.	66,832	349,598
Banca Generali S.p.A.	66,636	1,470,494
Banca IFIS S.p.A.	22,893	471,755
Banca Monte dei Paschi di Siena S.p.A. *	288,110	523,408
Banca Popolare di Sondrio Scarl	553,745	1,724,189
Beni Stabili S.p.A.	1,266,418	1,041,013
Biesse S.p.A.	14,956	310,060
BPER Banca	455,912	1,857,827
Brembo S.p.A.	181,381	2,021,855
Brunello Cucinelli S.p.A.	36,970	1,249,500
C.I.R. - Compagnie Industriali Riunite S.p.A.	427,028	437,570
Cairo Communication S.p.A.	46,743	171,476
Cementir Holding S.p.A.	59,619	322,330
Cerved Group S.p.A.	232,131	1,780,676
Credito Emiliano S.p.A.	89,336	525,984
Danieli & C Officine Meccaniche S.p.A.	15,849	289,274
Danieli & C Officine Meccaniche S.p.A. - RSP	49,162	672,417
Datalogic S.p.A.	25,457	680,239
De'Longhi S.p.A.	75,031	2,038,893
doBank S.p.A.	40,119	467,875
Enav S.p.A.	259,014	1,231,142
ERG S.p.A.	61,636	1,120,785
Fincantieri S.p.A. *	553,346	651,587
Geox S.p.A.	133,875	195,083
Gima TT S.p.A.	36,317	291,869
Hera S.p.A.	951,742	2,614,282
IMA Industria Macchine Automatiche S.p.A.	19,887	1,236,187
Immobiliare Grande Distribuzione SIIQ S.p.A.	63,596	430,815
Infrastrutture Wireless Italiane S.p.A.	280,853	2,024,044
Interpump Group S.p.A.	99,367	2,949,968
Iren S.p.A.	599,893	1,304,799
Italmobiliare S.p.A.	16,660	364,061
Juventus Football Club S.p.A. *(a)	400,136	495,188
Maire Tecnimont S.p.A.	166,211	649,264
MARR S.p.A.	41,984	936,942
OVS S.p.A. *	165,199	301,332
Piaggio & C S.p.A.	234,193	473,320
RAI Way S.p.A.	116,038	557,725
Reply S.p.A.	23,566	1,314,919
Salini Impregilo S.p.A (a)	199,550	402,174
Security	Number of Shares	Value ($)
Saras S.p.A.	547,546	1,061,370
Societa Cattolica di Assicurazioni SC	185,649	1,530,264
Societa Iniziative Autostradali e Servizi S.p.A.	80,041	1,077,548
Tamburi Investment Partners S.p.A.	91,974	592,543
Technogym S.p.A.	117,246	1,306,942
Tod's S.p.A. (a)	15,280	725,941
Unipol Gruppo S.p.A.	651,958	2,703,952
Zignago Vetro S.p.A.	30,412	285,802
		56,472,396

Japan 20.2%
Achilles Corp.	5,890	117,022
Adastria Co., Ltd.	29,694	486,140
ADEKA Corp.	121,376	1,922,989
Aeon Delight Co., Ltd.	22,929	806,705
Aeon Fantasy Co., Ltd.	8,490	237,017
Ai Holdings Corp.	43,130	859,561
Aichi Steel Corp.	16,521	581,254
Aida Engineering Ltd.	76,650	613,605
Aisan Industry Co., Ltd.	16,814	123,051
Akatsuki, Inc. (a)	7,734	377,335
Akebono Brake Industry Co., Ltd. *(a)	79,328	152,299
Alconix Corp.	18,014	207,030
Alpen Co., Ltd.	8,400	144,032
Alpine Electronics, Inc.	49,484	801,419
Amano Corp.	85,421	1,841,573
Amuse, Inc.	10,476	252,513
Anest Iwata Corp.	34,842	378,030
Anicom Holdings, Inc.	16,735	554,886
Anritsu Corp.	165,377	2,710,406
AOI Electronics Co., Ltd.	4,998	143,272
AOKI Holdings, Inc.	49,101	633,492
Arakawa Chemical Industries Ltd.	20,514	294,657
Arata Corp.	14,561	632,195
Arcland Sakamoto Co., Ltd.	33,869	462,921
Arcland Service Holdings Co., Ltd.	7,654	169,460
Arcs Co., Ltd.	42,529	1,065,191
Aruhi Corp.	20,170	319,203
AS One Corp.	15,612	1,152,167
Asahi Diamond Industrial Co., Ltd.	69,807	431,568
Asahi Holdings, Inc.	41,906	867,644
ASAHI YUKIZAI Corp.	14,306	233,205
ASKA Pharmaceutical Co., Ltd.	28,066	304,017
Atom Corp.	107,530	970,658
Avex, Inc.	42,274	575,194
Axial Retailing, Inc.	17,773	631,564
Bando Chemical Industries Ltd.	34,100	370,280
Bank of the Ryukyus Ltd.	43,011	491,662
Belc Co., Ltd.	11,255	597,690
Bell System24 Holdings, Inc.	42,987	570,510
Belluna Co., Ltd.	60,027	676,130
BML, Inc.	24,520	622,987
Broadleaf Co., Ltd.	79,300	443,465
BRONCO BILLY Co., Ltd.	11,646	305,740
Bunka Shutter Co., Ltd.	72,887	503,244
Canon Electronics, Inc.	23,484	443,207
Cawachi Ltd.	22,131	430,536
Central Glass Co., Ltd.	48,302	1,190,216
Central Security Patrols Co., Ltd.	7,454	416,190
CHIMNEY Co., Ltd.	17,285	418,767
Chiyoda Co., Ltd.	29,339	529,420
Chofu Seisakusho Co., Ltd.	26,961	567,000
Chubu Shiryo Co., Ltd.	33,478	414,237
Chudenko Corp.	37,449	832,420
Chugai Ro Co., Ltd.	4,854	105,501
Chugoku Marine Paints Ltd.	65,055	596,982
CKD Corp.	62,592	628,952

19

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Clarion Co., Ltd.	25,007	548,370
CMIC Holdings Co., Ltd.	6,900	132,288
CMK Corp.	47,948	380,037
Cocokara fine, Inc.	22,534	1,285,956
COLOPL, Inc.	47,722	359,333
Colowide Co., Ltd.	67,700	1,575,195
Computer Engineering & Consulting Ltd.	24,029	519,517
CONEXIO Corp.	16,418	213,557
Cosel Co., Ltd.	14,664	149,804
Create Restaurants Holdings, Inc.	57,325	668,918
Create SD Holdings Co., Ltd.	26,953	734,650
CTS Co., Ltd.	28,716	191,440
Dai Nippon Toryo Co., Ltd.	34,943	344,968
Dai-Dan Co., Ltd.	15,186	341,434
Daibiru Corp.	64,268	702,958
Daido Metal Co., Ltd.	42,878	358,733
Daihen Corp.	23,345	570,518
Daiho Corp.	20,599	684,819
Daiichi Jitsugyo Co., Ltd.	6,680	235,903
Daiken Corp.	19,091	355,760
Daikyonishikawa Corp.	69,768	705,360
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	15,585	455,678
Daio Paper Corp. (a)	84,258	1,034,396
Daiseki Co., Ltd.	47,281	1,094,271
Daito Pharmaceutical Co., Ltd.	13,670	411,725
Daiwa Industries Ltd.	32,234	373,012
Daiwabo Holdings Co., Ltd.	21,465	1,202,267
DCM Holdings Co., Ltd.	119,910	1,189,068
Denki Kogyo Co., Ltd.	16,620	433,247
Denyo Co., Ltd.	17,244	243,588
Descente Ltd.	53,225	1,042,001
Dexerials Corp.	64,066	559,132
Digital Arts, Inc.	8,970	512,684
Digital Garage, Inc.	36,938	1,010,062
Dip Corp.	26,235	589,161
Doshisha Co., Ltd.	32,059	594,030
Doutor Nichires Holdings Co., Ltd.	34,515	673,278
DTS Corp.	25,437	916,225
Duskin Co., Ltd.	54,535	1,256,874
DyDo Group Holdings, Inc.	12,460	678,140
Eagle Industry Co., Ltd.	32,721	429,076
Earth Corp.	15,786	777,136
EDION Corp.	89,819	987,178
Eiken Chemical Co., Ltd.	36,762	843,373
Eizo Corp.	23,195	970,288
Elecom Co., Ltd.	25,457	673,697
Enplas Corp.	13,312	367,531
EPS Holdings, Inc.	38,784	746,306
eRex Co., Ltd.	29,278	178,685
ESPEC Corp.	27,998	519,523
euglena Co., Ltd. *(a)	77,273	475,003
F@N Communications, Inc.	70,476	437,566
FCC Co., Ltd.	41,307	1,073,509
Feed One Co., Ltd.	85,334	157,817
FIDEA Holdings Co., Ltd.	245,996	335,794
Financial Products Group Co., Ltd.	79,796	864,369
Fixstars Corp. (a)	23,090	275,128
Foster Electric Co., Ltd.	24,085	328,133
Fudo Tetra Corp.	7,248	124,598
Fuji Co., Ltd.	26,031	490,359
Fuji Corp.	94,173	1,238,224
Fuji Kyuko Co., Ltd.	28,759	815,535
Fuji Oil Co., Ltd.	58,532	175,261
Fuji Pharma Co., Ltd.	12,984	219,888
Fuji Seal International, Inc.	50,390	1,815,016
Fuji Soft, Inc.	26,275	1,189,375
Fujibo Holdings, Inc.	13,953	382,156
Fujicco Co., Ltd.	26,826	589,203
Security	Number of Shares	Value ($)
Fujimi, Inc.	23,121	496,017
Fujimori Kogyo Co., Ltd.	17,279	493,034
Fujitec Co., Ltd.	90,744	1,114,021
Fukuda Corp.	2,366	112,726
Fukushima Industries Corp.	14,277	550,083
FULLCAST Holdings Co., Ltd.	24,202	492,566
Funai Soken Holdings, Inc.	36,177	667,466
Furukawa Co., Ltd.	41,529	526,290
Furuno Electric Co., Ltd.	25,871	294,367
Fuso Chemical Co., Ltd.	22,276	465,726
Futaba Corp.	48,564	760,857
Futaba Industrial Co., Ltd.	69,748	375,921
Future Corp.	18,804	290,299
G-Tekt Corp.	25,463	356,774
Gakken Holdings Co., Ltd.	4,300	166,433
Genky DrugStores Co., Ltd.	9,038	294,899
Geo Holdings Corp.	30,337	510,559
Giken Ltd.	18,442	672,390
GLOBERIDE, Inc.	11,024	280,479
Godo Steel Ltd.	13,316	228,207
Goldcrest Co., Ltd.	20,782	322,848
Goldwin, Inc.	21,191	2,196,548
Gunze Ltd.	20,660	810,571
Gurunavi, Inc.	36,292	269,114
Hamakyorex Co., Ltd.	16,569	613,586
Hanwa Co., Ltd.	44,227	1,324,278
Happinet Corp.	15,422	219,344
Hazama Ando Corp.	213,216	1,288,121
Heiwa Real Estate Co., Ltd.	46,297	791,391
Heiwado Co., Ltd.	38,350	1,063,871
Hibiya Engineering Ltd.	24,029	407,572
Hiday Hidaka Corp.	32,888	682,669
Hioki EE Corp.	9,222	344,353
Hirata Corp. (a)	10,454	556,074
Hitachi Zosen Corp.	211,540	726,557
Hito Communications, Inc. (a)	13,346	230,249
Hochiki Corp.	14,380	166,279
Hodogaya Chemical Co., Ltd.	7,100	161,884
Hogy Medical Co., Ltd.	27,594	832,316
Hokkan Holdings Ltd.	8,168	123,509
Hokuetsu Corp.	176,034	891,409
Hokuto Corp.	29,015	515,907
Hoosiers Holdings	44,552	257,385
Hosiden Corp.	66,973	519,033
Hosokawa Micron Corp.	8,480	386,100
IBJ Leasing Co., Ltd.	36,518	900,488
Ichibanya Co., Ltd.	21,855	917,121
Ichikoh Industries Ltd.	61,606	403,654
Ichiyoshi Securities Co., Ltd.	56,052	472,407
Idec Corp.	35,522	787,396
IDOM, Inc. (a)	74,850	375,733
Iino Kaiun Kaisha Ltd.	120,287	477,758
Inaba Denki Sangyo Co., Ltd.	33,755	1,401,628
Inabata & Co., Ltd.	59,213	848,954
Inageya Co., Ltd.	18,870	262,900
Ines Corp.	28,546	319,021
Infomart Corp.	115,530	1,418,308
Information Services International-Dentsu Ltd.	17,016	575,442
Intage Holdings, Inc.	32,186	288,838
Internet Initiative Japan, Inc.	34,919	858,598
Iriso Electronics Co., Ltd.	24,684	1,081,487
Iseki & Co., Ltd.	8,168	132,860
Ishihara Sangyo Kaisha Ltd. *	39,194	430,426
Istyle, Inc.	57,277	586,642
Itochu Enex Co., Ltd.	64,083	602,171
Itochu-Shokuhin Co., Ltd.	2,266	106,166
Itoki Corp.	58,812	319,568
Iwatani Corp.	51,961	1,729,745

20

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
J Trust Co., Ltd. (a)	97,358	483,575
J-Oil Mills, Inc.	15,214	542,639
JAC Recruitment Co., Ltd.	14,440	294,395
Jaccs Co., Ltd.	34,051	617,146
Jamco Corp.	10,310	291,004
Japan Cash Machine Co., Ltd.	16,650	165,400
Japan Display, Inc. *(a)	690,982	425,969
Japan Lifeline Co., Ltd.	76,336	1,208,737
Japan Material Co., Ltd.	69,598	805,388
Japan Pulp & Paper Co., Ltd.	11,622	459,046
Japan Securities Finance Co., Ltd.	118,469	688,591
Japan Transcity Corp.	26,786	116,061
JCR Pharmaceuticals Co., Ltd.	16,223	830,080
JCU Corp.	25,571	416,162
Jeol Ltd.	44,026	770,407
Jimoto Holdings, Inc.	226,427	299,111
JINS, Inc.	17,509	1,082,459
Joshin Denki Co., Ltd.	23,428	596,687
Joyful Honda Co., Ltd.	71,788	1,094,364
JSP Corp.	11,406	242,886
Juki Corp.	39,051	521,024
Justsystems Corp.	43,904	986,342
JVC Kenwood Corp.	163,639	415,042
kabu.com Securities Co., Ltd.	197,780	729,809
Kadokawa Dwango *	51,322	637,740
Kaga Electronics Co., Ltd.	25,164	532,754
Kameda Seika Co., Ltd.	17,330	818,043
Kamei Corp.	26,833	327,289
Kanamoto Co., Ltd.	32,252	948,672
Kanematsu Corp.	102,860	1,311,680
Kanematsu Electronics Ltd.	8,558	274,338
Kanto Denka Kogyo Co., Ltd.	51,050	424,405
Kappa Create Co., Ltd.	24,944	329,511
Kasai Kogyo Co., Ltd.	13,814	121,291
Katakura Industries Co., Ltd.	32,024	343,507
Katitas Co., Ltd. (a)	28,235	811,865
Kato Sangyo Co., Ltd.	27,379	847,531
Kato Works Co., Ltd.	13,021	348,029
KAWADA TECHNOLOGIES, Inc.	4,400	330,533
Keihanshin Building Co., Ltd.	62,919	505,347
Keihin Corp.	53,594	926,980
Kenedix, Inc.	264,439	1,245,926
Kenko Mayonnaise Co., Ltd.	14,486	293,420
Key Coffee, Inc.	29,094	550,621
KFC Holdings Japan Ltd.	8,682	151,620
KH Neochem Co., Ltd.	42,561	1,141,332
Kintetsu Department Store Co., Ltd. *	3,610	118,585
Kintetsu World Express, Inc.	43,069	725,592
Kisoji Co., Ltd.	30,622	706,018
Kitanotatsujin Corp. (a)	61,556	284,605
Kitz Corp.	107,218	917,797
KLab, Inc.	36,368	380,495
Koa Corp.	33,920	456,150
Kobe Bussan Co., Ltd.	10,420	319,345
Kohnan Shoji Co., Ltd.	33,666	830,161
Komatsu Matere Co., Ltd.	24,278	193,497
KOMEDA Holdings Co., Ltd.	40,888	853,409
Komori Corp.	56,577	623,817
Konishi Co., Ltd.	29,679	489,553
Konoike Transport Co., Ltd.	43,077	676,409
Koshidaka Holdings Co., Ltd.	43,088	582,475
Kotobuki Spirits Co., Ltd.	22,639	966,967
Krosaki Harima Corp.	4,207	250,086
Kumagai Gumi Co., Ltd.	44,362	1,404,504
Kumiai Chemical Industry Co., Ltd.	113,890	728,174
Kura Corp.	11,640	731,921
Kurabo Industries Ltd.	26,910	687,266
Kureha Corp.	23,218	1,625,567
KYB Corp.	24,217	602,919
Security	Number of Shares	Value ($)
Kyoei Steel Ltd.	17,312	335,415
Kyokuto Kaihatsu Kogyo Co., Ltd.	35,798	518,921
Kyokuto Securities Co., Ltd.	40,153	463,943
Kyokuyo Co., Ltd.	16,414	466,184
Kyosan Electric Manufacturing Co., Ltd.	35,684	158,700
Lasertec Corp.	43,557	1,402,033
LEC, Inc.	30,444	551,772
Life Corp.	24,731	589,798
LIFULL Co., Ltd.	72,030	569,008
Linical Co., Ltd.	10,444	148,635
Link And Motivation, Inc.	46,506	426,356
LIXIL VIVA Corp.	16,606	260,168
M&A Capital Partners Co., Ltd. *	8,514	319,790
Macnica Fuji Electronics Holdings, Inc.	49,203	759,169
Macromill, Inc.	29,394	461,037
Maeda Kosen Co., Ltd.	21,124	484,801
Makino Milling Machine Co., Ltd.	24,141	979,034
Mandom Corp.	46,448	1,362,147
Mani, Inc.	25,199	1,185,052
Mars Group Holdings Corp.	13,949	287,948
Marudai Food Co., Ltd.	32,975	586,900
Marusan Securities Co., Ltd.	82,735	651,388
Maruwa Co., Ltd.	10,008	565,842
Maruwa Unyu Kikan Co., Ltd.	10,724	316,856
Maruzen Showa Unyu Co., Ltd.	17,574	482,105
Marvelous, Inc.	41,904	338,406
Matsuya Co., Ltd.	46,737	582,000
Matsuyafoods Holdings Co., Ltd.	11,617	398,487
Max Co., Ltd.	52,040	683,784
Maxell Holdings Ltd.	49,200	689,797
MCJ Co., Ltd.	76,310	536,959
Medical Data Vision Co., Ltd. *(a)	17,454	157,709
Megachips Corp.	19,555	473,419
Meidensha Corp.	50,736	717,587
Meisei Industrial Co., Ltd.	48,818	363,287
Meitec Corp.	30,881	1,392,433
Melco Holdings, Inc.	9,228	316,133
Menicon Co., Ltd.	24,770	652,898
METAWATER Co., Ltd.	15,849	444,554
Micronics Japan Co., Ltd.	29,008	250,611
Mie Kotsu Group Holdings, Inc.	48,478	262,136
Milbon Co., Ltd.	23,370	1,012,597
Ministop Co., Ltd.	19,764	360,643
Mirait Holdings Corp.	71,146	1,042,597
Miroku Jyoho Service Co., Ltd.	19,076	411,591
Mitsuba Corp.	38,794	255,210
Mitsubishi Logisnext Co., Ltd.	32,716	377,437
Mitsubishi Pencil Co., Ltd.	57,316	1,098,872
Mitsubishi Research Institute, Inc.	6,680	227,079
Mitsubishi Steel Manufacturing Co., Ltd.	8,168	145,952
Mitsuboshi Belting Ltd.	24,081	521,914
Mitsui E&S Holdings Co., Ltd. *	78,894	855,293
Mitsui High-Tec, Inc.	30,428	344,342
Mitsui Sugar Co., Ltd.	19,718	524,424
Mitsui-Soko Holdings Co., Ltd. *	26,317	464,690
Mitsuuroko Group Holdings Co., Ltd.	25,678	160,558
Mizuno Corp.	23,571	535,978
Modec, Inc.	22,075	549,202
Monex Group, Inc. (a)	221,295	818,528
Monogatari Corp.	5,228	509,678
Morita Holdings Corp.	50,082	987,085
MOS Food Services, Inc.	33,656	908,460
Musashi Seimitsu Industry Co., Ltd.	53,144	840,569
Nachi-Fujikoshi Corp.	21,900	935,403
Nagaileben Co., Ltd.	32,287	789,048
Nagatanien Holdings Co., Ltd.	4,854	119,138
Namura Shipbuilding Co., Ltd.	77,619	382,114
NEC Networks & System Integration Corp.	28,737	639,781
NET One Systems Co., Ltd.	96,363	1,991,757

21

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Neturen Co., Ltd.	36,342	327,734
Nextage Co., Ltd. (a)	29,478	311,265
Nichi-iko Pharmaceutical Co., Ltd.	51,832	796,081
Nichias Corp.	67,715	1,313,749
Nichiban Co., Ltd.	9,600	191,239
Nichicon Corp.	78,939	627,063
Nichiha Corp.	33,390	913,042
NichiiGakkan Co., Ltd.	51,807	522,404
Nihon Nohyaku Co., Ltd.	64,955	319,198
Nihon Parkerizing Co., Ltd.	119,876	1,569,842
Nihon Tokushu Toryo Co., Ltd.	17,107	266,963
Nihon Trim Co., Ltd.	6,290	343,443
Nikkiso Co., Ltd.	73,897	736,692
Nippon Carbon Co., Ltd.	11,834	564,864
Nippon Ceramic Co., Ltd.	25,804	649,929
Nippon Chemi-Con Corp.	19,316	398,568
Nippon Denko Co., Ltd.	134,886	318,357
Nippon Densetsu Kogyo Co., Ltd.	45,247	989,019
Nippon Flour Mills Co., Ltd.	65,581	1,118,718
Nippon Holdings Co., Ltd.	62,049	1,588,520
Nippon Kanzai Co., Ltd.	28,178	518,396
Nippon Koei Co., Ltd.	18,182	437,297
Nippon Light Metal Holdings Co., Ltd.	732,029	1,637,476
Nippon Parking Development Co., Ltd.	227,755	320,923
Nippon Seiki Co., Ltd.	55,007	1,075,434
Nippon Sharyo Ltd. *	6,126	142,751
Nippon Sheet Glass Co., Ltd.	109,941	937,234
Nippon Signal Co., Ltd.	82,786	737,820
Nippon Soda Co., Ltd.	33,265	793,321
Nippon Steel & Sumikin Bussan Corp.	17,978	810,633
Nippon Suisan Kaisha Ltd.	303,345	1,832,626
Nippon Thompson Co., Ltd.	76,371	422,378
Nippon Yakin Kogyo Co., Ltd.	147,938	367,402
Nishimatsu Construction Co., Ltd.	60,743	1,400,486
Nishimatsuya Chain Co., Ltd.	58,945	517,553
Nishio Rent All Co., Ltd.	15,380	561,428
Nissei ASB Machine Co., Ltd.	7,812	279,663
Nissha Co., Ltd. (a)	48,708	763,971
Nissin Corp.	17,804	306,690
Nissin Electric Co., Ltd.	53,774	450,366
Nissin Kogyo Co., Ltd.	47,813	633,296
Nisso Corp.	8,982	155,435
Nitta Corp.	24,305	836,922
Nittetsu Mining Co., Ltd.	7,964	389,959
Nitto Boseki Co., Ltd.	36,321	695,393
Nitto Kogyo Corp.	31,337	532,080
Nitto Kohki Co., Ltd.	6,540	144,565
Nohmi Bosai Ltd.	27,345	542,806
Nojima Corp.	40,573	930,803
Nomura Co., Ltd.	52,140	1,398,206
Noritake Co., Ltd.	15,908	788,745
Noritsu Koki Co., Ltd.	27,958	481,355
Noritz Corp.	50,008	743,404
NSD Co., Ltd.	50,061	1,054,565
Obara Group, Inc.	15,029	643,249
Ohara, Inc. (a)	10,584	222,679
Ohsho Food Service Corp.	13,741	959,631
Oiles Corp.	33,518	589,480
Okabe Co., Ltd.	63,027	549,509
Okamoto Industries, Inc.	18,932	995,368
Okamura Corp.	99,696	1,437,273
Okasan Securities Group, Inc.	187,804	922,894
Oki Electric Industry Co., Ltd.	104,474	1,380,106
Okumura Corp.	46,339	1,544,633
Okuwa Co., Ltd.	14,308	157,256
Onward Holdings Co., Ltd.	129,616	772,788
Open Door, Inc. *	13,970	409,073
OPT Holding, Inc.	17,164	320,002
Optex Group Co., Ltd.	33,604	681,846
Security	Number of Shares	Value ($)
Optorun Co., Ltd.	9,300	201,398
Osaka Soda Co., Ltd.	20,832	487,456
OSAKA Titanium Technologies Co., Ltd.	19,967	372,612
Osaki Electric Co., Ltd.	49,443	354,004
OSJB Holdings Corp.	105,628	314,419
Outsourcing, Inc.	116,244	1,456,761
Oyo Corp.	9,508	112,036
Pacific Industrial Co., Ltd.	54,108	811,501
Pacific Metals Co., Ltd.	17,364	507,692
Pack Corp.	10,640	302,661
PAL GROUP Holdings Co., Ltd.	12,918	350,396
Paramount Bed Holdings Co., Ltd.	24,983	1,054,984
Pasona Group, Inc.	16,064	197,635
Pepper Food Service Co., Ltd. (a)	14,262	514,964
PIA Corp.	7,473	336,301
Piolax, Inc.	31,135	762,266
Pioneer Corp. *	359,954	291,640
Plenus Co., Ltd.	32,721	572,005
Press Kogyo Co., Ltd.	111,193	600,276
Pressance Corp.	36,174	451,100
Prestige International, Inc.	48,259	612,428
Prima Meat Packers Ltd.	34,235	650,028
Qol Holdings Co., Ltd.	24,908	445,295
Raito Kogyo Co., Ltd.	58,261	792,719
Relia, Inc.	54,566	509,859
Remixpoint, Inc.	65,500	310,916
RENOVA, Inc. *(a)	49,150	504,702
Retail Partners Co., Ltd.	40,348	483,963
Rheon Automatic Machinery Co., Ltd.	28,459	456,647
Ricoh Leasing Co., Ltd.	16,593	539,948
Riken Corp.	8,886	442,931
Riken Keiki Co., Ltd.	24,780	518,514
Riken Technos Corp.	84,485	380,945
Riken Vitamin Co., Ltd.	12,064	411,164
Ringer Hut Co., Ltd.	30,318	661,362
Riso Kagaku Corp.	31,805	542,828
Rock Field Co., Ltd.	9,364	139,120
Rokko Butter Co., Ltd.	12,316	258,468
Roland DG Corp.	5,576	120,850
Rorze Corp.	10,588	173,343
Round One Corp.	79,564	882,877
Royal Holdings Co., Ltd.	34,389	865,858
RS Technologies Co., Ltd.	10,350	459,392
Ryobi Ltd.	31,784	866,327
Ryosan Co., Ltd.	32,190	938,343
Ryoyo Electro Corp.	10,664	168,858
S Foods, Inc.	21,157	913,915
Saibu Gas Co., Ltd.	32,315	710,902
Saizeriya Co., Ltd.	29,403	561,907
Sakai Chemical Industry Co., Ltd.	17,966	439,538
Sakai Moving Service Co., Ltd.	11,772	666,613
Sakata INX Corp.	49,433	589,017
Sakata Seed Corp.	38,212	1,310,751
SAMTY Co., Ltd. (a)	29,790	397,725
San ju San Financial Group, Inc.	24,147	408,085
San-A Co., Ltd.	22,933	962,358
San-Ai Oil Co., Ltd.	64,610	738,563
Sanden Holdings Corp. *	29,575	229,203
Sangetsu Corp.	80,200	1,534,077
Sanken Electric Co., Ltd.	26,922	573,530
Sanki Engineering Co., Ltd.	60,955	655,447
Sankyo Tateyama, Inc.	37,062	429,860
Sanshin Electronics Co., Ltd.	23,428	416,567
Sanyo Chemical Industries Ltd.	13,337	660,096
Sanyo Denki Co., Ltd.	11,209	430,394
Sanyo Electric Railway Co., Ltd.	12,683	263,936
Sanyo Shokai Ltd.	18,464	333,994
Sanyo Special Steel Co., Ltd.	28,168	640,013
Sato Holdings Corp.	27,653	729,377

22

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Seika Corp.	7,650	110,960
Seikagaku Corp.	42,552	584,598
Seiko Holdings Corp.	33,451	742,374
Seiren Co., Ltd.	57,228	956,572
Sekisui Jushi Corp.	29,674	584,333
Sekisui Plastics Co., Ltd.	34,874	332,002
Senko Group Holdings Co., Ltd.	126,905	987,970
Senshu Ikeda Holdings, Inc.	322,638	960,384
Shibuya Corp.	22,628	824,014
Shikoku Chemicals Corp.	38,107	418,153
Shin-Etsu Polymer Co., Ltd.	29,474	215,442
Shindengen Electric Manufacturing Co., Ltd.	10,309	424,435
Shinko Electric Industries Co., Ltd.	88,182	623,603
Shinko Plantech Co., Ltd.	52,329	531,816
Shinko Shoji Co., Ltd.	16,738	258,993
Shinmaywa Industries Ltd.	99,630	1,339,806
Shinnihon Corp.	35,388	377,098
Ship Healthcare Holdings, Inc.	48,616	1,828,184
Shizuoka Gas Co., Ltd.	73,991	636,629
SHO-BOND Holdings Co., Ltd.	27,119	2,077,810
Shoei Co., Ltd.	12,634	493,455
Shoei Foods Corp.	16,314	695,374
Showa Corp.	57,329	766,406
Showa Sangyo Co., Ltd.	32,845	820,619
Siix Corp.	43,798	697,374
Sinfonia Technology Co., Ltd.	31,523	468,889
Sinko Industries Ltd.	19,896	289,110
Sintokogio Ltd.	67,324	581,044
SMS Co., Ltd.	60,516	996,609
Sodick Co., Ltd.	57,877	427,133
Sogo Medical Holdings Co., Ltd.	19,725	462,943
Solasto Corp.	48,296	610,771
Sourcenext Corp. (a)	90,332	585,507
Space Value Holdings Co., Ltd.	28,608	263,531
SRA Holdings	7,968	213,322
ST Corp.	11,494	220,871
St Marc Holdings Co., Ltd.	21,167	517,105
Star Micronics Co., Ltd.	42,518	633,558
Starts Corp., Inc.	36,886	862,135
Starzen Co., Ltd.	8,172	315,941
Stella Chemifa Corp.	12,064	341,574
Strike Co., Ltd. (a)	16,036	413,645
Studio Alice Co., Ltd.	16,016	366,443
Sumida Corp.	24,724	330,960
Sumitomo Mitsui Construction Co., Ltd.	175,192	1,087,718
Sumitomo Riko Co., Ltd.	47,948	469,557
Sumitomo Seika Chemicals Co., Ltd.	9,582	406,739
Sun Frontier Fudousan Co., Ltd.	24,960	264,218
Sushiro Global Holdings Ltd.	21,786	1,193,385
SWCC Showa Holdings Co., Ltd.	31,328	192,300
Systena Corp.	83,820	1,078,477
T Hasegawa Co., Ltd.	22,544	311,308
T-Gaia Corp.	24,655	525,886
Tachi-S Co., Ltd.	38,354	540,097
Tachibana Eletech Co., Ltd.	8,950	139,432
Taihei Dengyo Kaisha Ltd.	20,674	507,974
Taiho Kogyo Co., Ltd.	21,096	207,151
Taikisha Ltd.	37,317	1,048,360
Taiyo Holdings Co., Ltd.	20,044	645,186
Takamatsu Construction Group Co., Ltd.	16,730	427,127
Takaoka Toko Co., Ltd.	17,000	236,847
Takara Leben Co., Ltd.	117,701	355,539
Takara Standard Co., Ltd.	60,229	943,084
Takasago International Corp.	17,895	613,048
Takasago Thermal Engineering Co., Ltd.	78,814	1,413,863
Takeuchi Manufacturing Co., Ltd.	40,058	806,099
Takuma Co., Ltd.	92,651	1,301,439
Tamron Co., Ltd.	20,731	333,741
Security	Number of Shares	Value ($)
Tamura Corp.	95,446	551,410
Tanseisha Co., Ltd.	40,133	455,936
Tateru, Inc. (a)	29,630	102,811
Tatsuta Electric Wire & Cable Co., Ltd.	28,616	135,331
Tayca Corp.	19,098	343,108
Teikoku Electric Manufacturing Co., Ltd.	18,204	265,485
Teikoku Sen-I Co., Ltd.	27,509	594,514
Tekken Corp.	17,257	458,971
Tenma Corp.	14,488	266,283
The Aichi Bank Ltd.	11,533	445,882
The Akita Bank Ltd.	23,787	488,519
The Aomori Bank Ltd.	27,900	767,834
The Bank of Iwate Ltd.	21,275	775,680
The Bank of Nagoya Ltd.	24,630	796,055
The Bank of Okinawa Ltd.	28,077	923,537
The Chiba Kogyo Bank Ltd.	74,612	292,403
The Ehime Bank Ltd.	42,228	429,532
The Eighteenth Bank Ltd.	19,504	490,048
The Fukui Bank Ltd.	30,665	520,130
The Hokkoku Bank Ltd.	29,284	1,096,055
The Hyakugo Bank Ltd.	242,342	960,404
The Hyakujushi Bank Ltd.	31,681	804,371
The Japan Wool Textile Co., Ltd.	87,724	709,981
The Juroku Bank Ltd.	41,089	975,570
The Kiyo Bank Ltd.	81,969	1,305,151
The Michinoku Bank Ltd.	7,234	115,757
The Miyazaki Bank Ltd.	20,759	600,558
The Musashino Bank Ltd.	37,726	1,019,981
The Nanto Bank Ltd.	39,434	893,907
The Nippon Road Co., Ltd.	5,536	300,811
The Nisshin Oillio Group Ltd.	29,575	916,812
The Ogaki Kyoritsu Bank Ltd.	49,488	1,085,206
The Oita Bank Ltd.	20,207	679,795
The Okinawa Electric Power Co., Inc.	55,557	1,104,779
The Shikoku Bank Ltd.	31,399	386,853
The Shimizu Bank Ltd.	12,252	205,117
The Sumitomo Warehouse Co., Ltd.	74,416	954,858
The Tochigi Bank Ltd.	133,592	347,069
The Toho Bank Ltd.	241,802	800,683
The Towa Bank Ltd.	40,873	336,199
The Yamagata Bank Ltd.	40,342	848,052
The Yamanashi Chuo Bank Ltd.	38,681	566,504
TKC Corp.	18,820	676,227
Toa Corp.	44,734	552,793
Toagosei Co., Ltd.	156,483	1,711,597
TOC Co., Ltd.	70,918	531,495
Tocalo Co., Ltd.	46,235	403,106
Toei Co., Ltd.	8,431	1,024,639
Toho Co., Ltd.	11,587	244,393
Toho Holdings Co., Ltd.	57,587	1,529,060
Toho Titanium Co., Ltd.	38,034	467,260
Toho Zinc Co., Ltd.	17,201	580,183
Tokai Corp.	24,582	604,646
TOKAI Holdings Corp.	149,064	1,318,012
Token Corp.	8,623	590,814
Tokushu Tokai Paper Co., Ltd.	4,850	197,545
Tokyo Dome Corp.	120,766	1,105,027
Tokyo Individualized Educational Institute, Inc.	23,254	272,986
Tokyo Kiraboshi Financial Group, Inc.	30,663	566,813
Tokyo Ohka Kogyo Co., Ltd.	45,150	1,437,404
Tokyo Rope Manufacturing Co., Ltd.	12,974	131,740
Tokyo Seimitsu Co., Ltd.	47,316	1,408,438
Tokyo Steel Manufacturing Co., Ltd.	116,239	1,001,160
Tokyotokeiba Co., Ltd.	19,897	596,647
Tokyu Construction Co., Ltd.	83,219	839,152
TOMONY Holdings, Inc.	184,102	766,889
Tomy Co., Ltd.	102,781	1,281,708
Tonami Holdings Co., Ltd.	8,280	475,435

23

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Topre Corp.	50,730	1,032,917
Topy Industries Ltd.	23,904	563,760
Toridoll Holdings Corp. (a)	24,737	481,887
Torii Pharmaceutical Co., Ltd.	15,167	351,292
Tosei Corp.	32,198	291,781
Toshiba Machine Co., Ltd.	28,488	497,756
Toshiba TEC Corp.	31,798	858,308
Tosho Co., Ltd.	18,090	673,894
Totetsu Kogyo Co., Ltd.	35,852	1,054,563
Towa Corp.	28,558	186,363
Towa Pharmaceutical Co., Ltd.	9,886	734,811
Toyo Construction Co., Ltd.	126,333	470,620
Toyo Corp.	48,757	389,884
Toyo Engineering Corp. *	23,504	180,911
Toyo Ink SC Holdings Co., Ltd.	45,796	1,132,095
Toyo Kanetsu KK	9,966	211,871
Toyo Tanso Co., Ltd.	14,324	345,265
TPR Co., Ltd.	33,049	785,550
Trancom Co., Ltd.	8,582	492,775
Transcosmos, Inc.	30,378	701,998
Trusco Nakayama Corp.	46,742	1,327,547
Trust Tech, Inc.	9,750	279,921
TSI Holdings Co., Ltd.	105,959	702,661
Tsubaki Nakashima Co., Ltd.	48,108	818,959
Tsubakimoto Chain Co.	41,318	1,544,649
Tsugami Corp.	57,102	428,454
Tsukishima Kikai Co., Ltd.	46,584	545,634
Tsukuba Bank Ltd.	94,146	200,646
Tsukui Corp.	39,276	353,155
Tsurumi Manufacturing Co., Ltd.	16,854	295,075
UACJ Corp.	34,417	720,469
Uchida Yoko Co., Ltd.	4,232	100,666
UKC Holdings Corp.	19,051	408,703
Union Tool Co.	12,325	394,009
Unipres Corp.	47,096	886,757
United Arrows Ltd.	31,347	1,055,943
United Super Markets Holdings, Inc.	70,559	819,615
Unitika Ltd. *	49,086	236,892
Unizo Holdings Co., Ltd.	32,995	671,814
V Technology Co., Ltd.	5,210	730,914
Valor Holdings Co., Ltd.	46,276	1,193,273
Valqua Ltd.	18,664	452,505
ValueCommerce Co., Ltd.	17,164	224,621
Vector, Inc.	25,528	413,664
Vision, Inc./Tokyo Japan *	9,296	390,915
Vital KSK Holdings, Inc.	53,134	567,137
VT Holdings Co., Ltd.	115,081	475,324
W-Scope Corp. (a)	31,369	380,959
Wacom Co., Ltd.	186,707	943,812
Wakita & Co., Ltd.	54,566	627,113
Warabeya Nichiyo Holdings Co., Ltd.	22,255	383,558
WDB Holdings Co., Ltd.	11,562	293,047
Wellnet Corp.	27,780	280,124
World Holdings Co., Ltd.	7,750	186,737
Wowow, Inc.	5,914	172,915
Xebio Holdings Co., Ltd.	29,331	380,489
YA-MAN Ltd.	30,990	510,632
Yahagi Construction Co., Ltd.	40,576	273,008
Yakuodo Co., Ltd.	11,804	353,444
YAMABIKO Corp.	42,474	485,524
Yamashin-Filter Corp. (a)	45,186	360,135
Yamazen Corp.	84,897	899,437
Yellow Hat Ltd.	19,876	522,150
Yodogawa Steel Works Ltd.	37,903	810,800
Yokogawa Bridge Holdings Corp.	38,073	623,653
Yokohama Reito Co., Ltd.	65,508	546,910
Yomiuri Land Co., Ltd.	9,814	365,162
Yondoshi Holdings, Inc.	24,803	538,436
Yonex Co., Ltd.	43,642	264,427
Security	Number of Shares	Value ($)
Yorozu Corp.	22,661	298,155
Yoshinoya Holdings Co., Ltd.	77,914	1,337,335
Yuasa Trading Co., Ltd.	13,652	457,471
Yurtec Corp.	36,038	297,064
Yushin Precision Equipment Co., Ltd.	22,497	232,598
Zenrin Co., Ltd.	40,274	999,136
ZERIA Pharmaceutical Co., Ltd.	49,476	916,755
Zojirushi Corp. (a)	55,992	577,425
Zuken, Inc.	15,010	233,445
		417,807,879

Netherlands 2.3%
Accell Group N.V.	32,828	690,609
AMG Advanced Metallurgical Group N.V.	34,939	1,547,575
APERAM S.A.	60,008	1,691,128
Arcadis N.V.	86,310	1,087,674
ASM International N.V.	46,024	1,958,841
B&S Group Sarl	24,778	392,881
Basic-Fit N.V *	32,797	982,205
BE Semiconductor Industries N.V.	85,012	1,843,280
Brunel International N.V.	25,517	317,808
Corbion N.V.	70,052	2,025,741
Eurocommercial Properties N.V.	58,754	1,942,507
Flow Traders	32,451	1,010,423
ForFarmers N.V.	48,021	470,860
Fugro N.V. CVA *(a)	89,223	1,084,984
Galapagos N.V. *	53,712	5,428,385
IMCD N.V.	62,363	4,123,654
Intertrust N.V.	89,780	1,440,429
Koninklijke BAM Groep N.V.	294,475	921,905
Koninklijke Volkerwessels N.V.	28,702	477,393
NIBC Holding N.V.	35,770	337,329
NSI N.V.	20,423	830,150
PostNL N.V.	527,882	1,554,006
SBM Offshore N.V.	202,681	3,076,255
Sligro Food Group N.V.	39,151	1,640,163
Takeaway.com N.V. *	22,941	1,216,927
TKH Group N.V.	49,830	2,527,617
TomTom N.V. *	138,409	1,253,709
Vastned Retail N.V.	24,632	921,751
VEON Ltd. ADR (a)	792,178	2,154,724
Wereldhave N.V. (a)	45,630	1,493,106
Wessanen (a)	63,443	668,050
		47,112,069

New Zealand 1.1%
Argosy Property Ltd.	971,882	774,399
Chorus Ltd.	525,333	1,728,477
EBOS Group Ltd.	108,153	1,597,241
Freightways Ltd.	184,664	887,920
Genesis Energy Ltd.	661,983	1,164,073
Goodman Property Trust	1,332,283	1,418,475
Heartland Group Holdings Ltd.	289,581	298,370
Infratil Ltd.	515,222	1,284,679
Kathmandu Holdings Ltd.	216,423	407,331
Mainfreight Ltd.	92,507	1,925,355
Metlifecare Ltd.	217,663	829,795
New Zealand Refining Co., Ltd.	139,564	224,328
Precinct Properties New Zealand Ltd.	1,084,740	1,080,406
Restaurant Brands New Zealand Ltd.	111,955	655,204
SKY Network Television Ltd.	401,784	648,566
Summerset Group Holdings Ltd.	285,693	1,291,276
Synlait Milk Ltd. *	103,024	650,350
Tourism Holdings Ltd.	116,268	393,732
TOWER Ltd. *	309,523	163,711
Trade Me Group Ltd.	483,370	2,035,325
Vector Ltd.	204,396	464,723

24

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vital Healthcare Property Trust	515,630	750,875
Z Energy Ltd.	406,643	1,606,108
		22,280,719

Norway 2.2%
Akastor A.S.A. *	123,126	181,471
Aker Solutions A.S.A. *	169,366	851,432
Atea A.S.A. *	99,459	1,387,276
Austevoll Seafood A.S.A.	100,376	1,383,732
Bakkafrost P/F	47,004	2,407,225
Borr Drilling Ltd. *	421,010	1,321,276
Borregaard A.S.A.	123,462	1,133,699
BW LPG Ltd. *(a)	77,115	300,993
DNO A.S.A.	750,320	1,258,491
Elkem A.S.A. *	265,712	803,012
Entra A.S.A.	124,599	1,636,554
Evry A/S	179,527	675,059
Grieg Seafood A.S.A.	61,606	809,168
Hoegh LNG Holdings Ltd.	46,504	239,459
Kongsberg Gruppen A.S.A. (a)	93,882	1,346,589
Leroy Seafood Group A.S.A.	300,126	2,550,805
Nordic Semiconductor A.S.A. *	173,426	770,043
Norway Royal Salmon A.S.A.	21,353	490,437
Norwegian Air Shuttle A.S.A. *(a)	15,335	385,904
Norwegian Finans Holding A.S.A. *	190,537	1,592,376
Ocean Yield A.S.A.	54,513	407,426
Otello Corp. A.S.A. *	148,856	216,279
Petroleum Geo-Services A.S.A. *	415,586	887,376
Salmar A.S.A.	62,502	3,520,584
Sbanken A.S.A.	83,108	833,664
SpareBank 1 Oestlandet	15,119	147,267
SpareBank 1 SMN	161,353	1,641,053
SpareBank 1 SR-Bank A.S.A.	200,279	2,153,350
Stolt-Nielsen Ltd.	29,031	349,590
Storebrand A.S.A.	553,220	4,332,777
TGS Nopec Geophysical Co. A.S.A.	120,343	3,361,337
Tomra Systems A.S.A.	128,850	3,497,106
Veidekke A.S.A.	123,371	1,396,720
Wallenius Wilhelmsen A.S.A. *	135,825	507,573
XXL A.S.A.	137,680	696,142
		45,473,245

Poland 0.8%
Alior Bank S.A. *	105,662	1,519,254
AmRest Holdings SE *	79,234	764,036
Asseco Poland S.A.	85,765	1,086,996
Bank Handlowy w Warszawie S.A.	37,368	678,271
Bank Millennium S.A. *	698,268	1,696,667
Budimex S.A.	13,173	410,092
CCC S.A.	32,843	1,821,338
Ciech S.A.	28,839	311,946
Enea S.A. *	252,233	712,034
Energa S.A. *	244,437	586,200
Eurocash S.A.	120,405	536,842
Grupa Azoty S.A.	52,849	455,653
Jastrzebska Spolka Weglowa S.A. *	58,807	1,017,766
Kernel Holding S.A.	60,922	856,675
KRUK S.A.	18,772	856,784
Lubelski Wegiel Bogdanka S.A. *	13,752	201,723
Orange Polska S.A. *	735,848	927,964
PKP Cargo S.A. *	34,037	372,661
PLAY Communications S.A.	122,632	522,506
Tauron Polska Energia S.A. *	1,225,374	727,388
Warsaw Stock Exchange	31,456	310,377
		16,373,173

Security	Number of Shares	Value ($)
Portugal 0.5%
Altri, SGPS, S.A.	75,948	552,070
Banco Comercial Portugues S.A. *	9,097,170	2,555,498
Corticeira Amorim SGPS S.A.	41,641	440,834
CTT-Correios de Portugal S.A.	182,412	740,225
Mota-Engil, SGPS, S.A. *	122,808	236,662
NOS, SGPS S.A.	260,835	1,619,888
REN - Redes Energeticas Nacionais, SGPS, S.A.	394,327	1,075,116
Semapa-Sociedade de Investimento e Gestao	28,367	448,375
Sonae, SGPS, S.A.	1,181,395	1,119,600
The Navigator Co. S.A.	291,626	1,223,037
		10,011,305

Republic of Korea 6.1%
Able C&C Co., Ltd. *	26,772	304,512
Advanced Process Systems Corp. *	14,862	315,550
Aekyung Industrial Co., Ltd. *	6,777	310,148
Ahnlab, Inc.	6,522	251,059
AK Holdings, Inc.	5,048	239,577
Amicogen, Inc. *	22,488	717,201
Ananti, Inc. *	48,817	423,303
Aprogen pharmaceuticals, Inc. *	134,508	338,385
Asiana Airlines, Inc. *	83,700	336,756
ATGen Co., Ltd. *	26,052	321,888
BH Co., Ltd. *	26,423	359,473
Binex Co., Ltd. *	29,655	264,552
Binggrae Co., Ltd.	6,974	458,525
Bukwang Pharmaceutical Co., Ltd.	26,730	642,646
Cafe24 Corp. *	6,336	574,844
Caregen Co., Ltd.	6,141	428,410
Cell Biotech Co., Ltd.	7,070	183,538
Celltrion Pharm, Inc. *	20,468	1,208,780
Cellumed Co., Ltd. *	23,365	177,590
Chong Kun Dang Pharmaceutical Corp.	6,765	618,594
CJ CGV Co., Ltd.	15,057	558,786
CJ Hello Co., Ltd.	28,322	264,030
CMG Pharmaceutical Co., Ltd. *	94,626	392,534
Com2uSCorp	11,076	1,393,208
Cosmax, Inc.	7,282	883,493
COSON Co., Ltd. *	24,507	239,397
CrystalGenomics, Inc. *	39,309	648,750
Cuckoo Holdings Co., Ltd.	1,438	175,749
Cuckoo Homesys Co., Ltd. *	1,287	203,220
CUROCOM Co., Ltd. *	150,903	205,296
Dae Hwa Pharmaceutical Co., Ltd.	11,978	231,877
Daeduck Electronics Co.	35,000	291,315
Daeduck GDS Co., Ltd. (b)	22,483	300,773
Daesang Corp.	24,644	532,035
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	55,555	1,628,067
Daewoong Co., Ltd.	24,823	368,708
Daewoong Pharmaceutical Co., Ltd.	4,705	795,395
Daishin Securities Co., Ltd.	55,832	607,655
Daou Technology, Inc.	25,207	451,992
Dawonsys Co., Ltd.	20,291	286,005
DB HiTek Co., Ltd.	39,109	409,948
Dentium Co., Ltd.	6,753	421,102
DIO Corp. *	14,886	405,034
Dong-A Socio Holdings Co., Ltd.	3,700	336,679
Dong-A ST Co., Ltd.	6,541	601,029
Dongjin Semichem Co., Ltd.	29,169	220,404
DongKook Pharmaceutical Co., Ltd.	5,314	291,548
Dongkuk Steel Mill Co., Ltd.	63,391	421,306
Dongwon F&B Co., Ltd.	1,563	389,024
Dongwon Industries Co., Ltd.	1,447	267,855

25

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Doosan Bobcat, Inc.	31,827	932,706
DoubleUGames Co., Ltd.	10,247	556,708
Duk San Neolux Co., Ltd. *	17,303	222,279
Duzone Bizon Co., Ltd.	20,237	900,867
E1 Corp.	3,500	187,966
Ecopro Co., Ltd. *	19,521	544,209
Enzychem Lifesciences Corp. *	6,684	635,038
Eo Technics Co., Ltd.	8,769	373,540
Esmo Corp. *	110,398	744,555
F&F Co., Ltd.	7,079	293,024
Feelux Co., Ltd.	44,703	506,470
Fila Korea Ltd.	59,977	2,718,080
Foosung Co., Ltd. *	53,338	391,131
G-treeBNT Co., Ltd. *	21,899	446,400
Gamevil, Inc. *	4,692	233,564
GemVax & Kael Co., Ltd. *	41,376	457,703
Genexine Co., Ltd. *	14,988	1,050,945
Grand Korea Leisure Co., Ltd.	18,871	429,288
Green Cross Cell Corp.	7,115	333,868
Green Cross Corp.	6,617	838,230
Green Cross Holdings Corp.	33,873	731,278
GS Home Shopping, Inc.	4,433	773,536
Halla Holdings Corp.	10,194	402,413
Hana Tour Service, Inc.	8,883	546,000
Hanall Biopharma Co., Ltd. *	40,858	1,144,512
Hancom, Inc.	20,648	251,434
Handsome Co., Ltd.	16,525	563,880
Hanil Cement Co., Ltd. *	2,863	337,139
Hanjin Kal Corp.	36,665	1,043,413
Hanjin Transportation Co., Ltd.	15,819	718,308
Hankook Shell Oil Co., Ltd.	1,050	326,442
Hankook Tire Worldwide Co., Ltd.	25,093	378,315
Hansae Co., Ltd.	21,167	351,225
Hansol Chemical Co., Ltd.	9,761	686,174
Hansol Holdings Co., Ltd.	54,990	255,094
Hansol Paper Co., Ltd.	21,601	317,959
Hanwha General Insurance Co., Ltd.	104,229	539,300
Hanwha Investment & Securities Co., Ltd. *	89,796	176,636
HLB Life Science Co., Ltd. *	36,552	552,707
HLB, Inc. *	40,028	3,017,410
Homecast Co., Ltd. *	32,089	167,179
HS Industries Co., Ltd.	54,220	316,821
Huchems Fine Chemical Corp.	26,167	611,602
Hugel, Inc. *	2,435	714,675
Humedix Co., Ltd.	3,668	80,333
Huons Co., Ltd.	5,566	361,483
Huons Global Co., Ltd.	6,127	244,872
Hyundai Corp.	9,359	242,961
Hyundai Electric & Energy System Co., Ltd. *	13,648	334,214
Hyundai Elevator Co., Ltd.	18,098	1,512,808
Hyundai Greenfood Co., Ltd.	61,000	726,482
Hyundai Home Shopping Network Corp.	6,798	605,237
Hyundai Livart Furniture Co., Ltd.	10,309	176,116
Hyundai Merchant Marine Co., Ltd. *	315,360	1,063,438
Hyundai Rotem Co., Ltd. *	56,743	1,371,814
i-SENS, Inc.	8,000	150,943
Iljin Materials Co., Ltd.	18,481	635,570
Ilyang Pharmaceutical Co., Ltd. *	15,839	422,486
InBody Co., Ltd.	11,059	226,419
Innocean Worldwide, Inc.	14,786	889,046
Innox Advanced Materials Co., Ltd. *	5,482	205,156
Inscobee, Inc. *	93,676	554,894
Insun ENT Co., Ltd. *	29,933	170,367
iNtRON Biotechnology, Inc. *	15,409	602,779
IS Dongseo Co., Ltd.	18,104	498,246
It's Hanbul Co., Ltd.	5,878	149,185
JB Financial Group Co., Ltd.	182,170	926,329
Jeil Pharmaceutical Co., Ltd.	9,453	421,651
Security	Number of Shares	Value ($)
Jenax, Inc. *	21,567	352,091
Jusung Engineering Co., Ltd.	52,100	330,462
JW Holdings Corp.	55,828	365,065
JW Pharmaceutical Corp.	13,578	460,292
JYP Entertainment Corp. *	31,907	922,242
KEPCO Engineering & Construction Co., Inc.	16,876	312,393
KISWIRE Ltd.	9,102	184,322
KIWOOM Securities Co., Ltd.	13,978	1,059,931
Koh Young Technology, Inc.	13,276	955,773
Kolmar Korea Co., Ltd.	15,839	967,904
Kolmar Korea Holdings Co., Ltd.	7,400	204,648
Kolon Corp.	5,772	183,569
Kolon Industries, Inc.	20,388	974,885
Kolon Life Science, Inc. *	7,787	560,606
Komipharm International Co., Ltd. *	34,783	691,967
KONA I Co., Ltd. *	12,862	126,790
Korea Asset In Trust Co., Ltd.	61,458	255,218
Korea Electric Terminal Co., Ltd.	7,992	312,636
Korea Line Corp. *	13,939	271,083
Korea PetroChemical Ind Co., Ltd.	3,727	531,977
Korea Real Estate Investment & Trust Co., Ltd.	225,926	509,918
Korean Reinsurance Co.	112,402	893,440
KT Skylife Co., Ltd.	25,990	265,476
KTB Investment & Securities Co., Ltd. *	58,272	176,227
Kumho Industrial Co., Ltd.	30,851	324,762
Kumho Tire Co., Inc. *	149,732	693,259
Kwang Dong Pharmaceutical Co., Ltd.	33,271	203,909
Kyobo Securities Co., Ltd.	36,889	308,025
L&F Co., Ltd.	15,889	513,120
Leader Cosmetics Co., Ltd. *	15,985	179,679
LEENO Industrial, Inc.	11,312	507,599
LF Corp.	25,242	543,819
LG Hausys Ltd.	5,808	273,056
LG Innotek Co., Ltd.	16,425	1,462,344
LG International Corp.	26,003	387,395
LIG Nex1 Co., Ltd.	12,817	422,488
Lock&Lock Co., Ltd.	26,884	488,059
Lotte Confectionery Co., Ltd.	1,624	241,945
Lotte Food Co., Ltd.	536	323,718
LOTTE Himart Co., Ltd.	14,587	681,885
LS Industrial Systems Co., Ltd.	18,555	855,786
Lutronic Corp.	19,436	165,413
Maeil Dairies Co., Ltd.	3,914	271,653
Medipost Co., Ltd. *	7,977	587,094
Medy-Tox, Inc.	4,487	2,255,208
Meritz Financial Group, Inc.	33,370	340,860
Meritz Fire & Marine Insurance Co., Ltd.	65,184	1,232,794
Meritz Securities Co., Ltd.	329,282	1,293,980
Mirae Asset Life Insurance Co., Ltd.	86,447	331,613
Modetour Network, Inc.	15,235	354,729
Muhak Co., Ltd.	15,714	171,025
Namhae Chemical Corp.	22,589	232,752
Namyang Dairy Products Co., Ltd.	442	256,300
Naturecell Co., Ltd. *	45,472	521,268
Neowiz *	16,191	189,939
NEPES Corp.	18,391	163,574
Nexen Tire Corp.	32,444	254,991
NICE Holdings Co., Ltd.	23,278	367,564
NICE Information Service Co., Ltd.	48,952	504,390
NS Shopping Co., Ltd.	18,871	213,802
NUTRIBIOTECH Co., Ltd. *	14,741	201,202
Orange Life Insurance Ltd.	39,937	1,072,397
Orion Holdings Corp.	23,938	365,172
Osstem Implant Co., Ltd. *	12,813	605,816
Pan Ocean Co., Ltd. *	223,322	912,454
Partron Co., Ltd.	57,333	420,938
Pearl Abyss Corp. *	6,856	1,174,318

26

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Peptron, Inc. *	16,862	387,347
Pharmicell Co., Ltd. *	61,548	754,971
Poongsan Corp.	23,472	589,444
POSCO Chemtech Co., Ltd.	23,218	1,402,256
Posco ICT Co., Ltd.	55,936	275,451
S&T Motiv Co., Ltd.	7,906	187,608
Samchully Co., Ltd.	4,429	380,492
Samsung Pharmaceutical Co., Ltd. *	55,060	135,569
Samwha Capacitor Co., Ltd.	7,994	437,871
Samyang Corp.	3,391	178,179
Samyang Holdings Corp.	6,210	484,745
Sangsangin Co., Ltd. *	35,610	603,586
Seah Besteel Corp.	12,000	178,777
SeAH Steel Corp. *	1,175	65,723
SeAH Steel Holdings Corp.	1,311	59,881
Sebang Global Battery Co., Ltd.	9,699	331,390
Seegene, Inc. *	15,877	256,366
Seobu T&D *	28,769	254,082
Seoul Semiconductor Co., Ltd.	39,172	758,314
SFA Engineering Corp.	21,940	747,677
Shinsegae International, Inc.	2,542	394,583
Shinyoung Securities Co., Ltd.	1,925	100,290
Silicon Works Co., Ltd.	10,926	355,769
SK Chemicals Co., Ltd. *	10,976	760,815
SK Discovery Co., Ltd.	13,864	368,569
SK Gas Ltd.	4,622	311,308
SK Materials Co., Ltd.	5,825	838,713
SK Securities Co., Ltd. *	300,000	185,468
SKCKOLONPI, Inc.	15,970	477,982
SL Corp.	14,684	212,869
SM Entertainment Co., Ltd. *	19,040	908,729
Songwon Industrial Co., Ltd.	21,408	362,864
Soulbrain Co., Ltd.	10,997	514,066
SPC SAMLIP Co., Ltd.	2,628	297,744
Ssangyong Cement Industrial Co., Ltd.	116,655	610,879
Ssangyong Motor Co. *	41,209	144,845
ST Pharm Co., Ltd.	11,816	228,214
Studio Dragon Corp. *	6,938	670,311
Sung Kwang Bend Co., Ltd.	22,908	218,668
Sungwoo Hitech Co., Ltd.	74,777	234,147
Taekwang Industrial Co., Ltd.	659	799,536
Taeyoung Engineering & Construction Co., Ltd.	44,604	423,777
Taihan Electric Wire Co., Ltd. *	292,256	278,972
Telcon RF Pharmaceutical, Inc. *	70,108	559,763
TES Co., Ltd.	17,685	215,353
TK Corp.	17,802	190,574
Tongyang Life Insurance Co., Ltd.	31,641	155,813
Tongyang, Inc.	227,188	395,215
Toptec Co., Ltd. *	26,424	177,739
Vidente Co., Ltd. *	28,106	244,465
Vieworks Co., Ltd.	6,757	215,800
ViroMed Co., Ltd. *	16,001	2,816,359
Webzen, Inc. *	16,000	259,066
WeMade Entertainment Co., Ltd.	11,006	254,789
WONIK IPS Co., Ltd.	31,449	613,016
YG Entertainment, Inc.	13,064	505,801
Youlchon Chemical Co., Ltd.	22,733	255,530
Young Poong Corp.	466	300,980
Youngone Corp.	32,990	1,158,086
Youngone Holdings Co., Ltd.	6,394	397,575
Yuanta Securities Korea Co., Ltd. *	91,845	279,808
Yungjin Pharmaceutical Co., Ltd. *	112,870	613,211
		125,509,196

Security	Number of Shares	Value ($)
Singapore 1.8%
Accordia Golf Trust	1,027,266	404,317
AIMS AMP Capital Industrial REIT	590,412	585,248
Ascendas Hospitality Trust	996,700	581,166
Ascendas India Trust	822,924	623,791
Ascott Residence Trust	1,354,311	1,056,205
Asian Pay Television Trust	1,919,134	233,597
Bukit Sembawang Estates Ltd.	199,998	809,030
Cache Logistics Trust	1,370,306	704,130
CapitaLand Retail China Trust	662,910	661,944
CDL Hospitality Trusts	942,989	1,030,965
China Hongxing Sports Ltd. *(b)	884,000	—
ESR-REIT	2,479,435	894,548
Far East Hospitality Trust	1,174,638	513,690
First Real Estate Investment Trust	662,910	502,497
First Resources Ltd.	639,649	755,271
Frasers Centrepoint Trust	675,685	1,063,761
Frasers Commercial Trust	799,377	804,038
Frasers Hospitality Trust	839,748	425,383
Frasers Logistics & Industrial Trust	1,597,212	1,233,998
GuocoLand Ltd.	226,644	284,131
Keppel DC REIT	895,497	887,665
Keppel Infrastructure Trust	2,323,372	778,973
Keppel REIT	2,375,020	1,990,724
Lippo Malls Indonesia Retail Trust	2,647,367	395,561
Manulife US Real Estate Investment Trust	1,234,391	968,997
Mapletree Commercial Trust	2,300,917	2,783,908
Mapletree Industrial Trust	1,579,997	2,188,042
Mapletree Logistics Trust	2,325,120	2,152,261
Mapletree North Asia Commercial Trust	2,235,495	1,841,188
NetLink NBN Trust	3,113,548	1,758,746
OUE Hospitality Trust	1,247,311	622,746
OUE Ltd.	355,754	396,723
Parkway Life Real Estate Investment Trust	476,764	945,188
Raffles Medical Group Ltd.	1,193,042	1,026,086
RHT Health Trust	882,284	485,513
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,252,750	374,364
Sheng Siong Group Ltd.	409,172	322,089
Silverlake Axis Ltd.	1,025,831	314,030
Soilbuild Business Space REIT	1,033,778	448,322
SPH REIT	809,731	590,183
Starhill Global REIT	1,874,601	915,439
United Engineers Ltd.	595,369	1,128,250
Yoma Strategic Holdings Ltd.	1,609,796	439,995
		36,922,703

Spain 1.9%
Aedas Homes SAU *	18,413	457,408
Almirall S.A.	70,540	1,202,826
Applus Services S.A.	173,532	2,084,670
Atresmedia Corp de Medios de Comunicaion S.A.	95,320	536,824
Bolsas y Mercados Espanoles SHMSF S.A.	93,960	2,736,254
Cia de Distribucion Integral Logista Holdings S.A.	74,509	1,861,044
Cie Automotive S.A.	61,640	1,549,380
Codere S.A. *	59,279	235,922
Construcciones y Auxiliar de Ferrocarriles S.A.	23,820	933,169
Distribuidora Internacional de Alimentacion S.A. (a)	512,513	384,038
Ebro Foods S.A.	86,691	1,769,751
Ence Energia y Celulosa S.A.	152,496	961,736
Euskaltel S.A. (a)	119,877	1,050,556
Faes Farma S.A.	328,586	1,298,425
Fluidra S.A. *	68,869	856,187

27

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gestamp Automocion S.A.	161,452	994,454
Global Dominion Access S.A. *	132,856	695,721
Indra Sistemas S.A. *	159,255	1,675,140
Lar Espana Real Estate Socimi S.A.	78,280	734,764
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A. *	1,313,305	622,157
Masmovil Ibercom S.A. *	14,807	1,817,351
Melia Hotels International S.A.	127,172	1,272,156
Metrovacesa S.A. *	51,382	651,586
Neinor Homes S.A. *	85,326	1,310,037
NH Hotel Group S.A.	25,866	134,836
Obrascon Huarte Lain S.A. (a)	300,972	299,406
Papeles y Cartones de Europa S.A.	64,059	1,218,518
Pharma Mar S.A. *(a)	195,357	238,004
Promotora de Informaciones S.A., Class A *	347,922	724,840
Prosegur Cash S.A.	455,620	963,656
Prosegur Cia de Seguridad S.A.	326,556	1,698,600
Sacyr S.A.	358,027	830,210
Tecnicas Reunidas S.A. (a)	34,952	921,688
Unicaja Banco S.A.	935,080	1,127,563
Viscofan S.A.	46,633	2,661,131
		38,510,008

Sweden 4.5%
AAK AB	200,976	2,917,112
AF AB, B Shares	79,992	1,605,799
Ahlsell AB	380,838	1,837,007
Arjo AB, B Shares	277,506	942,187
Atrium Ljungberg AB, B Shares	49,270	844,526
Attendo AB	121,438	1,098,147
Avanza Bank Holding AB	27,660	1,488,597
Axfood AB	123,212	2,141,734
Betsson AB *	145,265	1,172,993
Bilia AB, A Shares	89,756	854,551
BillerudKorsnas AB (a)	203,415	2,717,832
Bonava AB, B Shares	98,875	1,203,739
Bravida Holding AB	244,005	1,746,704
Bure Equity AB	66,232	832,530
Castellum AB	305,548	5,344,765
Clas Ohlson AB, B Shares (a)	43,148	372,877
Cloetta AB, B Shares	264,061	756,110
Collector AB *	49,410	308,911
Concentric AB	45,678	630,381
Dometic Group AB	346,693	2,479,889
Evolution Gaming Group AB	29,928	1,788,886
Fabege AB	304,922	3,795,988
Getinge AB, B Shares	248,704	2,568,720
Haldex AB	37,076	292,906
Hembla AB *	39,355	657,279
Hemfosa Fastigheter AB	207,836	1,640,793
Hexpol AB	285,371	2,520,995
Holmen AB, B Shares	118,322	2,493,042
Hufvudstaden AB, A Shares	129,721	1,958,408
Indutrade AB	110,318	2,666,706
Intrum AB (a)	85,094	2,257,991
Investment AB Oresund *	39,867	589,610
JM AB	79,427	1,501,512
Klovern AB, B Shares	565,682	648,902
Kungsleden AB	233,673	1,622,676
Lifco AB, B Shares	52,372	1,968,028
Lindab International AB	78,866	587,524
Loomis AB, B Shares	84,117	2,828,208
Mekonomen AB (a)	59,440	618,493
Modern Times Group MTG AB, B Shares	73,697	2,500,537
Munters Group AB	61,693	247,420
Mycronic AB (a)	87,861	1,081,235
NCC AB, B Shares (a)	110,512	1,665,372
Security	Number of Shares	Value ($)
NetEnt AB *	217,822	926,589
Nobia AB	145,904	877,723
Nolato AB, B Shares	20,217	877,445
Nyfosa AB *	187,574	877,988
Oriflame Holding AG	27,026	679,429
Pandox AB	81,204	1,304,460
Peab AB	233,182	1,888,290
Radisson Hospitality AB *	71,812	289,186
Ratos AB, B Shares	244,053	664,495
Resurs Holding AB	125,299	808,838
Sagax AB, Class D	55,937	201,595
SAS AB *	290,296	712,575
Scandic Hotels Group AB	80,509	725,820
SkiStar AB	25,626	629,310
SSAB AB, A Shares	276,352	988,370
SSAB AB, B Shares	692,748	2,008,726
Sweco AB, B Shares	78,963	1,722,226
Thule Group AB	120,704	2,257,290
Vitrolife AB	77,505	1,319,981
Wallenstam AB, B Shares	198,639	1,813,726
Wihlborgs Fastigheter AB	161,276	1,835,843
		93,207,527

Switzerland 3.9%
Allreal Holding AG *	16,644	2,646,452
Alpiq Holding AG *	3,742	317,902
ALSO Holding AG *	2,702	301,739
APG SGA S.A.	1,515	501,791
Arbonia AG *	55,764	684,111
Aryzta AG *	1,053,735	1,410,814
Ascom Holding AG	45,150	657,812
Autoneum Holding AG	3,703	725,519
Bachem Holding AG, Class B	6,503	805,595
Basilea Pharmaceutica AG *	13,800	718,757
BB Biotech AG (a)	54,837	3,522,825
Belimo Holding AG	515	2,102,567
Bell Food Group AG	2,303	729,374
BKW AG	19,059	1,294,948
Bobst Group AG	9,081	675,611
Bossard Holding AG, Class A	2,794	436,148
Bucher Industries AG	7,640	2,079,432
Burckhardt Compression Holding AG	3,738	1,107,168
Cembra Money Bank AG	32,653	2,720,130
Comet Holding AG *(a)	8,993	773,901
Conzzeta AG	1,377	1,056,846
COSMO Pharmaceuticals N.V. *(a)	8,450	875,144
Daetwyler Holding AG	8,179	1,147,442
dormakaba Holding AG *	3,541	2,528,147
EFG International AG *	93,641	640,921
Emmi AG	2,269	1,723,291
Forbo Holding AG	1,363	2,063,560
Galenica AG *	57,490	2,670,422
GAM Holding AG *	186,715	980,891
Huber & Suhner AG	17,845	1,262,462
Idorsia Ltd. *	106,981	2,032,891
Implenia AG	17,617	899,933
Inficon Holding AG *	2,293	1,084,836
Interroll Holding AG	632	1,118,103
Intershop Holding AG	1,527	738,021
Kardex AG *	5,699	676,341
Komax Holding AG	3,874	998,591
Kudelski S.A. *(a)	47,888	324,413
Landis & Gyr Group AG *(a)	30,392	1,887,050
LEM Holding S.A.	617	649,506
Leonteq AG *(a)	11,785	523,830
Liechtensteinische Landesbank AG	10,121	678,548
Meyer Burger Technology AG *(a)	708,632	527,565
Mobimo Holding AG	7,739	1,808,232

28

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Panalpina Welttransport Holding AG	15,458	2,176,355
Rieter Holding AG	3,900	527,233
Schmolz & Bickenbach AG *	562,278	334,773
Schweiter Technologies AG	949	931,575
SFS Group AG *	20,659	2,002,126
Siegfried Holding AG *	4,786	1,704,924
St. Galler Kantonalbank AG	2,857	1,399,411
Sunrise Communications Group AG *	40,194	3,517,252
Swissquote Group Holding S.A.	10,974	523,251
Tecan Group AG	13,721	2,817,380
u-blox Holding AG *	8,005	749,755
Valiant Holding AG	19,227	2,124,041
Valora Holding AG *	3,729	895,542
VAT Group AG *	29,878	3,097,374
Vetropack Holding AG	236	481,753
Vontobel Holding AG	32,147	1,848,046
VP Bank AG	2,562	400,445
VZ Holding AG	3,295	880,337
Ypsomed Holding AG *(a)	4,305	539,337
Zehnder Group AG	13,706	504,709
		80,565,201

United Kingdom 13.1%
888 Holdings plc	318,297	667,248
AA plc	716,805	841,406
Acacia Mining plc *	169,042	399,117
AG Barr plc	81,750	831,310
Aggreko plc	275,704	2,623,508
Allied Minds plc *	188,652	155,252
AO World plc *(a)	293,412	458,222
Ascential plc	463,309	2,240,407
Assura plc	2,739,723	1,866,658
Bakkavor Group plc	116,875	214,436
Balfour Beatty plc	813,155	2,604,138
Bank of Cyprus Holdings plc *	451,790	848,132
Bank of Georgia Group plc	43,738	764,533
BBA Aviation plc	1,204,024	3,650,047
BCA Marketplace plc	893,610	2,451,339
Beazley plc	603,808	4,306,531
Big Yellow Group plc	171,656	1,913,105
Bodycote plc	221,787	2,082,720
Bovis Homes Group plc	159,734	1,751,498
Brewin Dolphin Holdings plc	338,484	1,403,584
Britvic plc	311,686	3,406,133
BTG plc *	443,363	4,723,488
Cairn Energy plc *	665,138	1,485,986
Card Factory plc	358,542	878,331
Centamin plc	1,273,825	1,695,974
Charter Court Financial Services Group plc	175,055	525,773
Chemring Group plc	324,912	694,795
Chesnara plc	182,864	825,940
Close Brothers Group plc	174,909	3,356,425
CMC Markets plc	95,731	137,289
Coats Group plc	1,670,003	1,732,306
Computacenter plc	84,607	1,159,384
Countryside Properties plc	486,678	1,795,796
Cranswick plc	60,936	2,203,387
Crest Nicholson Holdings plc	281,155	1,227,560
Daejan Holdings plc	3,778	282,473
Daily Mail & General Trust plc, A Shares	321,433	2,542,723
Dairy Crest Group plc	172,805	1,014,217
De La Rue plc	128,061	759,778
Dechra Pharmaceuticals plc	115,463	3,182,098
Devro plc	200,563	460,617
Dignity plc	57,944	589,598
Diploma plc	129,943	2,102,273
Domino's Pizza Group plc	563,842	1,850,313
Drax Group plc	477,814	2,381,267
Security	Number of Shares	Value ($)
Dunelm Group plc	111,291	769,620
EI Group plc *	558,487	1,312,561
Electrocomponents plc	514,038	3,376,375
Elementis plc	674,421	1,690,011
Entertainment One Ltd.	411,873	1,932,822
Equiniti Group plc	416,257	1,202,947
Essentra plc	307,730	1,506,925
esure Group plc	344,733	1,228,048
Ferrexpo plc	348,667	779,847
Firstgroup plc *	1,412,409	1,607,468
Galliford Try plc	128,392	1,178,652
Games Workshop Group plc	36,205	1,401,988
Genus plc	73,416	2,253,737
Georgia Capital plc *	43,738	605,488
Gocompare.Com Group plc	382,288	379,966
Grafton Group plc	258,119	2,331,686
Grainger plc	530,867	1,715,009
Great Portland Estates plc	322,566	2,857,888
Greencore Group plc	797,043	1,912,879
Greene King plc	355,419	2,490,509
Greggs plc	116,841	2,078,141
Halfords Group plc	245,618	914,455
Hansteen Holdings plc	468,588	559,010
Hastings Group Holdings plc	364,726	889,292
Hays plc	1,556,645	3,114,243
Helical plc	110,985	453,139
Hill & Smith Holdings plc	92,755	1,416,604
Hochschild Mining plc	275,602	568,779
HomeServe plc	329,509	3,996,100
Hunting plc	163,532	1,182,006
Ibstock plc	453,912	1,235,899
IG Group Holdings plc	420,945	3,176,852
Indivior plc *	844,882	1,099,006
IntegraFin Holdings plc *	242,263	941,993
Intermediate Capital Group plc	324,592	4,203,594
International Personal Finance plc	264,072	735,854
ITE Group plc	828,902	668,401
IWG plc	799,537	2,370,782
J.D. Wetherspoon plc	86,574	1,262,556
Jardine Lloyd Thompson Group plc	142,233	3,429,881
John Laing Group plc	587,393	2,452,217
JRP Group plc	1,104,712	1,229,087
Jupiter Fund Management plc	471,953	1,935,961
KCOM Group plc	603,308	458,008
Keller Group plc	86,108	643,810
Kier Group plc (a)	112,631	730,026
Lancashire Holdings Ltd.	232,268	1,896,646
LondonMetric Property plc	719,272	1,619,775
Lookers plc	376,752	437,435
Man Group plc	1,840,981	3,414,139
Marshalls plc	234,037	1,287,598
Marston's plc	763,820	994,050
McCarthy & Stone plc	606,339	1,049,040
Metro Bank plc *(a)	104,602	2,805,366
Mitchells & Butlers plc	259,451	910,343
Mitie Group plc	434,485	802,713
Moneysupermarket.com Group plc	605,910	2,364,855
Morgan Advanced Materials plc	348,892	1,222,386
N Brown Group plc	170,811	253,898
National Express Group plc	506,644	2,611,567
NCC Group plc	308,860	740,072
NewRiver REIT plc (a)	339,345	982,843
Northgate plc	162,573	803,572
Nostrum Oil & Gas plc *	96,534	165,045
OneSavings Bank plc	250,981	1,107,344
Ophir Energy plc *	914,221	390,179
Pagegroup plc	373,450	2,370,990
Paragon Banking Group plc	305,046	1,635,454
Petra Diamonds Ltd. *(a)	1,251,038	672,639

29

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Petrofac Ltd.	303,043	1,967,289
Pets at Home Group plc	576,989	943,047
Picton Property Income Ltd.	364,361	387,717
Playtech plc	347,367	1,969,607
Polypipe Group plc	234,042	1,021,261
Premier Foods plc *	837,804	382,151
Premier Oil plc *	947,805	854,374
Primary Health Properties plc	766,506	1,077,740
Provident Financial plc *	294,119	2,279,370
PZ Cussons plc	233,317	687,662
QinetiQ Group plc	657,899	2,492,220
Rank Group plc	209,679	425,372
Rathbone Brothers plc	62,970	1,947,526
RDI REIT plc	1,399,474	561,568
Redrow plc	265,906	1,591,853
Renewi plc	748,854	386,485
Rhi Magnesita N.V.	28,432	1,313,932
Rotork plc	1,016,908	3,401,976
RPS Group plc	283,509	560,681
Safestore Holdings plc	241,546	1,625,696
Saga plc	1,309,603	1,883,131
Sanne Group plc	159,291	1,225,534
Savills plc	165,403	1,533,190
Schroder Real Estate Investment Trust Ltd.	629,602	444,230
Senior plc	495,761	1,519,366
Serco Group plc *	1,272,168	1,455,975
Shaftesbury plc	266,783	2,961,381
SIG plc	693,059	949,711
Sirius Minerals plc *(a)	5,351,054	1,555,285
Soco International plc	299,191	277,905
Softcat plc	148,398	1,139,834
Sophos Group plc	399,422	1,855,027
Spectris plc	134,206	4,099,331
Spire Healthcare Group plc	329,173	521,630
Sports Direct International plc *	240,468	889,145
SSP Group plc	529,115	4,228,140
ST Modwen Properties plc	184,558	899,996
Stagecoach Group plc	514,573	1,030,118
Stobart Group Ltd.	372,835	939,984
Superdry plc	81,013	799,525
Synthomer plc	316,639	1,641,048
TalkTalk Telecom Group plc (a)	718,680	1,163,628
TBC Bank Group plc	36,729	701,064
Ted Baker plc	31,975	744,952
Telecom Plus plc	72,511	1,263,780
The Go-Ahead Group plc	57,313	1,260,687
The Restaurant Group plc	237,698	436,722
The Unite Group plc	301,999	3,213,575
Thomas Cook Group plc	1,586,430	609,262
TP ICAP plc	641,772	2,544,947
Tritax Big Box REIT plc	1,709,205	2,952,771
Tullow Oil plc *	1,604,750	3,775,593
UDG Healthcare plc	287,985	2,460,013
UK Commercial Property REIT Ltd.	476,715	499,366
Ultra Electronics Holdings plc	83,674	1,542,678
Vectura Group plc *	743,578	692,574
Vesuvius plc	259,401	1,744,212
Victrex plc	95,171	2,975,004
WH Smith plc	125,458	3,050,972
Wizz Air Holdings plc *	42,637	1,629,841
Workspace Group plc	147,606	1,567,852
		270,461,692
Total Common Stock
(Cost $2,124,853,004)		2,054,392,992

Security	Number of Shares	Value ($)
Preferred Stock 0.3% of net assets

Germany 0.3%
Biotest AG	24,216	638,853
Draegerwerk AG & Co. KGaA	11,560	629,834
Jungheinrich AG	57,319	1,909,342
Schaeffler AG	86,457	743,971
Sixt SE	20,598	1,399,325
		5,321,325

Republic of Korea 0.0%
Daishin Securities Co., Ltd.	15,000	125,920

Sweden 0.0%
Klovern AB	18,501	629,161
Total Preferred Stock
(Cost $6,532,164)		6,076,406

Rights 0.0% of net assets

Australia 0.0%
Cromwell Property Group *(b)	272,452	194,979
Growthpoint Properties Australia Ltd. expires 12/05/18 *(b)	11,532	—
		194,979

Republic of Korea 0.0%
SK Securities Co., Ltd. expires 12/04/18 *(b)	79,821	9,186

United Kingdom 0.0%
The Restaurant Group plc expires 12/13/18 *	343,342	166,466
Total Rights
(Cost $667,032)		370,631

Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. expires 04/16/23 *(b)	802,298	11,695
Total Warrants
(Cost $—)		11,695

Other Investment Companies 3.6% of net assets

Switzerland 0.1%
Diversified Financials 0.1%
HBM Healthcare Investments AG, Class A *	6,126	999,187

United Kingdom 0.0%
Real Estate 0.0%
F&C Commercial Property Trust Ltd.	426,400	735,548

30

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United States 3.5%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (c)	569,970	569,970
Securities Lending Collateral 3.5%
Wells Fargo Government Money Market Fund, Select Class 2.13% (c)	72,516,079	72,516,079
		73,086,049
Total Other Investment Companies
(Cost $74,991,738)		74,820,784

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/21/18	62	5,630,530	(28,201)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $67,607,273.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

31

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,584,071,910	$—	$—	$1,584,071,910
Australia	129,394,221	—	81,185 *	129,475,406
Germany	96,789,086	—	208,112	96,997,198
Hong Kong	42,906,571	—	— *	42,906,571
Republic of Korea	125,208,423	—	300,773	125,509,196
Singapore	36,922,703	—	— *	36,922,703
Spain	38,510,008	—	— *	38,510,008
Preferred Stock[1]	6,076,406	—	—	6,076,406
Rights [1]	166,466	—	—	166,466
Australia	—	—	194,979 *	194,979
Republic of Korea	—	—	9,186	9,186
Warrants [1]
Singapore	—	—	11,695	11,695
Other Investment Companies[1]	74,820,784	—	—	74,820,784
Liabilities
Futures Contracts[2]	(28,201)	—	—	(28,201)
Total	$2,134,838,377	$—	$805,930	$2,135,644,307
*	Level 3 amount shown includes securities determined to have no value at November 30, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
32

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 97.1% of net assets

Brazil 6.7%
Ambev S.A. ADR	4,829,449	20,621,747
Atacadao Distribuicao Comercio e Industria Ltda	383,207	1,671,363
B2W Cia Digital *	186,551	1,842,497
B3 S.A. - Brasil Bolsa Balcao	2,219,168	16,150,650
Banco Bradesco S.A.	993,478	8,612,296
Banco BTG Pactual S.A.	258,419	1,477,233
Banco do Brasil S.A.	1,170,527	13,482,146
Banco Santander Brasil S.A.	451,680	4,979,810
BB Seguridade Participacoes S.A.	717,441	5,243,607
BR Malls Participacoes S.A.	882,802	2,964,090
BRF S.A. ADR *(a)	629,675	3,589,147
CCR S.A.	1,243,829	4,169,851
Centrais Eletricas Brasileiras S.A. *	320,997	2,023,835
Cielo S.A.	1,240,287	3,047,262
Companhia de Saneamento Basico do Estado de Sao Paulo	402,552	2,932,808
Companhia Siderurgica Nacional S.A. *	683,775	1,565,264
Cosan S.A.	204,061	1,814,788
EDP - Energias do Brasil S.A.	404,196	1,428,059
Embraer S.A.	827,121	4,653,463
Energisa S.A.	146,269	1,411,805
Engie Brasil Energia S.A.	181,545	2,015,136
Equatorial Energia S.A.	175,791	3,295,514
Estacio Participacoes S.A.	290,776	1,857,310
Fibria Celulose S.A.	256,735	4,851,382
Fleury S.A.	236,187	1,316,620
Grendene S.A.	412,107	825,320
Hypera S.A.	448,827	3,718,217
IRB Brasil Resseguros S.A.	126,884	2,451,034
Itau Unibanco Holding S.A. ADR	5,212,000	48,627,965
JBS S.A.	1,106,892	3,362,269
Klabin S.A.	829,938	3,587,659
Kroton Educacional S.A.	1,670,031	4,525,479
Localiza Rent a Car S.A.	567,749	3,942,946
Lojas Americanas S.A.	261,204	977,459
Lojas Renner S.A.	812,107	8,194,845
M Dias Branco S.A.	98,393	1,026,133
Magazine Luiza S.A.	80,069	3,401,920
Multiplan Empreendimentos Imobiliarios S.A.	303,190	1,816,104
Natura Cosmeticos S.A.	211,889	2,237,116
Odontoprev S.A.	269,480	966,701
Petrobras Distribuidora S.A.	352,405	2,223,677
Petroleo Brasileiro S.A.	3,292,145	23,900,082
Porto Seguro S.A.	102,880	1,376,937
Qualicorp Consultoria e Corretora de Seguros S.A.	249,512	892,494
Raia Drogasil S.A.	258,521	4,145,223
Rumo S.A. *	1,273,784	5,733,146
Sao Martinho S.A.	143,594	668,905
Smiles Fidelidade S.A.	75,166	857,422
Sul America S.A.	294,834	2,046,824
Security	Number of Shares	Value ($)
Suzano Papel e Celulose S.A.	523,158	5,520,783
Tim Participacoes S.A.	917,477	2,808,216
Transmissora Alianca de Energia Eletrica S.A.	295,627	1,715,107
Ultrapar Participacoes S.A. ADR	490,332	6,016,374
Vale S.A.	3,870,577	52,742,455
Via Varejo S.A.	470,952	629,589
WEG S.A.	789,792	3,632,212
		321,588,296

Chile 1.3%
AES Gener S.A.	2,675,105	726,450
Aguas Andinas S.A., A Shares	3,409,639	1,963,304
Banco de Chile ADR	154,278	4,495,661
Banco de Credito e Inversiones S.A.	47,315	3,084,634
Banco Santander Chile ADR	172,986	5,355,647
Cencosud S.A.	1,541,961	2,856,328
Cia Cervecerias Unidas S.A.	171,386	2,237,328
Colbun S.A.	8,440,674	1,760,969
Empresa Nacional de Telecomunicaciones S.A.	161,230	1,312,955
Empresas CMPC S.A.	1,171,963	4,044,789
Empresas COPEC S.A.	543,800	7,328,753
Enel Americas S.A. ADR	601,314	5,219,406
Enel Chile S.A.	14,397,522	1,395,113
Enel Chile S.A. ADR	238,461	1,146,997
Engie Energia Chile S.A.	501,351	934,811
Itau CorpBanca	186,653,774	1,781,763
Latam Airlines Group S.A. ADR (a)	344,600	3,590,732
Parque Arauco S.A.	690,654	1,627,996
S.A.C.I. Falabella	751,913	5,576,959
Sociedad Quimica y Minera de Chile S.A. ADR (a)	112,855	4,965,620
		61,406,215

China 33.7%
3SBio, Inc.	1,316,566	1,938,069
51job, Inc. *	24,980	1,700,638
58.com, Inc. ADR *	106,973	6,374,521
Agile Property Holdings Ltd.	1,623,445	2,203,110
Agricultural Bank of China Ltd., H Shares	34,343,410	15,535,338
Air China Ltd., H Shares	2,029,475	1,963,151
Alibaba Group Holding Ltd. ADR *	1,218,624	196,027,857
Alibaba Health Information Technology Ltd. *	4,003,410	3,580,982
Alibaba Pictures Group Ltd. *	14,773,566	2,303,134
Aluminum Corp. of China Ltd., H Shares *	4,268,091	1,527,094
Angang Steel Co., Ltd., H Shares	1,547,216	1,263,356
Anhui Conch Cement Co., Ltd., H Shares	1,323,105	6,906,538
Anhui Expressway Co., Ltd., Class H	418,640	255,172
ANTA Sports Products Ltd.	1,368,432	6,216,370
Autohome, Inc. ADR	62,017	5,106,480
AviChina Industry & Technology Co., Ltd., H Shares	2,737,808	1,920,655
BAIC Motor Corp., Ltd., H Shares	1,751,060	1,074,030

33

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Baidu, Inc. ADR *	309,011	58,180,591
Bank of China Ltd., H Shares	85,007,854	37,150,032
Bank of Communications Co., Ltd., H Shares	8,653,797	6,579,573
BBMG Corp., H Shares	2,715,060	874,287
BeiGene Ltd. *	36,046	5,526,212
Beijing Capital International Airport Co., Ltd., H Shares	1,962,817	2,182,092
Beijing Enterprises Holdings Ltd.	587,918	3,448,288
Beijing Enterprises Water Group Ltd. *	5,242,930	3,034,913
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,852,906	539,539
Bosideng International Holdings Ltd.	3,926,136	687,322
Brilliance China Automotive Holdings Ltd.	3,042,883	2,690,701
Byd Co., Ltd., H Shares (a)	774,129	5,801,702
BYD Electronic International Co., Ltd.	902,874	1,266,787
CAR, Inc. *	756,911	665,438
CGN Power Co., Ltd., H Shares	12,672,419	3,141,487
China Agri-Industries Holdings Ltd.	3,021,589	1,142,881
China BlueChemical Ltd., H Shares	1,899,071	606,674
China Cinda Asset Management Co., Ltd., H Shares	11,647,050	3,125,426
China CITIC Bank Corp., Ltd., H Shares	9,244,905	5,859,468
China Coal Energy Co., Ltd., H Shares	2,708,613	1,083,341
China Communications Construction Co., Ltd., H Shares	4,891,987	4,750,867
China Communications Services Corp., Ltd., H Shares	2,822,936	2,355,528
China Conch Venture Holdings Ltd.	1,780,939	5,518,675
China Construction Bank Corp., H Shares	99,834,171	85,090,109
China Dongxiang Group Co., Ltd.	5,954,366	951,086
China Eastern Airlines Corp., Ltd., H Shares	1,780,232	1,105,572
China Everbright Bank Co., Ltd., H Shares	3,462,601	1,535,345
China Everbright International Ltd.	4,262,994	3,726,017
China Everbright Ltd.	1,073,013	1,999,109
China Evergrande Group	3,311,826	10,431,781
China Foods Ltd.	824,214	363,357
China Galaxy Securities Co., Ltd., H Shares	4,431,700	2,378,448
China Gas Holdings Ltd.	1,730,404	5,936,983
China Huarong Asset Management Co., Ltd., H Shares	10,976,011	2,258,107
China Huishan Dairy Holdings Co., Ltd. *(b)	3,872,695	—
China International Capital Corp., Ltd., H Shares	969,415	1,843,260
China International Marine Containers Group Co., Ltd., H Shares	585,567	628,536
China Jinmao Holdings Group Ltd.	6,119,081	2,932,186
China Life Insurance Co., Ltd., H Shares	8,311,479	17,842,743
China Literature Ltd. *(a)	209,597	1,098,103
China Longyuan Power Group Corp., Ltd., H Shares	3,734,930	2,935,159
China Machinery Engineering Corp.	1,061,168	528,838
China Medical System Holdings Ltd.	1,397,504	1,523,267
China Merchants Bank Co., Ltd., H Shares	4,235,438	17,508,407
China Merchants Port Holdings Co., Ltd.	1,658,532	3,013,682
China Merchants Securities Co., Ltd., H Shares	998,633	1,365,412
China Minsheng Banking Corp., Ltd., H Shares	7,134,015	5,269,093
China Mobile Ltd.	5,951,781	59,055,783
China Molybdenum Co., Ltd., H Shares	4,761,937	1,941,102
China National Building Material Co., Ltd., H Shares	4,374,755	3,404,435
China Oilfield Services Ltd., H Shares	2,317,928	2,162,205
China Overseas Land & Investment Ltd.	4,323,084	15,081,007
Security	Number of Shares	Value ($)
China Pacific Insurance (Group) Co., Ltd., H Shares	2,879,725	10,193,066
China Petroleum & Chemical Corp., H Shares	28,419,939	24,150,094
China Power International Development Ltd.	5,171,521	1,209,326
China Railway Construction Corp., Ltd., H Shares	2,155,237	2,759,541
China Railway Group Ltd., H Shares	4,809,664	4,418,935
China Railway Signal & Communication Corp., Ltd., H shares	1,740,581	1,229,967
China Reinsurance Group Corp., H shares	8,086,466	1,684,304
China Resources Beer Holdings Co., Ltd.	1,847,561	6,256,316
China Resources Cement Holdings Ltd.	2,518,864	2,459,077
China Resources Gas Group Ltd.	880,956	3,551,629
China Resources Land Ltd.	3,012,425	11,163,189
China Resources Pharmaceutical Group Ltd.	2,006,007	2,947,843
China Resources Power Holdings Co., Ltd.	2,155,174	4,081,357
China Shenhua Energy Co., Ltd., H Shares	3,786,659	8,409,690
China South City Holdings Ltd.	3,514,243	534,383
China Southern Airlines Co., Ltd., H Shares	2,720,809	1,853,102
China State Construction International Holdings Ltd.	1,998,400	1,741,570
China Taiping Insurance Holdings Co., Ltd.	1,619,525	5,359,959
China Telecom Corp., Ltd., H Shares	15,510,600	8,344,200
China Tower Corp., Ltd. *	38,434,322	5,697,066
China Traditional Chinese Medicine Holdings Co., Ltd.	2,711,953	1,802,020
China Unicom (Hong Kong) Ltd.	6,728,353	7,798,123
China Vanke Co., Ltd., H Shares	1,408,317	4,840,907
China Zhongwang Holdings Ltd.	1,598,829	737,536
Chongqing Rural Commercial Bank Co., Ltd., H Shares	3,597,931	2,101,082
CIFI Holdings Group Co., Ltd.	3,800,900	1,903,911
CIMC Enric Holdings Ltd.	766,884	619,328
CITIC Ltd.	5,472,987	8,783,914
CITIC Securities Co., Ltd., H Shares	2,528,978	4,718,152
CNOOC Ltd.	17,913,763	30,444,756
COSCO Shipping Development Co., Ltd., H Shares *(a)	4,662,530	524,298
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,716,322	927,712
COSCO SHIPPING Holdings Co., Ltd., H Shares *	2,620,540	1,064,859
COSCO SHIPPING Ports Ltd.	2,426,448	2,461,872
Country Garden Holdings Co., Ltd.	8,155,458	10,025,302
Country Garden Services Holdings Co., Ltd. *	937,647	1,552,810
CRRC Corp., Ltd., H Shares	4,284,529	3,996,686
CSC Financial Co., Ltd.	1,140,960	696,903
CSPC Pharmaceutical Group Ltd.	4,859,741	9,836,539
Ctrip.com International Ltd. ADR *	423,524	12,218,667
Dali Foods Group Co., Ltd.	2,530,497	1,865,760
Datang International Power Generation Co., Ltd., H Shares	3,205,309	786,403
Dongfeng Motor Group Co., Ltd., H Shares	3,194,012	3,081,467
ENN Energy Holdings Ltd.	817,430	7,337,885
Far East Horizon Ltd.	2,385,594	2,374,696
Fosun International Ltd.	2,365,359	3,760,031
Fullshare Holdings Ltd. *(a)	8,693,969	3,288,394
Future Land Development Holdings Ltd.	1,889,080	1,274,554
Fuyao Glass Industry Group Co., Ltd., Class H	627,653	1,936,916
GCL-Poly Energy Holdings Ltd. *(a)	13,369,607	922,543
GDS Holdings Ltd. *	52,040	1,534,660

34

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Geely Automobile Holdings Ltd.	5,542,127	10,920,308
Genscript Biotech Corp. *(a)	944,305	1,641,063
GF Securities Co., Ltd., H Shares	1,895,523	2,809,707
GOME Retail Holdings Ltd. *(a)	14,775,495	1,321,643
Great Wall Motor Co., Ltd., H Shares	3,347,802	2,138,966
Greentown China Holdings Ltd.	893,891	728,751
Guangdong Investment Ltd.	3,266,078	6,301,987
Guangshen Railway Co., Ltd., H shares	1,990,225	778,211
Guangzhou Automobile Group Co., Ltd., H Shares	3,794,693	3,947,072
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	238,994	965,046
Guangzhou R&F Properties Co., Ltd., H Shares	1,149,247	1,779,877
Guotai Junan Securities Co., Ltd., H Shares	1,021,464	2,122,353
Haier Electronics Group Co., Ltd. *	1,423,442	3,314,074
Haitian International Holdings Ltd.	731,528	1,572,284
Haitong Securities Co., Ltd., H Shares	3,950,426	4,098,963
Health & Happiness H&H International Holdings Ltd. *	186,462	1,198,484
Hengan International Group Co., Ltd.	854,876	6,985,825
HengTen Networks Group Ltd. *	24,194,997	834,763
Hopson Development Holdings Ltd.	690,281	550,408
Huadian Fuxin Energy Corp., Ltd., H Shares	2,826,728	563,485
Huadian Power International Corp., Ltd., H Shares	2,113,813	904,868
Huaneng Power International, Inc., H Shares	4,627,982	2,885,928
Huaneng Renewables Corp., Ltd., H Shares	5,413,690	1,701,776
Huatai Securities Co., Ltd., H Shares	1,972,726	3,261,933
Huazhu Group Ltd. ADR	116,570	3,676,618
Industrial & Commercial Bank of China Ltd., H Shares	87,216,781	61,965,345
Inner Mongolia Yitai Coal Co., Ltd., B Shares	269,185	328,137
iQIYI, Inc. *(a)	138,840	2,819,840
JD.com, Inc. ADR *	887,632	18,844,427
Jiangsu Expressway Co., Ltd., H Shares	1,556,218	2,091,993
Jiangxi Copper Co., Ltd., H Shares	1,461,257	1,764,544
Jiayuan International Group Ltd.	1,245,760	2,231,806
Kingboard Holdings Ltd.	781,579	2,232,155
Kingboard Laminates Holdings Ltd.	1,335,734	1,271,599
Kingsoft Corp., Ltd.	968,354	1,618,512
Kunlun Energy Co., Ltd.	3,246,015	3,928,028
KWG Group Holdings Ltd. *	1,578,476	1,403,852
Landing International Development Ltd. *	1,785,287	691,233
Lee & Man Paper Manufacturing Ltd.	1,950,252	1,766,896
Legend Holdings Corp., H Shares	511,662	1,507,052
Lenovo Group Ltd.	8,323,139	6,009,103
Li Ning Co., Ltd. *	2,074,531	2,221,457
Livzon Pharmaceutical Group, Inc., H Shares	136,500	496,237
Logan Property Holdings Co., Ltd.	1,120,777	1,310,432
Longfor Group Holdings Ltd.	1,676,371	4,712,668
Luye Pharma Group Ltd.	1,830,934	1,459,928
Maanshan Iron & Steel Co., Ltd., H Shares	1,967,843	905,247
Meitu, Inc. *	2,311,575	959,987
Meituan Dianping *(a)	566,210	3,794,871
Metallurgical Corp. of China Ltd., H Shares	3,329,899	846,756
Momo, Inc. ADR *	110,556	3,465,931
NetEase, Inc. ADR	81,593	18,527,322
New China Life Insurance Co., Ltd., H Shares	977,701	4,278,984
Security	Number of Shares	Value ($)
New Oriental Education & Technology Group, Inc. ADR *	155,714	8,900,612
Nine Dragons Paper Holdings Ltd.	1,960,645	1,986,764
Orient Securities Co., Ltd.	1,075,499	739,378
PetroChina Co., Ltd., H Shares	23,542,779	16,515,971
PICC Property & Casualty Co., Ltd., H Shares	7,515,350	7,711,499
Pinduoduo, Inc. ADR *(a)	94,126	2,161,133
Ping An Insurance Group Co. of China Ltd., H Shares	5,599,990	54,169,791
Poly Property Group Co., Ltd.	2,924,530	994,058
Postal Savings Bank of China Co., Ltd., Class H	6,496,255	3,926,433
Qingdao Port International Co., Ltd. *	737,240	422,047
Red Star Macalline Group Corp., Ltd., H Shares	704,717	653,771
Shandong Chenming Paper Holdings Ltd., H Shares	1,055,658	616,472
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	1,814,639	1,704,322
Shanghai Electric Group Co., Ltd., H Shares	4,212,359	1,431,796
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	588,318	2,029,784
Shanghai Industrial Holdings Ltd.	598,220	1,304,109
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	980,314	2,417,667
Shenzhen Expressway Co., Ltd., H shares	926,122	913,607
Shenzhen International Holdings Ltd.	1,115,223	2,237,358
Shenzhen Investment Ltd.	4,833,671	1,575,039
Shenzhou International Group Holdings Ltd.	816,177	9,907,908
Shimao Property Holdings Ltd.	1,419,607	3,508,315
Sihuan Pharmaceutical Holdings Group Ltd.	4,830,339	1,073,992
SINA Corp. *	69,040	4,471,721
Sino Biopharmaceutical Ltd.	7,094,960	6,473,247
Sino-Ocean Group Holding Ltd.	3,416,562	1,528,028
Sinofert Holdings Ltd. *	2,060,592	229,079
Sinopec Engineering Group Co., Ltd., H shares	1,960,645	1,816,398
Sinopec Oilfield Service Corp., H Shares *	3,228,935	325,957
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,833,862	1,739,157
Sinopharm Group Co., Ltd., H Shares	1,184,761	5,836,187
Sinotrans Ltd., H Shares	2,329,646	931,769
Sinotruk Hong Kong Ltd.	757,874	1,243,472
SOHO China Ltd. *	2,482,088	926,134
Sunac China Holdings Ltd.	2,465,307	8,190,650
Sunny Optical Technology Group Co., Ltd.	727,215	7,034,492
TAL Education Group ADR *	355,463	9,977,846
Tencent Holdings Ltd.	6,368,556	253,904,031
The People's Insurance Co. Group of China Ltd., H Shares	9,914,175	4,269,338
TravelSky Technology Ltd., H Shares	1,130,678	3,041,341
Tsingtao Brewery Co., Ltd., H Shares	503,990	2,051,188
Vipshop Holdings Ltd. ADR *	511,286	2,950,120
Weibo Corp. ADR *	57,020	3,631,034
Weichai Power Co., Ltd., H Shares	2,414,022	2,591,162
Wuxi Biologics Cayman, Inc. *	532,166	4,460,926
Xiaomi Corp., Class B *(a)	2,153,288	3,929,202
Xinjiang Goldwind Science & Technology Co., Ltd. H Shares	549,337	543,318
Yangzijiang Shipbuilding Holdings Ltd.	2,678,355	2,420,671
Yanlord Land Group Ltd.	988,658	929,569
Yanzhou Coal Mining Co., Ltd., H Shares	2,183,577	1,958,753
Yuexiu Property Co., Ltd.	7,797,150	1,444,701
YY, Inc. ADR *	48,546	3,304,526

35

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Zhaojin Mining Industry Co., Ltd., H Shares	1,402,949	1,335,587
Zhejiang Expressway Co., Ltd., H Shares	1,765,911	1,482,546
ZhongAn Online P&C Insurance Co., Ltd., H Shares *(a)	147,257	603,084
Zhongsheng Group Holdings Ltd.	781,757	1,588,338
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	582,741	3,127,511
Zijin Mining Group Co., Ltd., H Shares	6,451,640	2,432,015
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	1,464,766	533,442
ZTE Corp., H Shares *	668,985	1,314,761
ZTO Express Cayman, Inc. ADR	355,028	6,092,280
		1,617,304,893

Colombia 0.4%
Almacenes Exito S.A.	210,417	865,623
Bancolombia S.A.	298,233	2,964,051
Bancolombia S.A. ADR	125,451	5,019,295
Cemex Latam Holdings S.A. *	285,462	364,118
Corp. Financiera Colombiana S.A. *	111,240	642,461
Ecopetrol S.A. ADR	265,773	5,105,499
Grupo de Inversiones Suramericana S.A.	306,365	3,056,227
Interconexion Electrica S.A. ESP	495,226	1,979,164
		19,996,438

Czech Republic 0.2%
CEZ A/S	175,811	4,193,679
Komercni Banka A/S	86,251	3,392,599
Moneta Money Bank A/S	612,630	2,110,509
O2 Czech Republic A/S	53,105	570,840
Philip Morris CR	600	386,712
		10,654,339

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,327,469	5,621,831

Greece 0.3%
Alpha Bank AE *	1,566,855	2,217,590
Eurobank Ergasias S.A. *	2,033,465	1,298,549
FF Group *(b)	50,437	41,117
Hellenic Petroleum S.A.	62,000	518,072
Hellenic Telecommunications Organization S.A.	257,041	3,038,403
JUMBO S.A.	108,553	1,651,899
Motor Oil Hellas Corinth Refineries S.A.	61,018	1,399,025
Mytilineos Holdings S.A.	118,596	1,031,273
National Bank of Greece S.A. *	603,579	699,804
OPAP S.A.	235,000	2,208,454
Piraeus Bank S.A. *	340,000	336,844
Titan Cement Co. S.A.	48,447	1,086,112
		15,527,142

Hungary 0.4%
Magyar Telekom Telecommunications plc	435,971	685,711
MOL Hungarian Oil & Gas plc	473,025	5,231,082
OTP Bank plc	259,460	10,374,506
Richter Gedeon Nyrt	162,811	3,200,938
		19,492,237

Security	Number of Shares	Value ($)
India 11.8%
ABB India Ltd.	66,435	1,342,808
ACC Ltd.	57,316	1,221,650
Adani Enterprises Ltd.	204,733	484,697
Adani Ports & Special Economic Zone Ltd.	753,185	3,951,533
Adani Power Ltd. *	1,030,296	820,452
Ambuja Cements Ltd.	867,020	2,705,122
Ashok Leyland Ltd.	1,307,547	2,107,797
Asian Paints Ltd.	307,890	5,945,972
Aurobindo Pharma Ltd.	297,719	3,463,101
Avenue Supermarts Ltd. *	75,180	1,609,960
Axis Bank Ltd. *	1,991,520	17,880,675
Bajaj Auto Ltd.	92,924	3,660,828
Bajaj Finance Ltd.	196,803	7,165,894
Bajaj Finserv Ltd.	42,655	3,668,685
Bajaj Holdings & Investment Ltd.	28,382	1,222,020
Bandhan Bank Ltd.	105,160	729,760
Bank of Baroda *	585,358	882,299
Berger Paints India Ltd.	260,889	1,197,106
Bharat Electronics Ltd.	624,598	746,076
Bharat Forge Ltd.	235,840	1,908,005
Bharat Heavy Electricals Ltd.	1,006,161	983,856
Bharat Petroleum Corp., Ltd.	1,115,906	5,194,058
Bharti Airtel Ltd.	1,448,042	6,513,540
Bharti Infratel Ltd.	1,045,805	3,852,650
Biocon Ltd.	195,369	1,750,178
Bosch Ltd.	8,198	2,231,763
Britannia Industries Ltd.	64,252	2,922,201
Cadila Healthcare Ltd.	250,562	1,313,298
Canara Bank *	162,771	597,415
Castrol India Ltd.	294,815	638,741
Cipla Ltd.	359,941	2,793,229
Coal India Ltd.	1,619,904	5,692,151
Colgate-Palmolive (India) Ltd.	84,808	1,484,125
Container Corp. Of India Ltd.	187,250	1,813,392
Cummins India Ltd.	82,735	957,990
Dabur India Ltd.	565,873	3,321,596
Dalmia Bharat Ltd. *(b)	24,017	817,705
Divi's Laboratories Ltd.	96,110	1,984,876
DLF Ltd.	525,021	1,341,649
Dr. Reddy's Laboratories Ltd.	90,878	3,549,582
Eicher Motors Ltd.	15,218	5,110,580
Emami Ltd.	118,870	746,103
Exide Industries Ltd.	237,147	894,214
Future Retail Ltd. *	227,065	1,713,372
GAIL India Ltd.	644,512	3,172,392
GlaxoSmithKline Consumer Healthcare Ltd.	11,468	1,195,950
Glenmark Pharmaceuticals Ltd.	175,248	1,642,345
GMR Infrastructure Ltd. *	970,177	224,117
Godrej Consumer Products Ltd.	411,165	4,426,683
Godrej Industries Ltd.	77,223	608,798
Grasim Industries Ltd.	386,648	4,805,708
Havells India Ltd.	274,586	2,697,597
HCL Technologies Ltd.	615,332	8,961,360
HDFC Standard Life Insurance Co., Ltd.	366,244	2,084,640
Hero MotoCorp Ltd.	109,285	4,790,696
Hindalco Industries Ltd.	961,354	3,120,142
Hindustan Petroleum Corp., Ltd.	713,225	2,377,758
Hindustan Unilever Ltd.	785,469	19,767,740
Hindustan Zinc Ltd.	347,224	1,328,713
Housing Development Finance Corp., Ltd.	1,873,545	53,468,412
ICICI Lombard General Insurance Co., Ltd.	94,016	1,124,766
ICICI Prudential Life Insurance Co., Ltd.	333,390	1,555,852
IDBI Bank Ltd. *	699,597	597,260
IDFC Bank Ltd.	1,776,652	980,160
Indiabulls Housing Finance Ltd.	365,560	3,753,422
Indian Oil Corp., Ltd.	2,447,652	4,727,082

36

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Infosys Ltd.	4,269,767	40,890,394
InterGlobe Aviation Ltd.	113,478	1,690,488
ITC Ltd.	3,275,875	13,433,461
Jindal Steel & Power Ltd. *	417,321	922,423
JSW Energy Ltd. *	427,563	419,312
JSW Steel Ltd.	1,281,826	5,779,666
Kansai Nerolac Paints Ltd.	144,201	950,926
L&T Finance Holdings Ltd.	541,845	1,121,085
Larsen & Toubro Infotech Ltd.	23,480	528,843
Larsen & Toubro Ltd.	376,880	7,746,332
LIC Housing Finance Ltd.	276,105	1,847,501
Lupin Ltd.	247,481	3,148,774
Mahindra & Mahindra Financial Services Ltd.	308,728	1,990,043
Mahindra & Mahindra Ltd.	668,234	7,583,130
Mangalore Refinery & Petrochemicals Ltd.	219,520	232,765
Marico Ltd.	570,631	2,920,907
Maruti Suzuki India Ltd.	134,781	14,816,531
Motherson Sumi Systems Ltd.	1,058,137	2,363,899
Mphasis Ltd.	93,319	1,343,180
MRF Ltd.	1,000	966,096
Nestle India Ltd.	25,044	3,868,210
NHPC Ltd.	3,389,794	1,262,144
NMDC Ltd.	802,485	1,103,640
NTPC Ltd.	2,131,372	4,290,573
Oil & Natural Gas Corp., Ltd.	3,471,540	6,988,407
Oil India Ltd.	312,943	836,296
Oracle Financial Services Software Ltd.	27,440	1,353,909
Page Industries Ltd.	4,422	1,720,522
Petronet LNG Ltd.	385,814	1,185,757
Pidilite Industries Ltd.	128,769	2,149,322
Piramal Enterprises Ltd.	92,031	2,905,061
Power Finance Corp., Ltd.	705,321	874,883
Power Grid Corp. of India Ltd.	895,309	2,314,225
Punjab National Bank *	553,678	555,307
Rajesh Exports Ltd.	187,044	1,532,153
REC Ltd.	735,244	1,053,890
Reliance Capital Ltd.	165,058	535,470
Reliance Industries Ltd.	3,481,715	58,326,657
Reliance Infrastructure Ltd.	171,746	816,406
SBI Life Insurance Co., Ltd.	135,187	1,108,341
Shree Cement Ltd.	10,550	2,495,754
Shriram Transport Finance Co., Ltd.	193,345	3,205,541
Siemens Ltd.	119,560	1,630,816
State Bank of India *	1,986,459	8,113,144
Steel Authority of India Ltd. *	1,097,484	870,807
Sun Pharmaceutical Industries Ltd.	1,206,610	8,528,246
Sun TV Network Ltd.	95,453	810,176
Tata Consultancy Services Ltd.	1,034,497	29,215,133
Tata Motors Ltd. *	1,125,862	2,777,702
Tata Motors Ltd., DVR Shares *	426,110	573,180
Tata Power Co., Ltd.	1,056,869	1,153,996
Tata Steel Ltd.	324,121	2,462,473
Tech Mahindra Ltd.	531,140	5,379,988
Titan Co., Ltd.	375,688	4,997,494
Torrent Pharmaceuticals Ltd.	49,300	1,254,729
Torrent Power Ltd.	139,047	540,467
UltraTech Cement Ltd.	114,705	6,582,680
United Breweries Ltd.	73,580	1,309,016
United Spirits Ltd. *	377,671	3,643,676
UPL Ltd.	399,886	4,347,996
Vakrangee Ltd.	526,686	243,336
Vedanta Ltd.	1,798,758	5,054,692
Vodafone Idea Ltd. *	2,399,475	1,215,316
Wipro Ltd.	1,222,927	5,696,582
Yes Bank Ltd.	1,943,608	4,735,270
Zee Entertainment Enterprises Ltd.	592,956	4,156,945
		564,816,381

Security	Number of Shares	Value ($)
Indonesia 2.5%
PT Adaro Energy Tbk	15,755,926	1,415,582
PT Astra Agro Lestari Tbk	178,680	137,110
PT Astra International Tbk	22,644,117	13,536,598
PT Bank Central Asia Tbk	10,995,906	20,027,502
PT Bank Danamon Indonesia Tbk	3,044,492	1,580,518
PT Bank Mandiri (Persero) Tbk	21,021,783	10,876,504
PT Bank Negara Indonesia (Persero) Tbk	8,203,668	4,875,454
PT Bank Rakyat Indonesia (Persero) Tbk	59,536,261	15,068,783
PT Bukit Asam Persero Tbk	4,363,732	1,226,513
PT Bumi Serpong Damai Tbk *	9,718,961	917,364
PT Charoen Pokphand Indonesia Tbk	8,217,348	3,418,509
PT Gudang Garam Tbk	488,570	2,801,100
PT Hanjaya Mandala Sampoerna Tbk	8,860,629	2,279,819
PT Indah Kiat Pulp & Paper Corp. Tbk	2,782,560	2,042,781
PT Indocement Tunggal Prakarsa Tbk	1,610,617	2,150,868
PT Indofood CBP Sukses Makmur Tbk	2,969,124	2,044,808
PT Indofood Sukses Makmur Tbk	5,590,320	2,579,697
PT Jasa Marga Persero Tbk	2,736,737	790,262
PT Kalbe Farma Tbk	20,465,188	2,182,095
PT Matahari Department Store Tbk	2,816,732	935,464
PT Media Nusantara Citra Tbk	1,687,996	93,237
PT Perusahaan Gas Negara (Persero) Tbk	11,655,924	1,593,241
PT Semen Indonesia (Persero) Tbk	3,357,071	2,822,498
PT Surya Citra Media Tbk	7,349,654	984,065
PT Telekomunikasi Indonesia (Persero) Tbk	52,145,472	13,416,909
PT Tower Bersama Infrastructure Tbk	2,629,260	737,167
PT Unilever Indonesia Tbk	1,230,078	3,633,686
PT United Tractors Tbk	1,676,749	3,223,954
PT Vale Indonesia Tbk *	1,072,160	227,138
PT XL Axiata Tbk *	4,821,565	687,711
		118,306,937

Kuwait 0.3%
Agility Public Warehousing Co. KSC	491,909	1,312,619
Boubyan Bank KSCP	385,971	686,199
Boubyan Petrochemicals Co. KSCP	213,301	720,583
Humansoft Holding Co. KSC	63,030	691,818
Kuwait Finance House KSCP	1,852,910	3,641,276
Mobile Telecommunications Co. KSC	1,272,622	1,932,144
National Bank of Kuwait SAKP	1,665,831	4,543,673
		13,528,312

Malaysia 3.2%
AirAsia Berhad	1,645,300	1,211,023
Alliance Bank Malaysia Berhad	1,397,680	1,369,456
AMMB Holdings Berhad	2,197,772	2,237,426
Astro Malaysia Holdings Berhad	1,677,200	480,975
Axiata Group Berhad	4,957,287	4,300,383
British American Tobacco Malaysia Berhad	150,300	1,354,119
Bumi Armada Berhad *	3,566,300	136,362
CIMB Group Holdings Berhad	7,612,212	10,478,275
Dialog Group Bhd	4,950,000	3,749,910
DiGi.com Berhad	4,085,000	4,139,180
FGV Holdings Bhd	2,358,300	498,768
Gamuda Berhad	2,661,116	1,500,833
Genting Berhad	2,529,700	3,796,515
Genting Malaysia Berhad	3,224,620	2,203,946
HAP Seng Consolidated Berhad	817,934	1,925,355
Hartalega Holdings Bhd	1,607,000	2,457,832
Hong Leong Bank Berhad	691,007	3,365,449
Hong Leong Financial Group Bhd	219,000	1,009,038
IHH Healthcare Berhad	3,076,400	3,947,967
IJM Corp. Berhad	3,937,136	1,533,644

37

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
IOI Corp. Berhad	3,787,492	3,846,778
IOI Properties Group Berhad	2,425,850	944,948
KLCCP Stapled Group	489,544	898,482
Kuala Lumpur Kepong Berhad	521,148	3,051,291
Malayan Banking Berhad	6,434,951	14,440,002
Malaysia Airports Holdings Berhad	1,022,200	1,873,647
Maxis Berhad	3,047,124	3,954,088
MISC Berhad	1,644,200	2,416,497
MMC Corp. Bhd	946,000	220,421
Nestle Malaysia Bhd	70,671	2,523,180
Petronas Chemicals Group Berhad	3,165,200	6,958,977
Petronas Dagangan Berhad	381,300	2,350,948
Petronas Gas Berhad	826,136	3,739,280
PPB Group Berhad	785,577	3,304,136
Press Metal Aluminium Holdings Bhd	2,008,232	2,284,427
Public Bank Berhad	3,415,354	20,339,496
RHB Capital Berhad	1,284,600	1,611,698
Sapura Energy Berhad *	5,927,780	502,894
Sime Darby Berhad	3,467,400	1,897,561
Sime Darby Plantation Berhad	3,868,600	4,345,183
Sime Darby Property Berhad	4,164,600	990,268
Telekom Malaysia Berhad	1,403,800	781,659
Tenaga Nasional Berhad	4,329,974	14,735,053
UEM Sunrise Berhad	1,207,200	199,060
Westports Holdings Berhad	904,400	814,814
YTL Corp. Berhad	5,184,564	1,387,672
YTL Power International Berhad	4,036,003	853,594
		152,962,510

Mexico 3.2%
Alfa S.A.B. de C.V., A Shares	3,587,142	3,607,285
Alpek S.A.B. de C.V. *	206,025	250,725
Alsea S.A.B. de C.V.	578,403	1,450,147
America Movil S.A.B. de C.V., Series L	30,911,044	20,783,853
Arca Continental S.A.B. de C.V.	365,110	1,886,945
Banco del Bajio S.A.	767,561	1,435,846
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, B Shares	2,045,714	2,512,682
Becle S.A.B. de C.V.	538,017	677,223
Cemex S.A.B. de C.V., Series CPO *	17,208,741	8,855,683
Coca-Cola Femsa S.A.B. de C.V., Series L	649,572	3,913,571
Concentradora Fibra Danhos S.A. de C.V.	154,503	182,405
El Puerto de Liverpool S.A.B. de C.V., Series C1	207,119	1,234,830
Fibra Uno Administracion S.A. de C.V.	3,508,971	3,552,821
Fomento Economico Mexicano S.A.B. de C.V.	2,381,503	20,656,099
GMexico Transportes S.A.B. de C.V.	150,080	181,019
Gruma S.A.B. de C.V., B Shares	225,730	2,473,009
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	394,542	1,759,230
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	432,425	2,999,127
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	235,438	3,163,976
Grupo Bimbo S.A.B. de C.V., Series A	2,777,035	5,323,194
Grupo Carso S.A.B. de C.V., Series A1	465,368	1,494,063
Grupo Comercial Chedraui S.A. de C.V.	334,827	617,461
Grupo Elektra S.A.B. de C.V.	70,854	3,186,484
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,126,916	14,316,121
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	2,624,329	3,536,812
Grupo Lala S.A.B. de C.V.	612,575	555,196
Grupo Mexico S.A.B. de C.V., Series B	3,967,192	8,185,627
Grupo Televisa S.A.B., Series CPO	2,753,493	7,531,395
Security	Number of Shares	Value ($)
Industrias Bachoco S.A.B. de C.V., Series B	118,200	411,898
Industrias Penoles S.A.B. de C.V.	143,500	1,635,466
Infraestructura Energetica Nova S.A.B. de C.V.	575,731	2,191,914
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	933,053	1,379,923
Megacable Holdings S.A.B. de C.V., Series CPO	345,198	1,580,777
Mexichem S.A.B. de C.V.	1,258,412	2,941,650
Nemak S.A.B. de C.V.	664,500	477,168
Organizacion Soriana S.A.B. de C.V., B Shares *	411,945	545,663
Promotora y Operadora de Infraestructura S.A.B. de C.V.	239,445	2,124,033
Regional S.A.B. de C.V.	261,998	1,130,111
Telesites S.A.B. de C.V. *	1,352,719	844,379
Wal-Mart de Mexico S.A.B. de C.V.	5,685,889	14,068,179
		155,653,990

Peru 0.4%
Companhia de Minas Buenaventura S.A. ADR	267,678	3,784,967
Credicorp Ltd.	75,715	16,603,542
		20,388,509

Philippines 1.3%
Aboitiz Power Corp.	1,867,458	1,129,310
Alliance Global Group, Inc. *	5,056,912	1,101,678
Ayala Corp.	283,542	5,143,999
Ayala Land, Inc.	7,879,931	6,260,952
Bank of the Philippine Islands	2,004,803	3,595,030
BDO Unibank, Inc.	2,228,133	5,534,203
Bloomberry Resorts Corp.	4,078,187	648,838
DMCI Holdings, Inc.	5,341,566	1,257,438
Globe Telecom, Inc.	34,018	1,278,433
GT Capital Holdings, Inc.	106,436	1,803,036
International Container Terminal Services, Inc.	1,241,279	2,214,033
Jollibee Foods Corp.	456,041	2,422,011
LT Group, Inc.	2,938,486	895,784
Manila Electric Co.	304,626	2,232,684
Megaworld Corp.	14,952,388	1,286,442
Metro Pacific Investments Corp.	14,991,858	1,344,176
Metropolitan Bank & Trust Co.	1,681,443	2,392,897
Petron Corp.	2,340,566	366,132
PLDT, Inc.	132,006	2,916,119
Semirara Mining & Power Corp.	1,628,929	814,154
SM Investments Corp.	524,685	9,093,406
SM Prime Holdings, Inc.	9,995,826	6,616,848
Universal Robina Corp.	1,004,102	2,451,832
		62,799,435

Qatar 1.3%
Barwa Real Estate Co.	183,096	1,921,848
Commercial Bank QSC	255,491	2,960,994
Doha Bank QPSC	150,695	886,064
Ezdan Holding Group QSC *	194,557	680,181
Gulf International Services QSC *	73,001	368,088
Industries Qatar QSC	228,324	8,496,506
Masraf Al Rayan QSC	403,939	4,447,350
Ooredoo QSC	107,959	2,341,965
Qatar Electricity & Water Co. QSC	56,331	2,784,643
Qatar Gas Transport Co., Ltd.	382,962	1,903,635
Qatar International Islamic Bank QSC	46,009	803,618

38

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Qatar Islamic Bank SAQ	131,821	5,499,103
Qatar National Bank SAQ	492,445	26,980,509
Qatar Navigation QSC	65,386	1,239,034
United Development Co. QSC	217,695	842,980
Vodafone Qatar QSC *	382,962	870,834
		63,027,352

Russia 4.1%
Aeroflot-Russian Airlines PJSC *	663,433	1,133,591
ALROSA PAO *	2,799,995	4,166,589
E.ON Russia JSC *	22,550,758	927,941
Federal Grid Co. Unified Energy System PJSC *	363,856,411	843,419
Gazprom PAO ADR	5,894,452	28,057,591
Gazprom PJSC	1	2
Inter RAO PJSC *	38,775,347	2,371,617
LUKOIL PJSC	521,624	38,144,522
Magnit PJSC	83,410	4,360,330
Magnitogorsk Iron & Steel Works OJSC *	2,460,802	1,720,293
MMC Norilsk Nickel PJSC	51,139	9,729,414
Mobile TeleSystems PJSC	1,056,814	3,907,461
Moscow Exchange MICEX-RTS PJSC *	1,846,051	2,468,294
NovaTek PJSC	1,192,316	20,073,613
Novolipetsk Steel AO *	1,057,446	2,501,134
PhosAgro PJSC	27,560	1,067,370
Polyus PJSC GDR	46,012	1,635,727
Rosneft Oil Co. PJSC	1,199,038	7,577,208
Rostelecom PJSC	975,787	1,038,712
RusHydro PJSC *	146,713,443	1,105,779
RussNeft PJSC *	72,092	594,589
Safmar Financial Investment	68,240	596,861
Sberbank of Russia PJSC	11,166,560	32,355,967
Severstal PJSC	234,939	3,518,514
Sistema PJSC	5,483,072	701,756
Surgutneftegas PJSC	8,933,361	3,649,269
Tatneft PJSC	1,687,568	17,963,925
TMK PJSC *	751,633	618,011
Uralkali PJSC *	206,025	258,483
VTB Bank PJSC GDR	1,990,683	2,480,391
		195,568,373

South Africa 7.6%
Absa Group Ltd.	784,515	8,712,904
AECI Ltd.	118,140	775,317
African Rainbow Minerals Ltd.	113,029	985,746
Anglo American Platinum Ltd.	66,580	2,136,706
AngloGold Ashanti Ltd.	452,589	4,541,149
Aspen Pharmacare Holdings Ltd.	414,535	4,396,993
Assore Ltd.	43,508	865,155
Attacq Ltd.	540,624	575,080
AVI Ltd.	411,398	2,957,111
Barloworld Ltd.	240,558	1,995,246
Bid Corp., Ltd.	370,364	6,841,968
Brait SE *	399,143	949,049
Capitec Bank Holdings Ltd.	61,155	4,851,384
Clicks Group Ltd.	279,954	3,791,404
Coronation Fund Managers Ltd.	347,204	1,118,264
Curro Holdings Ltd. *	113,306	207,471
Dis-Chem Pharmacies Ltd.	439,080	1,022,475
Discovery Ltd.	376,441	4,178,078
Exxaro Resources Ltd.	300,590	2,800,557
Famous Brands Ltd. *	61,767	467,721
FirstRand Ltd.	3,562,558	17,162,454
Fortress REIT Ltd., Class A	904,495	1,106,300
Fortress REIT Ltd., Class B	1,097,305	1,123,716
Gold Fields Ltd.	896,531	2,609,501
Growthpoint Properties Ltd.	3,304,261	5,628,533
Security	Number of Shares	Value ($)
Harmony Gold Mining Co., Ltd.	377,081	567,542
Hyprop Investments Ltd.	353,658	2,275,042
Impala Platinum Holdings Ltd. *	766,594	1,824,401
Imperial Holdings Ltd.	180,606	827,209
Investec Ltd.	336,017	2,027,310
JSE Ltd.	112,321	1,341,331
KAP Industrial Holdings Ltd.	2,104,806	1,244,706
Kumba Iron Ore Ltd.	59,489	1,062,125
Liberty Holdings Ltd.	143,954	1,110,832
Life Healthcare Group Holdings Ltd.	1,579,119	2,960,937
MAS Real Estate, Inc.	257,564	372,426
Massmart Holdings Ltd.	120,791	915,106
MMI Holdings Ltd. *	1,173,157	1,464,516
Mondi Ltd.	131,553	2,893,621
Motus Holdings Ltd. *	180,606	1,133,163
Mr Price Group Ltd.	270,761	4,706,111
MTN Group Ltd.	1,988,720	12,532,181
Nampak Ltd. *	714,377	736,208
Naspers Ltd., N Shares	476,241	94,896,160
Nedbank Group Ltd.	415,155	7,958,341
NEPI Rockcastle plc	396,383	3,144,479
Netcare Ltd.	1,624,266	2,998,735
Northam Platinum Ltd. *	449,662	1,308,167
Old Mutual Ltd.	5,371,510	8,960,103
Omnia Holdings Ltd.	74,518	439,329
Pepkor Holdings Ltd. *	839,892	1,285,316
Pick n Pay Stores Ltd.	409,743	2,171,900
Pioneer Foods Group Ltd.	180,710	1,107,751
PSG Group Ltd.	170,799	2,894,637
Rand Merchant Investment Holdings Ltd.	832,266	2,157,755
Redefine Properties Ltd.	6,312,062	4,365,468
Remgro Ltd.	562,219	8,175,667
Resilient REIT Ltd.	311,484	1,352,525
Reunert Ltd.	227,968	1,206,075
RMB Holdings Ltd.	741,358	4,183,096
Sanlam Ltd.	1,885,885	10,449,296
Santam Ltd.	32,224	736,681
Sappi Ltd.	623,212	3,403,649
Sasol Ltd.	589,254	17,265,094
Shoprite Holdings Ltd.	484,145	6,883,911
Sibanye Gold Ltd. *	2,187,946	1,341,209
Standard Bank Group Ltd.	1,418,490	17,921,591
Super Group Ltd. *	377,245	1,019,136
Telkom S.A. SOC Ltd.	359,289	1,469,415
The Bidvest Group Ltd.	384,508	5,692,923
The Foschini Group Ltd.	243,853	3,073,871
The SPAR Group Ltd.	214,991	3,035,340
Tiger Brands Ltd.	180,140	3,481,657
Tongaat Hulett Ltd.	127,475	628,354
Truworths International Ltd.	491,087	3,108,108
Tsogo Sun Holdings Ltd.	890,629	1,359,749
Vodacom Group Ltd.	648,120	5,865,974
Vukile Property Fund Ltd.	573,400	880,802
Woolworths Holdings Ltd.	1,087,585	4,392,302
		362,409,615

Taiwan 12.8%
Acer, Inc. *	3,262,086	2,107,544
Advantech Co., Ltd.	414,256	3,140,392
ASE Technology Holding Co.,Ltd. *	3,688,120	7,471,671
Asia Cement Corp.	2,658,286	2,908,438
Asustek Computer, Inc.	771,426	5,459,827
AU Optronics Corp. ADR (a)	975,944	4,050,168
Capital Securities Corp.	2,561,644	780,931
Catcher Technology Co., Ltd.	800,224	6,871,719
Cathay Financial Holding Co., Ltd.	8,823,189	13,907,304
Chailease Holding Co., Ltd.	1,175,000	3,665,974
Chang Hwa Commercial Bank Ltd.	7,339,999	4,170,251

39

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cheng Shin Rubber Industry Co., Ltd.	2,262,277	3,121,496
Chicony Electronics Co., Ltd.	637,951	1,248,915
China Airlines Ltd.	3,514,872	1,255,250
China Development Financial Holding Corp.	15,799,308	5,129,396
China Life Insurance Co., Ltd.	2,875,497	2,730,656
China Motor Corp.	958,000	716,910
China Steel Corp.	13,762,956	10,723,859
Chunghwa Telecom Co., Ltd. ADR	422,221	14,663,735
Compal Electronics, Inc.	4,720,638	2,697,376
CTBC Financial Holding Co., Ltd.	19,784,792	13,135,691
Delta Electronics, Inc.	2,475,148	10,446,544
E.Sun Financial Holding Co., Ltd.	11,283,422	7,619,602
Eclat Textile Co., Ltd.	210,510	2,644,916
Epistar Corp.	1,080,828	949,187
Eternal Materials Co., Ltd.	1,603,213	1,249,196
Eva Airways Corp.	2,835,678	1,482,214
Evergreen Marine Corp., Ltd.	2,940,037	1,112,005
Far Eastern International Bank	3,601,856	1,198,611
Far Eastern New Century Corp.	4,607,799	4,256,023
Far EasTone Telecommunications Co., Ltd.	1,748,280	4,115,069
Feng Hsin Steel Co., Ltd.	500,000	956,122
Feng TAY Enterprise Co., Ltd.	367,200	2,336,613
First Financial Holding Co., Ltd.	11,236,632	7,277,919
Formosa Chemicals & Fibre Corp.	3,775,008	13,052,558
Formosa Petrochemical Corp.	1,557,660	5,638,657
Formosa Plastics Corp.	5,399,560	17,530,185
Formosa Taffeta Co., Ltd.	1,252,000	1,365,752
Foxconn Technology Co., Ltd.	1,133,315	2,288,596
Fubon Financial Holding Co., Ltd.	8,040,114	12,738,262
Giant Manufacturing Co., Ltd.	345,752	1,605,199
Globalwafers Co., Ltd.	220,451	2,619,517
Hon Hai Precision Industry Co., Ltd.	13,241,092	30,908,706
HTC Corp. *	853,778	1,262,587
Hua Nan Financial Holdings Co., Ltd.	9,544,521	5,438,253
Innolux Corp.	9,390,029	3,124,776
Inventec Corp.	3,346,145	2,400,851
Largan Precision Co., Ltd.	112,756	12,336,663
Lite-On Technology Corp.	2,591,107	3,440,621
MediaTek, Inc.	1,636,713	12,620,143
Mega Financial Holding Co., Ltd.	11,971,901	9,950,186
Nan Ya Plastics Corp.	6,204,816	14,967,382
Nanya Technology Corp.	825,000	1,633,849
Novatek Microelectronics Corp.	648,608	2,737,498
OBI Pharma, Inc. *	199,666	946,423
Oriental Union Chemical Corp.	764,000	637,462
Pegatron Corp.	2,227,657	3,782,493
Pou Chen Corp.	2,953,792	3,212,572
President Chain Store Corp.	604,400	6,239,930
Quanta Computer, Inc.	2,946,000	4,777,452
Realtek Semiconductor Corp.	515,336	2,367,419
Shin Kong Financial Holding Co., Ltd.	10,192,843	3,458,118
SinoPac Financial Holdings Co., Ltd.	11,444,699	3,957,146
Synnex Technology International Corp.	1,702,956	2,004,193
Taishin Financial Holding Co., Ltd.	11,076,607	4,872,750
Taiwan Business Bank	4,739,576	1,623,380
Taiwan Cement Corp.	4,908,770	5,498,192
Taiwan Cooperative Financial Holding Co., Ltd.	10,271,652	5,969,273
Taiwan Fertilizer Co., Ltd.	1,074,508	1,541,914
Taiwan Glass Industry Corp.	2,017,311	907,091
Taiwan High Speed Rail Corp.	2,518,000	2,526,052
Taiwan Mobile Co., Ltd.	1,739,524	6,155,808
Taiwan Secom Co., Ltd.	365,000	1,046,361
Taiwan Semiconductor Manufacturing Co., Ltd.	26,829,500	196,420,702
Teco Electric & Machinery Co., Ltd.	2,170,000	1,208,237
TPK Holding Co., Ltd.	271,000	465,429
Transcend Information, Inc.	430,000	952,096
Security	Number of Shares	Value ($)
Uni-President Enterprises Corp.	5,256,676	12,321,868
Unimicron Technology Corp.	1,626,348	1,116,740
United Microelectronics Corp. ADR	2,775,873	5,052,089
Vanguard International Semiconductor Corp.	1,082,000	2,276,305
Walsin Lihwa Corp.	3,144,000	1,883,246
Walsin Technology Corp.	523,000	3,183,692
Wistron Corp.	3,425,080	2,173,930
Yageo Corp.	425,000	5,105,271
Yuanta Financial Holding Co., Ltd.	12,616,700	6,430,927
Yulon Motor Co., Ltd.	1,288,192	752,803
		614,129,129

Thailand 3.7%
Advanced Info Service PCL NVDR	1,244,000	6,751,927
Airports of Thailand PCL NVDR	4,781,000	9,267,617
Bangkok Bank PCL NVDR	486,900	3,079,444
Bangkok Dusit Medical Services PCL NVDR	10,007,800	8,140,134
Bangkok Expressway & Metro PCL NVDR	8,641,982	2,325,550
Bangkok Life Assurance PCL NVDR	586,100	552,462
Banpu PCL NVDR	5,179,500	2,661,605
Berli Jucker PCL NVDR	1,195,250	1,917,125
BTS Group Holdings PCL NVDR	8,451,500	2,428,481
Bumrungrad Hospital PCL NVDR	359,700	2,078,084
Central Pattana PCL NVDR	2,711,200	6,244,725
Charoen Pokphand Foods PCL NVDR	3,691,800	2,806,385
CP ALL PCL NVDR	5,809,700	12,056,618
Delta Electronics Thailand PCL NVDR	510,600	1,082,914
Electricity Generating PCL NVDR	263,300	1,921,460
Energy Absolute PCL NVDR	1,849,697	2,699,672
Glow Energy PCL NVDR	508,500	1,345,177
Gulf Energy Development PCL NVDR	515,432	1,187,198
Home Product Center PCL NVDR	6,262,319	2,894,329
Indorama Ventures PCL NVDR	2,064,800	3,390,322
Intouch Holdings PCL NVDR	2,110,700	3,176,880
IRPC PCL NVDR	11,557,400	2,143,676
Kasikornbank PCL NVDR	2,275,900	13,390,700
Krung Thai Bank PCL NVDR	7,526,600	4,622,952
Land & Houses PCL NVDR	8,076,900	2,480,477
Minor International PCL NVDR	3,848,280	4,241,738
PTT Exploration & Production PCL NVDR	1,481,604	5,946,689
PTT Global Chemical PCL NVDR	2,285,814	5,456,067
PTT PCL NVDR	15,939,600	23,870,021
Ratchaburi Electricity Generating Holding PCL NVDR	1,005,900	1,521,658
Siam City Cement PCL NVDR	112,600	808,015
Thai Airways International PCL NVDR *	1,224,000	535,936
Thai Oil PCL NVDR	1,195,400	2,762,460
Thai Union Group PCL NVDR	3,728,400	1,995,282
The Siam Cement PCL NVDR	913,200	12,273,186
The Siam Commercial Bank PCL NVDR	2,627,800	11,106,475
TMB Bank PCL NVDR	23,940,800	1,688,868
Total Access Communication PCL NVDR	824,200	1,202,937
True Corp. PCL NVDR	11,533,966	2,051,652
		176,106,898

Turkey 0.9%
Akbank T.A.S.	2,290,981	3,343,064
Anadolu Efes Biracilik Ve Malt Sanayii A/S	255,450	1,028,739
Arcelik A/S	227,699	678,410
Aselsan Elektronik Sanayi Ve Ticaret A/S	181,596	923,660
BIM Birlesik Magazalar A/S	255,739	4,116,690
Coca-Cola Icecek A/S	64,023	356,378
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,947,383	600,981
Enerjisa Enerji A/S	402,608	381,950

40

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Enka Insaat ve Sanayi A/S	599,579	535,690
Eregli Demir ve Celik Fabrikalari T.A.S.	1,586,511	2,293,926
Ford Otomotiv Sanayi A/S	64,638	665,546
Haci Omer Sabanci Holding A/S	1,162,697	1,822,892
KOC Holding A/S	883,810	2,589,463
Koza Altin Isletmeleri A/S *	51,040	510,949
Petkim Petrokimya Holding A/S	772,194	779,645
Soda Sanayii	439,080	598,059
TAV Havalimanlari Holding A/S	195,151	871,411
Tekfen Holding A/S	130,573	498,478
Tofas Turk Otomobil Fabrikasi A/S	173,176	640,006
Tupras-Turkiye Petrol Rafinerileri A/S	137,114	3,262,411
Turk Hava Yollari Anonim Ortakligi *	719,997	2,331,708
Turk Telekomunikasyon A/S *	473,617	352,776
Turkcell Iletisim Hizmetleri A/S	1,200,071	2,901,102
Turkiye Garanti Bankasi A/S	2,438,256	3,841,309
Turkiye Halk Bankasi A/S	641,276	880,795
Turkiye Is Bankasi A/S, C Shares	1,614,321	1,310,068
Turkiye Sise ve Cam Fabrikalari A/S	702,502	673,147
Turkiye Vakiflar Bankasi T.A.O., Class D	1,372,530	1,048,481
Ulker Biskuvi Sanayi A/S *	173,176	514,644
Yapi ve Kredi Bankasi A/S *	1,775,795	585,239
		40,937,617

United Arab Emirates 0.9%
Abu Dhabi Commercial Bank PJSC	2,353,232	5,029,163
Abu Dhabi National Oil Co. for Distribution PJSC	1,125,504	710,880
Air Arabia PJSC	2,118,377	588,254
Al Waha Capital PJSC	540,869	247,379
Aldar Properties PJSC	4,172,854	1,817,668
Arabtec Holding PJSC	824,214	451,022
DAMAC Properties Dubai Co. PJSC	1,638,879	834,353
Dana Gas PJSC	4,112,824	1,030,123
Deyaar Development PJSC *	2,888,183	314,518
DP World Ltd.	177,565	2,904,963
Dubai Financial Market PJSC	2,265,182	511,850
Dubai Investments PJSC	2,438,342	896,169
Dubai Islamic Bank PJSC	1,845,513	2,632,751
DXB Entertainments PJSC *	2,822,972	211,349
Emaar Development PJSC	872,540	1,175,850
Emaar Malls PJSC	2,839,443	1,391,448
Emaar Properties PJSC	3,918,288	4,800,320
Emirates Telecommunications Group Co. PJSC	1,862,976	8,429,457
First Abu Dhabi Bank PJSC	3,103,322	11,490,187
		45,467,704
Total Common Stock
(Cost $4,473,356,512)		4,657,694,153

Preferred Stock 2.7% of net assets

Brazil 2.4%
Alpargatas S.A.	180,620	759,809
Azul S.A. *	173,926	1,559,355
Banco Bradesco S.A.	3,660,244	36,330,387
Banco do Estado do Rio Grande do Sul S.A., Class B	213,606	1,203,422
Bradespar S.A.	250,309	2,052,963
Braskem S.A., A Shares	211,949	2,963,610
Centrais Eletricas Brasileiras S.A., B Shares *	274,589	2,006,906
Cia Brasileira de Distribuicao	175,600	3,780,013
Cia de Transmissao de Energia Electrica Paulista	49,150	915,189
Security	Number of Shares	Value ($)
Companhia Energetica de Minas Gerais	1,234,339	4,048,841
Companhia Paranaense de Energia - Copel, B Shares	129,420	1,085,514
Gerdau S.A.	1,138,729	4,549,273
Itausa - Investimentos Itau S.A.	4,812,415	15,326,004
Lojas Americanas S.A.	856,213	4,355,311
Petroleo Brasileiro S.A.	4,384,758	28,810,762
Telefonica Brasil S.A.	464,711	5,518,053
Usinas Siderurgicas de Minas Gerais S.A., A Shares	440,501	1,062,941
		116,328,353

Chile 0.0%
Embotelladora Andina S.A., B Shares	197,044	694,785

Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	4,864,380	1,554,934
Grupo de Inversiones Suramericana S.A.	77,321	730,262
		2,285,196

Russia 0.2%
Surgutneftegas PJSC	9,400,583	5,300,359
Tatneft PJSC	200,871	1,524,403
Transneft PJSC	1,471	3,853,678
		10,678,440

Taiwan 0.0%
Taishin Financial Holding Co., Ltd. (b)	219,409	380,385
Total Preferred Stock
(Cost $108,411,683)		130,367,159

Rights 0.0% of net assets

Brazil 0.0%
Energisa S.A. expires 12/13/18 *	7,313	6,228

China 0.0%
Fosun International Ltd. expires 12/05/18 *(b)	5,913	—
Total Rights
(Cost $—)		6,228

Warrants 0.0% of net assets

Thailand 0.0%
BTS Group Holdings PCL NVDR expires 11/29/19 *(b)	1,057,722	4,502
Total Warrants
(Cost $—)		4,502

Other Investment Companies 0.7% of net assets

United States 0.7%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (c)	8,173,004	8,173,004

41

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 2.13% (c)	26,237,157	26,237,157
Total Other Investment Companies
(Cost $34,410,161)		34,410,161

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 12/21/18	169	8,446,620	265,158
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,050,740.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
DVR –	Differential Voting Rights
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,460,045,737	$—	$—	$2,460,045,737
China	1,617,304,893	—	— *	1,617,304,893
Greece	15,486,025	—	41,117	15,527,142
India	563,998,676	—	817,705	564,816,381
Preferred Stock[1]	129,986,774	—	—	129,986,774
Taiwan	—	—	380,385	380,385
Rights [1]	6,228	—	—	6,228
China	—	—	— *	—
Warrants [1]
Thailand	—	—	4,502	4,502
Other Investment Companies[1]	34,410,161	—	—	34,410,161
Futures Contracts[2]	265,158	—	—	265,158
Total	$4,821,503,652	$—	$1,243,709	$4,822,747,361
*	Level 3 amount shown includes securities determined to have no value at November 30, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
42

Schwab International Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
43

Schwab International Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451NOV18
44

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Adient plc	40,916	968,891
American Axle & Manufacturing Holdings, Inc. *	46,229	575,551
Aptiv plc	123,422	8,874,042
Autoliv, Inc.	39,920	3,429,527
BorgWarner, Inc.	94,052	3,722,578
Cooper Tire & Rubber Co.	24,276	830,239
Cooper-Standard Holding, Inc. *	8,249	603,167
Dana, Inc.	67,685	982,109
Delphi Technologies plc	40,994	700,587
Dorman Products, Inc. *	13,755	1,208,514
Ford Motor Co.	1,821,341	17,138,819
Fox Factory Holding Corp. *	19,072	1,215,077
Garrett Motion, Inc. *	34,240	393,760
General Motors Co.	611,805	23,218,000
Gentex Corp.	120,881	2,722,240
Gentherm, Inc. *	16,341	758,713
Harley-Davidson, Inc.	79,066	3,343,701
Horizon Global Corp. *	17,312	34,624
LCI Industries	11,490	889,096
Lear Corp.	30,407	4,142,954
Modine Manufacturing Co. *	26,844	350,314
Motorcar Parts of America, Inc. *	11,152	200,178
Standard Motor Products, Inc.	11,297	595,013
Stoneridge, Inc. *	11,878	317,737
Superior Industries International, Inc.	8,364	61,559
Tenneco, Inc., Class A	24,188	816,345
Tesla, Inc. *	62,891	22,042,038
The Goodyear Tire & Rubber Co.	113,499	2,628,637
Thor Industries, Inc.	22,740	1,541,999
Tower International, Inc.	9,606	270,121
Veoneer, Inc. *(a)	39,810	1,283,873
Visteon Corp. *	14,380	1,061,532
Winnebago Industries, Inc.	14,070	352,172
		107,273,707

Banks 6.3%
1st Source Corp.	10,298	498,011
Access National Corp.	4,432	117,182
Ameris Bancorp	19,654	841,781
Arrow Financial Corp.	5,584	194,156
Associated Banc-Corp.	83,228	1,928,393
Axos Financial, Inc. *	24,552	766,022
Banc of California, Inc.	15,067	259,152
BancFirst Corp.	8,998	502,268
BancorpSouth Bank	39,750	1,223,902
Bank of America Corp.	4,338,736	123,220,102
Bank of Hawaii Corp.	19,740	1,574,265
Bank OZK	57,206	1,550,283
BankUnited, Inc.	52,573	1,815,871
Banner Corp.	16,648	998,880
BB&T Corp.	362,177	18,507,245
Security	Number of Shares	Value ($)
Beneficial Bancorp, Inc.	37,430	579,416
Berkshire Hills Bancorp, Inc.	16,228	554,186
BOK Financial Corp.	15,372	1,295,860
Boston Private Financial Holdings, Inc.	48,070	610,008
Bridge Bancorp, Inc.	8,455	249,592
Brookline Bancorp, Inc.	35,562	550,500
Bryn Mawr Bank Corp.	11,072	435,351
Byline Bancorp, Inc. *	7,166	148,623
Cadence BanCorp	27,861	571,429
Camden National Corp.	7,026	290,525
Capitol Federal Financial, Inc.	67,728	950,901
Carolina Financial Corp.	6,859	235,675
Cathay General Bancorp	34,812	1,377,511
CBTX, Inc.	7,056	243,361
CenterState Bank Corp.	32,156	804,222
Central Pacific Financial Corp.	16,336	458,061
Chemical Financial Corp.	34,597	1,632,978
CIT Group, Inc.	54,281	2,520,267
Citigroup, Inc.	1,175,139	76,137,256
Citizens Financial Group, Inc.	222,657	8,095,809
City Holding Co.	7,896	605,860
Columbia Banking System, Inc.	33,806	1,375,228
Columbia Financial, Inc. *	23,396	368,721
Comerica, Inc.	75,231	5,956,791
Commerce Bancshares, Inc.	47,677	3,004,627
Community Bank System, Inc.	25,059	1,645,374
Community Trust Bancorp, Inc.	9,714	448,884
ConnectOne Bancorp, Inc.	12,111	243,916
Cullen/Frost Bankers, Inc.	29,033	2,912,591
Customers Bancorp, Inc. *	17,128	334,167
CVB Financial Corp.	45,430	1,055,793
Dime Community Bancshares, Inc.	14,512	264,844
Eagle Bancorp, Inc. *	15,344	884,428
East West Bancorp, Inc.	67,116	3,603,458
Enterprise Financial Services Corp.	13,492	602,957
Equity Bancshares, Inc., Class A *	5,431	205,129
Essent Group Ltd. *	45,608	1,758,644
F.N.B. Corp.	142,347	1,745,174
FB Financial Corp.	6,101	235,804
FCB Financial Holdings, Inc., Class A *	19,846	786,695
Federal Agricultural Mortgage Corp., Class C	4,020	265,561
Fidelity Southern Corp.	5,332	126,528
Fifth Third Bancorp	310,548	8,673,606
Financial Institutions, Inc.	4,032	121,283
First Bancorp (North Carolina)	12,318	492,966
First BanCorp (Puerto Rico)	96,119	869,877
First Busey Corp.	23,836	683,855
First Citizens BancShares, Inc., Class A	4,456	1,913,718
First Commonwealth Financial Corp.	51,499	717,896
First Community Bankshares, Inc.	5,926	206,047
First Defiance Financial Corp.	7,599	214,140
First Financial Bancorp	50,033	1,396,921
First Financial Bankshares, Inc. (a)	29,729	1,947,844
First Financial Corp.	4,633	216,315
First Foundation, Inc. *	17,441	279,230
First Hawaiian, Inc.	41,835	1,088,547

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Horizon National Corp.	150,861	2,487,698
First Interstate BancSystem, Inc., Class A	12,392	538,185
First Merchants Corp.	20,265	851,941
First Midwest Bancorp, Inc.	44,620	1,052,586
First Republic Bank	75,826	7,518,148
Flagstar Bancorp, Inc. *	12,957	420,455
Flushing Financial Corp.	17,928	418,977
Fulton Financial Corp.	87,201	1,518,169
German American Bancorp, Inc.	8,813	277,962
Glacier Bancorp, Inc.	37,887	1,789,024
Great Southern Bancorp, Inc.	4,157	225,642
Great Western Bancorp, Inc.	29,005	1,082,467
Green Bancorp, Inc.	11,077	225,306
Guaranty Bancorp	10,584	271,056
Hancock Whitney Corp.	38,182	1,535,680
Hanmi Financial Corp.	16,648	373,581
HarborOne Bancorp, Inc. *	12,978	230,100
Heartland Financial USA, Inc.	12,346	675,326
Heritage Commerce Corp.	8,264	118,093
Heritage Financial Corp.	14,023	490,384
Hilltop Holdings, Inc.	28,496	556,812
Home BancShares, Inc.	76,298	1,496,204
HomeStreet, Inc. *	10,750	286,165
HomeTrust Bancshares, Inc.	4,632	120,386
Hope Bancorp, Inc.	59,733	907,942
Horizon Bancorp, Inc.	15,217	264,776
Huntington Bancshares, Inc.	522,518	7,623,538
IBERIABANK Corp.	26,328	1,968,018
Independent Bank Corp.	14,279	1,147,603
Independent Bank Group, Inc.	10,565	604,529
International Bancshares Corp.	28,488	1,093,654
Investors Bancorp, Inc.	125,759	1,544,321
JPMorgan Chase & Co.	1,569,295	174,489,911
Kearny Financial Corp.	36,667	485,471
KeyCorp	489,141	8,970,846
Lakeland Bancorp, Inc.	16,483	272,464
Lakeland Financial Corp.	12,990	601,437
LegacyTexas Financial Group, Inc.	20,545	797,351
LendingTree, Inc. *	3,508	913,273
Live Oak Bancshares, Inc.	14,341	256,847
M&T Bank Corp.	67,753	11,450,935
MB Financial, Inc.	40,862	1,874,749
Mercantile Bank Corp.	8,152	260,375
Merchants Bancorp	4,697	112,211
Meridian Bancorp, Inc.	33,456	547,006
Meta Financial Group, Inc.	14,190	324,383
MGIC Investment Corp. *	168,925	1,978,112
Midland States Bancorp, Inc.	5,826	151,185
Mr Cooper Group, Inc. *	13,896	210,246
National Bank Holdings Corp., Class A	9,054	337,080
National Commerce Corp. *	6,671	275,779
NBT Bancorp, Inc.	22,665	883,255
New York Community Bancorp, Inc.	227,846	2,422,003
Nicolet Bankshares, Inc. *	2,200	114,290
NMI Holdings, Inc., Class A *	29,938	584,989
Northfield Bancorp, Inc.	23,979	337,864
Northwest Bancshares, Inc.	51,609	925,349
OceanFirst Financial Corp.	21,622	557,199
Ocwen Financial Corp. *	62,480	131,833
OFG Bancorp	19,911	361,982
Old National Bancorp	66,228	1,240,450
Opus Bank	9,279	200,426
Origin Bancorp, Inc.	3,236	120,962
Oritani Financial Corp.	17,410	271,422
Pacific Premier Bancorp, Inc. *	20,098	620,425
PacWest Bancorp	57,344	2,307,523
Park National Corp.	6,693	640,052
Peapack Gladstone Financial Corp.	3,500	100,135
People's United Financial, Inc.	168,322	2,837,909
Security	Number of Shares	Value ($)
People's Utah Bancorp	6,195	200,160
Peoples Bancorp, Inc.	7,365	257,038
Peoples Financial Services Corp.	2,567	109,123
Pinnacle Financial Partners, Inc.	32,619	1,870,700
Popular, Inc.	46,212	2,606,357
Preferred Bank	8,065	413,089
Prosperity Bancshares, Inc.	32,034	2,222,839
Provident Financial Services, Inc.	31,584	811,077
QCR Holdings, Inc.	5,956	219,479
Radian Group, Inc.	94,762	1,743,621
Regions Financial Corp.	480,479	7,903,880
Renasant Corp.	20,683	755,964
Republic Bancorp, Inc., Class A	2,695	116,613
S&T Bancorp, Inc.	18,091	764,707
Sandy Spring Bancorp, Inc.	14,503	522,398
Seacoast Banking Corp. of Florida *	23,784	689,736
ServisFirst Bancshares, Inc.	20,655	813,187
Signature Bank	26,079	3,216,323
Simmons First National Corp., Class A	42,438	1,247,677
South State Corp.	16,866	1,223,797
Southside Bancshares, Inc.	17,447	595,466
State Bank Financial Corp.	21,011	506,365
Sterling Bancorp	99,742	1,925,021
Sterling Bancorp, Inc.	9,488	79,984
Stock Yards Bancorp, Inc.	8,749	274,281
SunTrust Banks, Inc.	215,807	13,528,941
SVB Financial Group *	24,970	6,362,606
Synovus Financial Corp.	56,787	2,147,116
TCF Financial Corp.	79,208	1,781,388
Texas Capital Bancshares, Inc. *	22,170	1,322,662
TFS Financial Corp.	28,416	455,224
The Bancorp, Inc. *	30,200	300,490
The First of Long Island Corp.	15,275	330,245
The PNC Financial Services Group, Inc.	217,215	29,493,453
Tompkins Financial Corp.	6,710	548,677
Towne Bank	34,217	978,948
TriCo Bancshares	13,497	518,960
TriState Capital Holdings, Inc. *	10,604	266,266
Triumph Bancorp, Inc. *	9,382	359,143
TrustCo Bank Corp.	39,610	312,523
Trustmark Corp.	31,584	1,021,427
U.S. Bancorp	716,874	39,040,958
UMB Financial Corp.	19,092	1,291,956
Umpqua Holdings Corp.	104,632	2,013,120
Union Bankshares Corp.	27,075	958,455
United Bankshares, Inc.	51,956	1,879,249
United Community Banks, Inc.	31,940	825,649
United Financial Bancorp, Inc.	23,980	392,792
Univest Corp. of Pennsylvania	16,996	433,398
Valley National Bancorp	142,705	1,544,068
Veritex Holdings, Inc. *	8,904	228,744
Walker & Dunlop, Inc.	14,765	697,351
Washington Federal, Inc.	42,929	1,236,784
Washington Trust Bancorp, Inc.	9,614	505,696
Waterstone Financial, Inc.	7,232	121,208
Webster Financial Corp.	41,961	2,524,793
Wells Fargo & Co.	2,023,068	109,812,131
WesBanco, Inc.	24,537	1,066,869
Westamerica Bancorp	14,118	892,258
Western Alliance Bancorp *	44,295	2,076,107
Wintrust Financial Corp.	25,341	1,960,126
WSFS Financial Corp.	12,990	546,489
Zions Bancorp NA	91,472	4,451,028
		822,991,100

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 6.9%
3M Co.	273,636	56,894,397
A.O. Smith Corp.	65,098	3,084,343
AAON, Inc.	17,213	653,233
AAR Corp.	15,792	689,952
Actuant Corp., Class A	30,163	772,173
Acuity Brands, Inc.	18,766	2,439,955
Advanced Drainage Systems, Inc.	20,750	565,853
AECOM *	72,678	2,337,325
Aegion Corp. *	17,834	340,629
Aerojet Rocketdyne Holdings, Inc. *	34,164	1,202,914
Aerovironment, Inc. *	9,964	763,242
AGCO Corp.	31,575	1,884,396
Air Lease Corp.	42,413	1,648,169
Aircastle Ltd.	28,720	535,628
Alamo Group, Inc.	5,068	419,681
Albany International Corp., Class A	14,029	1,015,138
Allegion plc	43,335	3,969,053
Allison Transmission Holdings, Inc.	56,635	2,668,075
Altra Industrial Motion Corp.	29,688	936,656
Ameresco, Inc., Class A *	10,351	162,718
American Railcar Industries, Inc.	3,122	219,383
American Woodmark Corp. *	6,590	440,805
AMETEK, Inc.	106,596	7,827,344
Apogee Enterprises, Inc.	14,232	518,756
Applied Industrial Technologies, Inc.	17,985	1,173,162
Arconic, Inc.	197,868	4,250,205
Arcosa, Inc. *	23,034	629,750
Argan, Inc.	6,559	285,120
Armstrong Flooring, Inc. *	9,176	143,513
Armstrong World Industries, Inc. *	22,623	1,515,515
Astec Industries, Inc.	10,638	379,457
Astronics Corp. *	11,305	366,960
Atkore International Group, Inc. *	22,004	449,322
Axon Enterprise, Inc. *	26,681	1,159,823
AZZ, Inc.	13,454	642,294
Babcock & Wilcox Enterprises, Inc. *	150,425	133,216
Barnes Group, Inc.	22,019	1,322,241
Beacon Roofing Supply, Inc. *	32,178	1,121,725
BMC Stock Holdings, Inc. *	31,104	529,079
Briggs & Stratton Corp.	19,981	298,117
Builders FirstSource, Inc. *	51,564	697,661
BWX Technologies, Inc.	46,556	2,105,262
CAI International, Inc. *	6,032	147,844
Carlisle Cos., Inc.	27,636	2,916,151
Caterpillar, Inc.	277,405	37,635,536
Chart Industries, Inc. *	14,611	928,675
CIRCOR International, Inc. *	9,360	309,816
Colfax Corp. *	45,355	1,131,154
Columbus McKinnon Corp.	10,433	363,068
Comfort Systems USA, Inc.	16,104	848,037
Continental Building Products, Inc. *	17,419	497,835
Crane Co.	23,688	2,045,933
CSW Industrials, Inc. *	8,952	474,187
Cubic Corp.	11,114	680,066
Cummins, Inc.	70,441	10,640,817
Curtiss-Wright Corp.	19,740	2,179,296
Deere & Co.	150,133	23,252,599
Donaldson Co., Inc.	61,283	3,434,299
Douglas Dynamics, Inc.	7,983	297,526
Dover Corp.	69,615	5,909,617
DXP Enterprises, Inc. *	7,176	259,986
Dycom Industries, Inc. *	14,077	932,742
Eaton Corp. plc	202,291	15,564,270
EMCOR Group, Inc.	27,636	2,013,559
Emerson Electric Co.	293,298	19,803,481
Encore Wire Corp.	8,367	418,015
Energy Recovery, Inc. *(a)	15,143	123,718
Security	Number of Shares	Value ($)
EnerSys	19,934	1,741,634
Engility Holdings, Inc. *	7,914	247,471
EnPro Industries, Inc.	9,904	697,044
ESCO Technologies, Inc.	13,429	943,790
Esterline Technologies Corp. *	12,213	1,450,050
Evoqua Water Technologies Corp. *	27,719	253,352
Fastenal Co.	134,627	7,977,996
Federal Signal Corp.	27,682	649,420
Flowserve Corp.	60,711	2,945,091
Fluor Corp.	67,950	2,781,194
Fortive Corp.	143,170	10,890,942
Fortune Brands Home & Security, Inc.	67,616	2,961,581
Foundation Building Materials, Inc. *	8,483	82,964
Franklin Electric Co., Inc.	17,036	770,879
Gardner Denver Holdings, Inc. *	59,904	1,482,624
Gates Industrial Corp. plc *	17,465	257,259
GATX Corp.	17,187	1,435,286
Generac Holdings, Inc. *	27,930	1,589,776
General Dynamics Corp.	130,214	24,075,266
General Electric Co.	4,051,151	30,383,633
Gibraltar Industries, Inc. *	16,720	604,595
Global Brass & Copper Holdings, Inc.	8,090	261,873
GMS, Inc. *	17,284	324,766
Graco, Inc.	79,934	3,521,093
GrafTech International Ltd.	29,371	464,356
Graham Corp.	5,089	126,818
Granite Construction, Inc.	22,037	1,115,733
Great Lakes Dredge & Dock Corp. *	25,378	188,051
Griffon Corp.	13,862	168,562
H&E Equipment Services, Inc.	14,004	310,189
Harris Corp.	54,731	7,823,796
Harsco Corp. *	39,032	1,044,106
HD Supply Holdings, Inc. *	85,972	3,430,283
HEICO Corp.	20,124	1,700,880
HEICO Corp., Class A	33,175	2,239,976
Herc Holdings, Inc. *	12,578	448,657
Hexcel Corp.	39,936	2,462,853
Hillenbrand, Inc.	28,915	1,281,224
Honeywell International, Inc.	346,715	50,880,426
Hubbell, Inc.	24,649	2,715,334
Huntington Ingalls Industries, Inc.	20,437	4,404,174
Hyster-Yale Materials Handling, Inc.	4,606	301,555
IDEX Corp.	35,532	4,882,097
Illinois Tool Works, Inc.	143,390	19,938,380
Ingersoll-Rand plc	114,596	11,862,978
Insteel Industries, Inc.	8,478	233,484
ITT, Inc.	39,480	2,189,166
Jacobs Engineering Group, Inc.	55,272	3,629,712
JELD-WEN Holding, Inc. *	34,656	660,543
John Bean Technologies Corp.	14,228	1,174,379
Johnson Controls International plc	430,692	14,979,468
Kadant, Inc.	6,421	584,825
Kaman Corp.	12,398	703,834
KBR, Inc.	68,311	1,268,535
Kennametal, Inc.	37,245	1,557,586
Kratos Defense & Security Solutions, Inc. *	40,634	540,432
L.B. Foster Co., Class A *	5,445	105,361
L3 Technologies, Inc.	36,576	6,704,015
Lennox International, Inc.	17,013	3,843,407
Lincoln Electric Holdings, Inc.	28,857	2,480,259
Lindsay Corp.	4,169	421,736
Lockheed Martin Corp.	115,833	34,799,708
Lydall, Inc. *	10,042	222,229
Masco Corp.	144,589	4,582,025
Masonite International Corp. *	14,045	753,795
MasTec, Inc. *	29,563	1,332,996
Mercury Systems, Inc. *	22,175	1,148,887
Meritor, Inc. *	43,952	725,208

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Milacron Holdings Corp. *	31,701	451,739
Moog, Inc., Class A	16,076	1,405,846
MRC Global, Inc. *	44,126	694,102
MSC Industrial Direct Co., Inc., Class A	21,079	1,867,389
Mueller Industries, Inc.	28,731	684,372
Mueller Water Products, Inc., Class A	79,434	836,440
MYR Group, Inc. *	7,452	233,248
National Presto Industries, Inc.	2,252	289,337
Navistar International Corp. *	29,149	933,934
NCI Building Systems, Inc. *	18,001	204,311
Nexeo Solutions, Inc. *	26,411	256,979
NN, Inc.	15,601	112,015
Nordson Corp.	23,688	2,852,272
Northrop Grumman Corp.	81,228	21,109,533
NOW, Inc. *	57,063	769,780
NV5 Global, Inc. *	4,353	319,467
nVent Electric plc	77,178	1,930,994
Omega Flex, Inc.	1,630	90,302
Oshkosh Corp.	35,595	2,538,991
Owens Corning	49,580	2,585,597
PACCAR, Inc.	162,016	10,080,636
Park-Ohio Holdings Corp.	2,800	100,968
Parker-Hannifin Corp.	61,897	10,648,760
Patrick Industries, Inc. *	11,341	450,465
Pentair plc	76,490	3,266,123
PGT Innovations, Inc. *	25,640	494,083
Plug Power, Inc. *(a)	78,290	137,008
Powell Industries, Inc.	3,456	105,650
Preformed Line Products Co.	1,628	104,452
Primoris Services Corp.	20,138	486,333
Proto Labs, Inc. *	12,172	1,566,415
Quanex Building Products Corp.	15,836	250,050
Quanta Services, Inc. *	67,421	2,366,477
Raven Industries, Inc.	18,828	759,710
Raytheon Co.	133,266	23,366,860
RBC Bearings, Inc. *	11,844	1,812,369
Regal Beloit Corp.	21,923	1,713,940
Resideo Technologies, Inc. *	57,637	1,189,051
REV Group, Inc.	16,604	202,569
Rexnord Corp. *	52,044	1,473,366
Rockwell Automation, Inc.	57,190	9,970,505
Roper Technologies, Inc.	48,395	14,401,868
Rush Enterprises, Inc., Class A	12,233	466,077
Rush Enterprises, Inc., Class B	3,444	133,248
Sensata Technologies Holding plc *	79,953	3,698,626
Simpson Manufacturing Co., Inc.	18,103	1,059,026
SiteOne Landscape Supply, Inc. *	17,852	1,100,397
Snap-on, Inc.	25,988	4,320,245
Spirit AeroSystems Holdings, Inc., Class A	50,405	4,127,161
SPX Corp. *	16,726	494,755
SPX FLOW, Inc. *	20,425	766,550
Standex International Corp.	6,950	553,915
Stanley Black & Decker, Inc.	71,034	9,294,799
Sun Hydraulics Corp.	12,701	529,378
Sunrun, Inc. *	30,476	446,473
Systemax, Inc.	8,478	236,451
Teledyne Technologies, Inc. *	16,374	3,677,273
Tennant Co.	8,937	534,879
Terex Corp.	31,841	1,052,663
Textron, Inc.	114,477	6,426,739
The Boeing Co.	249,291	86,444,147
The Gorman-Rupp Co.	10,076	337,344
The Greenbrier Cos., Inc.	15,104	738,737
The KeyW Holding Corp. *	16,828	164,410
The Manitowoc Co., Inc. *	16,662	329,075
The Middleby Corp. *	26,418	3,191,030
The Timken Co.	32,733	1,314,230
The Toro Co.	47,964	2,973,288
Security	Number of Shares	Value ($)
Thermon Group Holdings, Inc. *	17,818	402,509
Titan International, Inc.	18,358	119,511
Titan Machinery, Inc. *	6,232	109,247
TPI Composites, Inc. *	10,506	285,658
TransDigm Group, Inc. *	22,650	8,191,826
Trex Co., Inc. *	27,639	1,761,433
TriMas Corp. *	20,816	604,288
Trinity Industries, Inc.	69,185	1,648,679
Triton International Ltd.	24,342	829,575
Triumph Group, Inc.	24,530	412,349
Tutor Perini Corp. *	16,400	305,204
United Rentals, Inc. *	38,338	4,490,530
United Technologies Corp.	379,208	46,202,709
Univar, Inc. *	52,419	1,135,396
Universal Forest Products, Inc.	31,165	862,024
USG Corp.	40,986	1,764,037
Valmont Industries, Inc.	10,002	1,305,661
Veritiv Corp. *	6,137	186,258
Vicor Corp. *	7,103	254,287
Vivint Solar, Inc. *	27,742	151,749
W.W. Grainger, Inc.	21,105	6,627,814
Wabash National Corp.	27,907	433,675
WABCO Holdings, Inc. *	24,097	2,926,581
Wabtec Corp.	39,680	3,753,728
Watsco, Inc.	14,601	2,244,174
Watts Water Technologies, Inc., Class A	11,938	880,547
Welbilt, Inc. *	60,722	839,178
Wesco Aircraft Holdings, Inc. *	26,310	250,471
WESCO International, Inc. *	24,241	1,294,712
Willscot Corp. *	18,060	248,867
Woodward, Inc.	25,270	2,114,594
Xylem, Inc.	84,031	6,132,582
		901,057,139

Commercial & Professional Services 1.0%
ABM Industries, Inc.	29,042	920,051
ACCO Brands Corp.	48,584	394,502
ADT, Inc. (a)	52,353	408,877
Advanced Disposal Services, Inc. *	30,777	829,440
ASGN, Inc. *	24,153	1,672,595
Barrett Business Services, Inc.	2,938	206,688
Brady Corp., Class A	25,287	1,101,502
BrightView Holdings, Inc. *	9,758	122,951
Casella Waste Systems, Inc., Class A *	19,731	644,217
CBIZ, Inc. *	25,165	530,730
Cintas Corp.	40,247	7,541,483
Clean Harbors, Inc. *	23,688	1,528,587
Copart, Inc. *	95,632	4,894,446
CoStar Group, Inc. *	17,045	6,296,253
Covanta Holding Corp.	56,128	929,480
Deluxe Corp.	23,688	1,192,691
Ennis, Inc.	12,774	249,476
Equifax, Inc.	55,768	5,725,701
Essendant, Inc.	17,464	220,745
Exponent, Inc.	26,952	1,356,225
Forrester Research, Inc.	2,800	130,872
Franklin Covey Co. *	4,632	109,732
FTI Consulting, Inc. *	16,264	1,142,546
GP Strategies Corp. *	8,420	111,481
Healthcare Services Group, Inc.	34,696	1,637,651
Heidrick & Struggles International, Inc.	8,555	313,626
Heritage-Crystal Clean, Inc. *	5,332	149,349
Herman Miller, Inc.	27,787	940,868
HNI Corp.	23,688	913,172
Huron Consulting Group, Inc. *	12,090	673,050
ICF International, Inc.	8,102	567,383
IHS Markit Ltd. *	165,885	8,853,282
InnerWorkings, Inc. *	13,496	56,953

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insperity, Inc.	17,745	1,775,210
Interface, Inc.	30,819	499,268
KAR Auction Services, Inc.	64,899	3,708,329
Kelly Services, Inc., Class A	17,768	407,243
Kforce, Inc.	11,979	379,614
Kimball International, Inc., Class B	22,106	337,338
Knoll, Inc.	19,959	386,606
Korn/Ferry International	25,437	1,245,650
LSC Communications, Inc.	15,883	159,148
ManpowerGroup, Inc.	29,406	2,387,179
Matthews International Corp., Class A	15,792	665,317
McGrath RentCorp	10,166	543,169
Mistras Group, Inc. *	6,332	108,847
Mobile Mini, Inc.	21,397	864,867
MSA Safety, Inc.	15,237	1,660,681
Multi-Color Corp.	5,582	247,841
Navigant Consulting, Inc.	21,974	562,974
Nielsen Holdings plc	165,948	4,508,807
PICO Holdings, Inc. *	12,038	117,370
Pitney Bowes, Inc.	85,654	722,920
Quad/Graphics, Inc.	13,671	223,931
R.R. Donnelley & Sons Co.	29,423	186,248
Republic Services, Inc.	100,600	7,780,404
Resources Connection, Inc.	16,292	274,357
Robert Half International, Inc.	55,649	3,440,778
Rollins, Inc.	47,610	3,026,092
SP Plus Corp. *	7,924	240,176
Steelcase, Inc., Class A	39,870	645,894
Stericycle, Inc. *	39,480	1,897,804
Team, Inc. *	13,268	221,708
Tetra Tech, Inc.	27,671	1,686,824
The Brink's Co.	23,688	1,677,584
The Dun & Bradstreet Corp.	17,534	2,516,830
TransUnion	86,781	5,603,449
TriNet Group, Inc. *	18,675	857,369
TrueBlue, Inc. *	21,660	546,915
UniFirst Corp.	7,896	1,219,221
US Ecology, Inc.	9,058	631,071
Verisk Analytics, Inc. *	76,954	9,489,967
Viad Corp.	11,084	558,079
VSE Corp.	4,372	127,356
WageWorks, Inc. *	19,015	633,770
Waste Management, Inc.	183,590	17,211,562
		134,352,372

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	16,058	366,925
American Outdoor Brands Corp. *	21,886	266,571
Beazer Homes USA, Inc. *	11,817	133,059
Brunswick Corp.	39,480	2,094,019
Callaway Golf Co.	39,296	673,141
Carter's, Inc.	22,170	2,050,725
Cavco Industries, Inc. *	4,092	673,380
Century Communities, Inc. *	14,515	298,574
Columbia Sportswear Co.	14,212	1,297,982
Crocs, Inc. *	32,595	906,141
D.R. Horton, Inc.	160,709	5,981,589
Deckers Outdoor Corp. *	13,648	1,818,460
Ethan Allen Interiors, Inc.	8,468	175,965
Fossil Group, Inc. *	23,877	461,542
G-III Apparel Group Ltd. *	18,931	758,755
Garmin Ltd.	56,712	3,780,422
GoPro, Inc., Class A *	50,590	256,997
Hanesbrands, Inc.	167,041	2,657,622
Hasbro, Inc.	55,310	5,033,210
Helen of Troy Ltd. *	11,912	1,703,773
Hovnanian Enterprises, Inc., Class A *	67,922	86,261
Installed Building Products, Inc. *	10,128	392,257
Security	Number of Shares	Value ($)
iRobot Corp. *	12,472	1,189,829
Johnson Outdoors, Inc., Class A	3,145	224,239
KB Home	41,390	873,743
La-Z-Boy, Inc.	24,222	708,009
Leggett & Platt, Inc.	59,561	2,307,393
Lennar Corp., B Shares	8,855	306,029
Lennar Corp., Class A	133,719	5,713,813
LGI Homes, Inc. *(a)	8,775	405,054
Libbey, Inc.	17,999	108,174
Lululemon Athletica, Inc. *	50,875	6,743,481
M.D.C Holdings, Inc.	20,035	590,031
M/I Homes, Inc. *	12,103	284,905
Malibu Boats, Inc., Class A *	8,852	428,614
Marine Products Corp.	5,902	128,309
Mattel, Inc. *	160,504	2,231,006
Meritage Homes Corp. *	19,815	757,924
Michael Kors Holdings Ltd. *	69,137	3,024,744
Mohawk Industries, Inc. *	29,084	3,724,497
Movado Group, Inc.	6,528	245,714
Nautilus, Inc. *	10,164	131,217
Newell Brands, Inc.	203,687	4,766,276
NIKE, Inc., Class B	597,685	44,898,097
NVR, Inc. *	1,578	3,866,100
Oxford Industries, Inc.	7,898	634,920
Polaris Industries, Inc.	27,555	2,672,835
PulteGroup, Inc.	126,246	3,348,044
PVH Corp.	35,915	3,968,967
Ralph Lauren Corp.	25,176	2,804,606
Roku, Inc. *	20,593	839,165
Skechers U.S.A., Inc., Class A *	63,836	1,723,572
Skyline Champion Corp.	14,847	334,354
Sonos, Inc. *	8,996	110,471
Steven Madden Ltd.	37,900	1,221,517
Sturm Ruger & Co., Inc.	9,431	505,596
Tapestry, Inc.	134,182	5,223,705
Taylor Morrison Home Corp., Class A *	48,543	820,862
Tempur Sealy International, Inc. *	22,127	1,128,034
Toll Brothers, Inc.	64,986	2,142,588
TopBuild Corp. *	17,132	872,875
TRI Pointe Group, Inc. *	66,964	835,711
Tupperware Brands Corp.	23,329	885,569
Under Armour, Inc., Class A *	90,059	2,150,609
Under Armour, Inc., Class C *	83,249	1,858,950
Unifi, Inc. *	9,063	251,680
Universal Electronics, Inc. *	7,902	272,461
Vera Bradley, Inc. *	8,930	98,409
VF Corp.	151,769	12,337,302
Vista Outdoor, Inc. *	25,984	296,218
Whirlpool Corp.	30,278	3,818,964
William Lyon Homes, Class A *	12,303	152,926
Wolverine World Wide, Inc.	43,619	1,509,217
		168,344,695

Consumer Services 2.2%
Adtalem Global Education, Inc. *	26,418	1,525,375
American Public Education, Inc. *	6,667	210,944
Aramark	114,158	4,344,853
BBX Capital Corp.	34,763	233,607
Belmond Ltd., Class A *	39,480	718,536
Biglari Holdings, Inc., Class A *	30	20,963
Biglari Holdings, Inc., Class B *	300	42,915
BJ's Restaurants, Inc.	9,731	528,588
Bloomin' Brands, Inc.	46,478	908,645
Bluegreen Vacations Corp.	11,020	152,958
Bojangles', Inc. *	8,867	142,670
Boyd Gaming Corp.	36,591	908,189
Bridgepoint Education, Inc. *	18,117	144,936
Bright Horizons Family Solutions, Inc. *	27,033	3,289,375

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brinker International, Inc.	20,927	1,068,951
Caesars Entertainment Corp. *	280,936	2,393,575
Career Education Corp. *	34,040	459,200
Carnival Corp.	188,364	11,356,466
Carriage Services, Inc.	5,585	95,168
Carrols Restaurant Group, Inc. *	19,718	217,292
Chegg, Inc. *	46,437	1,297,914
Chipotle Mexican Grill, Inc. *	11,542	5,461,790
Choice Hotels International, Inc.	16,911	1,316,860
Churchill Downs, Inc.	5,564	1,545,457
Chuy's Holdings, Inc. *	8,936	191,230
Cracker Barrel Old Country Store, Inc. (a)	11,844	2,141,514
Darden Restaurants, Inc.	58,109	6,423,369
Dave & Buster's Entertainment, Inc.	18,000	1,023,480
Denny's Corp. *	31,176	515,651
Dine Brands Global, Inc.	7,406	660,467
Domino's Pizza, Inc.	19,261	5,341,461
Drive Shack, Inc. *	20,896	97,584
Dunkin' Brands Group, Inc.	39,853	2,949,122
El Pollo Loco Holdings, Inc. *	12,142	185,408
Eldorado Resorts, Inc. *	30,033	1,320,851
Extended Stay America, Inc.	86,487	1,574,063
Fiesta Restaurant Group, Inc. *	11,925	224,786
frontdoor, Inc. *	31,716	738,666
Golden Entertainment, Inc. *	8,941	161,743
Graham Holdings Co., Class B	1,912	1,259,932
Grand Canyon Education, Inc. *	22,425	2,743,923
H&R Block, Inc.	95,786	2,587,180
Hilton Grand Vacations, Inc. *	42,974	1,377,746
Hilton Worldwide Holdings, Inc.	139,664	10,550,219
Houghton Mifflin Harcourt Co. *	51,922	516,624
Hyatt Hotels Corp., Class A	20,605	1,469,343
International Speedway Corp., Class A	11,986	507,487
Jack in the Box, Inc.	13,721	1,216,916
K12, Inc. *	20,383	486,338
Las Vegas Sands Corp.	173,011	9,505,224
Laureate Education, Inc., Class A *	26,683	393,574
Lindblad Expeditions Holdings, Inc. *	10,417	134,171
Marriott International, Inc., Class A	133,778	15,388,483
Marriott Vacations Worldwide Corp.	20,177	1,638,372
McDonald's Corp.	362,060	68,251,931
MGM Resorts International	234,372	6,318,669
Monarch Casino & Resort, Inc. *	5,778	231,120
Noodles & Co. *(a)	18,239	144,270
Norwegian Cruise Line Holdings Ltd. *	94,998	4,875,297
Papa John's International, Inc. (a)	11,360	545,166
Penn National Gaming, Inc. *	50,612	1,119,031
Planet Fitness, Inc., Class A *	40,930	2,260,155
Playa Hotels & Resorts N.V. *	24,444	185,286
PlayAGS, Inc. *	11,102	249,240
Potbelly Corp. *	9,864	100,416
Red Robin Gourmet Burgers, Inc. *	5,043	174,942
Red Rock Resorts, Inc., Class A	30,015	785,192
Regis Corp. *	16,356	298,824
Royal Caribbean Cruises Ltd.	78,920	8,923,484
Ruth's Hospitality Group, Inc.	15,304	374,489
Scientific Games Corp., Class A *	25,098	488,909
SeaWorld Entertainment, Inc. *	29,453	838,821
Service Corp. International	83,941	3,878,074
ServiceMaster Global Holdings, Inc. *	63,544	2,813,093
Shake Shack, Inc., Class A *	11,466	636,936
Six Flags Entertainment Corp.	33,891	2,079,552
Sonic Corp.	15,883	690,116
Sotheby's *	16,646	665,674
Speedway Motorsports, Inc.	7,439	129,290
Starbucks Corp.	577,259	38,514,720
Strategic Education, Inc.	9,969	1,360,669
Texas Roadhouse, Inc.	29,594	1,954,092
The Cheesecake Factory, Inc.	20,182	952,389
Security	Number of Shares	Value ($)
The Habit Restaurants, Inc., Class A *	13,365	167,063
The Wendy's Co.	81,106	1,454,231
Vail Resorts, Inc.	18,947	5,289,623
Weight Watchers International, Inc. *	16,966	848,639
Wingstop, Inc.	13,888	911,331
Wyndham Destinations, Inc.	45,477	1,885,931
Wyndham Hotels & Resorts, Inc.	45,477	2,279,762
Wynn Resorts Ltd.	45,351	4,961,399
Yum! Brands, Inc.	148,503	13,694,947
		293,042,927

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	24,845	2,760,776
AG Mortgage Investment Trust, Inc.	13,238	240,402
AGNC Investment Corp.	242,842	4,298,303
Ally Financial, Inc.	199,401	5,320,019
American Express Co.	329,485	36,991,281
Ameriprise Financial, Inc.	66,871	8,676,512
Annaly Capital Management, Inc.	612,148	6,145,966
Anworth Mortgage Asset Corp.	63,904	286,929
Apollo Commercial Real Estate Finance, Inc.	44,713	846,864
Arbor Realty Trust, Inc.	26,237	310,908
Arlington Asset Investment Corp., Class A (a)	11,064	95,040
ARMOUR Residential REIT, Inc.	25,884	573,072
Artisan Partners Asset Management, Inc., Class A	25,532	695,236
AXA Equitable Holdings, Inc.	60,917	1,198,847
Berkshire Hathaway, Inc., Class B *	909,673	198,527,036
BGC Partners, Inc., Class A	120,498	1,270,049
BlackRock, Inc.	57,412	24,572,910
Blackstone Mortgage Trust, Inc., Class A	53,357	1,872,831
Blucora, Inc. *	22,690	702,482
Cannae Holdings, Inc. *	32,986	574,946
Capital One Financial Corp.	223,369	20,031,732
Capstead Mortgage Corp.	33,176	256,450
Cboe Global Markets, Inc.	51,957	5,591,612
Chimera Investment Corp.	84,099	1,613,860
CME Group, Inc.	165,340	31,427,827
Cohen & Steers, Inc.	11,844	442,492
Colony Credit Real Estate, Inc.	36,753	623,698
Cowen, Inc., Class A *	17,400	276,834
Credit Acceptance Corp. *	5,966	2,442,600
Curo Group Holdings Corp. *	5,095	67,916
Diamond Hill Investment Group, Inc.	1,300	218,790
Discover Financial Services	160,828	11,467,036
Donnelley Financial Solutions, Inc. *	18,169	302,696
Dynex Capital, Inc.	20,560	123,977
E*TRADE Financial Corp.	122,836	6,423,094
Eaton Vance Corp.	53,824	2,192,252
Encore Capital Group, Inc. *	13,320	372,694
Enova International, Inc. *	14,850	328,779
Evercore, Inc., Class A	19,892	1,642,284
Exantas Capital Corp.	13,288	148,427
EZCORP, Inc., Class A *	21,938	208,850
FactSet Research Systems, Inc.	18,071	4,237,469
Federated Investors, Inc., Class B	45,555	1,206,296
FGL Holdings *	81,819	655,370
FirstCash, Inc.	20,230	1,801,482
Focus Financial Partners, Inc., Class A *	8,785	271,632
Franklin Resources, Inc.	144,785	4,906,764
Granite Point Mortgage Trust, Inc.	21,161	401,213
Green Dot Corp., Class A *	22,357	1,863,232
Greenhill & Co., Inc.	7,556	177,793
Hamilton Lane, Inc., Class A	6,952	262,925
Houlihan Lokey, Inc.	16,996	718,931
Interactive Brokers Group, Inc., Class A	34,579	2,000,395

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Intercontinental Exchange, Inc.	268,203	21,917,549
INTL FCStone, Inc. *	4,936	192,307
Invesco Ltd.	186,624	3,797,798
Invesco Mortgage Capital, Inc.	54,803	856,023
Investment Technology Group, Inc.	16,336	492,204
Janus Henderson Group plc	80,754	1,889,644
Jefferies Financial Group, Inc.	137,705	3,008,854
KKR & Co., Inc., Class A	241,823	5,542,583
KKR Real Estate Finance Trust, Inc.	12,998	253,461
Ladder Capital Corp., Class A	43,871	774,323
Ladenburg Thalmann Financial Services, Inc.	44,428	127,064
Lazard Ltd., Class A	59,284	2,378,474
Legg Mason, Inc.	40,131	1,162,595
LendingClub Corp. *	202,227	693,639
LPL Financial Holdings, Inc.	41,210	2,644,446
MarketAxess Holdings, Inc.	17,908	3,899,109
MFA Financial, Inc.	209,175	1,516,519
Moelis & Co., Class A	19,777	799,386
Moody's Corp.	77,529	12,332,538
Morgan Stanley	619,851	27,515,186
Morningstar, Inc.	8,210	969,929
MSCI, Inc.	41,463	6,513,423
Nasdaq, Inc.	52,917	4,832,380
Navient Corp.	113,379	1,303,859
Nelnet, Inc., Class A	9,668	526,423
New Residential Investment Corp.	165,609	2,848,475
New York Mortgage Trust, Inc.	47,357	293,613
Northern Trust Corp.	104,008	10,320,714
On Deck Capital, Inc. *	18,055	141,551
OneMain Holdings, Inc. *	34,853	1,020,147
PennyMac Mortgage Investment Trust	33,440	703,912
Piper Jaffray Cos.	7,088	505,871
PJT Partners, Inc., Class A	7,931	374,581
PRA Group, Inc. *	20,450	624,134
Pzena Investment Management, Inc., Class A	14,411	147,136
Raymond James Financial, Inc.	60,666	4,836,900
Redwood Trust, Inc.	43,428	724,813
S&P Global, Inc.	117,583	21,501,227
Santander Consumer USA Holdings, Inc.	56,703	1,102,873
SEI Investments Co.	61,505	3,302,818
SLM Corp. *	190,328	1,954,669
Starwood Property Trust, Inc.	125,653	2,810,858
State Street Corp.	176,873	12,915,266
Stifel Financial Corp.	31,860	1,537,882
Synchrony Financial	320,130	8,316,977
T. Rowe Price Group, Inc.	112,838	11,211,584
TD Ameritrade Holding Corp.	127,677	6,870,299
The Bank of New York Mellon Corp.	430,401	22,083,875
The Charles Schwab Corp. (b)	558,882	25,037,914
The Goldman Sachs Group, Inc.	164,064	31,285,364
TPG RE Finance Trust, Inc.	20,969	413,299
Two Harbors Investment Corp.	119,087	1,712,471
Virtu Financial, Inc., Class A	26,880	676,570
Virtus Investment Partners, Inc.	2,734	259,730
Voya Financial, Inc.	75,626	3,399,389
Waddell & Reed Financial, Inc., Class A	37,439	762,258
Western Asset Mortgage Capital Corp.	13,596	137,184
Westwood Holdings Group, Inc.	6,000	235,320
WisdomTree Investments, Inc.	55,214	391,467
World Acceptance Corp. *	3,111	338,912
		687,407,580

Energy 5.2%
Alta Mesa Resources, Inc., Class A *	39,035	59,724
Anadarko Petroleum Corp.	238,832	12,634,213
Antero Resources Corp. *	99,424	1,305,437
Security	Number of Shares	Value ($)
Apache Corp.	178,812	6,281,666
Apergy Corp. *	35,572	1,219,408
Arch Coal, Inc., Class A	9,960	809,449
Archrock, Inc.	58,163	593,263
Baker Hughes a GE Co.	236,709	5,401,699
Berry Petroleum Corp.	8,597	106,517
Bonanza Creek Energy, Inc. *	8,916	236,541
Bristow Group, Inc. *(a)	11,187	43,853
C&J Energy Services, Inc. *	34,168	587,006
Cabot Oil & Gas Corp.	208,554	5,247,219
Cactus, Inc., Class A *	16,951	489,545
California Resources Corp. *	23,591	564,769
Callon Petroleum Co. *	111,885	956,617
CARBO Ceramics, Inc. *(a)	14,366	65,796
Carrizo Oil & Gas, Inc. *	40,802	698,122
Centennial Resource Development, Inc., Class A *	89,363	1,386,914
Cheniere Energy, Inc. *	102,526	6,266,389
Chesapeake Energy Corp. *	435,394	1,271,350
Chevron Corp.	894,018	106,334,501
Cimarex Energy Co.	45,096	3,696,970
Clean Energy Fuels Corp. *	58,356	130,134
CNX Resources Corp. *	99,526	1,377,440
Concho Resources, Inc. *	93,143	12,140,259
ConocoPhillips	542,869	35,927,070
CONSOL Energy, Inc. *	12,883	442,660
Continental Resources, Inc. *	39,758	1,817,736
Core Laboratories N.V.	19,760	1,642,254
CVR Energy, Inc.	15,685	591,952
Delek US Holdings, Inc.	34,650	1,378,723
Denbury Resources, Inc. *	215,624	487,310
Devon Energy Corp.	217,837	5,888,134
Diamond Offshore Drilling, Inc. *	31,539	397,391
Diamondback Energy, Inc.	71,165	7,855,158
Dril-Quip, Inc. *	17,264	677,785
Eclipse Resources Corp. *	82,842	92,783
Ensco plc, Class A (a)	205,636	1,165,956
EOG Resources, Inc.	270,619	27,957,649
EQT Corp.	125,499	2,348,086
Equitrans Midstream Corp. *	94,879	2,117,699
Era Group, Inc. *	10,178	102,391
Evolution Petroleum Corp.	13,773	119,963
Exterran Corp. *	15,881	357,322
Extraction Oil & Gas, Inc. *	61,965	353,200
Exxon Mobil Corp.	1,975,367	157,041,676
Forum Energy Technologies, Inc. *	32,640	218,362
Frank's International N.V. *	29,582	217,428
FTS International, Inc. *	10,413	102,880
Geospace Technologies Corp. *	10,426	162,124
Green Plains, Inc.	19,853	322,611
Gulfport Energy Corp. *	75,013	639,111
Halcon Resources Corp. *(a)	76,840	215,152
Halliburton Co.	408,140	12,827,840
Helix Energy Solutions Group, Inc. *	76,158	624,496
Helmerich & Payne, Inc.	51,888	3,144,413
Hess Corp.	118,536	6,387,905
HighPoint Resources Corp. *	41,079	133,918
HollyFrontier Corp.	75,804	4,735,476
International Seaways, Inc. *	13,290	256,231
Jagged Peak Energy, Inc. *	30,373	347,467
Keane Group, Inc. *	26,409	293,668
Kinder Morgan, Inc.	884,129	15,092,082
KLX Energy Services Holdings, Inc. *	9,169	185,122
Kosmos Energy Ltd. *	108,921	585,995
Laredo Petroleum, Inc. *	77,718	339,628
Liberty Oilfield Services, Inc., Class A (a)	18,292	316,817
Magnolia Oil & Gas Corp. *	35,994	438,407
Mammoth Energy Services, Inc.	4,032	101,445
Marathon Oil Corp.	395,243	6,596,606

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marathon Petroleum Corp.	313,323	20,416,127
Matador Resources Co. *	47,573	1,084,664
Matrix Service Co. *	10,860	221,978
McDermott International, Inc. *	81,865	713,044
Murphy Oil Corp.	75,529	2,409,375
Nabors Industries Ltd.	161,398	521,316
NACCO Industries, Inc., Class A	2,318	81,385
National Oilwell Varco, Inc.	180,180	5,785,580
Natural Gas Services Group, Inc. *	9,500	187,435
NCS Multistage Holdings, Inc. *	8,509	62,116
Newfield Exploration Co. *	90,977	1,542,060
Newpark Resources, Inc. *	41,919	322,357
Nine Energy Service, Inc. *	8,958	252,436
Noble Corp. plc *	111,381	464,459
Noble Energy, Inc.	222,368	5,279,016
Northern Oil & Gas, Inc. *	91,523	232,468
Oasis Petroleum, Inc. *	128,292	916,005
Occidental Petroleum Corp.	357,102	25,093,558
Oceaneering International, Inc. *	47,760	801,890
Oil States International, Inc. *	29,264	656,099
ONEOK, Inc.	190,453	11,699,528
Overseas Shipholding Group, Inc., Class A *	41,424	88,647
Par Pacific Holdings, Inc. *	14,725	249,147
Parsley Energy, Inc., Class A *	124,459	2,505,360
Patterson-UTI Energy, Inc.	98,494	1,367,097
PBF Energy, Inc., Class A	54,637	2,113,359
PDC Energy, Inc. *	30,788	1,044,945
Peabody Energy Corp.	39,407	1,227,134
Penn Virginia Corp. *	6,430	373,904
Phillips 66	199,416	18,649,384
Pioneer Natural Resources Co.	79,151	11,694,560
ProPetro Holding Corp. *	32,626	529,194
QEP Resources, Inc. *	115,491	927,393
Range Resources Corp.	96,002	1,396,829
Renewable Energy Group, Inc. *	17,037	459,147
Resolute Energy Corp. *(a)	10,083	358,551
REX American Resources Corp. *	2,500	173,975
RigNet, Inc. *	10,332	187,836
Ring Energy, Inc. *	32,640	228,154
Rowan Cos. plc, Class A *	63,387	878,544
RPC, Inc.	26,776	350,230
Sanchez Energy Corp. *(a)	51,810	36,272
SandRidge Energy, Inc. *	12,486	122,363
Schlumberger Ltd.	645,025	29,090,627
SEACOR Holdings, Inc. *	6,417	266,562
SEACOR Marine Holdings, Inc. *	6,832	122,908
Select Energy Services, Inc., Class A *	27,947	270,527
SemGroup Corp., Class A	29,833	484,190
SM Energy Co.	47,415	967,266
Smart Sand, Inc. *(a)	40,929	133,429
Southwestern Energy Co. *	270,795	1,305,232
SRC Energy, Inc. *	105,797	610,449
Superior Energy Services, Inc. *	72,367	394,400
Talos Energy, Inc. *	8,987	173,629
Targa Resources Corp.	102,671	4,582,207
TechnipFMC plc	201,215	4,646,054
Tellurian, Inc. *(a)	46,680	337,496
TETRA Technologies, Inc. *	56,020	129,966
The Williams Cos., Inc.	561,115	14,207,432
Tidewater, Inc. *	10,755	255,754
Transocean Ltd. *	201,581	1,870,672
Ultra Petroleum Corp. *	70,970	90,132
Unit Corp. *	26,210	545,168
US Silica Holdings, Inc. (a)	36,077	511,933
Valero Energy Corp.	199,556	15,944,524
W&T Offshore, Inc. *	44,091	256,169
Weatherford International plc *	470,053	268,870
Whiting Petroleum Corp. *	42,218	1,277,939
Security	Number of Shares	Value ($)
WildHorse Resource Development Corp. *	10,860	200,693
World Fuel Services Corp.	29,799	768,516
WPX Energy, Inc. *	188,085	2,623,786
		678,994,334

Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings, Inc. *	30,482	712,060
Casey's General Stores, Inc.	16,945	2,193,869
Costco Wholesale Corp.	204,991	47,410,319
Ingles Markets, Inc., Class A	6,466	188,096
Performance Food Group Co. *	48,253	1,662,798
PriceSmart, Inc.	10,870	727,094
Rite Aid Corp. *(a)	505,976	561,633
SpartanNash Co.	16,160	303,000
Sprouts Farmers Market, Inc. *	59,605	1,372,107
Sysco Corp.	222,297	14,982,818
The Andersons, Inc.	12,531	414,275
The Chefs' Warehouse, Inc. *	10,704	407,930
The Kroger Co.	371,952	11,032,096
United Natural Foods, Inc. *	22,442	484,972
US Foods Holding Corp. *	99,296	3,294,641
Village Super Market, Inc., Class A	4,546	124,060
Walgreens Boots Alliance, Inc.	394,115	33,369,717
Walmart, Inc.	669,817	65,407,630
Weis Markets, Inc.	7,946	363,927
		185,013,042

Food, Beverage & Tobacco 3.7%
Alico, Inc.	2,500	82,625
Altria Group, Inc.	879,478	48,221,779
Archer-Daniels-Midland Co.	262,340	12,072,887
B&G Foods, Inc. (a)	30,939	938,380
Brown-Forman Corp., Class A	26,372	1,281,943
Brown-Forman Corp., Class B	81,297	3,879,493
Bunge Ltd.	65,886	3,760,114
Cal-Maine Foods, Inc.	15,100	705,472
Calavo Growers, Inc.	7,271	714,594
Campbell Soup Co.	89,198	3,496,562
Coca-Cola Bottling Co. Consolidated	2,521	535,763
Conagra Brands, Inc.	218,980	7,081,813
Constellation Brands, Inc., Class A	78,450	15,357,372
Darling Ingredients, Inc. *	77,715	1,700,404
Dean Foods Co.	38,470	193,889
Farmer Brothers Co. *	4,032	98,179
Flowers Foods, Inc.	89,599	1,773,164
Fresh Del Monte Produce, Inc.	16,641	559,970
Freshpet, Inc. *	9,876	325,908
General Mills, Inc.	276,194	11,685,768
Hormel Foods Corp.	126,336	5,696,490
Hostess Brands, Inc. *	49,943	581,836
Ingredion, Inc.	33,563	3,505,991
J&J Snack Foods Corp.	7,578	1,188,761
John B Sanfilippo & Son, Inc.	4,078	253,733
Kellogg Co.	117,216	7,460,798
Keurig Dr Pepper, Inc.	81,530	2,201,310
Lamb Weston Holdings, Inc.	68,055	5,219,818
Lancaster Colony Corp.	9,086	1,638,387
Landec Corp. *	12,978	199,991
Limoneira Co.	5,213	125,842
McCormick & Co., Inc. Non-Voting Shares	56,833	8,524,950
MGP Ingredients, Inc.	6,070	412,699
Molson Coors Brewing Co., Class B	88,340	5,810,122
Mondelez International, Inc., Class A	684,170	30,773,967
Monster Beverage Corp. *	186,398	11,124,233
National Beverage Corp. (a)	5,613	489,846

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PepsiCo, Inc.	659,812	80,457,475
Philip Morris International, Inc.	725,061	62,739,528
Pilgrim's Pride Corp. *	23,653	469,276
Post Holdings, Inc. *	31,457	3,043,465
Primo Water Corp. *	14,363	208,551
Sanderson Farms, Inc.	8,564	969,102
Seaboard Corp.	109	405,698
Seneca Foods Corp., Class A *	4,846	162,196
Simply Good Foods Co. *	20,841	423,489
The Boston Beer Co., Inc., Class A *	3,981	1,092,944
The Coca-Cola Co.	1,785,533	89,990,863
The Hain Celestial Group, Inc. *	38,261	792,003
The Hershey Co.	65,305	7,072,531
The J.M. Smucker Co.	53,266	5,566,830
The Kraft Heinz Co.	289,841	14,816,672
Tootsie Roll Industries, Inc. (a)	13,143	460,136
TreeHouse Foods, Inc. *	27,713	1,457,704
Tyson Foods, Inc., Class A	136,525	8,048,149
Universal Corp.	11,351	719,653
Vector Group Ltd.	45,915	578,529
		479,149,647

Health Care Equipment & Services 6.6%
Abbott Laboratories	819,175	60,659,909
ABIOMED, Inc. *	21,139	7,032,523
Acadia Healthcare Co., Inc. *	42,444	1,441,823
Accuray, Inc. *	47,323	194,024
Addus HomeCare Corp. *	4,308	319,740
Align Technology, Inc. *	33,835	7,778,328
Allscripts Healthcare Solutions, Inc. *	79,519	811,889
Amedisys, Inc. *	12,968	1,766,890
American Renal Associates Holdings, Inc. *	8,551	141,861
AmerisourceBergen Corp.	75,128	6,678,879
AMN Healthcare Services, Inc. *	22,565	1,437,390
AngioDynamics, Inc. *	11,045	237,357
Anika Therapeutics, Inc. *	9,260	319,007
Antares Pharma, Inc. *	98,743	356,462
Anthem, Inc.	121,369	35,205,506
athenahealth, Inc. *	18,900	2,515,590
AtriCure, Inc. *	17,056	571,205
Atrion Corp.	764	590,740
Avanos Medical, Inc. *	21,948	1,047,139
AxoGen, Inc. *	16,620	556,438
Baxter International, Inc.	232,202	15,917,447
Becton Dickinson & Co.	125,038	31,603,354
BioScrip, Inc. *	48,984	193,487
BioTelemetry, Inc. *	16,344	1,159,443
Boston Scientific Corp. *	644,205	24,267,202
Brookdale Senior Living, Inc. *	86,121	736,335
Cantel Medical Corp.	16,345	1,403,709
Capital Senior Living Corp. *	14,054	126,486
Cardinal Health, Inc.	145,097	7,955,669
Cardiovascular Systems, Inc. *	16,945	523,092
Castlight Health, Inc., Class B *	45,581	118,966
Centene Corp. *	95,379	13,567,663
Cerner Corp. *	152,237	8,816,045
Cerus Corp. *	55,528	291,522
Chemed Corp.	7,127	2,257,691
Cigna Corp.	113,556	25,366,139
Civitas Solutions, Inc. *	8,025	111,387
Community Health Systems, Inc. *	80,454	382,156
Computer Programs & Systems, Inc.	4,332	115,578
CONMED Corp.	11,881	807,433
CorVel Corp. *	4,646	323,826
CryoLife, Inc. *	17,348	525,991
CVS Health Corp.	602,199	48,296,350
Danaher Corp.	287,561	31,499,432
Security	Number of Shares	Value ($)
DaVita, Inc. *	59,588	3,936,383
DENTSPLY SIRONA, Inc.	104,842	3,960,931
DexCom, Inc. *	41,195	5,338,460
Diplomat Pharmacy, Inc. *	30,134	466,474
Edwards Lifesciences Corp. *	97,656	15,821,249
Encompass Health Corp.	45,703	3,437,323
Endologix, Inc. *	127,197	108,270
Evolent Health, Inc., Class A *	35,452	911,116
Express Scripts Holding Co. *	262,529	26,638,818
GenMark Diagnostics, Inc. *	25,400	132,334
Glaukos Corp. *	15,304	1,008,228
Globus Medical, Inc., Class A *	33,716	1,628,146
Haemonetics Corp. *	24,906	2,671,916
HCA Healthcare, Inc.	125,647	18,091,912
HealthEquity, Inc. *	25,646	2,274,544
HealthStream, Inc.	10,458	257,685
Henry Schein, Inc. *	72,148	6,435,602
Heska Corp. *	3,268	339,807
Hill-Rom Holdings, Inc.	29,984	2,907,249
HMS Holdings Corp. *	40,208	1,437,034
Hologic, Inc. *	128,786	5,719,386
Humana, Inc.	64,148	21,134,842
ICU Medical, Inc. *	7,402	1,780,107
IDEXX Laboratories, Inc. *	40,092	8,169,146
Inogen, Inc. *	8,264	1,217,783
Inovalon Holdings, Inc., Class A *	29,331	390,102
Inspire Medical Systems, Inc. *	3,682	169,151
Insulet Corp. *	27,912	2,342,654
Integer Holdings Corp. *	14,052	1,244,726
Integra LifeSciences Holdings Corp. *	32,980	1,768,717
Intuitive Surgical, Inc. *	52,890	28,077,714
Invacare Corp.	17,240	94,820
iRhythm Technologies, Inc. *	10,670	790,434
Laboratory Corp. of America Holdings *	47,744	6,953,436
Lantheus Holdings, Inc. *	19,931	373,706
LeMaitre Vascular, Inc.	7,097	197,935
LHC Group, Inc. *	13,748	1,441,753
LivaNova plc *	22,111	2,237,412
Magellan Health, Inc. *	10,932	596,013
Masimo Corp. *	22,456	2,479,592
McKesson Corp.	93,326	11,619,087
Medidata Solutions, Inc. *	26,954	2,081,118
MEDNAX, Inc. *	42,978	1,727,716
Medtronic plc	630,495	61,492,177
Meridian Bioscience, Inc.	18,078	342,397
Merit Medical Systems, Inc. *	25,921	1,634,319
Molina Healthcare, Inc. *	28,475	3,978,242
National HealthCare Corp.	4,001	333,883
National Research Corp.	4,081	162,709
Natus Medical, Inc. *	16,952	599,762
Neogen Corp. *	23,317	1,512,341
Nevro Corp. *	15,036	624,144
NextGen Healthcare, Inc. *	24,485	429,712
NuVasive, Inc. *	23,701	1,509,517
NxStage Medical, Inc. *	30,351	857,112
Omnicell, Inc. *	17,196	1,328,047
OraSure Technologies, Inc. *	29,791	378,346
Orthofix Medical, Inc. *	9,889	595,812
Owens & Minor, Inc.	27,006	206,056
Patterson Cos., Inc.	35,726	906,369
Penumbra, Inc. *	14,679	2,043,610
Premier, Inc., Class A *	26,188	1,038,616
Quest Diagnostics, Inc.	63,451	5,619,855
Quidel Corp. *	16,591	1,009,065
R1 RCM, Inc. *	51,857	475,010
RadNet, Inc. *	18,533	238,890
ResMed, Inc.	65,612	7,334,765
SeaSpine Holdings Corp. *	8,817	173,342
Select Medical Holdings Corp. *	51,899	1,005,803

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Senseonics Holdings, Inc. *(a)	41,260	140,284
STAAR Surgical Co. *	12,729	483,829
STERIS plc	39,106	4,656,742
Stryker Corp.	144,970	25,436,436
Surgery Partners, Inc. *	7,332	105,214
Surmodics, Inc. *	6,054	366,812
Tabula Rasa HealthCare, Inc. *	7,618	575,007
Tactile Systems Technology, Inc. *	8,712	489,963
Tandem Diabetes Care, Inc. *	26,500	975,730
Teladoc Health, Inc. *	32,210	2,011,514
Teleflex, Inc.	21,240	5,849,921
Tenet Healthcare Corp. *	36,283	945,898
The Cooper Cos., Inc.	22,791	6,354,815
The Ensign Group, Inc.	22,422	1,017,286
The Providence Service Corp. *	5,680	402,201
Tivity Health, Inc. *	16,887	691,692
TransEnterix, Inc. *(a)	85,627	266,300
Triple-S Management Corp., Class B *	9,801	187,003
UnitedHealth Group, Inc.	449,171	126,378,753
Universal Health Services, Inc., Class B	40,498	5,588,319
US Physical Therapy, Inc.	6,007	714,773
Varex Imaging Corp. *	16,307	429,689
Varian Medical Systems, Inc. *	41,931	5,173,866
Veeva Systems, Inc., Class A *	56,279	5,411,789
ViewRay, Inc. *(a)	26,322	176,621
Vocera Communications, Inc. *	15,229	605,200
WellCare Health Plans, Inc. *	23,322	5,944,311
West Pharmaceutical Services, Inc.	33,708	3,693,048
Wright Medical Group N.V. *	53,771	1,503,437
Zimmer Biomet Holdings, Inc.	94,604	11,070,560
		859,916,848

Household & Personal Products 1.5%
Avon Products, Inc. *	196,900	417,428
Central Garden & Pet Co. *	7,616	257,802
Central Garden & Pet Co., Class A *	16,152	502,327
Church & Dwight Co., Inc.	114,947	7,608,342
Colgate-Palmolive Co.	403,759	25,646,772
Coty, Inc., Class A	212,503	1,772,275
Edgewell Personal Care Co. *	24,830	1,037,894
elf Beauty, Inc. *	10,396	132,653
Energizer Holdings, Inc.	28,287	1,268,106
Herbalife Nutrition Ltd. *	48,981	2,804,162
Inter Parfums, Inc.	9,294	574,090
Kimberly-Clark Corp.	161,246	18,602,951
Medifast, Inc.	5,389	800,267
Natural Health Trends Corp.	5,743	122,785
Nu Skin Enterprises, Inc., Class A	24,434	1,611,911
Revlon, Inc., Class A *(a)	5,852	146,241
Spectrum Brands Holdings, Inc.	21,581	1,065,670
The Clorox Co.	59,172	9,800,067
The Estee Lauder Cos., Inc., Class A	104,832	14,955,333
The Procter & Gamble Co.	1,161,490	109,772,420
USANA Health Sciences, Inc. *	7,126	872,080
WD-40 Co.	6,453	1,127,210
		200,898,786

Insurance 2.6%
Aflac, Inc.	359,691	16,452,266
Alleghany Corp.	6,987	4,409,007
Ambac Financial Group, Inc. *	20,037	350,247
American Equity Investment Life Holding Co.	41,927	1,430,969
American Financial Group, Inc.	32,130	3,288,827
American International Group, Inc.	414,823	17,941,095
American National Insurance Co.	4,075	520,011
AMERISAFE, Inc.	7,902	510,390
Security	Number of Shares	Value ($)
Aon plc	113,265	18,701,184
Arch Capital Group Ltd. *	187,025	5,352,655
Argo Group International Holdings Ltd.	15,049	1,043,197
Arthur J. Gallagher & Co.	85,511	6,590,333
Aspen Insurance Holdings Ltd.	28,453	1,191,043
Assurant, Inc.	25,426	2,472,424
Assured Guaranty Ltd.	50,624	2,066,472
Athene Holding Ltd., Class A *	57,966	2,520,941
Axis Capital Holdings Ltd.	40,466	2,239,793
Brighthouse Financial, Inc. *	55,543	2,236,161
Brown & Brown, Inc.	107,113	3,108,419
Chubb Ltd.	216,717	28,983,732
Cincinnati Financial Corp.	70,516	5,763,273
Citizens, Inc. *(a)	21,115	166,808
CNA Financial Corp.	12,795	600,341
CNO Financial Group, Inc.	81,047	1,483,160
eHealth, Inc. *	10,243	394,560
EMC Insurance Group, Inc.	4,879	156,030
Employers Holdings, Inc.	15,792	709,850
Enstar Group Ltd. *	6,371	1,122,379
Erie Indemnity Co., Class A	9,451	1,293,369
Everest Re Group Ltd.	19,074	4,235,954
FBL Financial Group, Inc., Class A	4,706	330,973
Fidelity National Financial, Inc.	127,995	4,300,632
First American Financial Corp.	51,599	2,493,780
Genworth Financial, Inc., Class A *	233,296	1,087,159
Global Indemnity Ltd.	3,150	107,919
Greenlight Capital Re Ltd., Class A *	7,964	84,339
Health Insurance Innovations, Inc., Class A *	6,732	247,872
Horace Mann Educators Corp.	21,798	878,023
James River Group Holdings Ltd.	13,642	519,215
Kemper Corp.	29,387	2,236,351
Kinsale Capital Group, Inc.	9,343	581,228
Lincoln National Corp.	101,222	6,373,949
Loews Corp.	129,958	6,245,781
Markel Corp. *	6,499	7,435,766
Marsh & McLennan Cos., Inc.	236,342	20,963,535
MBIA, Inc. *	44,855	417,600
Mercury General Corp.	13,023	737,753
MetLife, Inc.	464,251	20,719,522
National General Holdings Corp.	29,713	788,880
National Western Life Group, Inc., Class A	1,016	312,115
NI Holdings, Inc. *	7,916	125,310
Old Republic International Corp.	132,240	2,982,012
Primerica, Inc.	19,740	2,346,691
Principal Financial Group, Inc.	122,430	6,038,248
ProAssurance Corp.	24,560	1,074,009
Prudential Financial, Inc.	194,775	18,262,104
Reinsurance Group of America, Inc.	29,627	4,425,681
RenaissanceRe Holdings Ltd.	18,462	2,448,246
RLI Corp.	18,444	1,398,424
Safety Insurance Group, Inc.	7,896	693,427
Selective Insurance Group, Inc.	27,796	1,844,821
State Auto Financial Corp.	8,288	290,080
Stewart Information Services Corp.	10,212	429,517
The Allstate Corp.	161,411	14,396,247
The Hanover Insurance Group, Inc.	19,943	2,287,662
The Hartford Financial Services Group, Inc.	166,135	7,341,506
The Navigators Group, Inc.	11,688	811,965
The Progressive Corp.	271,957	18,028,030
The Travelers Cos., Inc.	124,823	16,273,175
Third Point Reinsurance Ltd. *	38,938	401,840
Torchmark Corp.	49,315	4,261,309
Trupanion, Inc. *(a)	9,755	291,967
United Fire Group, Inc.	8,102	436,455
United Insurance Holdings Corp.	6,332	122,841

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Universal Insurance Holdings, Inc.	13,735	602,829
Unum Group	103,291	3,709,180
W.R. Berkley Corp.	44,747	3,525,169
White Mountains Insurance Group Ltd.	1,350	1,253,812
Willis Towers Watson plc	61,231	9,763,283
		340,063,122

Materials 3.0%
AdvanSix, Inc. *	13,151	377,565
Air Products & Chemicals, Inc.	101,906	16,393,618
AK Steel Holding Corp. *	142,676	439,442
Albemarle Corp.	51,319	4,943,046
Alcoa Corp. *	86,696	2,757,800
Allegheny Technologies, Inc. *	58,596	1,538,731
American Vanguard Corp.	12,043	201,359
AptarGroup, Inc.	29,523	3,071,868
Ashland Global Holdings, Inc.	28,448	2,329,607
Avery Dennison Corp.	40,104	3,866,026
Axalta Coating Systems Ltd. *	98,584	2,467,558
Balchem Corp.	15,792	1,369,166
Ball Corp.	162,604	7,985,482
Bemis Co., Inc.	41,817	2,038,997
Berry Global Group, Inc. *	62,190	3,129,401
Boise Cascade Co.	19,097	507,598
Cabot Corp.	27,636	1,359,691
Carpenter Technology Corp.	22,552	971,540
Celanese Corp., Series A	63,552	6,414,303
Century Aluminum Co. *	22,871	205,382
CF Industries Holdings, Inc.	109,999	4,640,858
Chase Corp.	2,500	281,675
Clearwater Paper Corp. *	8,182	252,087
Cleveland-Cliffs, Inc. *	136,231	1,264,224
Coeur Mining, Inc. *	92,002	363,408
Commercial Metals Co.	51,324	989,013
Compass Minerals International, Inc.	15,792	791,179
Crown Holdings, Inc. *	63,462	3,254,331
Domtar Corp.	28,506	1,242,292
DowDuPont, Inc.	1,078,374	62,383,936
Eagle Materials, Inc.	23,213	1,694,549
Eastman Chemical Co.	64,967	5,120,699
Ecolab, Inc.	119,438	19,168,605
Ferro Corp. *	35,809	691,114
FMC Corp.	61,918	5,123,095
Forterra, Inc. *	14,442	70,766
Freeport-McMoRan, Inc.	673,480	8,041,351
FutureFuel Corp.	9,456	163,305
GCP Applied Technologies, Inc. *	32,255	880,562
Graphic Packaging Holding Co.	142,247	1,705,542
Greif, Inc., Class A	12,846	658,614
Greif, Inc., Class B	2,074	109,486
H.B. Fuller Co.	22,267	1,074,160
Hawkins, Inc.	6,200	258,788
Haynes International, Inc.	4,072	134,254
Hecla Mining Co.	241,030	573,651
Huntsman Corp.	95,954	1,940,190
Ingevity Corp. *	19,005	1,862,680
Innophos Holdings, Inc.	12,171	337,624
Innospec, Inc.	11,392	840,046
International Flavors & Fragrances, Inc.	46,852	6,635,649
International Paper Co.	189,706	8,762,520
Kaiser Aluminum Corp.	7,896	771,676
Koppers Holdings, Inc. *	10,984	204,742
Kraton Corp. *	14,642	383,620
Kronos Worldwide, Inc.	8,728	107,965
Linde plc	257,415	40,941,856
Louisiana-Pacific Corp.	65,461	1,496,438
LSB Industries, Inc. *	14,791	113,447
LyondellBasell Industries N.V., Class A	148,389	13,846,178
Security	Number of Shares	Value ($)
Martin Marietta Materials, Inc.	29,812	5,684,850
Materion Corp.	10,355	547,572
McEwen Mining, Inc. (a)	129,448	227,828
Mercer International, Inc.	24,510	300,002
Minerals Technologies, Inc.	15,820	890,350
Myers Industries, Inc.	18,071	298,172
Neenah, Inc.	8,885	611,999
NewMarket Corp.	4,074	1,713,036
Newmont Mining Corp.	247,766	8,012,752
Nucor Corp.	147,001	8,880,330
Olin Corp.	79,935	1,721,001
OMNOVA Solutions, Inc. *	24,532	199,936
Owens-Illinois, Inc. *	73,590	1,353,320
P.H. Glatfelter Co.	21,451	273,500
Packaging Corp. of America	43,428	4,248,127
Platform Specialty Products Corp. *	105,400	1,240,558
PolyOne Corp.	39,480	1,327,318
PPG Industries, Inc.	112,395	12,288,145
PQ Group Holdings, Inc. *	16,886	259,200
Quaker Chemical Corp.	6,893	1,421,612
Rayonier Advanced Materials, Inc.	23,880	352,230
Reliance Steel & Aluminum Co.	32,939	2,649,943
Resolute Forest Products, Inc. *	37,403	410,311
Royal Gold, Inc.	30,023	2,196,182
RPM International, Inc.	61,773	4,073,929
Schnitzer Steel Industries, Inc., Class A	14,325	401,243
Schweitzer-Mauduit International, Inc.	15,792	450,230
Sealed Air Corp.	74,048	2,704,973
Sensient Technologies Corp.	19,907	1,279,224
Silgan Holdings, Inc.	34,574	890,281
Sonoco Products Co.	46,470	2,673,884
Steel Dynamics, Inc.	108,568	3,821,594
Stepan Co.	9,739	787,106
Summit Materials, Inc., Class A *	53,530	776,185
SunCoke Energy, Inc. *	29,575	288,652
The Chemours Co.	84,301	2,400,893
The Mosaic Co.	164,638	5,926,968
The Scotts Miracle-Gro Co., Class A	19,740	1,499,845
The Sherwin-Williams Co.	38,531	16,339,841
TimkenSteel Corp. *	19,821	218,824
Tredegar Corp.	12,456	207,517
Trinseo S.A.	19,285	974,471
Tronox Ltd., Class A	41,841	442,678
United States Lime & Minerals, Inc.	1,472	109,929
United States Steel Corp.	83,277	1,920,368
US Concrete, Inc. *	8,664	340,755
Valvoline, Inc.	88,903	1,874,964
Venator Materials plc *	18,557	98,909
Verso Corp., Class A *	14,774	372,600
Vulcan Materials Co.	60,847	6,432,136
W.R. Grace & Co.	32,255	2,059,159
Warrior Met Coal, Inc.	20,245	479,807
Westlake Chemical Corp.	16,086	1,166,074
Westrock Co.	117,379	5,529,725
Worthington Industries, Inc.	19,050	789,051
		385,984,444

Media & Entertainment 7.1%
Activision Blizzard, Inc.	355,329	17,723,811
Alphabet, Inc., Class A *	139,350	154,629,727
Alphabet, Inc., Class C *	143,761	157,336,351
Altice USA, Inc., Class A	53,942	954,234
AMC Entertainment Holdings, Inc., Class A	23,173	316,311
AMC Networks, Inc., Class A *	20,439	1,223,479
ANGI Homeservices, Inc., Class A *	23,150	405,819
Cable One, Inc.	2,282	2,052,180
Cargurus, Inc. *	15,064	586,140

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cars.com, Inc. *	32,734	846,829
CBS Corp., Class A	2,337	126,385
CBS Corp., Class B Non-Voting Shares	159,308	8,631,307
Central European Media Enterprises Ltd., Class A *	33,445	109,700
Charter Communications, Inc., Class A *	83,356	27,440,795
Cinemark Holdings, Inc.	50,621	1,942,328
Clear Channel Outdoor Holdings, Inc., Class A	28,747	146,897
Comcast Corp., Class A	2,133,359	83,222,335
comScore, Inc. *	21,590	340,690
Discovery, Inc., Class A *	73,023	2,243,267
Discovery, Inc., Class C *	167,252	4,671,348
DISH Network Corp., Class A *	109,087	3,573,690
Electronic Arts, Inc. *	142,418	11,973,081
Emerald Expositions Events, Inc.	9,652	112,928
Entercom Communications Corp., Class A	57,520	375,606
Entravision Communications Corp., Class A	20,260	65,440
Facebook, Inc., Class A *	1,125,258	158,222,527
Gannett Co., Inc.	51,727	536,409
GCI Liberty, Inc., Class A *	46,219	2,212,504
Glu Mobile, Inc. *	50,502	374,220
Gray Television, Inc. *	38,391	709,850
Hemisphere Media Group, Inc. *	10,430	144,664
IAC/InterActiveCorp *	36,149	6,433,076
John Wiley & Sons, Inc., Class A	20,140	1,113,541
Liberty Broadband Corp., Class A *	12,379	1,053,824
Liberty Broadband Corp., Class C *	70,249	5,960,628
Liberty Global plc, Class A *	95,671	2,375,511
Liberty Global plc, Class C *	276,841	6,724,468
Liberty Latin America Ltd., Class A *	21,772	397,339
Liberty Latin America Ltd., Class C *	51,615	954,361
Liberty Media Corp. - Liberty Braves, Class A *	5,131	128,326
Liberty Media Corp. - Liberty Braves, Class C *	16,087	402,175
Liberty Media Corp. - Liberty Formula One, Class A *	7,931	228,571
Liberty Media Corp. - Liberty Formula One, Class C *	96,378	2,873,992
Liberty Media Corp. - Liberty SiriusXM, Class A *	37,393	1,487,867
Liberty Media Corp. - Liberty SiriusXM, Class C *	77,754	3,119,490
Liberty TripAdvisor Holdings, Inc., Class A *	34,518	656,878
Lions Gate Entertainment Corp., Class A	24,880	482,921
Lions Gate Entertainment Corp., Class B	49,580	893,927
Live Nation Entertainment, Inc. *	64,797	3,607,897
Loral Space & Communications, Inc. *	5,423	230,532
Match Group, Inc. *(a)	24,139	972,078
Meredith Corp.	19,740	1,130,312
MSG Networks, Inc., Class A *	29,723	795,982
National CineMedia, Inc.	33,516	231,596
Netflix, Inc. *	203,258	58,158,212
New Media Investment Group, Inc.	28,833	380,596
News Corp., Class A	187,302	2,431,180
News Corp., Class B	49,852	668,017
Nexstar Media Group, Inc., Class A	21,427	1,770,727
Omnicom Group, Inc.	104,701	8,058,836
Pandora Media, Inc. *	133,587	1,160,871
Scholastic Corp.	12,924	597,218
Sinclair Broadcast Group, Inc., Class A	37,092	1,166,543
Sirius XM Holdings, Inc. (a)	610,172	3,801,372
Snap, Inc., Class A *	318,965	2,076,462
Take-Two Interactive Software, Inc. *	52,871	5,798,363
Security	Number of Shares	Value ($)
TEGNA, Inc.	99,042	1,316,268
The E.W. Scripps Co., Class A	28,912	509,719
The Interpublic Group of Cos., Inc.	178,287	4,189,744
The Madison Square Garden Co., Class A *	8,047	2,172,851
The Marcus Corp.	7,631	324,012
The New York Times Co., Class A	65,227	1,750,040
The Walt Disney Co.	693,960	80,145,440
Tribune Media Co., Class A	36,863	1,484,104
Tribune Publishing Co. *	10,832	158,039
TripAdvisor, Inc. *	47,557	3,046,501
TrueCar, Inc. *	35,811	372,792
Twenty-First Century Fox, Inc., Class A	492,149	24,346,611
Twenty-First Century Fox, Inc., Class B	226,386	11,099,706
Twitter, Inc. *	335,182	10,541,474
Viacom, Inc., Class A	3,948	134,469
Viacom, Inc., Class B	167,315	5,163,341
WideOpenWest, Inc. *	14,218	132,796
World Wrestling Entertainment, Inc., Class A	20,461	1,513,296
XO Group, Inc. *	12,785	441,082
Yelp, Inc. *	35,145	1,183,332
Zillow Group, Inc., Class A *	27,059	980,348
Zillow Group, Inc., Class C *	51,471	1,881,265
Zynga, Inc., Class A *	356,140	1,289,227
		925,750,998

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	706,688	66,619,478
ACADIA Pharmaceuticals, Inc. *	47,781	910,706
Accelerate Diagnostics, Inc. *(a)	12,039	177,816
Acceleron Pharma, Inc. *	18,546	981,640
Achillion Pharmaceuticals, Inc. *	59,941	173,229
Aclaris Therapeutics, Inc. *	10,413	97,049
Acorda Therapeutics, Inc. *	23,780	485,825
Aduro Biotech, Inc. *	19,148	47,487
Aerie Pharmaceuticals, Inc. *	18,057	720,294
Agenus, Inc. *	75,049	180,868
Agilent Technologies, Inc.	147,036	10,638,055
Agios Pharmaceuticals, Inc. *	22,916	1,507,873
Aimmune Therapeutics, Inc. *	16,020	380,475
Akcea Therapeutics, Inc. *	6,197	210,016
Akebia Therapeutics, Inc. *	15,104	122,040
Akorn, Inc. *	39,870	273,508
Alder Biopharmaceuticals, Inc. *	31,104	416,172
Alexion Pharmaceuticals, Inc. *	103,252	12,715,484
Alkermes plc *	73,246	2,669,084
Allakos, Inc. *	3,188	187,805
Allergan plc	149,058	23,342,483
Alnylam Pharmaceuticals, Inc. *	41,700	3,384,372
AMAG Pharmaceuticals, Inc. *	16,505	297,915
Amgen, Inc.	302,226	62,938,564
Amicus Therapeutics, Inc. *	87,355	964,399
Amneal Pharmaceuticals, Inc. *	34,289	607,258
Amphastar Pharmaceuticals, Inc. *	18,846	409,335
AnaptysBio, Inc. *	9,478	706,869
ANI Pharmaceuticals, Inc. *	2,354	130,859
Apellis Pharmaceuticals, Inc. *	16,626	255,043
Aptinyx, Inc. *	4,854	107,807
Arcus Biosciences, Inc. *	7,601	86,803
Arena Pharmaceuticals, Inc. *	24,662	1,011,389
Arqule, Inc. *	46,289	171,732
Array BioPharma, Inc. *	100,147	1,595,342
Arrowhead Pharmaceuticals, Inc. *	41,210	598,369
Assembly Biosciences, Inc. *	9,892	255,016
Assertio Therapeutics, Inc. *	46,497	231,788
Atara Biotherapeutics, Inc. *	20,935	836,353
Athenex, Inc. *	17,705	234,060

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Audentes Therapeutics, Inc. *	14,161	346,236
Avrobio, Inc. *	3,210	85,996
Bio-Rad Laboratories, Inc., Class A *	9,479	2,601,606
Bio-Techne Corp.	17,688	2,855,197
BioCryst Pharmaceuticals, Inc. *	62,332	572,208
Biogen, Inc. *	93,864	31,324,294
Biohaven Pharmaceutical Holding Co., Ltd. *	15,307	520,285
BioMarin Pharmaceutical, Inc. *	83,110	7,981,053
Bluebird Bio, Inc. *	24,853	3,054,185
Blueprint Medicines Corp. *	20,571	1,180,158
Bristol-Myers Squibb Co.	761,412	40,705,086
Bruker Corp.	47,839	1,585,384
Cambrex Corp. *	16,659	796,800
Cara Therapeutics, Inc. *(a)	15,902	289,098
CASI Pharmaceuticals, Inc. *(a)	24,370	105,522
Catalent, Inc. *	66,787	2,648,105
Celgene Corp. *	326,956	23,612,762
Charles River Laboratories International, Inc. *	21,683	2,923,953
Chimerix, Inc. *	29,790	98,009
Clovis Oncology, Inc. *	24,396	419,855
Codexis, Inc. *	21,732	476,365
Coherus Biosciences, Inc. *	24,351	269,322
Corcept Therapeutics, Inc. *	47,617	663,305
Crinetics Pharmaceuticals, Inc. *(a)	4,318	150,871
Cymabay Therapeutics, Inc. *	28,363	253,282
Cytokinetics, Inc. *	32,544	255,796
CytomX Therapeutics, Inc. *	21,604	298,135
Deciphera Pharmaceuticals, Inc. *	7,513	195,864
Denali Therapeutics, Inc. *	31,500	603,855
Dermira, Inc. *	15,424	179,073
Dicerna Pharmaceuticals, Inc. *	18,753	279,607
Dova Pharmaceuticals, Inc. *(a)	6,602	98,370
Dynavax Technologies Corp. *	27,696	312,965
Eagle Pharmaceuticals, Inc. *	5,488	276,595
Editas Medicine, Inc. *	21,717	676,702
Eidos Therapeutics, Inc. *(a)	9,280	131,126
Eli Lilly & Co.	445,908	52,902,525
Eloxx Pharmaceuticals, Inc. *(a)	8,051	125,354
Emergent BioSolutions, Inc. *	20,346	1,482,003
Enanta Pharmaceuticals, Inc. *	8,317	658,207
Endo International plc *	95,366	1,147,253
Endocyte, Inc. *	33,544	792,645
Enzo Biochem, Inc. *	18,028	55,526
Epizyme, Inc. *	21,953	162,891
Esperion Therapeutics, Inc. *	12,810	680,980
Exact Sciences Corp. *	56,815	4,430,434
Exelixis, Inc. *	139,451	2,832,250
FibroGen, Inc. *	36,156	1,567,724
Five Prime Therapeutics, Inc. *	12,978	166,638
Flexion Therapeutics, Inc. *	15,094	246,183
G1 Therapeutics, Inc. *	10,608	405,544
Genomic Health, Inc. *	10,091	797,694
Geron Corp. *(a)	86,132	138,673
Gilead Sciences, Inc.	605,129	43,532,980
Global Blood Therapeutics, Inc. *	22,617	713,340
Halozyme Therapeutics, Inc. *	59,175	976,979
Heron Therapeutics, Inc. *	33,669	967,310
Homology Medicines, Inc. *	6,276	138,009
Horizon Pharma plc *	76,454	1,527,551
Illumina, Inc. *	68,644	23,167,350
ImmunoGen, Inc. *	67,385	371,291
Immunomedics, Inc. *	74,901	1,504,761
Incyte Corp. *	81,243	5,219,863
InflaRx N.V. *	7,610	222,364
Innoviva, Inc. *	34,683	633,312
Inovio Pharmaceuticals, Inc. *	57,489	307,566
Insmed, Inc. *	33,772	604,857
Security	Number of Shares	Value ($)
Insys Therapeutics, Inc. *(a)	19,095	114,761
Intellia Therapeutics, Inc. *	14,464	259,050
Intercept Pharmaceuticals, Inc. *	10,710	1,187,846
Intersect ENT, Inc. *	16,544	496,485
Intra-Cellular Therapies, Inc. *	23,246	335,905
Intrexon Corp. *(a)	35,379	346,714
Invitae Corp. *	25,781	359,129
Ionis Pharmaceuticals, Inc. *	65,054	3,791,998
Iovance Biotherapeutics, Inc. *	51,047	493,624
IQVIA Holdings, Inc. *	75,344	9,423,274
Ironwood Pharmaceuticals, Inc. *	64,013	884,660
Jazz Pharmaceuticals plc *	27,734	4,193,381
Johnson & Johnson	1,251,477	183,841,971
Jounce Therapeutics, Inc. *	29,216	126,213
Karyopharm Therapeutics, Inc. *	22,833	237,463
Keryx Biopharmaceuticals, Inc. *	40,615	122,251
Kura Oncology, Inc. *	14,476	183,845
La Jolla Pharmaceutical Co. *(a)	8,068	116,744
Lannett Co., Inc. *(a)	23,613	139,317
Lexicon Pharmaceuticals, Inc. *(a)	29,710	240,651
Ligand Pharmaceuticals, Inc., Class B *	9,722	1,533,840
Loxo Oncology, Inc. *	13,026	1,829,111
Luminex Corp.	21,143	620,970
MacroGenics, Inc. *	10,260	176,575
Madrigal Pharmaceuticals, Inc. *	3,734	431,837
Mallinckrodt plc *	37,899	901,617
MannKind Corp. *	67,595	120,319
Medpace Holdings, Inc. *	12,261	759,078
Melinta Therapeutics, Inc. *	48,121	102,017
Merck & Co., Inc.	1,240,721	98,438,804
Mettler-Toledo International, Inc. *	11,865	7,553,971
Mirati Therapeutics, Inc. *	14,921	575,801
Momenta Pharmaceuticals, Inc. *	39,007	461,843
Mylan N.V. *	242,114	8,197,980
MyoKardia, Inc. *	14,931	926,767
Myriad Genetics, Inc. *	33,306	1,073,785
Natera, Inc. *	16,690	289,071
Nektar Therapeutics *	80,271	3,242,146
NeoGenomics, Inc. *	29,474	483,374
Neurocrine Biosciences, Inc. *	41,482	3,661,616
Novavax, Inc. *	211,606	438,024
Odonate Therapeutics, Inc. *	7,845	123,637
Omeros Corp. *(a)	22,575	314,921
OPKO Health, Inc. *(a)	180,916	676,626
Pacific Biosciences of California, Inc. *	64,297	502,803
Pacira Pharmaceuticals, Inc. *	19,993	966,262
Paratek Pharmaceuticals, Inc. *(a)	12,483	94,496
PDL BioPharma, Inc. *	42,920	131,764
PerkinElmer, Inc.	52,147	4,539,918
Perrigo Co., plc	59,758	3,721,728
Pfizer, Inc.	2,734,684	126,424,441
Phibro Animal Health Corp., Class A	9,728	329,779
Portola Pharmaceuticals, Inc. *	30,831	673,657
PRA Health Sciences, Inc. *	26,777	3,125,947
Prestige Consumer Healthcare, Inc. *	24,312	943,792
Progenics Pharmaceuticals, Inc. *	36,639	190,156
Prothena Corp. plc *	12,880	154,689
PTC Therapeutics, Inc. *	21,754	772,702
Puma Biotechnology, Inc. *	13,238	307,651
Quanterix Corp. *	8,294	155,430
Radius Health, Inc. *	19,952	332,600
Reata Pharmaceuticals, Inc., Class A *	7,264	458,722
Regeneron Pharmaceuticals, Inc. *	35,985	13,157,915
REGENXBIO, Inc. *	14,197	850,542
Repligen Corp. *	18,280	1,182,168
resTORbio, Inc. *(a)	3,337	43,581
Retrophin, Inc. *	18,520	454,481
Revance Therapeutics, Inc. *	16,118	329,452
Rhythm Pharmaceuticals, Inc. *	9,501	280,565

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rocket Pharmaceuticals, Inc. *(a)	10,771	173,521
Rubius Therapeutics, Inc. *	6,273	134,117
Sage Therapeutics, Inc. *	21,495	2,478,159
Sangamo Therapeutics, Inc. *	50,416	623,646
Sarepta Therapeutics, Inc. *	30,844	3,993,373
Seattle Genetics, Inc. *	49,836	3,118,737
Seres Therapeutics, Inc. *	15,959	133,258
SIGA Technologies, Inc. *	18,912	118,011
Solid Biosciences, Inc. *	5,421	169,027
Spark Therapeutics, Inc. *	14,836	625,041
Spectrum Pharmaceuticals, Inc. *	46,773	676,338
Supernus Pharmaceuticals, Inc. *	24,049	1,140,404
Syneos Health, Inc. *	28,474	1,472,675
Synergy Pharmaceuticals, Inc. *	91,824	35,481
Syros Pharmaceuticals, Inc. *	10,450	71,164
TESARO, Inc. *	18,637	864,384
TG Therapeutics, Inc. *	24,279	122,366
The Medicines Co. *	29,759	658,567
TherapeuticsMD, Inc. *(a)	82,838	416,675
Theravance Biopharma, Inc. *	22,060	609,077
Thermo Fisher Scientific, Inc.	188,029	46,922,637
Tricida, Inc. *	7,553	225,457
Ultragenyx Pharmaceutical, Inc. *	21,824	1,171,294
United Therapeutics Corp. *	19,952	2,356,331
Vanda Pharmaceuticals, Inc. *	24,266	607,621
Vertex Pharmaceuticals, Inc. *	118,720	21,463,389
Voyager Therapeutics, Inc. *	10,741	122,447
Waters Corp. *	36,283	7,205,078
WaVe Life Sciences Ltd. *	8,258	395,145
Xencor, Inc. *	21,806	916,070
ZIOPHARM Oncology, Inc. *(a)	58,714	196,692
Zoetis, Inc.	224,891	21,110,518
Zogenix, Inc. *	19,217	789,627
		1,096,058,322

Real Estate 3.9%
Acadia Realty Trust	39,019	1,118,675
Agree Realty Corp.	16,028	954,788
Alexander & Baldwin, Inc. *	30,574	633,799
Alexander's, Inc.	1,999	620,829
Alexandria Real Estate Equities, Inc.	49,365	6,145,942
Altisource Portfolio Solutions S.A. *(a)	4,432	105,216
American Assets Trust, Inc.	21,132	879,514
American Campus Communities, Inc.	60,290	2,642,511
American Finance Trust, Inc.	22,320	308,909
American Homes 4 Rent, Class A	118,635	2,471,167
American Tower Corp.	206,365	33,944,979
Americold Realty Trust	25,528	684,150
Apartment Investment & Management Co., Class A	76,063	3,581,807
Apple Hospitality REIT, Inc.	94,633	1,501,826
Armada Hoffler Properties, Inc.	22,150	336,902
Ashford Hospitality Trust, Inc.	51,242	253,648
AvalonBay Communities, Inc.	64,972	12,381,714
Boston Properties, Inc.	71,579	9,391,165
Braemar Hotels & Resorts, Inc.	15,098	143,431
Brandywine Realty Trust	76,301	1,088,815
Brixmor Property Group, Inc.	134,577	2,220,520
Camden Property Trust	43,245	4,115,194
CareTrust REIT, Inc.	41,392	828,668
CBL & Associates Properties, Inc.	76,194	198,866
CBRE Group, Inc., Class A *	150,444	6,571,394
Cedar Realty Trust, Inc.	31,706	113,825
Chatham Lodging Trust	22,150	442,779
Chesapeake Lodging Trust	28,492	842,508
Colony Capital, Inc.	223,440	1,376,390
Columbia Property Trust, Inc.	60,676	1,302,714
CoreCivic, Inc.	53,669	1,178,035
Security	Number of Shares	Value ($)
CorePoint Lodging, Inc.	23,818	335,119
CoreSite Realty Corp.	16,749	1,632,358
Corporate Office Properties Trust	48,472	1,186,110
Cousins Properties, Inc.	210,806	1,781,311
Crown Castle International Corp.	193,817	22,269,573
CubeSmart	84,168	2,620,992
CyrusOne, Inc.	48,975	2,746,518
DiamondRock Hospitality Co.	93,412	984,562
Digital Realty Trust, Inc.	95,538	10,990,692
Douglas Emmett, Inc.	77,525	2,862,223
Duke Realty Corp.	163,644	4,657,308
Easterly Government Properties, Inc.	33,397	608,493
EastGroup Properties, Inc.	15,792	1,579,516
Empire State Realty Trust, Inc., Class A	60,621	981,454
EPR Properties	32,702	2,316,283
Equinix, Inc.	36,887	14,211,823
Equity Commonwealth	56,170	1,784,521
Equity LifeStyle Properties, Inc.	42,776	4,257,495
Equity Residential	173,059	12,330,454
Essex Property Trust, Inc.	30,851	8,098,696
eXp World Holdings, Inc. *(a)	16,953	183,940
Extra Space Storage, Inc.	58,372	5,602,545
Federal Realty Investment Trust	34,130	4,508,232
First Industrial Realty Trust, Inc.	55,908	1,792,410
Forest City Realty Trust, Inc., Class A	126,200	3,192,860
Forestar Group, Inc. *(a)	5,500	88,220
Four Corners Property Trust, Inc.	36,369	1,008,876
Franklin Street Properties Corp.	64,880	499,576
Front Yard Residential Corp.	32,944	296,825
FRP Holdings, Inc. *	2,100	98,322
Gaming & Leisure Properties, Inc.	94,915	3,267,923
Getty Realty Corp.	13,539	414,158
Gladstone Commercial Corp.	13,290	254,371
Global Net Lease, Inc.	34,375	694,031
Government Properties Income Trust (a)	43,869	386,047
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27,131	619,943
HCP, Inc.	221,176	6,471,610
Healthcare Realty Trust, Inc.	56,922	1,764,582
Healthcare Trust of America, Inc., Class A	92,787	2,609,170
Hersha Hospitality Trust	17,720	338,452
HFF, Inc., Class A	19,740	797,496
Highwoods Properties, Inc.	48,387	2,098,544
Hospitality Properties Trust	73,313	1,967,721
Host Hotels & Resorts, Inc.	342,534	6,508,146
Hudson Pacific Properties, Inc.	72,206	2,228,277
Independence Realty Trust, Inc.	49,901	504,000
Industrial Logistics Properties Trust (a)	6,032	127,094
InfraREIT, Inc.	18,284	418,704
Investors Real Estate Trust	56,020	298,587
Invitation Homes, Inc.	138,591	2,974,163
Iron Mountain, Inc.	133,258	4,526,774
iStar, Inc.	35,821	382,568
JBG SMITH Properties	47,524	1,904,287
Jones Lang LaSalle, Inc.	20,608	2,951,066
Kennedy-Wilson Holdings, Inc.	56,598	1,108,755
Kilroy Realty Corp.	45,942	3,220,075
Kimco Realty Corp.	203,102	3,320,718
Kite Realty Group Trust	46,968	775,442
Lamar Advertising Co., Class A	40,023	3,035,344
LaSalle Hotel Properties (a)	53,481	1,714,601
Lexington Realty Trust	101,089	887,561
Liberty Property Trust	66,198	2,998,107
Life Storage, Inc.	21,265	2,076,315
LTC Properties, Inc.	16,564	769,232
Mack-Cali Realty Corp.	43,311	938,116
Marcus & Millichap, Inc. *	6,886	251,270
MedEquities Realty Trust, Inc.	12,596	86,157

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Medical Properties Trust, Inc.	167,347	2,890,083
Mid-America Apartment Communities, Inc.	51,851	5,369,690
Monmouth Real Estate Investment Corp., Class A	36,543	509,044
National Health Investors, Inc.	17,835	1,390,773
National Retail Properties, Inc.	71,777	3,593,157
National Storage Affiliates Trust	27,635	772,951
New Senior Investment Group, Inc.	38,870	206,400
NexPoint Residential Trust, Inc.	8,212	299,656
NorthStar Realty Europe Corp.	24,718	404,386
Omega Healthcare Investors, Inc.	95,626	3,628,050
One Liberty Properties, Inc.	7,170	189,431
Outfront Media, Inc.	64,221	1,334,512
Paramount Group, Inc.	104,924	1,497,265
Park Hotels & Resorts, Inc.	91,104	2,807,825
Pebblebrook Hotel Trust (a)	14,702	513,394
Pennsylvania Real Estate Investment Trust	36,389	298,026
Physicians Realty Trust	86,715	1,544,394
Piedmont Office Realty Trust, Inc., Class A	65,036	1,205,117
PotlatchDeltic Corp.	31,796	1,179,632
Preferred Apartment Communities, Inc., Class A	21,350	319,396
Prologis, Inc.	294,257	19,815,266
PS Business Parks, Inc.	9,125	1,286,807
Public Storage	69,843	14,894,718
QTS Realty Trust, Inc., Class A	24,641	1,000,178
Rayonier, Inc.	58,454	1,848,900
RE/MAX Holdings, Inc., Class A	9,260	305,302
Realogy Holdings Corp. (a)	60,098	1,157,487
Realty Income Corp.	135,386	8,676,889
Redfin Corp. *(a)	31,254	530,068
Regency Centers Corp.	79,000	5,029,140
Retail Opportunity Investments Corp.	49,943	903,968
Retail Properties of America, Inc., Class A	103,128	1,298,382
Retail Value, Inc. *	6,946	201,365
Rexford Industrial Realty, Inc.	43,004	1,403,651
RLJ Lodging Trust	87,086	1,771,329
RPT Realty	46,857	669,587
Ryman Hospitality Properties, Inc.	24,518	1,817,029
Sabra Health Care REIT, Inc.	88,229	1,701,937
Saul Centers, Inc.	4,303	226,553
SBA Communications Corp. *	53,435	9,127,232
Select Income REIT	41,096	793,153
Senior Housing Properties Trust	111,517	1,534,474
Seritage Growth Properties, Class A (a)	12,118	459,757
Simon Property Group, Inc.	144,973	26,920,036
SITE Centers Corp.	71,314	887,146
SL Green Realty Corp.	40,206	3,876,663
Spirit MTA REIT	21,560	209,779
Spirit Realty Capital, Inc.	199,580	1,480,884
STAG Industrial, Inc.	46,743	1,252,245
STORE Capital Corp.	87,798	2,630,428
Summit Hotel Properties, Inc.	56,740	632,651
Sun Communities, Inc.	41,261	4,295,270
Sunstone Hotel Investors, Inc.	111,546	1,702,192
Tanger Factory Outlet Centers, Inc.	45,488	1,075,791
Taubman Centers, Inc.	27,636	1,463,050
Tejon Ranch Co. *	5,332	96,349
Terreno Realty Corp.	25,026	976,264
The GEO Group, Inc.	60,199	1,399,025
The Howard Hughes Corp. *	18,365	2,034,107
The Macerich Co.	49,995	2,514,249
The RMR Group, Inc., Class A	3,952	255,457
The St. Joe Co. *	25,936	389,040
Security	Number of Shares	Value ($)
Tier REIT, Inc.	28,158	662,839
UDR, Inc.	123,920	5,281,470
UMH Properties, Inc.	10,464	136,346
Uniti Group, Inc.	82,677	1,647,753
Universal Health Realty Income Trust	7,896	554,378
Urban Edge Properties	48,900	975,066
Urstadt Biddle Properties, Inc., Class A	13,242	272,520
Ventas, Inc.	167,036	10,605,116
VEREIT, Inc.	447,628	3,424,354
VICI Properties, Inc.	166,540	3,625,576
Vornado Realty Trust	81,050	5,832,358
Washington Prime Group, Inc.	89,867	561,669
Washington Real Estate Investment Trust	32,513	876,550
Weingarten Realty Investors	55,272	1,595,150
Welltower, Inc.	173,187	12,526,616
Weyerhaeuser Co.	351,646	9,286,971
Whitestone REIT	17,720	249,498
WP Carey, Inc.	74,932	5,076,643
Xenia Hotels & Resorts, Inc.	48,730	990,194
		504,255,441

Retailing 5.9%
1-800-Flowers.com, Inc., Class A *	10,664	133,407
Aaron's, Inc.	33,233	1,555,304
Abercrombie & Fitch Co., Class A	30,701	641,958
Advance Auto Parts, Inc.	34,503	6,131,528
Amazon.com, Inc. *	191,190	323,143,602
America's Car-Mart, Inc. *	2,400	178,104
American Eagle Outfitters, Inc.	78,037	1,633,314
Asbury Automotive Group, Inc. *	8,879	613,716
Ascena Retail Group, Inc. *	83,555	252,336
At Home Group, Inc. *	12,428	354,198
AutoNation, Inc. *	28,864	1,071,720
AutoZone, Inc. *	12,270	9,927,289
Barnes & Noble Education, Inc. *	20,149	134,394
Barnes & Noble, Inc.	22,091	167,229
Bed Bath & Beyond, Inc.	62,866	809,714
Best Buy Co., Inc.	112,856	7,289,369
Big Lots, Inc.	20,304	884,442
Booking Holdings, Inc. *	22,171	41,944,871
Boot Barn Holdings, Inc. *	12,502	283,045
Burlington Stores, Inc. *	31,827	5,275,644
Caleres, Inc.	19,904	601,698
Camping World Holdings, Inc., Class A (a)	13,475	254,273
CarMax, Inc. *	83,522	5,518,299
Carvana Co. *	15,014	649,956
Chico's FAS, Inc.	55,546	299,948
Conn's, Inc. *	10,176	284,012
Core-Mark Holding Co., Inc.	21,534	565,914
Dick's Sporting Goods, Inc.	36,315	1,306,614
Dillard's, Inc., Class A (a)	9,884	685,851
Dollar General Corp.	124,053	13,768,642
Dollar Tree, Inc. *	110,942	9,626,437
DSW, Inc., Class A	33,992	942,938
Duluth Holdings, Inc., Class B *(a)	4,736	148,616
eBay, Inc. *	433,664	12,944,870
Etsy, Inc. *	56,261	3,040,344
Expedia Group, Inc.	55,619	6,718,219
Express, Inc. *	34,051	212,478
Five Below, Inc. *	26,039	2,728,627
Floor & Decor Holdings, Inc., Class A *	25,710	851,772
Foot Locker, Inc.	55,368	3,122,755
GameStop Corp., Class A	44,486	607,679
Genesco, Inc. *	9,660	403,402
Genuine Parts Co.	68,399	7,093,660
GNC Holdings, Inc., Class A *	37,942	108,135
Group 1 Automotive, Inc.	9,912	557,054

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Groupon, Inc. *	206,510	633,986
GrubHub, Inc. *	41,661	3,261,640
Guess?, Inc.	28,461	677,372
Haverty Furniture Cos., Inc.	7,002	143,471
Hibbett Sports, Inc. *	10,360	160,476
J.C. Penney Co., Inc. *(a)	129,655	185,407
Kohl's Corp.	78,836	5,295,414
L Brands, Inc.	107,193	3,549,160
Lands' End, Inc. *	7,032	149,289
Liberty Expedia Holdings, Inc., Class A *	23,948	1,003,661
Liquidity Services, Inc. *	21,898	141,899
Lithia Motors, Inc., Class A	10,842	898,368
LKQ Corp. *	146,421	4,076,361
Lowe's Cos., Inc.	378,694	35,737,353
Lumber Liquidators Holdings, Inc. *	12,434	157,041
Macy's, Inc.	141,472	4,841,172
MarineMax, Inc. *	10,860	230,558
Monro, Inc.	14,459	1,175,806
Murphy USA, Inc. *	13,634	1,104,627
National Vision Holdings, Inc. *	29,270	1,076,258
Nordstrom, Inc.	53,196	2,812,473
Nutrisystem, Inc.	16,215	603,036
O'Reilly Automotive, Inc. *	37,473	12,994,887
Office Depot, Inc.	260,730	842,158
Ollie's Bargain Outlet Holdings, Inc. *	23,962	2,125,429
Overstock.com, Inc. *(a)	8,592	168,060
Party City Holdco, Inc. *	26,138	312,349
Penske Automotive Group, Inc.	16,146	703,966
PetMed Express, Inc.	9,124	219,797
Pier 1 Imports, Inc.	74,915	107,878
Pool Corp.	18,267	2,968,570
Quotient Technology, Inc. *	39,794	489,068
Qurate Retail, Inc. *	195,499	4,343,988
Rent-A-Center, Inc. *	25,916	380,447
RH *	9,098	1,056,642
Ross Stores, Inc.	175,367	15,362,149
Sally Beauty Holdings, Inc. *	58,038	1,225,182
Shoe Carnival, Inc.	4,322	163,933
Shutterfly, Inc. *	15,833	791,492
Shutterstock, Inc.	8,360	319,436
Signet Jewelers Ltd.	24,462	1,289,147
Sleep Number Corp. *	16,440	630,310
Sonic Automotive, Inc., Class A	9,860	155,689
Sportsman's Warehouse Holdings, Inc. *	25,668	115,506
Stamps.com, Inc. *	7,477	1,282,006
Stitch Fix, Inc., Class A *(a)	11,574	316,317
Tailored Brands, Inc.	22,974	526,105
Target Corp.	245,246	17,402,656
The Buckle, Inc. (a)	11,855	226,431
The Cato Corp., Class A	10,652	160,952
The Children's Place, Inc.	7,344	952,076
The Container Store Group, Inc. *	12,790	69,450
The Gap, Inc.	102,346	2,793,022
The Home Depot, Inc.	534,061	96,301,880
The Michaels Cos., Inc. *	45,621	774,188
The TJX Cos., Inc.	585,276	28,590,733
Tiffany & Co.	50,092	4,558,372
Tile Shop Holdings, Inc.	17,347	102,521
Tractor Supply Co.	56,015	5,328,707
Ulta Salon, Cosmetics & Fragrance, Inc. *	26,584	7,916,449
Urban Outfitters, Inc. *	36,909	1,405,864
Vitamin Shoppe, Inc. *	7,441	58,040
Wayfair, Inc., Class A *	27,776	2,949,811
Weyco Group, Inc.	3,518	116,516
Williams-Sonoma, Inc.	37,911	2,146,900
Winmark Corp.	897	133,034
Zumiez, Inc. *	6,532	128,811
		764,389,129

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc. *	19,183	902,368
Advanced Micro Devices, Inc. *	399,371	8,506,602
Amkor Technology, Inc. *	59,480	407,438
Analog Devices, Inc.	173,682	15,964,849
Applied Materials, Inc.	458,739	17,101,790
Aquantia Corp. *	11,593	113,032
Axcelis Technologies, Inc. *	16,612	330,911
Broadcom, Inc.	201,438	47,823,396
Brooks Automation, Inc.	31,584	958,890
Cabot Microelectronics Corp.	13,698	1,472,261
CEVA, Inc. *	11,501	298,911
Cirrus Logic, Inc. *	31,685	1,186,286
Cohu, Inc.	19,889	389,824
Cree, Inc. *	47,960	2,116,954
Cypress Semiconductor Corp.	166,998	2,321,272
Diodes, Inc. *	19,317	672,811
Entegris, Inc.	64,399	1,893,331
First Solar, Inc. *	36,802	1,635,849
FormFactor, Inc. *	36,570	603,039
Ichor Holdings Ltd. *(a)	11,632	211,702
Impinj, Inc. *(a)	9,672	205,433
Inphi Corp. *	21,367	852,330
Integrated Device Technology, Inc. *	59,784	2,866,045
Intel Corp.	2,151,340	106,082,575
KLA-Tencor Corp.	73,645	7,258,451
Kulicke & Soffa Industries, Inc.	35,532	767,491
Lam Research Corp.	73,620	11,555,395
Lattice Semiconductor Corp. *	65,060	381,252
MACOM Technology Solutions Holdings, Inc. *	25,075	445,583
Marvell Technology Group Ltd.	268,629	4,327,613
Maxim Integrated Products, Inc.	129,430	7,237,726
MaxLinear, Inc., Class A *	26,030	531,012
Microchip Technology, Inc.	109,008	8,175,600
Micron Technology, Inc. *	539,871	20,817,426
MKS Instruments, Inc.	25,073	1,967,228
Monolithic Power Systems, Inc.	18,045	2,383,203
Nanometrics, Inc. *	10,263	329,648
NeoPhotonics Corp. *	18,505	142,489
NVIDIA Corp.	283,877	46,394,018
ON Semiconductor Corp. *	196,404	3,767,029
Photronics, Inc. *	31,532	305,860
Power Integrations, Inc.	14,447	915,362
Qorvo, Inc. *	58,408	3,843,831
QUALCOMM, Inc.	566,166	32,984,831
Rambus, Inc. *	47,376	413,119
Rudolph Technologies, Inc. *	13,200	280,104
Semtech Corp. *	30,087	1,604,841
Silicon Laboratories, Inc. *	19,740	1,744,424
Skyworks Solutions, Inc.	84,178	6,125,633
SMART Global Holdings, Inc. *	5,714	195,933
SolarEdge Technologies, Inc. *(a)	20,231	787,593
SunPower Corp. *(a)	24,408	167,195
Synaptics, Inc. *	15,792	607,360
Teradyne, Inc.	87,723	3,130,834
Texas Instruments, Inc.	454,037	45,335,594
Ultra Clean Holdings, Inc. *	13,829	129,993
Universal Display Corp.	19,923	1,829,728
Veeco Instruments, Inc. *	34,524	302,430
Versum Materials, Inc.	47,902	1,659,325
Xilinx, Inc.	117,398	10,856,967
Xperi Corp.	23,688	334,001
		444,954,021

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 10.8%
2U, Inc. *	25,973	1,516,563
8x8, Inc. *	46,429	915,116
A10 Networks, Inc. *	21,124	133,081
Accenture plc, Class A	299,177	49,220,600
ACI Worldwide, Inc. *	53,126	1,534,279
Adobe, Inc. *	228,837	57,412,915
Akamai Technologies, Inc. *	78,960	5,428,500
Alarm.com Holdings, Inc. *	16,144	820,922
Alliance Data Systems Corp.	22,179	4,443,784
Altair Engineering, Inc., Class A *	13,127	424,133
Alteryx, Inc., Class A *	13,748	827,355
ANSYS, Inc. *	39,627	6,420,367
Appfolio, Inc., Class A *	5,244	321,405
Appian Corp. *(a)	11,478	345,029
Apptio, Inc., Class A *	16,089	613,956
Aspen Technology, Inc. *	32,222	2,780,759
Autodesk, Inc. *	101,629	14,685,390
Automatic Data Processing, Inc.	204,763	30,186,161
Avalara, Inc. *(a)	3,433	109,822
Avaya Holdings Corp. *	47,685	742,455
Benefitfocus, Inc. *	11,536	577,954
Black Knight, Inc. *	64,869	2,941,160
Blackbaud, Inc.	22,001	1,611,573
Blackline, Inc. *	17,476	749,196
Booz Allen Hamilton Holding Corp.	66,053	3,389,179
Bottomline Technologies (DE), Inc. *	17,327	954,198
Box, Inc., Class A *	59,428	1,116,652
Broadridge Financial Solutions, Inc.	54,173	5,735,296
CACI International, Inc., Class A *	11,844	1,953,194
Cadence Design Systems, Inc. *	131,100	5,904,744
Carbonite, Inc. *	14,463	409,737
Cardtronics plc, Class A *	16,432	533,054
Cass Information Systems, Inc.	4,562	301,138
CDK Global, Inc.	59,360	2,991,744
Ceridian HCM Holding, Inc. *	16,704	670,164
ChannelAdvisor Corp. *	10,908	117,261
Cision Ltd. *	25,583	320,299
Citrix Systems, Inc. *	60,819	6,627,446
Cloudera, Inc. *	55,537	685,327
Cognizant Technology Solutions Corp., Class A	271,195	19,317,220
CommVault Systems, Inc. *	18,938	1,116,206
Conduent, Inc. *	85,441	1,095,354
ConvergeOne Holdings, Inc.	14,945	187,111
CoreLogic, Inc. *	37,692	1,525,018
Cornerstone OnDemand, Inc. *	25,242	1,378,718
Coupa Software, Inc. *	23,241	1,497,418
CSG Systems International, Inc.	15,792	553,825
Dell Technologies, Inc., Class V *	93,686	9,881,999
DocuSign, Inc. *	9,401	392,586
Dropbox, Inc., Class A *	42,984	1,005,396
DXC Technology Co.	130,390	8,219,786
Ebix, Inc. (a)	11,108	524,520
Ellie Mae, Inc. *	15,765	1,060,512
Endurance International Group Holdings, Inc. *	36,712	304,710
Envestnet, Inc. *	22,245	1,215,467
EPAM Systems, Inc. *	22,947	2,988,847
Euronet Worldwide, Inc. *	23,688	2,785,946
Everbridge, Inc. *	11,527	631,334
Everi Holdings, Inc. *	33,278	223,628
EVERTEC, Inc.	29,659	810,580
Exela Technologies, Inc. *	22,567	102,454
ExlService Holdings, Inc. *	14,562	844,014
Fair Isaac Corp. *	13,410	2,663,628
Fidelity National Information Services, Inc.	154,061	16,630,885
Security	Number of Shares	Value ($)
FireEye, Inc. *	92,365	1,848,224
First Data Corp., Class A *	258,726	4,936,492
Fiserv, Inc. *	189,991	15,033,988
Five9, Inc. *	26,146	1,121,140
FleetCor Technologies, Inc. *	41,352	7,997,477
ForeScout Technologies, Inc. *	12,273	333,212
Fortinet, Inc. *	67,406	4,977,259
Gartner, Inc. *	42,532	6,515,477
Genpact Ltd.	67,643	2,054,994
Global Payments, Inc.	74,331	8,310,949
GoDaddy, Inc., Class A *	77,160	5,035,462
GreenSky, Inc., Class A *	19,765	184,012
GTT Communications, Inc. *(a)	15,033	506,011
Guidewire Software, Inc. *	38,056	3,537,686
Hortonworks, Inc. *	33,911	545,967
HubSpot, Inc. *	17,116	2,379,637
Imperva, Inc. *	14,839	823,713
Instructure, Inc. *	12,952	489,197
Internap Corp. *	11,435	68,267
International Business Machines Corp.	425,890	52,925,350
Intuit, Inc.	121,132	25,986,448
j2 Global, Inc.	22,058	1,628,101
Jack Henry & Associates, Inc.	35,802	5,001,539
Leidos Holdings, Inc.	68,910	4,341,330
LivePerson, Inc. *	27,278	514,736
LiveRamp Holdings, Inc. *	36,591	1,730,754
LogMeIn, Inc.	24,475	2,257,329
Manhattan Associates, Inc. *	29,518	1,462,027
ManTech International Corp., Class A	12,860	724,018
Mastercard, Inc., Class A	425,897	85,635,110
MAXIMUS, Inc.	30,058	2,137,725
Microsoft Corp.	3,578,538	396,824,079
MicroStrategy, Inc., Class A *	3,948	511,819
MINDBODY, Inc., Class A *	14,533	403,436
MoneyGram International, Inc. *	19,148	41,743
MongoDB, Inc. *(a)	11,318	938,262
Monotype Imaging Holdings, Inc.	20,959	361,543
New Relic, Inc. *	20,551	1,791,842
NIC, Inc.	34,288	445,744
Nuance Communications, Inc. *	137,326	2,195,843
Nutanix, Inc., Class A *	33,008	1,475,788
Okta, Inc. *	34,802	2,215,147
OneSpan, Inc. *	13,978	237,207
Oracle Corp.	1,319,869	64,356,812
Paychex, Inc.	149,854	10,603,669
Paycom Software, Inc. *	22,909	3,041,628
Paylocity Holding Corp. *	14,510	973,331
PayPal Holdings, Inc. *	552,558	47,415,002
Pegasystems, Inc.	16,036	865,784
Perficient, Inc. *	13,884	351,404
Perspecta, Inc.	65,762	1,388,236
Pivotal Software, Inc., Class A *	23,741	425,201
Pluralsight, Inc., Class A *	8,653	208,451
Presidio, Inc.	19,978	281,290
Progress Software Corp.	21,030	739,415
Proofpoint, Inc. *	25,875	2,510,134
PROS Holdings, Inc. *	15,915	511,986
PTC, Inc. *	49,809	4,307,980
Q2 Holdings, Inc. *	15,928	864,731
QAD, Inc., Class A	5,154	218,684
Qualys, Inc. *	16,208	1,276,542
Rapid7, Inc. *	17,746	564,323
RealPage, Inc. *	33,634	1,734,842
Red Hat, Inc. *	82,908	14,804,052
RingCentral, Inc., Class A *	32,454	2,690,437
Sabre Corp.	116,041	2,967,168
SailPoint Technologies Holding, Inc. *	30,846	802,921
salesforce.com, Inc. *	353,767	50,503,777
Science Applications International Corp.	18,841	1,309,826

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SendGrid, Inc. *	13,565	618,700
ServiceNow, Inc. *	82,524	15,289,221
Splunk, Inc. *	67,210	7,509,373
SPS Commerce, Inc. *	8,334	710,307
Square, Inc., Class A *	140,214	9,792,546
SS&C Technologies Holdings, Inc.	95,110	4,579,547
Switch, Inc., Class A	14,422	112,059
Sykes Enterprises, Inc. *	16,304	450,316
Symantec Corp.	291,778	6,451,212
Synopsys, Inc. *	68,268	6,276,560
Tableau Software, Inc., Class A *	32,355	4,032,727
Tenable Holdings, Inc. *	4,834	137,672
Teradata Corp. *	56,998	2,144,835
The Rubicon Project, Inc. *	36,030	160,334
The Trade Desk, Inc., Class A *	16,424	2,339,599
The Ultimate Software Group, Inc. *	14,677	3,873,554
The Western Union Co.	213,053	3,990,483
TiVo Corp.	63,330	626,967
Total System Services, Inc.	77,731	6,791,357
Travelport Worldwide Ltd.	61,236	935,686
TTEC Holdings, Inc.	8,548	250,029
Twilio, Inc., Class A *	35,676	3,371,025
Tyler Technologies, Inc. *	18,349	3,536,953
Unisys Corp. *	25,683	347,234
Upland Software, Inc. *	7,079	198,778
Varonis Systems, Inc. *	13,445	778,600
Verint Systems, Inc. *	28,616	1,300,025
VeriSign, Inc. *	49,973	7,798,786
VirnetX Holding Corp. *(a)	39,560	125,405
Virtusa Corp. *	12,764	565,828
Visa, Inc., Class A	829,533	117,553,121
VMware, Inc., Class A *	34,874	5,835,815
WEX, Inc. *	19,455	3,014,941
Workday, Inc., Class A *	67,614	11,088,696
Workiva, Inc. *	10,904	407,919
Worldpay, Inc., Class A *	141,140	12,111,223
Yext, Inc. *	30,146	437,720
Zendesk, Inc. *	49,575	2,946,242
Zscaler, Inc. *	6,207	243,687
		1,416,367,862

Technology Hardware & Equipment 5.4%
3D Systems Corp. *	51,828	641,631
Acacia Communications, Inc. *	13,419	575,407
ADTRAN, Inc.	20,521	255,486
Aerohive Networks, Inc. *	32,391	118,551
Amphenol Corp., Class A	139,099	12,232,366
Anixter International, Inc. *	13,776	881,113
Apple, Inc.	2,140,947	382,330,315
Applied Optoelectronics, Inc. *(a)	9,055	186,442
Arista Networks, Inc. *	23,934	5,707,780
Arlo Technologies, Inc. *(a)	7,858	94,532
ARRIS International plc *	79,286	2,449,937
Arrow Electronics, Inc. *	42,237	3,250,982
Avid Technology, Inc. *	25,283	162,823
Avnet, Inc.	55,898	2,449,450
AVX Corp.	27,694	456,674
Badger Meter, Inc.	12,220	678,210
Belden, Inc.	19,848	1,107,121
Benchmark Electronics, Inc.	21,472	511,892
CalAmp Corp. *	18,417	325,981
Calix, Inc. *	18,728	180,725
Casa Systems, Inc. *	14,184	220,561
CDW Corp.	70,067	6,493,810
Ciena Corp. *	64,710	2,110,840
Cisco Systems, Inc.	2,133,021	102,107,715
Cognex Corp.	81,460	3,585,869
Coherent, Inc. *	11,844	1,636,367
Security	Number of Shares	Value ($)
CommScope Holding Co., Inc. *	88,309	1,598,393
Comtech Telecommunications Corp.	9,670	246,972
Control4 Corp. *	12,679	276,022
Corning, Inc.	377,309	12,156,896
Cray, Inc. *	19,008	498,200
CTS Corp.	17,434	505,760
Daktronics, Inc.	13,996	125,264
Diebold Nixdorf, Inc. (a)	31,650	103,496
Dolby Laboratories, Inc., Class A	30,935	2,177,824
EchoStar Corp., Class A *	23,360	977,382
Electro Scientific Industries, Inc. *	15,335	450,849
Electronics For Imaging, Inc. *	19,740	546,403
ePlus, Inc. *	6,510	532,192
Extreme Networks, Inc. *	47,771	314,333
F5 Networks, Inc. *	28,366	4,878,101
Fabrinet *	15,804	833,345
FARO Technologies, Inc. *	8,760	435,547
Finisar Corp. *	57,162	1,334,733
Fitbit, Inc., Class A *	95,312	525,169
FLIR Systems, Inc.	61,700	2,829,562
Harmonic, Inc. *	37,261	209,407
Hewlett Packard Enterprise Co.	685,885	10,288,275
HP, Inc.	737,879	16,971,217
II-VI, Inc. *	29,548	1,105,686
Infinera Corp. *	71,234	307,019
Insight Enterprises, Inc. *	16,990	757,414
InterDigital, Inc.	16,037	1,206,945
IPG Photonics Corp. *	16,920	2,405,178
Itron, Inc. *	17,627	954,678
Jabil, Inc.	71,968	1,797,041
Juniper Networks, Inc.	160,831	4,617,458
KEMET Corp.	29,010	594,125
Keysight Technologies, Inc. *	86,884	5,371,169
Kimball Electronics, Inc. *	10,952	193,193
Knowles Corp. *	48,572	740,237
Littelfuse, Inc.	11,439	2,188,853
Lumentum Holdings, Inc. *	29,699	1,320,715
Mesa Laboratories, Inc.	1,446	320,058
Methode Electronics, Inc.	16,404	497,041
Motorola Solutions, Inc.	75,192	9,868,950
MTS Systems Corp.	8,331	428,630
National Instruments Corp.	49,651	2,430,913
NCR Corp. *	55,527	1,538,653
NetApp, Inc.	120,703	8,071,410
NETGEAR, Inc. *	15,792	874,877
NetScout Systems, Inc. *	33,998	910,466
Novanta, Inc. *	14,788	960,185
Oclaro, Inc. *	77,964	629,169
OSI Systems, Inc. *	7,998	579,055
Palo Alto Networks, Inc. *	43,487	7,521,077
Park Electrochemical Corp.	7,132	127,021
PC Connection, Inc.	5,394	169,048
Plantronics, Inc.	14,751	675,153
Plexus Corp. *	14,090	860,054
Pure Storage, Inc., Class A *	80,399	1,520,345
Quantenna Communications, Inc. *	16,094	241,088
Ribbon Communications, Inc. *	21,516	114,895
Rogers Corp. *	8,479	1,090,908
Sanmina Corp. *	31,584	854,031
ScanSource, Inc. *	11,571	440,161
Seagate Technology plc	121,930	5,253,964
SYNNEX Corp.	18,841	1,521,222
TE Connectivity Ltd.	161,775	12,445,351
Tech Data Corp. *	16,889	1,519,166
Trimble, Inc. *	114,390	4,350,252
TTM Technologies, Inc. *	45,795	544,503
Ubiquiti Networks, Inc. (a)	10,131	1,104,076
USA Technologies, Inc. *	26,692	132,659
ViaSat, Inc. *	25,569	1,767,841

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Viavi Solutions, Inc. *	109,644	1,111,790
Vishay Intertechnology, Inc.	60,480	1,261,008
Western Digital Corp.	136,399	6,191,151
Xerox Corp.	103,042	2,773,891
Zebra Technologies Corp., Class A *	24,537	4,411,753
		698,239,448

Telecommunication Services 1.9%
AT&T, Inc.	3,386,695	105,800,352
ATN International, Inc.	5,179	437,936
Boingo Wireless, Inc. *	20,549	514,547
CenturyLink, Inc.	443,318	8,334,378
Cincinnati Bell, Inc. *	24,536	304,737
Cogent Communications Holdings, Inc.	20,279	983,329
Consolidated Communications Holdings, Inc.	30,366	417,836
Frontier Communications Corp. (a)	40,660	145,156
Globalstar, Inc. *	260,890	101,095
Gogo, Inc. *	28,128	118,981
Iridium Communications, Inc. *	43,958	1,049,717
ORBCOMM, Inc. *	39,650	375,882
pdvWireless, Inc. *	5,266	228,755
Shenandoah Telecommunications Co.	22,480	1,123,101
Spok Holdings, Inc.	8,264	120,407
Sprint Corp. *	266,906	1,676,170
T-Mobile US, Inc. *	145,795	9,979,668
Telephone & Data Systems, Inc.	44,964	1,606,564
United States Cellular Corp. *	7,430	415,040
Verizon Communications, Inc.	1,926,994	116,197,738
Vonage Holdings Corp. *	97,948	1,037,269
Windstream Holdings, Inc. *	27,688	83,341
Zayo Group Holdings, Inc. *	97,191	2,558,067
		253,610,066

Transportation 2.1%
Air Transport Services Group, Inc. *	28,715	532,089
Alaska Air Group, Inc.	56,556	4,143,292
Allegiant Travel Co.	6,940	932,805
AMERCO	3,601	1,247,566
American Airlines Group, Inc.	191,083	7,673,893
ArcBest Corp.	12,405	499,425
Atlas Air Worldwide Holdings, Inc. *	11,958	636,763
Avis Budget Group, Inc. *	33,224	973,131
C.H. Robinson Worldwide, Inc.	64,657	5,969,781
CSX Corp.	381,263	27,691,132
Daseke, Inc. *	28,344	113,943
Delta Air Lines, Inc.	293,319	17,807,396
Echo Global Logistics, Inc. *	11,034	279,933
Expeditors International of Washington, Inc.	79,986	6,086,135
FedEx Corp.	113,369	25,961,501
Forward Air Corp.	13,656	891,464
Genesee & Wyoming, Inc., Class A *	28,249	2,352,577
Hawaiian Holdings, Inc.	24,552	985,517
Heartland Express, Inc.	20,245	420,084
Hertz Global Holdings, Inc. *	26,311	492,279
Hub Group, Inc., Class A *	15,920	707,485
J.B. Hunt Transport Services, Inc.	40,218	4,277,586
JetBlue Airways Corp. *	147,483	2,878,868
Kansas City Southern	47,400	4,884,570
Kirby Corp. *	25,661	1,958,961
Knight-Swift Transportation Holdings, Inc.	60,786	2,106,843
Landstar System, Inc.	18,428	2,010,126
Macquarie Infrastructure Corp.	34,140	1,423,638
Marten Transport Ltd.	16,550	322,394
Matson, Inc.	20,262	797,310
Security	Number of Shares	Value ($)
Norfolk Southern Corp.	131,061	22,377,355
Old Dominion Freight Line, Inc.	30,860	4,219,488
Ryder System, Inc.	23,688	1,340,030
Saia, Inc. *	11,118	670,527
Schneider National, Inc., Class B	14,943	333,677
SkyWest, Inc.	25,247	1,456,247
Southwest Airlines Co.	240,603	13,139,330
Spirit Airlines, Inc. *	31,809	2,039,593
Union Pacific Corp.	345,539	53,136,987
United Continental Holdings, Inc. *	106,794	10,326,980
United Parcel Service, Inc., Class B	323,695	37,318,796
Universal Logistics Holdings, Inc.	5,118	119,608
Werner Enterprises, Inc.	20,145	682,110
XPO Logistics, Inc. *	58,437	4,433,031
		278,652,246

Utilities 3.1%
AES Corp.	310,400	4,808,096
ALLETE, Inc.	25,143	2,046,137
Alliant Energy Corp.	108,513	4,925,405
Ameren Corp.	112,920	7,748,570
American Electric Power Co., Inc.	230,316	17,904,766
American States Water Co.	15,792	1,059,327
American Water Works Co., Inc.	84,228	8,036,193
Aqua America, Inc.	85,941	2,946,917
AquaVenture Holdings Ltd. *	8,772	164,738
Atmos Energy Corp.	52,915	5,062,378
Avangrid, Inc.	26,597	1,339,957
Avista Corp.	31,290	1,627,706
Black Hills Corp.	26,554	1,758,140
California Water Service Group	20,248	925,739
CenterPoint Energy, Inc.	228,270	6,393,843
Chesapeake Utilities Corp.	8,150	701,226
Clearway Energy, Inc., Class A	15,064	271,604
Clearway Energy, Inc., Class C	36,795	671,877
CMS Energy Corp.	131,029	6,825,301
Connecticut Water Service, Inc.	5,978	415,949
Consolidated Edison, Inc.	144,661	11,623,511
Dominion Energy, Inc.	305,673	22,772,639
DTE Energy Co.	85,510	10,238,967
Duke Energy Corp.	332,780	29,474,325
Edison International	150,957	8,350,941
El Paso Electric Co.	19,740	1,092,609
Entergy Corp.	83,447	7,264,896
Evergy, Inc.	128,033	7,601,319
Eversource Energy	145,923	9,972,378
Exelon Corp.	451,907	20,963,966
FirstEnergy Corp.	226,003	8,549,693
Hawaiian Electric Industries, Inc.	51,288	1,965,356
IDACORP, Inc.	23,688	2,327,109
MDU Resources Group, Inc.	89,124	2,359,112
MGE Energy, Inc.	14,679	970,135
Middlesex Water Co.	7,447	386,052
National Fuel Gas Co.	38,469	2,071,556
New Jersey Resources Corp.	39,480	1,915,964
NextEra Energy, Inc.	220,503	40,067,600
NiSource, Inc.	169,389	4,475,257
Northwest Natural Holding Co.	13,804	915,619
NorthWestern Corp.	21,332	1,364,395
NRG Energy, Inc.	140,576	5,402,336
OGE Energy Corp.	91,394	3,621,030
ONE Gas, Inc.	24,446	2,080,110
Ormat Technologies, Inc.	23,417	1,313,460
Otter Tail Corp.	20,313	993,712
Pattern Energy Group, Inc., Class A	44,000	910,360
PG&E Corp. *	239,976	6,330,567
Pinnacle West Capital Corp.	51,088	4,565,224
PNM Resources, Inc.	35,532	1,535,693

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Portland General Electric Co.	43,707	2,104,492
PPL Corp.	322,310	9,859,463
Public Service Enterprise Group, Inc.	235,922	13,188,040
SCANA Corp.	68,613	3,201,483
Sempra Energy	127,328	14,670,732
SJW Group	8,939	500,942
South Jersey Industries, Inc.	38,258	1,193,650
Southwest Gas Holdings, Inc.	21,571	1,699,148
Spire, Inc.	22,304	1,760,009
TerraForm Power, Inc., Class A	37,062	426,213
The Southern Co.	473,715	22,420,931
UGI Corp.	82,784	4,755,941
Unitil Corp.	9,482	480,737
Vectren Corp.	39,430	2,831,468
Vistra Energy Corp. *	187,259	4,396,841
WEC Energy Group, Inc.	147,883	10,718,560
Xcel Energy, Inc.	238,915	12,531,092
		405,849,502
Total Common Stock
(Cost $10,108,983,681)		13,032,616,778

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	15,456	29,521

Media & Entertainment 0.0%
Media General, Inc. CVR *(c)	42,135	3,586
Total Rights
(Cost $29,521)		33,107

Other Investment Companies 0.5% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (d)	33,067,946	33,067,946

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 2.13% (d)	27,933,701	27,933,701
Total Other Investment Companies
(Cost $61,001,647)		61,001,647

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/21/18	161	22,204,315	154,094
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,885,330.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2018:
	Balance of Shares Held at 8/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	534,013	36,406	(11,537)	558,882	($3,490,073)	$202,595	$72,973

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$13,032,616,778	$—	$—	$13,032,616,778
Rights [1]
Materials	—	—	29,521	29,521
Media & Entertainment	—	—	3,586	3,586
Other Investment Companies[1]	61,001,647	—	—	61,001,647
Futures Contracts[2]	154,094	—	—	154,094
Total	$13,093,772,519	$—	$33,107	$13,093,805,626
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1000 Index® ETF

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Adient plc	1,963	46,484
Aptiv plc	6,087	437,655
Autoliv, Inc.	1,974	169,586
BorgWarner, Inc.	4,845	191,765
Dana, Inc.	3,345	48,536
Delphi Technologies plc	2,056	35,137
Ford Motor Co.	88,949	837,010
Garrett Motion, Inc. *	1,590	18,285
General Motors Co.	29,864	1,133,339
Gentex Corp.	6,146	138,408
Harley-Davidson, Inc.	3,747	158,461
Lear Corp.	1,488	202,740
Tesla, Inc. *	3,080	1,079,478
The Goodyear Tire & Rubber Co.	5,389	124,809
Thor Industries, Inc.	1,183	80,219
Veoneer, Inc. *	2,014	64,952
Visteon Corp. *	681	50,272
		4,817,136

Banks 6.1%
Associated Banc-Corp.	3,855	89,320
Bank of America Corp.	212,174	6,025,742
Bank of Hawaii Corp.	966	77,038
Bank OZK	2,774	75,175
BankUnited, Inc.	2,372	81,929
BB&T Corp.	17,711	905,032
BOK Financial Corp.	725	61,118
Chemical Financial Corp.	1,573	74,246
CIT Group, Inc.	2,400	111,432
Citigroup, Inc.	57,515	3,726,397
Citizens Financial Group, Inc.	10,803	392,797
Comerica, Inc.	3,725	294,945
Commerce Bancshares, Inc.	2,264	142,680
Cullen/Frost Bankers, Inc.	1,453	145,765
East West Bancorp, Inc.	3,268	175,459
Essent Group Ltd. *	2,214	85,372
F.N.B. Corp.	7,289	89,363
Fifth Third Bancorp	15,162	423,475
First Citizens BancShares, Inc., Class A	211	90,618
First Hawaiian, Inc.	2,082	54,174
First Horizon National Corp.	7,630	125,819
First Republic Bank	3,654	362,294
Hancock Whitney Corp.	1,859	74,769
Home BancShares, Inc.	3,512	68,870
Huntington Bancshares, Inc.	25,258	368,514
IBERIABANK Corp.	1,317	98,446
Investors Bancorp, Inc.	5,707	70,082
JPMorgan Chase & Co.	76,744	8,533,165
KeyCorp	23,943	439,115
LendingTree, Inc. *	171	44,518
M&T Bank Corp.	3,282	554,691
MB Financial, Inc.	1,978	90,751
Security	Number of Shares	Value ($)
MGIC Investment Corp. *	8,221	96,268
New York Community Bancorp, Inc.	10,975	116,664
PacWest Bancorp	2,809	113,034
People’s United Financial, Inc.	8,433	142,180
Pinnacle Financial Partners, Inc.	1,618	92,792
Popular, Inc.	2,303	129,889
Prosperity Bancshares, Inc.	1,481	102,767
Radian Group, Inc.	4,829	88,854
Regions Financial Corp.	23,513	386,789
Signature Bank	1,272	156,876
Sterling Bancorp	5,081	98,063
SunTrust Banks, Inc.	10,481	657,054
SVB Financial Group *	1,236	314,945
Synovus Financial Corp.	2,634	99,592
TCF Financial Corp.	3,951	88,858
Texas Capital Bancshares, Inc. *	1,085	64,731
TFS Financial Corp.	1,317	21,098
The PNC Financial Services Group, Inc.	10,599	1,439,132
U.S. Bancorp	34,917	1,901,580
UMB Financial Corp.	1,030	69,700
Umpqua Holdings Corp.	4,829	92,910
United Bankshares, Inc.	2,385	86,265
Valley National Bancorp	7,209	78,001
Webster Financial Corp.	2,129	128,102
Wells Fargo & Co.	98,982	5,372,743
Western Alliance Bancorp *	2,195	102,880
Wintrust Financial Corp.	1,317	101,870
Zions Bancorp NA	4,518	219,846
		36,316,594

Capital Goods 6.7%
3M Co.	13,413	2,788,831
A.O. Smith Corp.	3,257	154,317
Acuity Brands, Inc.	911	118,448
AECOM *	3,718	119,571
AGCO Corp.	1,470	87,730
Air Lease Corp.	2,195	85,298
Allegion plc	2,195	201,040
Allison Transmission Holdings, Inc.	2,722	128,233
AMETEK, Inc.	5,268	386,829
Arconic, Inc.	9,764	209,731
Arcosa, Inc. *	1,090	29,801
Barnes Group, Inc.	1,016	61,011
Beacon Roofing Supply, Inc. *	1,512	52,708
BWX Technologies, Inc.	2,285	103,328
Carlisle Cos., Inc.	1,354	142,874
Caterpillar, Inc.	13,604	1,845,655
Colfax Corp. *	2,195	54,743
Crane Co.	1,175	101,485
Cummins, Inc.	3,433	518,589
Curtiss-Wright Corp.	972	107,309
Deere & Co.	7,377	1,142,550
Donaldson Co., Inc.	2,893	162,124
Dover Corp.	3,386	287,438
Dycom Industries, Inc. *	717	47,508
Eaton Corp. plc	9,858	758,474

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
EMCOR Group, Inc.	1,317	95,957
Emerson Electric Co.	14,337	968,034
Fastenal Co.	6,574	389,575
Flowserve Corp.	3,052	148,053
Fluor Corp.	3,321	135,929
Fortive Corp.	7,040	535,533
Fortune Brands Home & Security, Inc.	3,244	142,087
Gardner Denver Holdings, Inc. *	2,910	72,022
General Dynamics Corp.	6,339	1,172,018
General Electric Co.	198,221	1,486,657
Graco, Inc.	3,756	165,452
Harris Corp.	2,680	383,106
HD Supply Holdings, Inc. *	4,076	162,632
HEICO Corp., Class A	1,646	111,138
Hexcel Corp.	1,971	121,552
Honeywell International, Inc.	16,929	2,484,331
Hubbell, Inc.	1,266	139,463
Huntington Ingalls Industries, Inc.	969	208,819
IDEX Corp.	1,756	241,274
Illinois Tool Works, Inc.	7,032	977,800
Ingersoll-Rand plc	5,558	575,364
ITT, Inc.	2,056	114,005
Jacobs Engineering Group, Inc.	2,734	179,542
JELD-WEN Holding, Inc. *	1,545	29,448
Johnson Controls International plc	21,107	734,101
Kennametal, Inc.	1,881	78,663
L3 Technologies, Inc.	1,781	326,439
Lennox International, Inc.	820	185,246
Lincoln Electric Holdings, Inc.	1,532	131,675
Lockheed Martin Corp.	5,634	1,692,623
Masco Corp.	7,024	222,591
MasTec, Inc. *	1,498	67,545
MSC Industrial Direct Co., Inc., Class A	1,007	89,210
Navistar International Corp. *	1,478	47,355
Nordson Corp.	1,163	140,037
Northrop Grumman Corp.	3,955	1,027,825
nVent Electric plc	3,761	94,100
Oshkosh Corp.	1,699	121,190
Owens Corning	2,516	131,209
PACCAR, Inc.	8,077	502,551
Parker-Hannifin Corp.	3,052	525,066
Pentair plc	3,590	153,293
Quanta Services, Inc. *	3,489	122,464
Raytheon Co.	6,490	1,137,957
Resideo Technologies, Inc. *	2,786	57,475
Rockwell Automation, Inc.	2,813	490,418
Roper Technologies, Inc.	2,354	700,527
Sensata Technologies Holding plc *	3,912	180,969
Snap-on, Inc.	1,288	214,117
Spirit AeroSystems Holdings, Inc., Class A	2,395	196,103
Stanley Black & Decker, Inc.	3,498	457,713
Teledyne Technologies, Inc. *	823	184,829
Terex Corp.	1,457	48,168
Textron, Inc.	5,670	318,314
The Boeing Co.	12,201	4,230,819
The Middleby Corp. *	1,278	154,370
The Timken Co.	1,665	66,850
The Toro Co.	2,375	147,226
TransDigm Group, Inc. *	1,102	398,560
Trinity Industries, Inc.	3,320	79,116
United Rentals, Inc. *	1,938	226,998
United Technologies Corp.	18,507	2,254,884
Univar, Inc. *	2,678	58,005
USG Corp.	2,065	88,878
Valmont Industries, Inc.	510	66,575
W.W. Grainger, Inc.	1,037	325,659
WABCO Holdings, Inc. *	1,173	142,461
Wabtec Corp.	1,971	186,457
Watsco, Inc.	741	113,892
Security	Number of Shares	Value ($)
Woodward, Inc.	1,274	106,608
Xylem, Inc.	4,050	295,569
		40,058,116

Commercial & Professional Services 0.8%
Cintas Corp.	1,971	369,326
Copart, Inc. *	4,675	239,267
CoStar Group, Inc. *	828	305,855
Deluxe Corp.	1,125	56,644
Equifax, Inc.	2,738	281,110
Healthcare Services Group, Inc.	1,618	76,370
IHS Markit Ltd. *	8,167	435,873
KAR Auction Services, Inc.	3,073	175,591
ManpowerGroup, Inc.	1,472	119,497
Nielsen Holdings plc	8,065	219,126
Republic Services, Inc.	4,966	384,070
Robert Half International, Inc.	2,829	174,917
Rollins, Inc.	2,287	145,362
Stericycle, Inc. *	1,910	91,814
The Brink’s Co.	1,142	80,876
The Dun & Bradstreet Corp.	849	121,865
TransUnion	4,230	273,131
Verisk Analytics, Inc. *	3,781	466,273
Waste Management, Inc.	8,987	842,531
		4,859,498

Consumer Durables & Apparel 1.1%
Brunswick Corp.	2,027	107,512
Carter’s, Inc.	1,037	95,923
Columbia Sportswear Co.	687	62,744
D.R. Horton, Inc.	7,779	289,534
Garmin Ltd.	2,799	186,581
Hanesbrands, Inc.	8,148	129,635
Hasbro, Inc.	2,634	239,694
Leggett & Platt, Inc.	2,911	112,772
Lennar Corp., Class A	6,603	282,146
Lululemon Athletica, Inc. *	2,469	327,266
Mattel, Inc. *	7,718	107,280
Michael Kors Holdings Ltd. *	3,345	146,344
Mohawk Industries, Inc. *	1,458	186,712
Newell Brands, Inc.	9,857	230,654
NIKE, Inc., Class B	29,219	2,194,931
NVR, Inc. *	77	188,650
Polaris Industries, Inc.	1,371	132,987
PulteGroup, Inc.	5,914	156,839
PVH Corp.	1,756	194,056
Ralph Lauren Corp.	1,276	142,146
Skechers U.S.A., Inc., Class A *	3,073	82,971
Tapestry, Inc.	6,617	257,600
Toll Brothers, Inc.	3,146	103,724
VF Corp.	7,398	601,383
Whirlpool Corp.	1,508	190,204
		6,750,288

Consumer Services 2.1%
Aramark	5,561	211,652
Boyd Gaming Corp.	1,835	45,545
Bright Horizons Family Solutions, Inc. *	1,334	162,321
Caesars Entertainment Corp. *	13,701	116,733
Carnival Corp.	9,219	555,813
Chipotle Mexican Grill, Inc. *	559	264,524
Choice Hotels International, Inc.	800	62,296
Churchill Downs, Inc.	272	75,551
Cracker Barrel Old Country Store, Inc.	549	99,265
Darden Restaurants, Inc.	2,837	313,602
Domino’s Pizza, Inc.	956	265,118

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dunkin’ Brands Group, Inc.	1,864	137,936
Extended Stay America, Inc.	4,390	79,898
frontdoor, Inc. *	1,722	40,105
Grand Canyon Education, Inc. *	1,092	133,617
H&R Block, Inc.	4,637	125,245
Hilton Grand Vacations, Inc. *	2,226	71,366
Hilton Worldwide Holdings, Inc.	6,835	516,316
Las Vegas Sands Corp.	8,409	461,990
Marriott International, Inc., Class A	6,544	752,756
Marriott Vacations Worldwide Corp.	943	76,572
McDonald’s Corp.	17,713	3,339,078
MGM Resorts International	11,629	313,518
Norwegian Cruise Line Holdings Ltd. *	4,646	238,433
Royal Caribbean Cruises Ltd.	3,905	441,538
Scientific Games Corp., Class A *	1,203	23,434
Service Corp. International	4,209	194,456
ServiceMaster Global Holdings, Inc. *	3,073	136,042
Six Flags Entertainment Corp.	1,584	97,194
Starbucks Corp.	28,411	1,895,582
Texas Roadhouse, Inc.	1,469	96,998
The Wendy’s Co.	4,307	77,224
Vail Resorts, Inc.	912	254,612
Weight Watchers International, Inc. *	896	44,818
Wyndham Destinations, Inc.	2,195	91,027
Wyndham Hotels & Resorts, Inc.	2,302	115,399
Wynn Resorts Ltd.	2,220	242,868
Yum! Brands, Inc.	7,208	664,722
		12,835,164

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	1,213	134,789
AGNC Investment Corp.	11,871	210,117
Ally Financial, Inc.	9,547	254,714
American Express Co.	16,078	1,805,077
Ameriprise Financial, Inc.	3,255	422,336
Annaly Capital Management, Inc.	29,817	299,363
Berkshire Hathaway, Inc., Class B *	44,470	9,705,133
BGC Partners, Inc., Class A	6,192	65,264
BlackRock, Inc.	2,807	1,201,424
Capital One Financial Corp.	10,917	979,037
Cboe Global Markets, Inc.	2,546	274,001
CME Group, Inc.	8,082	1,536,227
Credit Acceptance Corp. *	281	115,047
Discover Financial Services	7,748	552,432
E*TRADE Financial Corp.	5,983	312,851
Eaton Vance Corp.	2,801	114,085
Evercore, Inc., Class A	909	75,047
FactSet Research Systems, Inc.	878	205,882
Franklin Resources, Inc.	7,044	238,721
Interactive Brokers Group, Inc., Class A	1,727	99,907
Intercontinental Exchange, Inc.	13,046	1,066,119
Invesco Ltd.	9,307	189,397
Janus Henderson Group plc	3,817	89,318
Jefferies Financial Group, Inc.	6,650	145,302
Lazard Ltd., Class A	2,901	116,388
Legg Mason, Inc.	1,974	57,187
LPL Financial Holdings, Inc.	2,033	130,458
MarketAxess Holdings, Inc.	852	185,506
Moody’s Corp.	3,800	604,466
Morgan Stanley	30,349	1,347,192
Morningstar, Inc.	439	51,863
MSCI, Inc.	2,033	319,364
Nasdaq, Inc.	2,634	240,537
Navient Corp.	5,352	61,548
New Residential Investment Corp.	8,421	144,841
Northern Trust Corp.	5,093	505,378
OneMain Holdings, Inc. *	1,612	47,183
Raymond James Financial, Inc.	2,960	236,001
Security	Number of Shares	Value ($)
S&P Global, Inc.	5,737	1,049,068
Santander Consumer USA Holdings, Inc.	2,634	51,231
SEI Investments Co.	3,027	162,550
SLM Corp. *	9,658	99,188
Starwood Property Trust, Inc.	6,284	140,573
State Street Corp.	8,658	632,207
Stifel Financial Corp.	1,537	74,191
Synchrony Financial	15,498	402,638
T. Rowe Price Group, Inc.	5,556	552,044
TD Ameritrade Holding Corp.	6,156	331,254
The Bank of New York Mellon Corp.	20,972	1,076,073
The Charles Schwab Corp. (a)	27,302	1,223,130
The Goldman Sachs Group, Inc.	8,028	1,530,859
Voya Financial, Inc.	3,669	164,922
		31,629,430

Energy 5.3%
Anadarko Petroleum Corp.	11,586	612,899
Antero Resources Corp. *	5,025	65,978
Apache Corp.	8,810	309,495
Apergy Corp. *	1,778	60,950
Baker Hughes a GE Co.	11,563	263,868
Cabot Oil & Gas Corp.	10,166	255,777
Centennial Resource Development, Inc., Class A *	4,263	66,162
Cheniere Energy, Inc. *	5,082	310,612
Chesapeake Energy Corp. *	20,194	58,966
Chevron Corp.	43,734	5,201,722
Cimarex Energy Co.	2,195	179,946
Concho Resources, Inc. *	4,579	596,827
ConocoPhillips	26,485	1,752,777
Continental Resources, Inc. *	1,936	88,514
Core Laboratories N.V.	995	82,694
Devon Energy Corp.	10,681	288,707
Diamondback Energy, Inc.	3,434	379,098
EOG Resources, Inc.	13,256	1,369,477
EQT Corp.	5,949	111,306
Equitrans Midstream Corp. *	4,917	109,747
Exxon Mobil Corp.	96,630	7,682,085
Halliburton Co.	19,913	625,866
Helmerich & Payne, Inc.	2,476	150,046
Hess Corp.	5,712	307,820
HollyFrontier Corp.	3,640	227,391
Kinder Morgan, Inc.	43,214	737,663
KLX Energy Services Holdings, Inc. *	457	9,227
Marathon Oil Corp.	19,443	324,504
Marathon Petroleum Corp.	15,299	996,883
Murphy Oil Corp.	3,682	117,456
National Oilwell Varco, Inc.	8,671	278,426
Newfield Exploration Co. *	4,723	80,055
Noble Energy, Inc.	10,975	260,546
Occidental Petroleum Corp.	17,387	1,221,784
ONEOK, Inc.	9,325	572,835
Parsley Energy, Inc., Class A *	5,949	119,753
Patterson-UTI Energy, Inc.	5,026	69,761
PBF Energy, Inc., Class A	2,863	110,741
PDC Energy, Inc. *	1,485	50,401
Peabody Energy Corp.	1,884	58,668
Phillips 66	9,718	908,827
Pioneer Natural Resources Co.	3,910	577,702
Range Resources Corp.	4,688	68,210
RPC, Inc.	1,417	18,534
Schlumberger Ltd.	31,591	1,424,754
Targa Resources Corp.	5,087	227,033
TechnipFMC plc	9,873	227,968
The Williams Cos., Inc.	27,496	696,199
Transocean Ltd. *	9,784	90,796
Valero Energy Corp.	9,767	780,383

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weatherford International plc *	21,950	12,555
WPX Energy, Inc. *	9,070	126,527
		31,326,921

Food & Staples Retailing 1.5%
Casey’s General Stores, Inc.	850	110,049
Costco Wholesale Corp.	10,011	2,315,344
Sysco Corp.	10,885	733,649
The Kroger Co.	18,133	537,825
US Foods Holding Corp. *	5,055	167,725
Walgreens Boots Alliance, Inc.	19,196	1,625,325
Walmart, Inc.	32,758	3,198,819
		8,688,736

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	43,015	2,358,513
Archer-Daniels-Midland Co.	12,749	586,709
Brown-Forman Corp., Class B	3,927	187,396
Bunge Ltd.	3,193	182,225
Campbell Soup Co.	4,390	172,088
Conagra Brands, Inc.	10,728	346,944
Constellation Brands, Inc., Class A	3,819	747,607
Flowers Foods, Inc.	4,192	82,960
General Mills, Inc.	13,558	573,639
Hormel Foods Corp.	6,146	277,123
Ingredion, Inc.	1,624	169,643
Kellogg Co.	5,777	367,706
Keurig Dr Pepper, Inc.	4,041	109,107
Lamb Weston Holdings, Inc.	3,341	256,255
McCormick & Co., Inc. Non-Voting Shares	2,773	415,950
Molson Coors Brewing Co., Class B	4,318	283,995
Mondelez International, Inc., Class A	33,378	1,501,342
Monster Beverage Corp. *	9,088	542,372
National Beverage Corp.	280	24,436
PepsiCo, Inc.	32,271	3,935,126
Philip Morris International, Inc.	35,479	3,069,998
Pilgrim’s Pride Corp. *	1,448	28,728
Post Holdings, Inc. *	1,483	143,480
Seaboard Corp.	7	26,054
The Coca-Cola Co.	87,318	4,400,827
The Hain Celestial Group, Inc. *	1,903	39,392
The Hershey Co.	3,166	342,878
The J.M. Smucker Co.	2,593	270,994
The Kraft Heinz Co.	14,273	729,636
Tyson Foods, Inc., Class A	6,733	396,910
		22,570,033

Health Care Equipment & Services 6.6%
Abbott Laboratories	40,054	2,965,999
ABIOMED, Inc. *	1,027	341,662
Align Technology, Inc. *	1,691	388,744
AmerisourceBergen Corp.	3,682	327,330
Anthem, Inc.	5,913	1,715,184
athenahealth, Inc. *	915	121,787
Baxter International, Inc.	11,330	776,672
Becton Dickinson & Co.	6,088	1,538,742
Boston Scientific Corp. *	31,678	1,193,310
Cantel Medical Corp.	829	71,195
Cardinal Health, Inc.	7,062	387,209
Centene Corp. *	4,666	663,739
Cerner Corp. *	7,581	439,016
Chemed Corp.	367	116,258
Cigna Corp.	5,538	1,237,078
CVS Health Corp.	29,526	2,367,971
Danaher Corp.	14,089	1,543,309
DaVita, Inc. *	2,858	188,799
Security	Number of Shares	Value ($)
DENTSPLY SIRONA, Inc.	5,037	190,298
DexCom, Inc. *	2,010	260,476
Edwards Lifesciences Corp. *	4,795	776,838
Encompass Health Corp.	2,265	170,351
Express Scripts Holding Co. *	12,822	1,301,048
HCA Healthcare, Inc.	6,150	885,539
Henry Schein, Inc. *	3,488	311,130
Hill-Rom Holdings, Inc.	1,472	142,725
Hologic, Inc. *	6,146	272,944
Humana, Inc.	3,130	1,031,241
ICU Medical, Inc. *	380	91,386
IDEXX Laboratories, Inc. *	1,973	402,018
Insulet Corp. *	1,412	118,509
Integra LifeSciences Holdings Corp. *	1,554	83,341
Intuitive Surgical, Inc. *	2,604	1,382,385
Laboratory Corp. of America Holdings *	2,304	335,555
LivaNova plc *	1,108	112,119
Masimo Corp. *	1,101	121,572
McKesson Corp.	4,568	568,716
Medidata Solutions, Inc. *	1,349	104,156
MEDNAX, Inc. *	2,053	82,531
Medtronic plc	30,785	3,002,461
Molina Healthcare, Inc. *	1,436	200,624
Patterson Cos., Inc.	1,756	44,550
Quest Diagnostics, Inc.	3,123	276,604
ResMed, Inc.	3,215	359,405
STERIS plc	1,942	231,253
Stryker Corp.	7,080	1,242,257
Teleflex, Inc.	1,031	283,958
The Cooper Cos., Inc.	1,115	310,895
UnitedHealth Group, Inc.	21,981	6,184,574
Universal Health Services, Inc., Class B	1,932	266,597
Varian Medical Systems, Inc. *	2,096	258,625
Veeva Systems, Inc., Class A *	2,806	269,825
WellCare Health Plans, Inc. *	1,128	287,505
West Pharmaceutical Services, Inc.	1,689	185,047
Zimmer Biomet Holdings, Inc.	4,620	540,632
		39,073,694

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	5,604	370,929
Colgate-Palmolive Co.	19,755	1,254,838
Coty, Inc., Class A	10,264	85,602
Energizer Holdings, Inc.	1,349	60,476
Herbalife Nutrition Ltd. *	2,442	139,804
Kimberly-Clark Corp.	7,961	918,461
Nu Skin Enterprises, Inc., Class A	1,316	86,816
Spectrum Brands Holdings, Inc.	1,005	49,627
The Clorox Co.	2,915	482,782
The Estee Lauder Cos., Inc., Class A	5,111	729,135
The Procter & Gamble Co.	56,789	5,367,128
		9,545,598

Insurance 2.6%
Aflac, Inc.	17,498	800,359
Alleghany Corp.	338	213,288
American Financial Group, Inc.	1,562	159,886
American International Group, Inc.	20,233	875,077
Aon plc	5,505	908,931
Arch Capital Group Ltd. *	9,291	265,908
Arthur J. Gallagher & Co.	4,188	322,769
Assurant, Inc.	1,204	117,077
Assured Guaranty Ltd.	2,419	98,744
Athene Holding Ltd., Class A *	2,841	123,555
Axis Capital Holdings Ltd.	1,846	102,176
Brighthouse Financial, Inc. *	2,847	114,620
Brown & Brown, Inc.	5,467	158,652

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chubb Ltd.	10,597	1,417,243
Cincinnati Financial Corp.	3,451	282,050
CNA Financial Corp.	597	28,011
CNO Financial Group, Inc.	3,719	68,058
Erie Indemnity Co., Class A	439	60,077
Everest Re Group Ltd.	940	208,755
Fidelity National Financial, Inc.	6,286	211,210
First American Financial Corp.	2,586	124,981
Lincoln National Corp.	5,037	317,180
Loews Corp.	6,243	300,039
Markel Corp. *	313	358,116
Marsh & McLennan Cos., Inc.	11,521	1,021,913
MetLife, Inc.	22,831	1,018,948
Old Republic International Corp.	6,347	143,125
Primerica, Inc.	969	115,195
Principal Financial Group, Inc.	6,076	299,668
Prudential Financial, Inc.	9,577	897,940
Reinsurance Group of America, Inc.	1,429	213,464
RenaissanceRe Holdings Ltd.	920	122,001
The Allstate Corp.	7,869	701,836
The Hanover Insurance Group, Inc.	945	108,401
The Hartford Financial Services Group, Inc.	8,142	359,795
The Progressive Corp.	13,354	885,237
The Travelers Cos., Inc.	6,093	794,344
Torchmark Corp.	2,350	203,064
Unum Group	4,996	179,406
W.R. Berkley Corp.	2,195	172,922
Willis Towers Watson plc	2,974	474,204
		15,348,225

Materials 2.9%
Air Products & Chemicals, Inc.	5,006	805,315
Albemarle Corp.	2,473	238,199
Alcoa Corp. *	4,338	137,992
AptarGroup, Inc.	1,442	150,040
Ashland Global Holdings, Inc.	1,417	116,038
Avery Dennison Corp.	2,032	195,885
Axalta Coating Systems Ltd. *	5,041	126,176
Ball Corp.	7,866	386,299
Bemis Co., Inc.	2,003	97,666
Berry Global Group, Inc. *	2,931	147,488
Cabot Corp.	1,396	68,683
Celanese Corp., Series A	3,073	310,158
CF Industries Holdings, Inc.	5,268	222,257
Crown Holdings, Inc. *	3,073	157,583
DowDuPont, Inc.	52,681	3,047,596
Eagle Materials, Inc.	1,047	76,431
Eastman Chemical Co.	3,181	250,726
Ecolab, Inc.	5,794	929,879
FMC Corp.	3,073	254,260
Freeport-McMoRan, Inc.	33,011	394,151
Graphic Packaging Holding Co.	7,024	84,218
Huntsman Corp.	5,077	102,657
International Flavors & Fragrances, Inc.	2,277	322,492
International Paper Co.	9,329	430,907
Linde plc	12,576	2,000,213
Louisiana-Pacific Corp.	3,274	74,844
LyondellBasell Industries N.V., Class A	7,279	679,204
Martin Marietta Materials, Inc.	1,423	271,352
NewMarket Corp.	205	86,198
Newmont Mining Corp.	12,128	392,220
Nucor Corp.	7,272	439,302
Olin Corp.	3,699	79,639
Owens-Illinois, Inc. *	3,719	68,392
Packaging Corp. of America	2,159	211,193
PPG Industries, Inc.	5,513	602,736
Reliance Steel & Aluminum Co.	1,680	135,156
Royal Gold, Inc.	1,474	107,823
Security	Number of Shares	Value ($)
RPM International, Inc.	3,073	202,664
Sealed Air Corp.	3,648	133,261
Sonoco Products Co.	2,285	131,479
Steel Dynamics, Inc.	5,268	185,434
The Chemours Co.	4,035	114,917
The Mosaic Co.	8,060	290,160
The Scotts Miracle-Gro Co., Class A	944	71,725
The Sherwin-Williams Co.	1,869	792,587
United States Steel Corp.	3,951	91,110
Valvoline, Inc.	4,390	92,585
Vulcan Materials Co.	3,037	321,041
W.R. Grace & Co.	1,509	96,335
Westlake Chemical Corp.	841	60,964
Westrock Co.	5,877	276,866
		17,062,496

Media & Entertainment 7.4%
Activision Blizzard, Inc.	17,475	871,653
Alphabet, Inc., Class A *	6,820	7,567,813
Alphabet, Inc., Class C *	7,023	7,686,182
Altice USA, Inc., Class A	2,646	46,808
Cable One, Inc.	114	102,519
CBS Corp., Class B Non-Voting Shares	7,689	416,590
Charter Communications, Inc., Class A *	4,065	1,338,198
Cinemark Holdings, Inc.	2,423	92,971
Comcast Corp., Class A	104,408	4,072,956
Discovery, Inc., Class A *	3,678	112,988
Discovery, Inc., Class C *	8,174	228,300
DISH Network Corp., Class A *	5,344	175,069
Electronic Arts, Inc. *	6,935	583,025
Facebook, Inc., Class A *	55,027	7,737,346
GCI Liberty, Inc., Class A *	2,277	109,000
IAC/InterActiveCorp *	1,758	312,854
Liberty Broadband Corp., Class C *	3,468	294,260
Liberty Global plc, Class A *	4,728	117,396
Liberty Global plc, Class C *	13,436	326,360
Liberty Media Corp. — Liberty Formula One, Class C *	4,519	134,757
Liberty Media Corp. — Liberty SiriusXM, Class A *	1,831	72,855
Liberty Media Corp. — Liberty SiriusXM, Class C *	3,836	153,900
Lions Gate Entertainment Corp., Class B	2,342	42,226
Live Nation Entertainment, Inc. *	3,166	176,283
Netflix, Inc. *	9,949	2,846,707
News Corp., Class A	8,791	114,107
Nexstar Media Group, Inc., Class A	1,013	83,714
Omnicom Group, Inc.	5,166	397,627
Sirius XM Holdings, Inc.	29,060	181,044
Snap, Inc., Class A *	15,669	102,005
Take-Two Interactive Software, Inc. *	2,596	284,703
The Interpublic Group of Cos., Inc.	8,780	206,330
The Madison Square Garden Co., Class A *	393	106,118
The Walt Disney Co.	33,901	3,915,227
Tribune Media Co., Class A	1,826	73,515
TripAdvisor, Inc. *	2,316	148,363
Twenty-First Century Fox, Inc., Class A	23,982	1,186,390
Twenty-First Century Fox, Inc., Class B	11,126	545,508
Twitter, Inc. *	16,366	514,711
Viacom, Inc., Class B	8,062	248,793
Yelp, Inc. *	1,756	59,125
Zillow Group, Inc., Class C *	2,516	91,960
		43,878,256

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	34,575	3,259,385
Agilent Technologies, Inc.	7,294	527,721
Akorn, Inc. *	2,361	16,196
Alexion Pharmaceuticals, Inc. *	5,082	625,848
Alkermes plc *	3,512	127,977
Allergan plc	7,286	1,140,988
Alnylam Pharmaceuticals, Inc. *	2,065	167,595
Amgen, Inc.	14,753	3,072,312
Bio-Rad Laboratories, Inc., Class A *	447	122,684
Bio-Techne Corp.	857	138,337
Biogen, Inc. *	4,603	1,536,113
BioMarin Pharmaceutical, Inc. *	4,035	387,481
Bluebird Bio, Inc. *	1,240	152,384
Bristol-Myers Squibb Co.	37,159	1,986,520
Bruker Corp.	2,350	77,879
Catalent, Inc. *	3,204	127,039
Celgene Corp. *	16,030	1,157,687
Charles River Laboratories International, Inc. *	1,085	146,312
Eli Lilly & Co.	21,809	2,587,420
Exact Sciences Corp. *	2,825	220,294
Exelixis, Inc. *	6,759	137,275
FibroGen, Inc. *	1,774	76,921
Gilead Sciences, Inc.	29,557	2,126,331
Illumina, Inc. *	3,370	1,137,375
Incyte Corp. *	4,012	257,771
Ionis Pharmaceuticals, Inc. *	3,123	182,040
IQVIA Holdings, Inc. *	3,702	463,009
Jazz Pharmaceuticals plc *	1,367	206,690
Johnson & Johnson	61,186	8,988,223
Merck & Co., Inc.	60,627	4,810,146
Mettler-Toledo International, Inc. *	584	371,809
Mylan N.V. *	11,836	400,767
Nektar Therapeutics *	3,992	161,237
Neurocrine Biosciences, Inc. *	2,065	182,278
PerkinElmer, Inc.	2,564	223,222
Perrigo Co., plc	2,839	176,813
Pfizer, Inc.	133,685	6,180,258
PRA Health Sciences, Inc. *	1,331	155,381
Regeneron Pharmaceuticals, Inc. *	1,759	643,178
Sage Therapeutics, Inc. *	1,068	123,130
Sarepta Therapeutics, Inc. *	1,506	194,982
Seattle Genetics, Inc. *	2,390	149,566
Syneos Health, Inc. *	1,402	72,511
Thermo Fisher Scientific, Inc.	9,204	2,296,858
United Therapeutics Corp. *	970	114,557
Vertex Pharmaceuticals, Inc. *	5,823	1,052,740
Waters Corp. *	1,763	350,097
Zoetis, Inc.	10,975	1,030,223
		49,843,560

Real Estate 3.6%
Alexandria Real Estate Equities, Inc.	2,405	299,422
American Campus Communities, Inc.	3,073	134,690
American Homes 4 Rent, Class A	5,836	121,564
American Tower Corp.	10,064	1,655,427
Apartment Investment & Management Co., Class A	3,512	165,380
Apple Hospitality REIT, Inc.	4,829	76,636
AvalonBay Communities, Inc.	3,145	599,343
Boston Properties, Inc.	3,512	460,774
Brixmor Property Group, Inc.	6,905	113,932
Camden Property Trust	2,116	201,359
CBRE Group, Inc., Class A *	7,288	318,340
Colony Capital, Inc.	11,505	70,871
CoreSite Realty Corp.	830	80,892
Cousins Properties, Inc.	9,277	78,391
Security	Number of Shares	Value ($)
Crown Castle International Corp.	9,487	1,090,056
CubeSmart	4,230	131,722
CyrusOne, Inc.	2,470	138,518
Digital Realty Trust, Inc.	4,689	539,423
Douglas Emmett, Inc.	3,631	134,056
Duke Realty Corp.	8,163	232,319
EPR Properties	1,638	116,020
Equinix, Inc.	1,811	697,742
Equity Commonwealth	2,784	88,448
Equity LifeStyle Properties, Inc.	2,052	204,236
Equity Residential	8,416	599,640
Essex Property Trust, Inc.	1,494	392,190
Extra Space Storage, Inc.	2,873	275,751
Federal Realty Investment Trust	1,655	218,609
First Industrial Realty Trust, Inc.	2,891	92,685
Forest City Realty Trust, Inc., Class A	6,146	155,494
Gaming & Leisure Properties, Inc.	4,596	158,240
HCP, Inc.	10,780	315,423
Healthcare Realty Trust, Inc.	2,887	89,497
Healthcare Trust of America, Inc., Class A	4,690	131,883
Highwoods Properties, Inc.	2,397	103,958
Hospitality Properties Trust	3,756	100,811
Host Hotels & Resorts, Inc.	16,912	321,328
Hudson Pacific Properties, Inc.	3,701	114,213
Invitation Homes, Inc.	6,768	145,241
Iron Mountain, Inc.	6,549	222,469
JBG SMITH Properties	2,578	103,300
Jones Lang LaSalle, Inc.	1,057	151,362
Kilroy Realty Corp.	2,305	161,557
Kimco Realty Corp.	9,658	157,908
Lamar Advertising Co., Class A	1,964	148,950
Liberty Property Trust	3,333	150,952
Life Storage, Inc.	1,047	102,229
Medical Properties Trust, Inc.	8,372	144,584
Mid-America Apartment Communities, Inc.	2,569	266,046
National Retail Properties, Inc.	3,512	175,811
Omega Healthcare Investors, Inc.	4,602	174,600
Paramount Group, Inc.	4,655	66,427
Park Hotels & Resorts, Inc.	4,597	141,680
Prologis, Inc.	14,380	968,349
Public Storage	3,407	726,577
Rayonier, Inc.	2,871	90,810
Realogy Holdings Corp.	2,982	57,433
Realty Income Corp.	6,606	423,378
Regency Centers Corp.	3,816	242,927
RLJ Lodging Trust	3,993	81,218
Ryman Hospitality Properties, Inc.	1,227	90,933
SBA Communications Corp. *	2,602	444,448
Senior Housing Properties Trust	5,637	77,565
Simon Property Group, Inc.	7,057	1,310,414
SL Green Realty Corp.	1,997	192,551
Spirit MTA REIT	967	9,409
Spirit Realty Capital, Inc.	10,097	74,920
STORE Capital Corp.	4,117	123,345
Sun Communities, Inc.	1,987	206,847
Sunstone Hotel Investors, Inc.	5,322	81,214
Taubman Centers, Inc.	1,396	73,904
The Howard Hughes Corp. *	930	103,007
The Macerich Co.	2,404	120,897
UDR, Inc.	6,146	261,942
Ventas, Inc.	8,151	517,507
VEREIT, Inc.	21,511	164,559
Vornado Realty Trust	3,951	284,314
Weingarten Realty Investors	2,634	76,017
Welltower, Inc.	8,450	611,188
Weyerhaeuser Co.	17,403	459,613
WP Carey, Inc.	3,683	249,523
		21,257,208

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 5.9%
Advance Auto Parts, Inc.	1,685	299,441
Amazon.com, Inc. *	9,348	15,799,709
AutoNation, Inc. *	1,326	49,234
AutoZone, Inc. *	602	487,060
Best Buy Co., Inc.	5,579	360,348
Booking Holdings, Inc. *	1,084	2,050,798
Burlington Stores, Inc. *	1,543	255,768
CarMax, Inc. *	4,042	267,055
Dollar General Corp.	6,063	672,932
Dollar Tree, Inc. *	5,444	472,376
eBay, Inc. *	21,237	633,924
Expedia Group, Inc.	2,702	326,375
Five Below, Inc. *	1,237	129,625
Floor & Decor Holdings, Inc., Class A *	1,212	40,154
Foot Locker, Inc.	2,701	152,336
Genuine Parts Co.	3,318	344,110
GrubHub, Inc. *	2,072	162,217
Kohl’s Corp.	3,775	253,567
L Brands, Inc.	5,133	169,954
LKQ Corp. *	7,178	199,835
Lowe’s Cos., Inc.	18,550	1,750,563
Macy’s, Inc.	6,890	235,776
Nordstrom, Inc.	2,634	139,260
O'Reilly Automotive, Inc. *	1,835	636,341
Penske Automotive Group, Inc.	878	38,281
Pool Corp.	913	148,372
Qurate Retail, Inc. *	9,619	213,734
Ross Stores, Inc.	8,593	752,747
Target Corp.	11,976	849,817
The Gap, Inc.	4,939	134,785
The Home Depot, Inc.	26,140	4,713,565
The Michaels Cos., Inc. *	2,237	37,962
The TJX Cos., Inc.	28,548	1,394,570
Tiffany & Co.	2,491	226,681
Tractor Supply Co.	2,746	261,227
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,291	384,447
Urban Outfitters, Inc. *	1,783	67,914
Wayfair, Inc., Class A *	1,351	143,476
Williams-Sonoma, Inc.	1,840	104,199
		35,360,535

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	19,761	420,909
Analog Devices, Inc.	8,479	779,390
Applied Materials, Inc.	22,399	835,035
Broadcom, Inc.	9,855	2,339,676
Cypress Semiconductor Corp.	8,373	116,385
Entegris, Inc.	3,202	94,139
First Solar, Inc. *	1,772	78,765
Integrated Device Technology, Inc. *	2,994	143,532
Intel Corp.	105,233	5,189,039
KLA-Tencor Corp.	3,530	347,917
Lam Research Corp.	3,576	561,289
Marvell Technology Group Ltd.	13,445	216,599
Maxim Integrated Products, Inc.	6,276	350,954
Microchip Technology, Inc.	5,330	399,750
Micron Technology, Inc. *	26,580	1,024,925
MKS Instruments, Inc.	1,272	99,801
Monolithic Power Systems, Inc.	878	115,957
NVIDIA Corp.	13,903	2,272,167
ON Semiconductor Corp. *	9,714	186,315
Qorvo, Inc. *	2,897	190,652
QUALCOMM, Inc.	27,689	1,613,161
Silicon Laboratories, Inc. *	970	85,719
Skyworks Solutions, Inc.	4,051	294,791
Teradyne, Inc.	4,188	149,470
Security	Number of Shares	Value ($)
Texas Instruments, Inc.	22,132	2,209,880
Universal Display Corp.	961	88,258
Versum Materials, Inc.	2,350	81,404
Xilinx, Inc.	5,767	533,332
		20,819,211

Software & Services 11.1%
2U, Inc. *	1,318	76,958
Accenture plc, Class A	14,608	2,403,308
Adobe, Inc. *	11,190	2,807,459
Akamai Technologies, Inc. *	3,884	267,025
Alliance Data Systems Corp.	1,079	216,188
Amdocs Ltd.	3,230	209,659
ANSYS, Inc. *	1,921	311,240
Aspen Technology, Inc. *	1,576	136,009
Autodesk, Inc. *	4,995	721,778
Automatic Data Processing, Inc.	9,959	1,468,156
Black Knight, Inc. *	3,277	148,579
Blackbaud, Inc.	1,134	83,066
Booz Allen Hamilton Holding Corp.	3,232	165,834
Broadridge Financial Solutions, Inc.	2,694	285,214
Cadence Design Systems, Inc. *	6,342	285,644
CDK Global, Inc.	2,878	145,051
Citrix Systems, Inc. *	2,924	318,628
Cognizant Technology Solutions Corp., Class A	13,262	944,652
CoreLogic, Inc. *	1,842	74,527
Dell Technologies, Inc., Class V *	4,525	477,297
DXC Technology Co.	6,356	400,682
EPAM Systems, Inc. *	1,176	153,174
Euronet Worldwide, Inc. *	1,167	137,251
Fair Isaac Corp. *	662	131,493
Fidelity National Information Services, Inc.	7,491	808,653
First Data Corp., Class A *	12,786	243,957
Fiserv, Inc. *	9,233	730,607
FleetCor Technologies, Inc. *	2,012	389,121
Fortinet, Inc. *	3,252	240,128
Gartner, Inc. *	2,046	313,427
Genpact Ltd.	3,191	96,943
Global Payments, Inc.	3,637	406,653
GoDaddy, Inc., Class A *	3,809	248,575
Guidewire Software, Inc. *	1,883	175,044
International Business Machines Corp.	20,815	2,586,680
Intuit, Inc.	5,916	1,269,159
j2 Global, Inc.	1,132	83,553
Jack Henry & Associates, Inc.	1,756	245,313
Leidos Holdings, Inc.	3,429	216,027
LogMeIn, Inc.	1,194	110,123
Manhattan Associates, Inc. *	1,476	73,106
Mastercard, Inc., Class A	20,847	4,191,706
MAXIMUS, Inc.	1,418	100,848
Microsoft Corp.	174,943	19,399,429
Nuance Communications, Inc. *	6,449	103,120
Nutanix, Inc., Class A *	1,747	78,108
Oracle Corp.	64,435	3,141,851
Paychex, Inc.	7,240	512,302
Paycom Software, Inc. *	1,121	148,835
PayPal Holdings, Inc. *	27,052	2,321,332
Pegasystems, Inc.	888	47,943
Perspecta, Inc.	3,152	66,539
Proofpoint, Inc. *	1,256	121,845
PTC, Inc. *	2,386	206,365
RealPage, Inc. *	1,593	82,167
Red Hat, Inc. *	4,031	719,775
Sabre Corp.	5,588	142,885
salesforce.com, Inc. *	17,294	2,468,891
ServiceNow, Inc. *	4,077	755,346
Splunk, Inc. *	3,305	369,268
Square, Inc., Class A *	6,947	485,178

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SS&C Technologies Holdings, Inc.	4,637	223,272
Symantec Corp.	14,146	312,768
Synopsys, Inc. *	3,380	310,757
Tableau Software, Inc., Class A *	1,593	198,552
Teradata Corp. *	2,758	103,784
The Ultimate Software Group, Inc. *	705	186,064
The Western Union Co.	10,097	189,117
Total System Services, Inc.	3,821	333,841
Tyler Technologies, Inc. *	879	169,436
VeriSign, Inc. *	2,469	385,312
Visa, Inc., Class A	40,583	5,751,017
VMware, Inc., Class A *	1,674	280,127
WEX, Inc. *	954	147,841
Workday, Inc., Class A *	3,356	550,384
Worldpay, Inc., Class A *	6,875	589,944
Zendesk, Inc. *	2,425	144,118
		65,946,008

Technology Hardware & Equipment 5.4%
Amphenol Corp., Class A	6,851	602,477
Apple, Inc.	104,666	18,691,254
Arista Networks, Inc. *	1,175	280,214
ARRIS International plc *	3,951	122,086
Arrow Electronics, Inc. *	2,002	154,094
Avnet, Inc.	2,668	116,912
CDW Corp.	3,428	317,707
Cisco Systems, Inc.	104,314	4,993,511
Cognex Corp.	3,963	174,451
Coherent, Inc. *	565	78,060
CommScope Holding Co., Inc. *	4,390	79,459
Corning, Inc.	18,493	595,844
Dolby Laboratories, Inc., Class A	1,461	102,854
F5 Networks, Inc. *	1,391	239,210
FLIR Systems, Inc.	3,173	145,514
Hewlett Packard Enterprise Co.	33,506	502,590
HP, Inc.	36,076	829,748
IPG Photonics Corp. *	824	117,132
Jabil, Inc.	3,530	88,144
Juniper Networks, Inc.	7,916	227,268
Keysight Technologies, Inc. *	4,263	263,539
Littelfuse, Inc.	576	110,218
Motorola Solutions, Inc.	3,705	486,281
National Instruments Corp.	2,487	121,764
NCR Corp. *	2,832	78,475
NetApp, Inc.	5,877	392,995
Palo Alto Networks, Inc. *	2,109	364,752
Seagate Technology plc	6,043	260,393
SYNNEX Corp.	1,003	80,982
TE Connectivity Ltd.	7,902	607,901
Tech Data Corp. *	891	80,145
Trimble, Inc. *	5,720	217,532
Ubiquiti Networks, Inc.	457	49,804
ViaSat, Inc. *	1,317	91,057
Western Digital Corp.	6,622	300,573
Xerox Corp.	4,686	126,147
Zebra Technologies Corp., Class A *	1,220	219,356
		32,310,443

Telecommunication Services 2.0%
AT&T, Inc.	165,602	5,173,407
CenturyLink, Inc.	21,659	407,189
Sprint Corp. *	12,987	81,558
T-Mobile US, Inc. *	7,181	491,539
Verizon Communications, Inc.	94,269	5,684,421
Zayo Group Holdings, Inc. *	4,838	127,336
		11,965,450

Security	Number of Shares	Value ($)
Transportation 2.2%
Alaska Air Group, Inc.	2,812	206,007
AMERCO	175	60,629
American Airlines Group, Inc.	9,341	375,134
C.H. Robinson Worldwide, Inc.	3,136	289,547
CSX Corp.	18,601	1,350,991
Delta Air Lines, Inc.	14,325	869,671
Expeditors International of Washington, Inc.	3,951	300,632
FedEx Corp.	5,574	1,276,446
Genesee & Wyoming, Inc., Class A *	1,317	109,680
J.B. Hunt Transport Services, Inc.	2,000	212,720
JetBlue Airways Corp. *	7,114	138,865
Kansas City Southern	2,304	237,427
Kirby Corp. *	1,240	94,662
Knight-Swift Transportation Holdings, Inc.	2,927	101,450
Landstar System, Inc.	957	104,389
Macquarie Infrastructure Corp.	1,757	73,267
Norfolk Southern Corp.	6,379	1,089,150
Old Dominion Freight Line, Inc.	1,511	206,599
Ryder System, Inc.	1,251	70,769
Southwest Airlines Co.	11,754	641,886
Union Pacific Corp.	16,872	2,594,576
United Continental Holdings, Inc. *	5,200	502,840
United Parcel Service, Inc., Class B	15,845	1,826,770
XPO Logistics, Inc. *	2,907	220,525
		12,954,632

Utilities 3.1%
AES Corp.	15,011	232,520
ALLETE, Inc.	1,130	91,959
Alliant Energy Corp.	5,268	239,115
Ameren Corp.	5,551	380,910
American Electric Power Co., Inc.	11,204	870,999
American Water Works Co., Inc.	4,181	398,909
Aqua America, Inc.	4,051	138,909
Atmos Energy Corp.	2,545	243,480
Avangrid, Inc.	1,317	66,350
CenterPoint Energy, Inc.	11,126	311,639
CMS Energy Corp.	6,539	340,616
Consolidated Edison, Inc.	7,092	569,842
Dominion Energy, Inc.	14,892	1,109,454
DTE Energy Co.	4,111	492,251
Duke Energy Corp.	16,263	1,440,414
Edison International	7,493	414,513
Entergy Corp.	4,151	361,386
Evergy, Inc.	6,188	367,382
Eversource Energy	7,246	495,192
Exelon Corp.	22,095	1,024,987
FirstEnergy Corp.	11,042	417,719
Hawaiian Electric Industries, Inc.	2,422	92,811
IDACORP, Inc.	1,103	108,359
MDU Resources Group, Inc.	4,390	116,203
National Fuel Gas Co.	2,062	111,039
NextEra Energy, Inc.	10,762	1,955,563
NiSource, Inc.	8,357	220,792
NRG Energy, Inc.	6,893	264,898
OGE Energy Corp.	4,665	184,827
ONE Gas, Inc.	1,239	105,427
PG&E Corp. *	11,922	314,502
Pinnacle West Capital Corp.	2,555	228,315
Portland General Electric Co.	1,997	96,156
PPL Corp.	15,956	488,094
Public Service Enterprise Group, Inc.	11,504	643,074
SCANA Corp.	3,266	152,392
Sempra Energy	6,223	717,014
Southwest Gas Holdings, Inc.	1,136	89,483
The Southern Co.	23,074	1,092,092

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UGI Corp.	4,054	232,902
Vectren Corp.	1,856	133,279
Vistra Energy Corp. *	9,365	219,890
WEC Energy Group, Inc.	7,187	520,914
Xcel Energy, Inc.	11,578	607,266
		18,703,838
Total Common Stock
(Cost $580,174,973)		593,921,070

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (b)	1,560,880	1,560,880
Total Other Investment Company
(Cost $1,560,880)		1,560,880

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/21/18	8	1,103,320	12,740
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2018:
	Balance of Shares Held at 8/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	20,848	6,874	(420)	27,302	($135,269)	$390	$3,010

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$593,921,070	$—	$—	$593,921,070
Other Investment Company[1]	1,560,880	—	—	1,560,880
Futures Contracts[2]	12,740	—	—	12,740
Total	$595,494,690	$—	$—	$595,494,690
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Aptiv plc	153,497	11,036,434
Autoliv, Inc.	50,313	4,322,390
BorgWarner, Inc.	121,363	4,803,548
Ford Motor Co.	2,275,845	21,415,701
Garrett Motion, Inc. *	42,238	485,737
General Motors Co.	759,991	28,841,658
Harley-Davidson, Inc.	96,082	4,063,308
Lear Corp.	37,564	5,118,095
Tesla, Inc. *	78,206	27,409,639
The Goodyear Tire & Rubber Co.	135,162	3,130,352
Veoneer, Inc. *(a)	50,159	1,617,628
		112,244,490

Banks 5.8%
Bank of America Corp.	5,383,704	152,897,194
BB&T Corp.	447,982	22,891,880
BOK Financial Corp.	18,388	1,550,108
CIT Group, Inc.	65,196	3,027,050
Citigroup, Inc.	1,458,929	94,524,010
Citizens Financial Group, Inc.	275,226	10,007,217
Comerica, Inc.	93,419	7,396,916
Commerce Bancshares, Inc.	57,472	3,621,926
Cullen/Frost Bankers, Inc.	36,901	3,701,908
East West Bancorp, Inc.	82,922	4,452,082
Fifth Third Bancorp	385,189	10,758,329
First Republic Bank	93,648	9,285,199
Huntington Bancshares, Inc.	638,745	9,319,290
JPMorgan Chase & Co.	1,947,534	216,546,306
KeyCorp	608,797	11,165,337
M&T Bank Corp.	83,659	14,139,208
New York Community Bancorp, Inc.	289,187	3,074,058
People's United Financial, Inc.	224,870	3,791,308
Regions Financial Corp.	596,920	9,819,334
Signature Bank	31,978	3,943,847
SunTrust Banks, Inc.	266,710	16,720,050
SVB Financial Group *	30,690	7,820,119
The PNC Financial Services Group, Inc.	269,250	36,558,765
U.S. Bancorp	887,642	48,340,983
Wells Fargo & Co.	2,512,031	136,353,043
Zions Bancorp NA	114,553	5,574,149
		847,279,616

Capital Goods 6.6%
3M Co.	340,223	70,739,166
A.O. Smith Corp.	83,087	3,936,662
Acuity Brands, Inc.	23,093	3,002,552
AGCO Corp.	37,524	2,239,432
Allegion plc	54,599	5,000,722
Allison Transmission Holdings, Inc.	69,419	3,270,329
AMETEK, Inc.	134,033	9,842,043
Arconic, Inc.	248,684	5,341,732
Security	Number of Shares	Value ($)
Arcosa, Inc. *	28,680	784,111
Carlisle Cos., Inc.	34,505	3,640,968
Caterpillar, Inc.	345,049	46,812,798
Cummins, Inc.	86,932	13,131,948
Deere & Co.	186,092	28,821,929
Donaldson Co., Inc.	74,598	4,180,472
Dover Corp.	85,480	7,256,397
Eaton Corp. plc	251,911	19,382,032
Emerson Electric Co.	365,185	24,657,291
Fastenal Co.	166,579	9,871,472
Flowserve Corp.	75,746	3,674,438
Fluor Corp.	81,320	3,328,428
Fortive Corp.	178,595	13,585,722
Fortune Brands Home & Security, Inc.	81,710	3,578,898
General Dynamics Corp.	161,179	29,800,385
General Electric Co.	5,038,814	37,791,105
Graco, Inc.	95,845	4,221,972
GrafTech International Ltd.	35,065	554,378
Harris Corp.	67,909	9,707,592
HD Supply Holdings, Inc. *	106,023	4,230,318
HEICO Corp.	23,521	1,987,995
HEICO Corp., Class A	41,423	2,796,881
Honeywell International, Inc.	430,499	63,175,728
Hubbell, Inc.	31,632	3,484,581
Huntington Ingalls Industries, Inc.	25,336	5,459,908
IDEX Corp.	44,202	6,073,355
Illinois Tool Works, Inc.	179,385	24,943,484
Ingersoll-Rand plc	142,044	14,704,395
Jacobs Engineering Group, Inc.	68,920	4,525,976
Johnson Controls International plc	538,240	18,719,987
L3 Technologies, Inc.	45,713	8,378,736
Lennox International, Inc.	20,961	4,735,299
Lincoln Electric Holdings, Inc.	37,981	3,264,467
Lockheed Martin Corp.	143,570	43,132,735
Masco Corp.	178,944	5,670,735
Nordson Corp.	30,203	3,636,743
Northrop Grumman Corp.	101,317	26,330,262
Owens Corning	63,524	3,312,777
PACCAR, Inc.	202,834	12,620,331
Parker-Hannifin Corp.	76,612	13,180,328
Pentair plc	95,398	4,073,495
Quanta Services, Inc. *	85,639	3,005,929
Raytheon Co.	165,142	28,955,998
Resideo Technologies, Inc. *	71,433	1,473,663
Rockwell Automation, Inc.	71,336	12,436,718
Roper Technologies, Inc.	59,784	17,791,121
Sensata Technologies Holding plc *	98,230	4,544,120
Snap-on, Inc.	32,453	5,394,987
Spirit AeroSystems Holdings, Inc., Class A	61,518	5,037,094
Stanley Black & Decker, Inc.	88,486	11,578,393
Teledyne Technologies, Inc. *	20,653	4,638,251
Textron, Inc.	143,655	8,064,792
The Boeing Co.	309,677	107,383,597
The Middleby Corp. *	32,490	3,924,467
The Toro Co.	60,548	3,753,371
TransDigm Group, Inc. *	28,328	10,245,388

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Trinity Industries, Inc.	85,981	2,048,927
United Rentals, Inc. *	47,559	5,570,586
United Technologies Corp.	469,841	57,245,449
W.W. Grainger, Inc.	26,253	8,244,492
WABCO Holdings, Inc. *	30,527	3,707,504
Wabtec Corp.	50,022	4,732,081
Xylem, Inc.	105,317	7,686,035
		964,056,453

Commercial & Professional Services 0.8%
ADT, Inc. (a)	77,815	607,735
Cintas Corp.	49,841	9,339,207
Copart, Inc. *	117,652	6,021,429
CoStar Group, Inc. *	21,032	7,769,011
Equifax, Inc.	69,341	7,119,241
IHS Markit Ltd. *	206,470	11,019,304
KAR Auction Services, Inc.	77,607	4,434,464
ManpowerGroup, Inc.	37,218	3,021,357
Nielsen Holdings plc	206,114	5,600,117
Republic Services, Inc.	126,059	9,749,403
Robert Half International, Inc.	70,384	4,351,843
Rollins, Inc.	56,788	3,609,445
Stericycle, Inc. *	50,544	2,429,650
The Dun & Bradstreet Corp.	21,998	3,157,593
TransUnion	107,041	6,911,637
Verisk Analytics, Inc. *	95,128	11,731,185
Waste Management, Inc.	229,205	21,487,969
		118,360,590

Consumer Durables & Apparel 1.2%
Carter's, Inc.	27,683	2,560,677
D.R. Horton, Inc.	200,436	7,460,228
Garmin Ltd.	69,657	4,643,336
Hanesbrands, Inc.	206,898	3,291,747
Hasbro, Inc.	67,291	6,123,481
Leggett & Platt, Inc.	76,321	2,956,676
Lennar Corp., B Shares	10,583	365,748
Lennar Corp., Class A	167,268	7,147,362
Lululemon Athletica, Inc. *	62,584	8,295,509
Mattel, Inc. *	195,302	2,714,698
Michael Kors Holdings Ltd. *	87,244	3,816,925
Mohawk Industries, Inc. *	36,530	4,678,032
Newell Brands, Inc.	251,316	5,880,794
NIKE, Inc., Class B	743,276	55,834,893
NVR, Inc. *	2,034	4,983,300
Polaris Industries, Inc.	33,543	3,253,671
PulteGroup, Inc.	152,503	4,044,380
PVH Corp.	44,872	4,958,805
Ralph Lauren Corp.	31,490	3,507,986
Tapestry, Inc.	168,495	6,559,510
Toll Brothers, Inc.	78,167	2,577,166
Under Armour, Inc., Class A *	106,001	2,531,304
Under Armour, Inc., Class C *	109,558	2,446,430
VF Corp.	187,781	15,264,717
Whirlpool Corp.	37,944	4,785,877
		170,683,252

Consumer Services 2.0%
Aramark	144,444	5,497,539
Bright Horizons Family Solutions, Inc. *	33,780	4,110,350
Caesars Entertainment Corp. *	348,215	2,966,792
Carnival Corp.	233,275	14,064,150
Chipotle Mexican Grill, Inc. *	14,262	6,748,921
Darden Restaurants, Inc.	71,975	7,956,116
Domino's Pizza, Inc.	24,190	6,708,371
Dunkin' Brands Group, Inc.	47,861	3,541,714
Security	Number of Shares	Value ($)
frontdoor, Inc. *	38,847	904,747
H&R Block, Inc.	117,031	3,161,007
Hilton Worldwide Holdings, Inc.	172,504	13,030,952
Las Vegas Sands Corp.	214,357	11,776,774
Marriott International, Inc., Class A	166,491	19,151,460
McDonald's Corp.	449,634	84,760,505
MGM Resorts International	295,634	7,970,293
Norwegian Cruise Line Holdings Ltd. *	117,751	6,042,981
Royal Caribbean Cruises Ltd.	99,765	11,280,428
Service Corp. International	104,361	4,821,478
ServiceMaster Global Holdings, Inc. *	78,625	3,480,729
Starbucks Corp.	716,684	47,817,156
Vail Resorts, Inc.	23,617	6,593,394
Wyndham Destinations, Inc.	58,108	2,409,739
Wyndham Hotels & Resorts, Inc.	58,134	2,914,257
Wynn Resorts Ltd.	56,514	6,182,632
Yum! Brands, Inc.	183,605	16,932,053
		300,824,538

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	30,709	3,412,384
AGNC Investment Corp.	301,278	5,332,621
Ally Financial, Inc.	246,951	6,588,653
American Express Co.	409,473	45,971,534
Ameriprise Financial, Inc.	82,099	10,652,345
Annaly Capital Management, Inc.	744,954	7,479,338
AXA Equitable Holdings, Inc.	81,132	1,596,678
Berkshire Hathaway, Inc., Class B *	1,129,617	246,527,614
BlackRock, Inc.	71,252	30,496,568
Capital One Financial Corp.	278,121	24,941,891
Cboe Global Markets, Inc.	64,682	6,961,077
CME Group, Inc.	205,095	38,984,458
Credit Acceptance Corp. *	7,073	2,895,828
Discover Financial Services	197,922	14,111,839
E*TRADE Financial Corp.	152,108	7,953,727
Eaton Vance Corp.	70,073	2,854,073
FactSet Research Systems, Inc.	22,395	5,251,404
Franklin Resources, Inc.	176,603	5,985,076
Intercontinental Exchange, Inc.	331,937	27,125,892
Invesco Ltd.	237,335	4,829,767
Janus Henderson Group plc	97,106	2,272,280
Jefferies Financial Group, Inc.	167,212	3,653,582
KKR & Co., Inc., Class A	303,032	6,945,493
Lazard Ltd., Class A	74,399	2,984,888
MarketAxess Holdings, Inc.	21,672	4,718,645
Moody's Corp.	97,321	15,480,851
Morgan Stanley	769,328	34,150,470
MSCI, Inc.	51,275	8,054,790
Nasdaq, Inc.	67,550	6,168,666
Northern Trust Corp.	129,307	12,831,134
Raymond James Financial, Inc.	76,917	6,132,592
S&P Global, Inc.	145,583	26,621,307
Santander Consumer USA Holdings, Inc.	69,875	1,359,069
SEI Investments Co.	76,579	4,112,292
Starwood Property Trust, Inc.	156,734	3,506,140
State Street Corp.	219,562	16,032,417
Synchrony Financial	393,528	10,223,857
T. Rowe Price Group, Inc.	141,569	14,066,296
TD Ameritrade Holding Corp.	157,495	8,474,806
The Bank of New York Mellon Corp.	532,709	27,333,299
The Charles Schwab Corp. (b)	692,123	31,007,110
The Goldman Sachs Group, Inc.	203,596	38,823,721
Voya Financial, Inc.	92,717	4,167,629
		789,074,101

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 5.3%
Anadarko Petroleum Corp.	296,519	15,685,855
Antero Resources Corp. *	126,206	1,657,085
Apache Corp.	223,115	7,838,030
Baker Hughes a GE Co.	293,436	6,696,210
Cabot Oil & Gas Corp.	256,992	6,465,919
Cheniere Energy, Inc. *	128,088	7,828,739
Chevron Corp.	1,110,527	132,086,081
Cimarex Energy Co.	54,897	4,500,456
Concho Resources, Inc. *	115,903	15,106,797
ConocoPhillips	674,350	44,628,483
Continental Resources, Inc. *	50,562	2,311,695
Core Laboratories N.V.	25,585	2,126,369
Devon Energy Corp.	270,489	7,311,318
Diamondback Energy, Inc.	88,480	9,766,412
EOG Resources, Inc.	336,133	34,725,900
EQT Corp.	152,713	2,857,260
Equitrans Midstream Corp. *	122,548	2,735,271
Exxon Mobil Corp.	2,453,654	195,065,493
Halliburton Co.	509,248	16,005,665
Helmerich & Payne, Inc.	63,743	3,862,826
Hess Corp.	145,721	7,852,905
HollyFrontier Corp.	93,830	5,861,560
Kinder Morgan, Inc.	1,097,213	18,729,426
Marathon Oil Corp.	498,385	8,318,046
Marathon Petroleum Corp.	389,015	25,348,217
Murphy Oil Corp.	95,511	3,046,801
National Oilwell Varco, Inc.	221,168	7,101,704
Newfield Exploration Co. *	113,889	1,930,419
Noble Energy, Inc.	277,594	6,590,082
Occidental Petroleum Corp.	443,508	31,165,307
ONEOK, Inc.	237,593	14,595,338
Parsley Energy, Inc., Class A *	155,964	3,139,555
Phillips 66	247,188	23,117,022
Pioneer Natural Resources Co.	98,506	14,554,261
Schlumberger Ltd.	802,904	36,210,970
Targa Resources Corp.	130,935	5,843,629
TechnipFMC plc	246,714	5,696,626
The Williams Cos., Inc.	700,036	17,724,912
Valero Energy Corp.	248,088	19,822,231
WPX Energy, Inc. *	227,835	3,178,298
		779,089,173

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	254,271	58,807,797
Sysco Corp.	277,998	18,737,065
The Kroger Co.	461,013	13,673,646
US Foods Holding Corp. *	125,202	4,154,202
Walgreens Boots Alliance, Inc.	489,391	41,436,736
Walmart, Inc.	831,649	81,210,525
		218,019,971

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	1,092,434	59,898,156
Archer-Daniels-Midland Co.	324,786	14,946,652
Brown-Forman Corp., Class A	36,844	1,790,987
Brown-Forman Corp., Class B	96,867	4,622,493
Bunge Ltd.	82,559	4,711,642
Campbell Soup Co.	112,584	4,413,293
Conagra Brands, Inc.	274,361	8,872,835
Constellation Brands, Inc., Class A	97,676	19,121,054
General Mills, Inc.	346,098	14,643,406
Hormel Foods Corp.	156,887	7,074,035
Ingredion, Inc.	40,936	4,276,175
Kellogg Co.	147,150	9,366,098
Keurig Dr Pepper, Inc.	104,361	2,817,747
Security	Number of Shares	Value ($)
Lamb Weston Holdings, Inc.	85,149	6,530,928
McCormick & Co., Inc. Non-Voting Shares	69,996	10,499,400
Molson Coors Brewing Co., Class B	108,786	7,154,855
Mondelez International, Inc., Class A	848,935	38,185,096
Monster Beverage Corp. *	230,279	13,743,051
PepsiCo, Inc.	819,742	99,959,339
Philip Morris International, Inc.	900,762	77,942,936
Pilgrim's Pride Corp. *	32,251	639,860
Post Holdings, Inc. *	38,611	3,735,614
The Coca-Cola Co.	2,217,285	111,751,164
The Hershey Co.	80,531	8,721,507
The J.M. Smucker Co.	66,021	6,899,855
The Kraft Heinz Co.	359,459	18,375,544
Tyson Foods, Inc., Class A	170,973	10,078,858
		570,772,580

Health Care Equipment & Services 6.6%
Abbott Laboratories	1,016,793	75,293,522
ABIOMED, Inc. *	25,900	8,616,412
Align Technology, Inc. *	42,337	9,732,853
AmerisourceBergen Corp.	92,343	8,209,293
Anthem, Inc.	150,847	43,756,189
Baxter International, Inc.	287,700	19,721,835
Becton Dickinson & Co.	155,334	39,260,668
Boston Scientific Corp. *	802,441	30,227,952
Cardinal Health, Inc.	178,662	9,796,037
Centene Corp. *	118,715	16,887,209
Cerner Corp. *	190,411	11,026,701
Cigna Corp.	141,179	31,536,565
CVS Health Corp.	749,352	60,098,021
Danaher Corp.	356,824	39,086,501
DaVita, Inc. *	73,326	4,843,916
DENTSPLY SIRONA, Inc.	129,435	4,890,054
DexCom, Inc. *	51,151	6,628,658
Edwards Lifesciences Corp. *	121,195	19,634,802
Encompass Health Corp.	56,972	4,284,864
Express Scripts Holding Co. *	326,148	33,094,238
HCA Healthcare, Inc.	156,150	22,484,038
Henry Schein, Inc. *	88,253	7,872,168
Hologic, Inc. *	157,375	6,989,024
Humana, Inc.	80,063	26,378,357
IDEXX Laboratories, Inc. *	50,197	10,228,141
Intuitive Surgical, Inc. *	66,027	35,051,753
Laboratory Corp. of America Holdings *	58,879	8,575,138
McKesson Corp.	115,553	14,386,348
Medtronic plc	782,474	76,314,689
Molina Healthcare, Inc. *	35,667	4,983,037
Quest Diagnostics, Inc.	79,269	7,020,855
ResMed, Inc.	83,428	9,326,416
STERIS plc	49,585	5,904,582
Stryker Corp.	179,926	31,569,816
Teleflex, Inc.	26,321	7,249,330
The Cooper Cos., Inc.	28,302	7,891,447
UnitedHealth Group, Inc.	557,928	156,978,622
Universal Health Services, Inc., Class B	49,668	6,853,687
Varian Medical Systems, Inc. *	53,547	6,607,164
Veeva Systems, Inc., Class A *	69,484	6,681,581
WellCare Health Plans, Inc. *	29,103	7,417,773
West Pharmaceutical Services, Inc.	43,099	4,721,926
Zimmer Biomet Holdings, Inc.	118,233	13,835,626
		961,947,808

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	141,598	9,372,372
Colgate-Palmolive Co.	502,185	31,898,791
Coty, Inc., Class A	265,454	2,213,886

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Herbalife Nutrition Ltd. *	60,785	3,479,941
Kimberly-Clark Corp.	201,107	23,201,715
The Clorox Co.	74,055	12,264,989
The Estee Lauder Cos., Inc., Class A	130,099	18,559,923
The Procter & Gamble Co.	1,442,913	136,369,708
		237,361,325

Insurance 2.6%
Aflac, Inc.	444,788	20,344,603
Alleghany Corp.	8,578	5,412,975
American Financial Group, Inc.	40,376	4,132,887
American International Group, Inc.	514,572	22,255,239
Aon plc	140,705	23,231,803
Arch Capital Group Ltd. *	234,187	6,702,432
Arthur J. Gallagher & Co.	106,844	8,234,467
Assurant, Inc.	30,138	2,930,619
Athene Holding Ltd., Class A *	73,420	3,193,036
Axis Capital Holdings Ltd.	48,389	2,678,331
Brighthouse Financial, Inc. *	69,215	2,786,596
Brown & Brown, Inc.	134,624	3,906,788
Chubb Ltd.	268,473	35,905,579
Cincinnati Financial Corp.	87,419	7,144,755
CNA Financial Corp.	14,662	687,941
Erie Indemnity Co., Class A	11,515	1,575,828
Everest Re Group Ltd.	23,622	5,245,974
Fidelity National Financial, Inc.	159,576	5,361,754
Lincoln National Corp.	124,940	7,867,472
Loews Corp.	161,202	7,747,368
Markel Corp. *	8,028	9,185,156
Marsh & McLennan Cos., Inc.	292,718	25,964,087
MetLife, Inc.	576,008	25,707,237
Old Republic International Corp.	164,176	3,702,169
Principal Financial Group, Inc.	153,382	7,564,800
Prudential Financial, Inc.	242,328	22,720,673
Reinsurance Group of America, Inc.	36,721	5,485,383
RenaissanceRe Holdings Ltd.	22,901	3,036,902
The Allstate Corp.	200,779	17,907,479
The Hartford Financial Services Group, Inc.	207,186	9,155,549
The Progressive Corp.	339,067	22,476,751
The Travelers Cos., Inc.	155,032	20,211,522
Torchmark Corp.	60,001	5,184,686
Unum Group	128,034	4,597,701
W.R. Berkley Corp.	56,455	4,447,525
Willis Towers Watson plc	75,832	12,091,412
		376,785,479

Materials 2.8%
Air Products & Chemicals, Inc.	127,517	20,513,660
Albemarle Corp.	62,424	6,012,680
Alcoa Corp. *	108,274	3,444,196
Ashland Global Holdings, Inc.	36,659	3,002,005
Avery Dennison Corp.	51,393	4,954,285
Axalta Coating Systems Ltd. *	123,860	3,100,216
Ball Corp.	198,926	9,769,256
Berry Global Group, Inc. *	76,948	3,872,023
Celanese Corp., Series A	78,054	7,877,990
CF Industries Holdings, Inc.	134,461	5,672,910
Crown Holdings, Inc. *	79,200	4,061,376
DowDuPont, Inc.	1,338,073	77,407,523
Eastman Chemical Co.	81,419	6,417,446
Ecolab, Inc.	147,188	23,622,202
FMC Corp.	78,823	6,521,815
Freeport-McMoRan, Inc.	838,217	10,008,311
Huntsman Corp.	122,841	2,483,845
International Flavors & Fragrances, Inc.	58,401	8,271,334
International Paper Co.	236,494	10,923,658
Security	Number of Shares	Value ($)
Linde plc	319,351	50,792,776
LyondellBasell Industries N.V., Class A	184,750	17,239,022
Martin Marietta Materials, Inc.	36,478	6,955,990
NewMarket Corp.	5,341	2,245,784
Newmont Mining Corp.	307,204	9,934,977
Nucor Corp.	182,545	11,027,543
Packaging Corp. of America	54,527	5,333,831
PPG Industries, Inc.	140,060	15,312,760
Reliance Steel & Aluminum Co.	42,493	3,418,562
Royal Gold, Inc.	37,292	2,727,910
RPM International, Inc.	77,735	5,126,623
Sealed Air Corp.	91,653	3,348,084
Sonoco Products Co.	58,308	3,355,042
Steel Dynamics, Inc.	137,833	4,851,722
The Chemours Co.	102,317	2,913,988
The Mosaic Co.	206,041	7,417,476
The Sherwin-Williams Co.	47,506	20,145,869
Vulcan Materials Co.	76,494	8,086,181
W.R. Grace & Co.	38,246	2,441,625
Westlake Chemical Corp.	21,685	1,571,946
Westrock Co.	147,438	6,945,804
		409,130,246

Media & Entertainment 7.5%
Activision Blizzard, Inc.	442,333	22,063,570
Alphabet, Inc., Class A *	173,338	192,344,512
Alphabet, Inc., Class C *	178,319	195,157,663
Altice USA, Inc., Class A	68,586	1,213,286
CBS Corp., Class B Non-Voting Shares	198,826	10,772,393
Charter Communications, Inc., Class A *	103,664	34,126,189
Comcast Corp., Class A	2,651,388	103,430,646
Discovery, Inc., Class A *	86,300	2,651,136
Discovery, Inc., Class C *	212,752	5,942,163
DISH Network Corp., Class A *	134,364	4,401,765
Electronic Arts, Inc. *	176,497	14,838,103
Facebook, Inc., Class A *	1,397,954	196,566,312
GCI Liberty, Inc., Class A *	57,384	2,746,972
IAC/InterActiveCorp *	44,639	7,943,956
Liberty Broadband Corp., Class A *	15,531	1,322,154
Liberty Broadband Corp., Class C *	88,237	7,486,909
Liberty Global plc, Class A *	117,286	2,912,211
Liberty Global plc, Class C *	347,953	8,451,778
Liberty Media Corp. - Liberty Formula One, Class A *	16,341	470,948
Liberty Media Corp. - Liberty Formula One, Class C *	114,367	3,410,424
Liberty Media Corp. - Liberty SiriusXM, Class A *	50,129	1,994,633
Liberty Media Corp. - Liberty SiriusXM, Class C *	92,933	3,728,472
Lions Gate Entertainment Corp., Class A	29,483	572,265
Lions Gate Entertainment Corp., Class B	63,576	1,146,275
Live Nation Entertainment, Inc. *	79,079	4,403,119
Netflix, Inc. *	252,564	72,266,137
News Corp., Class A	218,396	2,834,780
News Corp., Class B	74,459	997,751
Omnicom Group, Inc.	130,575	10,050,358
Sirius XM Holdings, Inc. (a)	755,723	4,708,154
Snap, Inc., Class A *	395,208	2,572,804
Take-Two Interactive Software, Inc. *	65,730	7,208,609
The Interpublic Group of Cos., Inc.	220,943	5,192,161
The Walt Disney Co.	862,465	99,606,083
TripAdvisor, Inc. *	59,779	3,829,443
Twenty-First Century Fox, Inc., Class A	612,929	30,321,598
Twenty-First Century Fox, Inc., Class B	281,699	13,811,702
Twitter, Inc. *	416,679	13,104,555
Viacom, Inc., Class B	206,771	6,380,953

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Zillow Group, Inc., Class A *	26,689	966,942
Zillow Group, Inc., Class C *	68,104	2,489,201
		1,106,439,085

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	877,740	82,744,550
Agilent Technologies, Inc.	184,223	13,328,534
Alexion Pharmaceuticals, Inc. *	128,672	15,845,957
Alkermes plc *	91,594	3,337,685
Allergan plc	185,023	28,974,602
Alnylam Pharmaceuticals, Inc. *	51,815	4,205,305
Amgen, Inc.	375,146	78,124,155
Bio-Rad Laboratories, Inc., Class A *	11,500	3,156,290
Bio-Techne Corp.	21,681	3,499,747
Biogen, Inc. *	116,763	38,966,148
BioMarin Pharmaceutical, Inc. *	103,583	9,947,075
Bluebird Bio, Inc. *	31,280	3,843,999
Bristol-Myers Squibb Co.	946,101	50,578,559
Celgene Corp. *	407,884	29,457,382
Eli Lilly & Co.	554,085	65,736,644
Exelixis, Inc. *	172,463	3,502,724
Gilead Sciences, Inc.	751,448	54,059,169
Illumina, Inc. *	85,324	28,796,850
Incyte Corp. *	103,291	6,636,447
Ionis Pharmaceuticals, Inc. *	79,413	4,628,984
IQVIA Holdings, Inc. *	93,817	11,733,692
Jazz Pharmaceuticals plc *	34,878	5,273,554
Johnson & Johnson	1,554,765	228,394,978
Merck & Co., Inc.	1,541,449	122,298,564
Mettler-Toledo International, Inc. *	14,628	9,313,062
Mylan N.V. *	298,455	10,105,686
Nektar Therapeutics *	99,566	4,021,471
Neurocrine Biosciences, Inc. *	52,206	4,608,224
PerkinElmer, Inc.	63,981	5,570,186
Perrigo Co., plc	72,811	4,534,669
Pfizer, Inc.	3,397,513	157,067,026
PRA Health Sciences, Inc. *	33,374	3,896,081
Regeneron Pharmaceuticals, Inc. *	44,970	16,443,281
Sage Therapeutics, Inc. *	26,954	3,107,527
Sarepta Therapeutics, Inc. *	38,256	4,953,004
Seattle Genetics, Inc. *	60,891	3,810,559
Syneos Health, Inc. *	35,018	1,811,131
Thermo Fisher Scientific, Inc.	233,399	58,244,720
United Therapeutics Corp. *	25,759	3,042,138
Vertex Pharmaceuticals, Inc. *	148,252	26,802,479
Waters Corp. *	45,001	8,936,299
Zoetis, Inc.	278,899	26,180,249
		1,249,519,386

Real Estate 3.3%
Alexandria Real Estate Equities, Inc.	61,006	7,595,247
American Campus Communities, Inc.	78,311	3,432,371
American Homes 4 Rent, Class A	148,426	3,091,714
American Tower Corp.	255,424	42,014,694
Apartment Investment & Management Co., Class A	90,679	4,270,074
AvalonBay Communities, Inc.	80,257	15,294,576
Boston Properties, Inc.	89,814	11,783,597
Brixmor Property Group, Inc.	172,427	2,845,045
Camden Property Trust	54,370	5,173,849
CBRE Group, Inc., Class A *	182,862	7,987,412
Crown Castle International Corp.	240,033	27,579,792
CyrusOne, Inc.	60,306	3,381,960
Digital Realty Trust, Inc.	120,155	13,822,631
Douglas Emmett, Inc.	94,727	3,497,321
Duke Realty Corp.	205,899	5,859,886
Equinix, Inc.	46,186	17,794,542
Security	Number of Shares	Value ($)
Equity LifeStyle Properties, Inc.	52,165	5,191,982
Equity Residential	213,862	15,237,667
Essex Property Trust, Inc.	38,111	10,004,519
Extra Space Storage, Inc.	74,268	7,128,243
Federal Realty Investment Trust	42,472	5,610,126
Forest City Realty Trust, Inc., Class A	158,265	4,004,104
Gaming & Leisure Properties, Inc.	117,265	4,037,434
HCP, Inc.	270,997	7,929,372
Healthcare Trust of America, Inc., Class A	120,044	3,375,637
Highwoods Properties, Inc.	58,988	2,558,310
Host Hotels & Resorts, Inc.	428,143	8,134,717
Invitation Homes, Inc.	170,974	3,669,102
Iron Mountain, Inc.	165,680	5,628,150
JBG SMITH Properties	62,218	2,493,075
Jones Lang LaSalle, Inc.	26,224	3,755,277
Kilroy Realty Corp.	58,034	4,067,603
Kimco Realty Corp.	244,630	3,999,700
Lamar Advertising Co., Class A	50,078	3,797,916
Liberty Property Trust	87,074	3,943,581
Mid-America Apartment Communities, Inc.	65,477	6,780,798
National Retail Properties, Inc.	90,913	4,551,105
Omega Healthcare Investors, Inc.	116,447	4,417,999
Park Hotels & Resorts, Inc.	116,896	3,602,735
Prologis, Inc.	364,858	24,569,538
Public Storage	87,203	18,596,912
Realty Income Corp.	167,203	10,716,040
Regency Centers Corp.	97,701	6,219,646
SBA Communications Corp. *	66,372	11,337,001
Senior Housing Properties Trust	135,230	1,860,765
Simon Property Group, Inc.	179,708	33,369,978
SL Green Realty Corp.	49,855	4,807,019
Sun Communities, Inc.	49,817	5,185,950
The Macerich Co.	61,571	3,096,406
UDR, Inc.	154,094	6,567,486
Ventas, Inc.	207,182	13,153,985
VEREIT, Inc.	570,318	4,362,933
VICI Properties, Inc.	205,366	4,470,818
Vornado Realty Trust	100,837	7,256,231
Welltower, Inc.	215,721	15,603,100
Weyerhaeuser Co.	437,843	11,563,434
WP Carey, Inc.	93,021	6,302,173
		488,383,278

Retailing 6.0%
Advance Auto Parts, Inc.	42,795	7,605,099
Amazon.com, Inc. *	237,522	401,452,559
AutoZone, Inc. *	15,244	12,333,463
Best Buy Co., Inc.	140,917	9,101,829
Booking Holdings, Inc. *	27,521	52,066,430
Burlington Stores, Inc. *	39,029	6,469,447
CarMax, Inc. *	102,816	6,793,053
Dollar General Corp.	153,376	17,023,202
Dollar Tree, Inc. *	137,557	11,935,821
eBay, Inc. *	540,433	16,131,925
Expedia Group, Inc.	69,523	8,397,683
Foot Locker, Inc.	68,471	3,861,764
Genuine Parts Co.	84,707	8,784,963
GrubHub, Inc. *	52,188	4,085,799
Kohl's Corp.	96,196	6,461,485
L Brands, Inc.	131,930	4,368,202
LKQ Corp. *	182,524	5,081,468
Lowe's Cos., Inc.	470,663	44,416,467
Macy's, Inc.	178,831	6,119,597
Nordstrom, Inc.	67,883	3,588,974
O'Reilly Automotive, Inc. *	46,565	16,147,811
Qurate Retail, Inc. *	242,718	5,393,194

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ross Stores, Inc.	219,116	19,194,562
Target Corp.	304,402	21,600,366
The Gap, Inc.	125,276	3,418,782
The Home Depot, Inc.	663,512	119,644,484
The TJX Cos., Inc.	728,303	35,577,602
Tiffany & Co.	62,979	5,731,089
Tractor Supply Co.	69,948	6,654,153
Ulta Salon, Cosmetics & Fragrance, Inc. *	32,887	9,793,420
Wayfair, Inc., Class A *	34,379	3,651,050
Williams-Sonoma, Inc.	47,203	2,673,106
		885,558,849

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	496,565	10,576,834
Analog Devices, Inc.	215,122	19,774,014
Applied Materials, Inc.	570,803	21,279,536
Broadcom, Inc.	250,311	59,426,335
First Solar, Inc. *	45,333	2,015,052
Intel Corp.	2,672,715	131,791,577
KLA-Tencor Corp.	89,868	8,857,390
Lam Research Corp.	91,151	14,307,061
Marvell Technology Group Ltd.	340,505	5,485,536
Maxim Integrated Products, Inc.	161,923	9,054,734
Microchip Technology, Inc.	136,193	10,214,475
Micron Technology, Inc. *	670,516	25,855,097
NVIDIA Corp.	352,561	57,619,044
ON Semiconductor Corp. *	249,772	4,790,627
Qorvo, Inc. *	72,931	4,799,589
QUALCOMM, Inc.	702,840	40,947,458
Skyworks Solutions, Inc.	103,478	7,530,094
Teradyne, Inc.	107,739	3,845,205
Texas Instruments, Inc.	563,922	56,307,612
Xilinx, Inc.	146,219	13,522,333
		507,999,603

Software & Services 11.2%
Accenture plc, Class A	371,439	61,109,144
Adobe, Inc. *	284,055	71,266,559
Akamai Technologies, Inc. *	97,610	6,710,688
Alliance Data Systems Corp.	27,318	5,473,434
ANSYS, Inc. *	48,873	7,918,403
Aspen Technology, Inc. *	41,036	3,541,407
Autodesk, Inc. *	126,494	18,278,383
Automatic Data Processing, Inc.	254,340	37,494,803
Black Knight, Inc. *	81,868	3,711,895
Booz Allen Hamilton Holding Corp.	82,174	4,216,348
Broadridge Financial Solutions, Inc.	67,337	7,128,968
Cadence Design Systems, Inc. *	166,075	7,480,018
CDK Global, Inc.	76,269	3,843,958
Citrix Systems, Inc. *	74,503	8,118,592
Cognizant Technology Solutions Corp., Class A	336,738	23,985,848
Dell Technologies, Inc., Class V *	115,889	12,223,972
DocuSign, Inc. *	12,048	503,124
DXC Technology Co.	162,678	10,255,221
EPAM Systems, Inc. *	29,452	3,836,123
Fidelity National Information Services, Inc.	191,371	20,658,499
First Data Corp., Class A *	328,230	6,262,628
Fiserv, Inc. *	235,624	18,644,927
FleetCor Technologies, Inc. *	51,111	9,884,867
Fortinet, Inc. *	83,160	6,140,534
Gartner, Inc. *	52,421	8,030,373
Global Payments, Inc.	91,513	10,232,069
GoDaddy, Inc., Class A *	95,606	6,239,248
Guidewire Software, Inc. *	46,253	4,299,679
International Business Machines Corp.	529,185	65,761,820
Security	Number of Shares	Value ($)
Intuit, Inc.	150,287	32,241,070
Jack Henry & Associates, Inc.	44,615	6,232,716
Leidos Holdings, Inc.	86,376	5,441,688
Mastercard, Inc., Class A	528,947	106,355,373
Microsoft Corp.	4,444,470	492,847,278
Nuance Communications, Inc. *	164,605	2,632,034
Nutanix, Inc., Class A *	44,059	1,969,878
Oracle Corp.	1,638,358	79,886,336
Paychex, Inc.	184,976	13,088,902
Paycom Software, Inc. *	28,399	3,770,535
PayPal Holdings, Inc. *	686,420	58,901,700
PTC, Inc. *	61,289	5,300,886
Red Hat, Inc. *	102,667	18,332,220
Sabre Corp.	147,002	3,758,841
salesforce.com, Inc. *	439,033	62,676,351
ServiceNow, Inc. *	103,555	19,185,635
Splunk, Inc. *	83,669	9,348,337
Square, Inc., Class A *	174,600	12,194,064
SS&C Technologies Holdings, Inc.	119,898	5,773,089
Symantec Corp.	362,412	8,012,929
Synopsys, Inc. *	85,652	7,874,845
Tableau Software, Inc., Class A *	40,403	5,035,830
Teradata Corp. *	68,023	2,559,705
The Ultimate Software Group, Inc. *	18,038	4,760,589
The Western Union Co.	258,783	4,847,006
Total System Services, Inc.	97,088	8,482,579
Tyler Technologies, Inc. *	22,339	4,306,066
VeriSign, Inc. *	62,096	9,690,702
Visa, Inc., Class A	1,029,850	145,940,044
VMware, Inc., Class A *	42,624	7,132,700
WEX, Inc. *	24,822	3,846,665
Workday, Inc., Class A *	84,553	13,866,692
Worldpay, Inc., Class A *	174,652	14,986,888
		1,634,531,705

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	173,944	15,296,635
Apple, Inc.	2,659,442	474,923,152
Arista Networks, Inc. *	29,813	7,109,804
Arrow Electronics, Inc. *	51,812	3,987,970
Avnet, Inc.	65,968	2,890,718
CDW Corp.	87,504	8,109,871
Cisco Systems, Inc.	2,650,790	126,893,317
Cognex Corp.	99,566	4,382,895
CommScope Holding Co., Inc. *	112,384	2,034,150
Corning, Inc.	471,681	15,197,562
F5 Networks, Inc. *	35,109	6,037,695
FLIR Systems, Inc.	79,573	3,649,218
Hewlett Packard Enterprise Co.	851,522	12,772,830
HP, Inc.	919,677	21,152,571
IPG Photonics Corp. *	20,785	2,954,588
Jabil, Inc.	88,560	2,211,343
Juniper Networks, Inc.	199,245	5,720,324
Keysight Technologies, Inc. *	109,590	6,774,854
Motorola Solutions, Inc.	93,887	12,322,669
National Instruments Corp.	64,923	3,178,630
NetApp, Inc.	150,022	10,031,971
Palo Alto Networks, Inc. *	53,726	9,291,912
Seagate Technology plc	151,246	6,517,190
TE Connectivity Ltd.	202,298	15,562,785
Trimble, Inc. *	144,673	5,501,914
Western Digital Corp.	168,574	7,651,574
Xerox Corp.	125,581	3,380,641
Zebra Technologies Corp., Class A *	30,924	5,560,135
		801,098,918

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 2.1%
AT&T, Inc.	4,209,992	131,520,150
CenturyLink, Inc.	550,291	10,345,471
Sprint Corp. *	328,720	2,064,362
T-Mobile US, Inc. *	181,321	12,411,422
Verizon Communications, Inc.	2,394,950	144,415,485
Zayo Group Holdings, Inc. *	122,748	3,230,727
		303,987,617

Transportation 2.2%
Alaska Air Group, Inc.	71,209	5,216,771
AMERCO	4,292	1,486,963
American Airlines Group, Inc.	237,157	9,524,225
C.H. Robinson Worldwide, Inc.	79,966	7,383,261
CSX Corp.	473,696	34,404,541
Delta Air Lines, Inc.	365,479	22,188,230
Expeditors International of Washington, Inc.	100,642	7,657,850
FedEx Corp.	141,372	32,374,188
Genesee & Wyoming, Inc., Class A *	34,968	2,912,135
J.B. Hunt Transport Services, Inc.	50,949	5,418,936
JetBlue Airways Corp. *	180,570	3,524,726
Kansas City Southern	58,993	6,079,229
Norfolk Southern Corp.	162,508	27,746,616
Old Dominion Freight Line, Inc.	37,895	5,181,383
Southwest Airlines Co.	299,528	16,357,224
Union Pacific Corp.	428,598	65,909,801
United Continental Holdings, Inc. *	132,492	12,811,976
United Parcel Service, Inc., Class B	402,086	46,356,495
XPO Logistics, Inc. *	73,345	5,563,952
		318,098,502

Utilities 3.1%
AES Corp.	385,955	5,978,443
Alliant Energy Corp.	135,133	6,133,687
Ameren Corp.	142,004	9,744,314
American Electric Power Co., Inc.	286,144	22,244,835
American Water Works Co., Inc.	104,145	9,936,474
Aqua America, Inc.	103,436	3,546,820
Atmos Energy Corp.	64,312	6,152,729
Avangrid, Inc.	33,307	1,678,007
CenterPoint Energy, Inc.	283,756	7,948,006
CMS Energy Corp.	163,637	8,523,851
Consolidated Edison, Inc.	179,437	14,417,763
Dominion Energy, Inc.	378,145	28,171,802
DTE Energy Co.	105,351	12,614,729
Duke Energy Corp.	412,769	36,558,950
Edison International	190,303	10,527,562
Entergy Corp.	104,185	9,070,346
Evergy, Inc.	157,205	9,333,261
Eversource Energy	183,040	12,508,954
Security	Number of Shares	Value ($)
Exelon Corp.	561,330	26,040,099
FirstEnergy Corp.	281,455	10,647,443
National Fuel Gas Co.	50,730	2,731,811
NextEra Energy, Inc.	273,056	49,617,006
NiSource, Inc.	209,738	5,541,278
NRG Energy, Inc.	176,887	6,797,767
OGE Energy Corp.	116,432	4,613,036
PG&E Corp. *	299,644	7,904,609
Pinnacle West Capital Corp.	64,701	5,781,681
PPL Corp.	404,601	12,376,745
Public Service Enterprise Group, Inc.	292,961	16,376,520
SCANA Corp.	83,928	3,916,080
Sempra Energy	158,159	18,223,080
The Southern Co.	588,789	27,867,383
UGI Corp.	101,991	5,859,383
Vistra Energy Corp. *	233,418	5,480,655
WEC Energy Group, Inc.	182,138	13,201,362
Xcel Energy, Inc.	293,896	15,414,845
		453,481,316
Total Common Stock
(Cost $11,847,694,947)		14,604,727,881

Other Investment Companies 0.4% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (c)	47,956,296	47,956,296

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.13% (c)	6,033,485	6,033,485
Total Other Investment Companies
(Cost $53,989,781)		53,989,781

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/21/18	200	27,583,000	174,851
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,845,825.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2018:
	Balance of Shares Held at 8/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	669,366	38,114	(15,357)	692,123	($4,397,960)	$272,884	$88,979

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$14,604,727,881	$—	$—	$14,604,727,881
Other Investment Companies[1]	53,989,781	—	—	53,989,781
Futures Contracts[2]	174,851	—	—	174,851
Total	$14,658,892,513	$—	$—	$14,658,892,513
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.4%
Lear Corp.	30,944	4,216,120
Tesla, Inc. *	63,945	22,411,443
Veoneer, Inc. *(a)	40,431	1,303,900
		27,931,463

Banks 0.4%
CIT Group, Inc.	49,700	2,307,571
East West Bancorp, Inc.	68,405	3,672,664
First Republic Bank	76,856	7,620,272
Signature Bank	26,578	3,277,865
SVB Financial Group *	25,253	6,434,717
		23,313,089

Capital Goods 6.7%
3M Co.	278,385	57,881,809
A.O. Smith Corp.	68,059	3,224,635
Acuity Brands, Inc.	18,914	2,459,198
Allegion plc	45,418	4,159,835
AMETEK, Inc.	110,358	8,103,588
Arcosa, Inc. *	23,171	633,495
Carlisle Cos., Inc.	28,216	2,977,352
Deere & Co.	152,651	23,642,587
Dover Corp.	70,340	5,971,163
Fastenal Co.	136,277	8,075,775
Fortive Corp.	146,012	11,107,133
Fortune Brands Home & Security, Inc.	66,936	2,931,797
Graco, Inc.	78,865	3,474,003
Harris Corp.	55,794	7,975,752
HD Supply Holdings, Inc. *	86,702	3,459,410
HEICO Corp.	18,877	1,595,484
HEICO Corp., Class A	34,538	2,332,006
Hubbell, Inc.	25,828	2,845,212
Huntington Ingalls Industries, Inc.	20,487	4,414,949
IDEX Corp.	36,184	4,971,682
Lennox International, Inc.	17,094	3,861,706
Lockheed Martin Corp.	117,564	35,319,753
Nordson Corp.	24,705	2,974,729
Northrop Grumman Corp.	82,626	21,472,845
Owens Corning	52,176	2,720,978
Quanta Services, Inc. *	69,949	2,455,210
Raytheon Co.	135,389	23,739,107
Roper Technologies, Inc.	49,070	14,602,741
Sensata Technologies Holding plc *	79,954	3,698,672
Snap-on, Inc.	26,973	4,483,992
Spirit AeroSystems Holdings, Inc., Class A	50,336	4,121,512
Stanley Black & Decker, Inc.	72,673	9,509,262
Teledyne Technologies, Inc. *	17,126	3,846,157
Textron, Inc.	117,991	6,624,015
The Boeing Co.	253,473	87,894,297
The Middleby Corp. *	26,232	3,168,563
The Toro Co.	49,575	3,073,154
Security	Number of Shares	Value ($)
TransDigm Group, Inc. *	22,976	8,309,730
Trinity Industries, Inc.	69,681	1,660,498
United Rentals, Inc. *	39,500	4,626,635
W.W. Grainger, Inc.	21,653	6,799,908
WABCO Holdings, Inc. *	25,407	3,085,680
Wabtec Corp.	40,453	3,826,854
Xylem, Inc.	85,365	6,229,938
		430,342,801

Commercial & Professional Services 1.0%
Cintas Corp.	40,930	7,669,463
Copart, Inc. *	96,497	4,938,717
CoStar Group, Inc. *	17,257	6,374,563
Equifax, Inc.	57,363	5,889,459
IHS Markit Ltd. *	169,314	9,036,288
KAR Auction Services, Inc.	63,449	3,625,476
Robert Half International, Inc.	57,871	3,578,164
Rollins, Inc.	46,349	2,945,942
Stericycle, Inc. *	40,375	1,940,826
TransUnion	87,668	5,660,723
Verisk Analytics, Inc. *	78,183	9,641,528
		61,301,149

Consumer Durables & Apparel 1.5%
Carter's, Inc.	22,005	2,035,463
D.R. Horton, Inc.	163,401	6,081,785
Lennar Corp., B Shares	8,445	291,859
Lennar Corp., Class A	137,969	5,895,415
Lululemon Athletica, Inc. *	51,413	6,814,793
Michael Kors Holdings Ltd. *	70,502	3,084,463
Mohawk Industries, Inc. *	30,149	3,860,881
Newell Brands, Inc.	207,200	4,848,480
NIKE, Inc., Class B	607,407	45,628,414
NVR, Inc. *	1,630	3,993,500
Polaris Industries, Inc.	27,574	2,674,678
PulteGroup, Inc.	123,168	3,266,415
PVH Corp.	36,205	4,001,015
Toll Brothers, Inc.	63,857	2,105,365
Under Armour, Inc., Class A *	87,024	2,078,133
Under Armour, Inc., Class C *	93,674	2,091,740
		98,752,399

Consumer Services 1.9%
Bright Horizons Family Solutions, Inc. *	27,883	3,392,804
Chipotle Mexican Grill, Inc. *	11,659	5,517,155
Domino's Pizza, Inc.	19,747	5,476,238
Dunkin' Brands Group, Inc.	39,645	2,933,730
frontdoor, Inc. *	31,927	743,580
Hilton Worldwide Holdings, Inc.	141,481	10,687,475
Marriott International, Inc., Class A	136,645	15,718,274
MGM Resorts International	242,928	6,549,339
Norwegian Cruise Line Holdings Ltd. *	97,220	4,989,331
Royal Caribbean Cruises Ltd.	81,319	9,194,739
ServiceMaster Global Holdings, Inc. *	64,105	2,837,928

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Starbucks Corp.	585,291	39,050,616
Vail Resorts, Inc.	19,034	5,313,912
Wyndham Hotels & Resorts, Inc.	46,949	2,353,553
Wynn Resorts Ltd.	46,545	5,092,023
		119,850,697

Diversified Financials 6.8%
Affiliated Managers Group, Inc.	25,171	2,797,002
Ameriprise Financial, Inc.	67,403	8,745,539
Berkshire Hathaway, Inc., Class B *	924,852	201,839,701
BlackRock, Inc.	58,320	24,961,543
Cboe Global Markets, Inc.	53,272	5,733,133
CME Group, Inc.	167,893	31,913,102
Credit Acceptance Corp. *	5,788	2,369,723
E*TRADE Financial Corp.	122,639	6,412,793
FactSet Research Systems, Inc.	18,135	4,252,476
Intercontinental Exchange, Inc.	272,111	22,236,911
MarketAxess Holdings, Inc.	17,745	3,863,619
Moody's Corp.	79,245	12,605,502
Morgan Stanley	629,305	27,934,849
MSCI, Inc.	42,344	6,651,819
Raymond James Financial, Inc.	62,010	4,944,057
S&P Global, Inc.	119,322	21,819,221
SEI Investments Co.	62,306	3,345,832
T. Rowe Price Group, Inc.	115,465	11,472,602
TD Ameritrade Holding Corp.	129,682	6,978,188
The Charles Schwab Corp. (b)	569,085	25,495,008
Voya Financial, Inc.	76,538	3,440,383
		439,813,003

Energy 2.0%
Antero Resources Corp. *	104,894	1,377,258
Cabot Oil & Gas Corp.	207,972	5,232,576
Cheniere Energy, Inc. *	104,831	6,407,271
Cimarex Energy Co.	44,966	3,686,313
Concho Resources, Inc. *	95,030	12,386,210
Continental Resources, Inc. *	41,073	1,877,858
Core Laboratories N.V.	20,878	1,735,171
Diamondback Energy, Inc.	72,009	7,948,377
EOG Resources, Inc.	274,833	28,392,997
EQT Corp.	124,319	2,326,008
Equitrans Midstream Corp. *	99,512	2,221,108
Halliburton Co.	417,678	13,127,620
Parsley Energy, Inc., Class A *	124,100	2,498,133
Pioneer Natural Resources Co.	80,866	11,947,951
Schlumberger Ltd.	656,935	29,627,768
		130,792,619

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	208,022	48,111,328
US Foods Holding Corp. *	103,416	3,431,343
Walgreens Boots Alliance, Inc.	400,182	33,883,410
		85,426,081

Food, Beverage & Tobacco 1.0%
Brown-Forman Corp., Class A	28,608	1,390,635
Brown-Forman Corp., Class B	80,402	3,836,783
Constellation Brands, Inc., Class A	79,649	15,592,088
Keurig Dr Pepper, Inc.	84,758	2,288,466
Molson Coors Brewing Co., Class B	89,135	5,862,409
Monster Beverage Corp. *	188,821	11,268,837
Post Holdings, Inc. *	31,435	3,041,336
The Hershey Co.	66,329	7,183,431
Security	Number of Shares	Value ($)
The J.M. Smucker Co.	54,182	5,662,561
Tyson Foods, Inc., Class A	140,471	8,280,766
		64,407,312

Health Care Equipment & Services 9.8%
ABIOMED, Inc. *	21,349	7,102,385
Align Technology, Inc. *	34,706	7,978,562
AmerisourceBergen Corp.	76,093	6,764,668
Anthem, Inc.	123,294	35,763,891
Becton Dickinson & Co.	126,888	32,070,942
Boston Scientific Corp. *	655,789	24,703,572
Centene Corp. *	97,330	13,845,192
Cerner Corp. *	156,002	9,034,076
Cigna Corp.	115,435	25,785,870
Danaher Corp.	292,022	31,988,090
DaVita, Inc. *	59,769	3,948,340
DENTSPLY SIRONA, Inc.	104,627	3,952,808
DexCom, Inc. *	42,126	5,459,108
Edwards Lifesciences Corp. *	99,305	16,088,403
Express Scripts Holding Co. *	266,660	27,057,990
HCA Healthcare, Inc.	127,985	18,428,560
Henry Schein, Inc. *	72,821	6,495,633
Hologic, Inc. *	129,585	5,754,870
Humana, Inc.	65,331	21,524,605
IDEXX Laboratories, Inc. *	41,113	8,377,185
Intuitive Surgical, Inc. *	53,944	28,637,251
Laboratory Corp. of America Holdings *	48,393	7,047,957
McKesson Corp.	94,774	11,799,363
Medtronic plc	640,566	62,474,402
Molina Healthcare, Inc. *	29,514	4,123,401
ResMed, Inc.	67,878	7,588,082
STERIS plc	40,059	4,770,226
Stryker Corp.	147,222	25,831,572
Teleflex, Inc.	21,795	6,002,779
The Cooper Cos., Inc.	23,369	6,515,978
UnitedHealth Group, Inc.	456,557	128,456,877
Universal Health Services, Inc., Class B	41,026	5,661,178
Varian Medical Systems, Inc. *	43,635	5,384,123
Veeva Systems, Inc., Class A *	57,521	5,531,219
WellCare Health Plans, Inc. *	23,825	6,072,516
West Pharmaceutical Services, Inc.	34,667	3,798,117
		631,819,791

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	116,559	7,715,040
Coty, Inc., Class A	211,947	1,767,638
Herbalife Nutrition Ltd. *	49,679	2,844,123
The Clorox Co.	60,816	10,072,346
The Estee Lauder Cos., Inc., Class A	106,385	15,176,884
		37,576,031

Insurance 0.9%
Alleghany Corp.	7,041	4,443,082
Aon plc	115,096	19,003,501
Arch Capital Group Ltd. *	192,962	5,522,572
Athene Holding Ltd., Class A *	59,624	2,593,048
Everest Re Group Ltd.	19,523	4,335,668
Markel Corp. *	6,596	7,546,747
RenaissanceRe Holdings Ltd.	18,976	2,516,407
W.R. Berkley Corp.	46,060	3,628,607
Willis Towers Watson plc	62,037	9,891,800
		59,481,432

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 2.1%
Alcoa Corp. *	87,823	2,793,650
Ashland Global Holdings, Inc.	30,242	2,476,517
Axalta Coating Systems Ltd. *	101,105	2,530,658
Ball Corp.	163,163	8,012,935
Berry Global Group, Inc. *	61,995	3,119,588
Crown Holdings, Inc. *	64,775	3,321,662
Ecolab, Inc.	120,560	19,348,674
FMC Corp.	63,449	5,249,770
International Flavors & Fragrances, Inc.	48,048	6,805,038
Linde plc	261,241	41,550,381
Martin Marietta Materials, Inc.	30,023	5,725,086
NewMarket Corp.	4,233	1,779,892
Packaging Corp. of America	45,141	4,415,693
Royal Gold, Inc.	30,944	2,263,554
Sealed Air Corp.	74,753	2,730,727
The Sherwin-Williams Co.	38,967	16,524,736
Vulcan Materials Co.	62,905	6,649,688
Westlake Chemical Corp.	17,978	1,303,225
		136,601,474

Media & Entertainment 12.9%
Activision Blizzard, Inc.	361,673	18,040,249
Alphabet, Inc., Class A *	141,796	157,343,931
Alphabet, Inc., Class C *	146,079	159,873,240
Altice USA, Inc., Class A	55,402	980,061
Charter Communications, Inc., Class A *	84,700	27,883,240
Comcast Corp., Class A	2,169,342	84,626,031
Discovery, Inc., Class A *	75,980	2,334,106
Discovery, Inc., Class C *	169,248	4,727,097
Electronic Arts, Inc. *	144,614	12,157,699
Facebook, Inc., Class A *	1,144,178	160,882,869
GCI Liberty, Inc., Class A *	46,936	2,246,826
IAC/InterActiveCorp *	36,849	6,557,648
Liberty Broadband Corp., Class A *	13,235	1,126,696
Liberty Broadband Corp., Class C *	71,753	6,088,242
Liberty Global plc, Class A *	98,368	2,442,477
Liberty Global plc, Class C *	282,826	6,869,844
Liberty Media Corp. - Liberty SiriusXM, Class A *	40,631	1,616,707
Liberty Media Corp. - Liberty SiriusXM, Class C *	77,532	3,110,584
Lions Gate Entertainment Corp., Class A	23,091	448,196
Lions Gate Entertainment Corp., Class B	52,884	953,499
Live Nation Entertainment, Inc. *	65,095	3,624,490
Netflix, Inc. *	206,573	59,106,733
Sirius XM Holdings, Inc. (a)	615,254	3,833,032
Take-Two Interactive Software, Inc. *	54,195	5,943,566
The Walt Disney Co.	705,576	81,486,972
TripAdvisor, Inc. *	48,251	3,090,959
Twitter, Inc. *	341,540	10,741,433
Zillow Group, Inc., Class A *	23,505	851,586
Zillow Group, Inc., Class C *	54,054	1,975,674
		830,963,687

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Alexion Pharmaceuticals, Inc. *	105,796	13,028,777
Alkermes plc *	73,219	2,668,100
Allergan plc	151,419	23,712,215
Alnylam Pharmaceuticals, Inc. *	42,212	3,425,926
Amgen, Inc.	307,162	63,966,486
Bio-Rad Laboratories, Inc., Class A *	9,408	2,582,120
Bio-Techne Corp.	17,742	2,863,914
Biogen, Inc. *	95,598	31,902,965
BioMarin Pharmaceutical, Inc. *	84,353	8,100,419
Bluebird Bio, Inc. *	25,741	3,163,311
Security	Number of Shares	Value ($)
Celgene Corp. *	333,872	24,112,236
Exelixis, Inc. *	140,480	2,853,149
Illumina, Inc. *	69,724	23,531,850
Incyte Corp. *	84,092	5,402,911
Ionis Pharmaceuticals, Inc. *	64,719	3,772,471
IQVIA Holdings, Inc. *	76,922	9,620,635
Jazz Pharmaceuticals plc *	28,501	4,309,351
Mettler-Toledo International, Inc. *	11,987	7,631,643
Mylan N.V. *	244,805	8,289,097
Nektar Therapeutics *	82,496	3,332,013
Neurocrine Biosciences, Inc. *	42,569	3,757,566
PerkinElmer, Inc.	52,535	4,573,697
Perrigo Co., plc	59,325	3,694,761
PRA Health Sciences, Inc. *	27,759	3,240,586
Regeneron Pharmaceuticals, Inc. *	36,783	13,449,704
Sage Therapeutics, Inc. *	22,349	2,576,616
Sarepta Therapeutics, Inc. *	31,198	4,039,205
Seattle Genetics, Inc. *	50,228	3,143,268
Syneos Health, Inc. *	28,686	1,483,640
Thermo Fisher Scientific, Inc.	191,064	47,680,021
United Therapeutics Corp. *	20,577	2,430,144
Vertex Pharmaceuticals, Inc. *	121,279	21,926,030
Waters Corp. *	36,675	7,282,922
Zoetis, Inc.	228,687	21,466,849
		389,014,598

Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	50,375	6,271,687
American Homes 4 Rent, Class A	121,680	2,534,594
American Tower Corp.	209,132	34,400,123
Apartment Investment & Management Co., Class A	74,151	3,491,771
AvalonBay Communities, Inc.	65,675	12,515,685
Boston Properties, Inc.	73,343	9,622,602
CBRE Group, Inc., Class A *	150,535	6,575,369
Crown Castle International Corp.	196,822	22,614,848
CyrusOne, Inc.	49,307	2,765,137
Digital Realty Trust, Inc.	97,800	11,250,912
Duke Realty Corp.	170,640	4,856,414
Equinix, Inc.	37,727	14,535,459
Equity LifeStyle Properties, Inc.	42,087	4,188,919
Essex Property Trust, Inc.	31,354	8,230,739
Extra Space Storage, Inc.	60,369	5,794,217
Federal Realty Investment Trust	35,125	4,639,661
Forest City Realty Trust, Inc., Class A	125,881	3,184,789
Invitation Homes, Inc.	139,848	3,001,138
JBG SMITH Properties	51,050	2,045,573
Jones Lang LaSalle, Inc.	21,515	3,080,948
Kilroy Realty Corp.	47,528	3,331,238
Mid-America Apartment Communities, Inc.	54,238	5,616,887
Public Storage	71,117	15,166,411
SBA Communications Corp. *	54,494	9,308,120
Simon Property Group, Inc.	146,693	27,239,423
Sun Communities, Inc.	40,715	4,238,431
UDR, Inc.	126,223	5,379,624
		235,880,719

Retailing 10.3%
Advance Auto Parts, Inc.	35,275	6,268,720
Amazon.com, Inc. *	194,369	328,516,653
AutoZone, Inc. *	12,544	10,148,974
Booking Holdings, Inc. *	22,521	42,607,029
Burlington Stores, Inc. *	31,918	5,290,728
CarMax, Inc. *	84,072	5,554,637
Dollar General Corp.	125,951	13,979,301
Dollar Tree, Inc. *	112,878	9,794,424
eBay, Inc. *	441,399	13,175,760

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Expedia Group, Inc.	56,507	6,825,480
GrubHub, Inc. *	43,226	3,384,164
LKQ Corp. *	151,999	4,231,652
Lowe's Cos., Inc.	384,745	36,308,386
O'Reilly Automotive, Inc. *	38,215	13,252,198
Qurate Retail, Inc. *	198,215	4,404,337
Ross Stores, Inc.	178,600	15,645,360
The Home Depot, Inc.	542,804	97,878,417
The TJX Cos., Inc.	594,860	29,058,911
Tiffany & Co.	51,331	4,671,121
Tractor Supply Co.	58,067	5,523,914
Ulta Salon, Cosmetics & Fragrance, Inc. *	26,940	8,022,463
Wayfair, Inc., Class A *	28,459	3,022,346
		667,564,975

Semiconductors & Semiconductor Equipment 2.2%
Broadcom, Inc.	204,802	48,622,043
First Solar, Inc. *	36,087	1,604,067
Lam Research Corp.	74,773	11,736,370
Micron Technology, Inc. *	550,223	21,216,599
NVIDIA Corp.	288,437	47,139,259
ON Semiconductor Corp. *	201,610	3,866,880
Qorvo, Inc. *	59,306	3,902,928
Skyworks Solutions, Inc.	85,308	6,207,863
		144,296,009

Software & Services 18.2%
Accenture plc, Class A	303,958	50,007,170
Adobe, Inc. *	232,249	58,268,952
Akamai Technologies, Inc. *	80,045	5,503,094
Alliance Data Systems Corp.	22,260	4,460,014
ANSYS, Inc. *	39,820	6,451,636
Aspen Technology, Inc. *	33,380	2,880,694
Autodesk, Inc. *	103,701	14,984,794
Automatic Data Processing, Inc.	207,770	30,629,453
Black Knight, Inc. *	67,743	3,071,468
Broadridge Financial Solutions, Inc.	55,260	5,850,376
Cadence Design Systems, Inc. *	134,898	6,075,806
CDK Global, Inc.	61,015	3,075,156
Citrix Systems, Inc. *	61,436	6,694,681
Cognizant Technology Solutions Corp., Class A	275,303	19,609,833
Dell Technologies, Inc., Class V *	94,561	9,974,294
DocuSign, Inc. *	10,394	434,053
EPAM Systems, Inc. *	24,463	3,186,306
Fidelity National Information Services, Inc.	155,990	16,839,120
First Data Corp., Class A *	269,163	5,135,630
Fiserv, Inc. *	192,052	15,197,075
FleetCor Technologies, Inc. *	42,015	8,125,701
Fortinet, Inc. *	68,064	5,025,846
Gartner, Inc. *	43,215	6,620,106
Global Payments, Inc.	75,143	8,401,739
GoDaddy, Inc., Class A *	78,733	5,138,116
Guidewire Software, Inc. *	38,291	3,559,531
Intuit, Inc.	122,647	26,311,461
Jack Henry & Associates, Inc.	36,791	5,139,703
Mastercard, Inc., Class A	432,758	87,014,651
Microsoft Corp.	3,637,881	403,404,624
Nuance Communications, Inc. *	135,336	2,164,023
Nutanix, Inc., Class A *	35,184	1,573,077
Paycom Software, Inc. *	23,111	3,068,447
PayPal Holdings, Inc. *	561,535	48,185,318
PTC, Inc. *	50,139	4,336,522
Red Hat, Inc. *	84,125	15,021,360
salesforce.com, Inc. *	358,896	51,235,993
ServiceNow, Inc. *	84,347	15,626,969
Splunk, Inc. *	68,971	7,706,130
Security	Number of Shares	Value ($)
Square, Inc., Class A *	143,024	9,988,796
SS&C Technologies Holdings, Inc.	97,252	4,682,684
Synopsys, Inc. *	70,822	6,511,375
Tableau Software, Inc., Class A *	33,388	4,161,480
The Ultimate Software Group, Inc. *	14,789	3,903,113
Total System Services, Inc.	79,561	6,951,245
Tyler Technologies, Inc. *	18,348	3,536,760
VeriSign, Inc. *	50,890	7,941,893
Visa, Inc., Class A	842,758	119,427,236
VMware, Inc., Class A *	35,127	5,878,152
WEX, Inc. *	20,620	3,195,481
Workday, Inc., Class A *	69,331	11,370,284
Worldpay, Inc., Class A *	143,152	12,283,873
		1,175,821,294

Technology Hardware & Equipment 6.9%
Amphenol Corp., Class A	142,631	12,542,970
Apple, Inc.	2,176,875	388,746,338
Arista Networks, Inc. *	24,596	5,865,654
CDW Corp.	71,836	6,657,760
Cognex Corp.	81,113	3,570,594
CommScope Holding Co., Inc. *	90,715	1,641,942
F5 Networks, Inc. *	28,828	4,957,551
IPG Photonics Corp. *	16,986	2,414,560
Palo Alto Networks, Inc. *	44,144	7,634,705
Trimble, Inc. *	117,855	4,482,026
Zebra Technologies Corp., Class A *	25,634	4,608,993
		443,123,093

Telecommunication Services 0.2%
Sprint Corp. *	268,628	1,686,984
T-Mobile US, Inc. *	148,839	10,188,030
Zayo Group Holdings, Inc. *	100,395	2,642,396
		14,517,410

Transportation 2.4%
Alaska Air Group, Inc.	58,893	4,314,501
AMERCO	3,569	1,236,480
FedEx Corp.	115,436	26,434,844
Genesee & Wyoming, Inc., Class A *	28,329	2,359,239
J.B. Hunt Transport Services, Inc.	41,618	4,426,491
JetBlue Airways Corp. *	147,470	2,878,614
Kansas City Southern	48,204	4,967,422
Norfolk Southern Corp.	132,884	22,688,614
Old Dominion Freight Line, Inc.	31,031	4,242,869
Southwest Airlines Co.	244,604	13,357,825
Union Pacific Corp.	350,869	53,956,635
United Continental Holdings, Inc. *	108,566	10,498,332
XPO Logistics, Inc. *	60,485	4,588,392
		155,950,258

Utilities 0.7%
NextEra Energy, Inc.	223,730	40,653,978
NRG Energy, Inc.	144,166	5,540,300
		46,194,278
Total Common Stock
(Cost $4,970,040,203)		6,450,735,662

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Companies 0.6% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (c)	37,188,302	37,188,302

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.13% (c)	4,485,550	4,485,550
Total Other Investment Companies
(Cost $41,673,852)		41,673,852

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index,e-mini expires 12/21/18	110	7,921,100	218,063
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,345,042.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2018:
	Balance of Shares Held at 8/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	612,730	39,061	(82,706)	569,085	($3,424,607)	$110,499	$73,308

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,450,735,662	$—	$—	$6,450,735,662
Other Investment Companies[1]	41,673,852	—	—	41,673,852
Futures Contracts[2]	218,063	—	—	218,063
Total	$6,492,627,577	$—	$—	$6,492,627,577
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.2%
Aptiv plc	111,847	8,041,799
Autoliv, Inc.	36,828	3,163,894
BorgWarner, Inc.	88,539	3,504,374
Ford Motor Co.	1,650,914	15,535,101
Garrett Motion, Inc. *	30,926	355,649
General Motors Co.	554,511	21,043,692
Harley-Davidson, Inc.	70,386	2,976,624
The Goodyear Tire & Rubber Co.	99,083	2,294,762
		56,915,895

Banks 12.2%
Bank of America Corp.	3,922,839	111,408,628
BB&T Corp.	327,294	16,724,723
BOK Financial Corp.	13,337	1,124,309
Citigroup, Inc.	1,062,778	68,857,387
Citizens Financial Group, Inc.	201,094	7,311,778
Comerica, Inc.	68,392	5,415,278
Commerce Bancshares, Inc.	42,077	2,651,705
Cullen/Frost Bankers, Inc.	27,031	2,711,750
Fifth Third Bancorp	281,610	7,865,367
Huntington Bancshares, Inc.	465,008	6,784,467
JPMorgan Chase & Co.	1,419,294	157,811,300
KeyCorp	443,337	8,130,800
M&T Bank Corp.	60,785	10,273,273
New York Community Bancorp, Inc.	205,672	2,186,293
People's United Financial, Inc.	155,776	2,626,383
Regions Financial Corp.	437,440	7,195,888
SunTrust Banks, Inc.	194,269	12,178,724
The PNC Financial Services Group, Inc.	196,079	26,623,607
U.S. Bancorp	646,867	35,228,377
Wells Fargo & Co.	1,830,449	99,356,772
Zions Bancorp NA	82,065	3,993,283
		596,460,092

Capital Goods 6.5%
AGCO Corp.	28,023	1,672,413
Allison Transmission Holdings, Inc.	50,864	2,396,203
Arconic, Inc.	182,735	3,925,148
Caterpillar, Inc.	251,085	34,064,702
Cummins, Inc.	63,464	9,586,872
Donaldson Co., Inc.	54,407	3,048,968
Eaton Corp. plc	182,803	14,064,863
Emerson Electric Co.	265,489	17,925,817
Flowserve Corp.	54,982	2,667,177
Fluor Corp.	58,917	2,411,473
General Dynamics Corp.	117,579	21,739,181
General Electric Co.	3,670,507	27,528,802
GrafTech International Ltd.	25,894	409,384
Honeywell International, Inc.	313,679	46,032,393
Illinois Tool Works, Inc.	130,336	18,123,221
Ingersoll-Rand plc	103,586	10,723,223
Security	Number of Shares	Value ($)
Jacobs Engineering Group, Inc.	50,574	3,321,194
Johnson Controls International plc	390,645	13,586,633
L3 Technologies, Inc.	33,021	6,052,419
Lincoln Electric Holdings, Inc.	27,722	2,382,706
Masco Corp.	129,758	4,112,031
PACCAR, Inc.	148,312	9,227,973
Parker-Hannifin Corp.	55,733	9,588,305
Pentair plc	68,538	2,926,573
Resideo Technologies, Inc. *	52,166	1,076,185
Rockwell Automation, Inc.	51,808	9,032,207
United Technologies Corp.	341,699	41,632,606
		319,258,672

Commercial & Professional Services 0.6%
ADT, Inc. (a)	51,102	399,107
ManpowerGroup, Inc.	27,181	2,206,553
Nielsen Holdings plc	150,476	4,088,433
Republic Services, Inc.	92,034	7,117,909
The Dun & Bradstreet Corp.	15,816	2,270,229
Waste Management, Inc.	166,384	15,598,500
		31,680,731

Consumer Durables & Apparel 0.7%
Garmin Ltd.	50,974	3,397,927
Hanesbrands, Inc.	153,384	2,440,339
Hasbro, Inc.	49,345	4,490,395
Leggett & Platt, Inc.	54,764	2,121,557
Mattel, Inc. *	143,760	1,998,264
Ralph Lauren Corp.	23,432	2,610,325
Tapestry, Inc.	122,134	4,754,677
VF Corp.	137,003	11,136,974
Whirlpool Corp.	27,217	3,432,880
		36,383,338

Consumer Services 2.3%
Aramark	103,600	3,943,016
Caesars Entertainment Corp. *	254,858	2,171,390
Carnival Corp.	170,365	10,271,306
Darden Restaurants, Inc.	52,123	5,761,677
H&R Block, Inc.	87,492	2,363,159
Las Vegas Sands Corp.	156,586	8,602,835
McDonald's Corp.	327,597	61,755,311
Service Corp. International	75,865	3,504,963
Wyndham Destinations, Inc.	41,856	1,735,768
Yum! Brands, Inc.	134,170	12,373,157
		112,482,582

Diversified Financials 3.7%
AGNC Investment Corp.	219,350	3,882,495
Ally Financial, Inc.	177,610	4,738,635
American Express Co.	298,320	33,492,386
Annaly Capital Management, Inc.	547,495	5,496,850
AXA Equitable Holdings, Inc.	56,654	1,114,951

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital One Financial Corp.	202,170	18,130,605
Discover Financial Services	144,379	10,294,223
Eaton Vance Corp.	50,248	2,046,601
Franklin Resources, Inc.	129,233	4,379,706
Invesco Ltd.	173,234	3,525,312
Janus Henderson Group plc	71,094	1,663,600
Jefferies Financial Group, Inc.	122,421	2,674,899
KKR & Co., Inc., Class A	221,496	5,076,688
Lazard Ltd., Class A	54,635	2,191,956
Nasdaq, Inc.	48,780	4,454,589
Northern Trust Corp.	94,394	9,366,717
Santander Consumer USA Holdings, Inc.	48,512	943,558
Starwood Property Trust, Inc.	112,453	2,515,574
State Street Corp.	160,504	11,720,002
Synchrony Financial	288,516	7,495,646
The Bank of New York Mellon Corp.	388,502	19,934,038
The Goldman Sachs Group, Inc.	148,309	28,281,043
		183,420,074

Energy 9.2%
Anadarko Petroleum Corp.	215,943	11,423,385
Apache Corp.	161,476	5,672,652
Baker Hughes a GE Co.	214,214	4,888,363
Chevron Corp.	809,018	96,224,601
ConocoPhillips	490,483	32,460,165
Devon Energy Corp.	197,860	5,348,156
Exxon Mobil Corp.	1,787,638	142,117,221
Helmerich & Payne, Inc.	45,615	2,764,269
Hess Corp.	106,441	5,736,105
HollyFrontier Corp.	68,723	4,293,126
Kinder Morgan, Inc.	802,326	13,695,705
Marathon Oil Corp.	359,755	6,004,311
Marathon Petroleum Corp.	283,065	18,444,515
Murphy Oil Corp.	68,528	2,186,043
National Oilwell Varco, Inc.	161,990	5,201,499
Newfield Exploration Co. *	85,503	1,449,276
Noble Energy, Inc.	204,960	4,865,750
Occidental Petroleum Corp.	322,815	22,684,210
ONEOK, Inc.	173,902	10,682,800
Phillips 66	180,398	16,870,821
Targa Resources Corp.	95,630	4,267,967
TechnipFMC plc	180,272	4,162,480
The Williams Cos., Inc.	511,486	12,950,826
Valero Energy Corp.	180,507	14,422,509
WPX Energy, Inc. *	166,805	2,326,930
		451,143,685

Food & Staples Retailing 1.7%
Sysco Corp.	201,638	13,590,401
The Kroger Co.	336,759	9,988,272
Walmart, Inc.	606,055	59,181,271
		82,759,944

Food, Beverage & Tobacco 7.3%
Altria Group, Inc.	796,029	43,646,270
Archer-Daniels-Midland Co.	236,753	10,895,373
Bunge Ltd.	59,390	3,389,387
Campbell Soup Co.	81,464	3,193,389
Conagra Brands, Inc.	198,550	6,421,107
General Mills, Inc.	252,137	10,667,916
Hormel Foods Corp.	115,112	5,190,400
Ingredion, Inc.	29,927	3,126,174
Kellogg Co.	107,130	6,818,825
Lamb Weston Holdings, Inc.	61,649	4,728,478
McCormick & Co., Inc. Non-Voting Shares	51,195	7,679,250
Mondelez International, Inc., Class A	619,245	27,853,640
Security	Number of Shares	Value ($)
PepsiCo, Inc.	597,201	72,822,690
Philip Morris International, Inc.	656,351	56,794,052
Pilgrim's Pride Corp. *	21,915	434,794
The Coca-Cola Co.	1,616,134	81,453,154
The Kraft Heinz Co.	262,483	13,418,131
		358,533,030

Health Care Equipment & Services 2.8%
Abbott Laboratories	740,657	54,845,651
Baxter International, Inc.	210,042	14,398,379
Cardinal Health, Inc.	130,946	7,179,769
CVS Health Corp.	544,906	43,701,461
Encompass Health Corp.	41,721	3,137,837
Quest Diagnostics, Inc.	57,925	5,130,417
Zimmer Biomet Holdings, Inc.	86,069	10,071,794
		138,465,308

Household & Personal Products 2.8%
Colgate-Palmolive Co.	366,322	23,268,773
Kimberly-Clark Corp.	146,851	16,942,200
The Procter & Gamble Co.	1,051,197	99,348,629
		139,559,602

Insurance 4.5%
Aflac, Inc.	324,398	14,837,965
American Financial Group, Inc.	29,711	3,041,218
American International Group, Inc.	375,426	16,237,175
Arthur J. Gallagher & Co.	77,130	5,944,409
Assurant, Inc.	22,380	2,176,231
Axis Capital Holdings Ltd.	35,170	1,946,660
Brighthouse Financial, Inc. *	50,134	2,018,395
Brown & Brown, Inc.	98,121	2,847,471
Chubb Ltd.	195,678	26,169,976
Cincinnati Financial Corp.	64,010	5,231,537
CNA Financial Corp.	11,830	555,064
Erie Indemnity Co., Class A	8,379	1,146,666
Fidelity National Financial, Inc.	116,647	3,919,339
Lincoln National Corp.	91,724	5,775,860
Loews Corp.	116,984	5,622,251
Marsh & McLennan Cos., Inc.	213,155	18,906,848
MetLife, Inc.	420,344	18,759,953
Old Republic International Corp.	120,504	2,717,365
Principal Financial Group, Inc.	111,749	5,511,461
Prudential Financial, Inc.	176,373	16,536,732
Reinsurance Group of America, Inc.	26,779	4,000,247
The Allstate Corp.	146,332	13,051,351
The Hartford Financial Services Group, Inc.	150,750	6,661,643
The Progressive Corp.	246,342	16,330,011
The Travelers Cos., Inc.	112,856	14,713,037
Torchmark Corp.	43,969	3,799,361
Unum Group	91,908	3,300,416
		221,758,642

Materials 3.6%
Air Products & Chemicals, Inc.	92,602	14,896,884
Albemarle Corp.	45,866	4,417,813
Avery Dennison Corp.	37,024	3,569,114
Celanese Corp., Series A	56,772	5,729,998
CF Industries Holdings, Inc.	98,816	4,169,047
DowDuPont, Inc.	974,739	56,388,651
Eastman Chemical Co.	59,247	4,669,848
Freeport-McMoRan, Inc.	614,243	7,334,061
Huntsman Corp.	90,612	1,832,175
International Paper Co.	172,205	7,954,149
LyondellBasell Industries N.V., Class A	135,076	12,603,942

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Newmont Mining Corp.	224,983	7,275,950
Nucor Corp.	133,551	8,067,816
PPG Industries, Inc.	102,263	11,180,414
Reliance Steel & Aluminum Co.	30,283	2,436,267
RPM International, Inc.	56,512	3,726,966
Sonoco Products Co.	41,605	2,393,952
Steel Dynamics, Inc.	98,902	3,481,350
The Chemours Co.	74,036	2,108,545
The Mosaic Co.	149,854	5,394,744
W.R. Grace & Co.	28,309	1,807,247
Westrock Co.	107,889	5,082,651
		176,521,584

Media & Entertainment 1.4%
CBS Corp., Class B Non-Voting Shares	145,572	7,887,091
DISH Network Corp., Class A *	97,041	3,179,063
Liberty Media Corp. - Liberty Formula One, Class A *	10,676	307,682
Liberty Media Corp. - Liberty Formula One, Class C *	85,206	2,540,843
News Corp., Class A	161,411	2,095,115
News Corp., Class B	52,701	706,193
Omnicom Group, Inc.	94,720	7,290,598
Snap, Inc., Class A *	288,801	1,880,095
The Interpublic Group of Cos., Inc.	161,976	3,806,436
Twenty-First Century Fox, Inc., Class A	445,581	22,042,892
Twenty-First Century Fox, Inc., Class B	206,286	10,114,203
Viacom, Inc., Class B	152,813	4,715,809
		66,566,020

Pharmaceuticals, Biotechnology & Life Sciences 11.5%
AbbVie, Inc.	639,489	60,284,628
Agilent Technologies, Inc.	134,929	9,762,113
Bristol-Myers Squibb Co.	688,904	36,828,808
Eli Lilly & Co.	403,681	47,892,714
Gilead Sciences, Inc.	547,252	39,369,309
Johnson & Johnson	1,132,884	166,420,659
Merck & Co., Inc.	1,123,082	89,105,326
Pfizer, Inc.	2,475,548	114,444,584
		564,108,141

Real Estate 3.0%
American Campus Communities, Inc.	57,836	2,534,952
Brixmor Property Group, Inc.	126,957	2,094,790
Camden Property Trust	38,920	3,703,627
Douglas Emmett, Inc.	68,076	2,513,366
Equity Residential	155,658	11,090,632
Gaming & Leisure Properties, Inc.	84,965	2,925,345
HCP, Inc.	197,881	5,789,998
Healthcare Trust of America, Inc., Class A	88,053	2,476,050
Highwoods Properties, Inc.	43,667	1,893,838
Host Hotels & Resorts, Inc.	313,505	5,956,595
Iron Mountain, Inc.	121,351	4,122,293
Kimco Realty Corp.	178,882	2,924,721
Lamar Advertising Co., Class A	35,671	2,705,289
Liberty Property Trust	62,020	2,808,886
National Retail Properties, Inc.	65,916	3,299,755
Omega Healthcare Investors, Inc.	85,082	3,228,011
Park Hotels & Resorts, Inc.	84,933	2,617,635
Prologis, Inc.	265,793	17,898,501
Realty Income Corp.	122,519	7,852,243
Regency Centers Corp.	71,588	4,557,292
Senior Housing Properties Trust	100,782	1,386,760
SL Green Realty Corp.	36,466	3,516,052
The Macerich Co.	44,571	2,241,476
Ventas, Inc.	150,806	9,574,673
Security	Number of Shares	Value ($)
VEREIT, Inc.	407,850	3,120,052
VICI Properties, Inc.	149,289	3,250,022
Vornado Realty Trust	73,024	5,254,807
Welltower, Inc.	157,023	11,357,474
Weyerhaeuser Co.	319,698	8,443,224
WP Carey, Inc.	68,323	4,628,883
		145,767,242

Retailing 1.0%
Best Buy Co., Inc.	102,202	6,601,227
Foot Locker, Inc.	49,267	2,778,659
Genuine Parts Co.	62,104	6,440,806
Kohl's Corp.	70,077	4,707,072
L Brands, Inc.	96,524	3,195,910
Macy's, Inc.	129,888	4,444,767
Nordstrom, Inc.	48,571	2,567,949
Target Corp.	222,515	15,789,664
The Gap, Inc.	91,142	2,487,265
Williams-Sonoma, Inc.	34,119	1,932,159
		50,945,478

Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc. *	363,414	7,740,718
Analog Devices, Inc.	156,825	14,415,354
Applied Materials, Inc.	415,093	15,474,667
Intel Corp.	1,947,065	96,009,775
KLA-Tencor Corp.	65,785	6,483,770
Marvell Technology Group Ltd.	249,431	4,018,333
Maxim Integrated Products, Inc.	117,123	6,549,518
Microchip Technology, Inc.	99,651	7,473,825
QUALCOMM, Inc.	512,236	29,842,869
Teradyne, Inc.	78,962	2,818,154
Texas Instruments, Inc.	410,389	40,977,342
Xilinx, Inc.	107,000	9,895,360
		241,699,685

Software & Services 2.9%
Booz Allen Hamilton Holding Corp.	60,232	3,090,504
DXC Technology Co.	119,194	7,513,990
International Business Machines Corp.	385,476	47,903,103
Leidos Holdings, Inc.	63,148	3,978,324
Oracle Corp.	1,193,568	58,198,376
Paychex, Inc.	135,044	9,555,713
Sabre Corp.	105,832	2,706,124
Symantec Corp.	262,756	5,809,535
Teradata Corp. *	49,945	1,879,430
The Western Union Co.	189,372	3,546,938
		144,182,037

Technology Hardware & Equipment 3.9%
Arrow Electronics, Inc. *	36,569	2,814,716
Avnet, Inc.	49,322	2,161,290
Cisco Systems, Inc.	1,930,461	92,411,168
Corning, Inc.	342,552	11,037,026
FLIR Systems, Inc.	57,821	2,651,671
Hewlett Packard Enterprise Co.	622,219	9,333,285
HP, Inc.	667,009	15,341,207
Jabil, Inc.	64,822	1,618,605
Juniper Networks, Inc.	145,505	4,177,449
Keysight Technologies, Inc. *	78,777	4,869,994
Motorola Solutions, Inc.	68,447	8,983,669
National Instruments Corp.	47,459	2,323,593
NetApp, Inc.	109,598	7,328,818
Seagate Technology plc	110,450	4,759,291
TE Connectivity Ltd.	146,924	11,302,863

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Western Digital Corp.	123,116	5,588,235
Xerox Corp.	87,670	2,360,076
		189,062,956

Telecommunication Services 4.3%
AT&T, Inc.	3,066,873	95,809,112
CenturyLink, Inc.	402,012	7,557,826
Verizon Communications, Inc.	1,744,896	105,217,229
		208,584,167

Transportation 1.9%
American Airlines Group, Inc.	173,520	6,968,563
C.H. Robinson Worldwide, Inc.	58,546	5,405,552
CSX Corp.	344,633	25,030,695
Delta Air Lines, Inc.	265,850	16,139,754
Expeditors International of Washington, Inc.	73,718	5,609,203
United Parcel Service, Inc., Class B	292,705	33,745,959
		92,899,726

Utilities 5.9%
AES Corp.	278,339	4,311,471
Alliant Energy Corp.	98,452	4,468,736
Ameren Corp.	102,807	7,054,616
American Electric Power Co., Inc.	208,119	16,179,171
American Water Works Co., Inc.	76,018	7,252,877
Aqua America, Inc.	75,141	2,576,585
Atmos Energy Corp.	47,153	4,511,128
Avangrid, Inc.	23,818	1,199,951
CenterPoint Energy, Inc.	208,539	5,841,177
CMS Energy Corp.	120,067	6,254,290
Consolidated Edison, Inc.	131,545	10,569,641
Dominion Energy, Inc.	276,211	20,577,719
DTE Energy Co.	76,568	9,168,252
Duke Energy Corp.	300,737	26,636,276
Edison International	137,843	7,625,475
Entergy Corp.	76,598	6,668,622
Evergy, Inc.	115,017	6,828,559
Eversource Energy	133,687	9,136,170
Exelon Corp.	407,989	18,926,610
FirstEnergy Corp.	205,320	7,767,256
National Fuel Gas Co.	36,330	1,956,371
NiSource, Inc.	153,238	4,048,548
OGE Energy Corp.	83,965	3,326,693
Security	Number of Shares	Value ($)
PG&E Corp. *	217,904	5,748,308
Pinnacle West Capital Corp.	47,231	4,220,562
PPL Corp.	294,943	9,022,306
Public Service Enterprise Group, Inc.	212,850	11,898,315
SCANA Corp.	59,701	2,785,649
Sempra Energy	115,575	13,316,551
The Southern Co.	428,606	20,285,922
UGI Corp.	73,626	4,229,814
Vistra Energy Corp. *	170,818	4,010,807
WEC Energy Group, Inc.	133,491	9,675,428
Xcel Energy, Inc.	214,796	11,266,050
		289,345,906
Total Common Stock
(Cost $4,404,262,571)		4,898,504,537

Other Investment Companies 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (b)	1,925,284	1,925,284

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.13% (b)	333,270	333,270
Total Other Investment Companies
(Cost $2,258,554)		2,258,554

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 12/21/18	185	11,215,625	118,885
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $323,334.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,898,504,537	$—	$—	$4,898,504,537
Other Investment Companies[1]	2,258,554	—	—	2,258,554
Futures Contracts[2]	118,885	—	—	118,885
Total	$4,900,881,976	$—	$—	$4,900,881,976
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.8%
Adient plc	147,579	3,494,671
Autoliv, Inc.	147,876	12,704,027
BorgWarner, Inc.	355,021	14,051,731
Delphi Technologies plc	150,859	2,578,180
Gentex Corp.	457,031	10,292,338
Harley-Davidson, Inc.	282,547	11,948,913
Lear Corp.	111,183	15,148,684
The Goodyear Tire & Rubber Co.	402,792	9,328,663
Thor Industries, Inc.	85,060	5,767,918
Veoneer, Inc. *(a)	147,507	4,757,101
		90,072,226

Banks 4.5%
Associated Banc-Corp.	292,478	6,776,715
Bank OZK	205,428	5,567,099
BankUnited, Inc.	179,032	6,183,765
BOK Financial Corp.	54,263	4,574,371
CIT Group, Inc.	179,386	8,328,892
Commerce Bancshares, Inc.	169,042	10,653,030
Cullen/Frost Bankers, Inc.	108,626	10,897,360
East West Bancorp, Inc.	245,789	13,196,411
F.N.B. Corp.	551,089	6,756,351
First Citizens BancShares, Inc., Class A	15,504	6,658,503
First Hawaiian, Inc.	153,520	3,994,590
First Horizon National Corp.	552,015	9,102,727
IBERIABANK Corp.	94,923	7,095,494
Investors Bancorp, Inc.	415,142	5,097,944
MGIC Investment Corp. *	617,595	7,232,037
New York Community Bancorp, Inc.	830,644	8,829,746
PacWest Bancorp	208,047	8,371,811
People's United Financial, Inc.	634,699	10,701,025
Pinnacle Financial Partners, Inc.	124,423	7,135,659
Popular, Inc.	173,504	9,785,626
Prosperity Bancshares, Inc.	112,771	7,825,180
Signature Bank	94,108	11,606,340
Sterling Bancorp	382,700	7,386,110
Synovus Financial Corp.	199,422	7,540,146
TFS Financial Corp.	90,547	1,450,563
Webster Financial Corp.	156,756	9,432,009
Western Alliance Bancorp *	165,499	7,756,938
Wintrust Financial Corp.	95,635	7,397,367
Zions Bancorp NA	329,922	16,054,005
		233,387,814

Capital Goods 11.1%
A.O. Smith Corp.	245,673	11,639,987
Acuity Brands, Inc.	68,272	8,876,725
AECOM *	273,220	8,786,755
AGCO Corp.	112,953	6,741,035
Air Lease Corp.	164,843	6,405,799
Allegion plc	161,155	14,760,187
Security	Number of Shares	Value ($)
Allison Transmission Holdings, Inc.	204,454	9,631,828
Arconic, Inc.	729,809	15,676,297
Arcosa, Inc. *	83,949	2,295,166
BWX Technologies, Inc.	169,114	7,647,335
Carlisle Cos., Inc.	101,258	10,684,744
Colfax Corp. *	163,700	4,082,678
Crane Co.	86,105	7,436,889
Curtiss-Wright Corp.	74,913	8,270,395
Donaldson Co., Inc.	219,256	12,287,106
EMCOR Group, Inc.	98,859	7,202,867
Flowserve Corp.	221,891	10,763,932
Fluor Corp.	238,591	9,765,530
Fortune Brands Home & Security, Inc.	241,941	10,597,016
Gardner Denver Holdings, Inc. *	217,011	5,371,022
Gates Industrial Corp. plc *	78,776	1,160,371
Graco, Inc.	283,498	12,488,087
GrafTech International Ltd.	103,650	1,638,707
HD Supply Holdings, Inc. *	312,170	12,455,583
HEICO Corp.	69,490	5,873,295
HEICO Corp., Class A	121,470	8,201,654
Hexcel Corp.	149,087	9,194,195
Hubbell, Inc.	92,988	10,243,558
Huntington Ingalls Industries, Inc.	73,616	15,864,248
IDEX Corp.	130,285	17,901,159
ITT, Inc.	148,843	8,253,344
Jacobs Engineering Group, Inc.	202,795	13,317,548
Lennox International, Inc.	61,524	13,898,887
Lincoln Electric Holdings, Inc.	110,728	9,517,072
MSC Industrial Direct Co., Inc., Class A	78,255	6,932,610
Nordson Corp.	88,936	10,708,784
nVent Electric plc	276,860	6,927,037
Oshkosh Corp.	124,248	8,862,610
Owens Corning	188,897	9,850,979
Pentair plc	274,100	11,704,070
Quanta Services, Inc. *	252,921	8,877,527
Regal Beloit Corp.	73,828	5,771,873
Sensata Technologies Holding plc *	288,351	13,339,117
Snap-on, Inc.	95,787	15,923,631
Spirit AeroSystems Holdings, Inc., Class A	180,775	14,801,857
Teledyne Technologies, Inc. *	60,973	13,693,316
The Middleby Corp. *	94,484	11,412,722
The Timken Co.	117,919	4,734,448
The Toro Co.	178,397	11,058,830
Trex Co., Inc. *	99,696	6,353,626
Trinity Industries, Inc.	250,287	5,964,339
United Rentals, Inc. *	140,311	16,434,627
USG Corp.	144,594	6,223,326
WABCO Holdings, Inc. *	89,715	10,895,887
Wabtec Corp.	145,492	13,763,543
Watsco, Inc.	54,463	8,370,963
Woodward, Inc.	94,350	7,895,208
Xylem, Inc.	305,317	22,282,035
		571,713,966

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Commercial & Professional Services 1.9%
ADT, Inc. (a)	204,354	1,596,005
ASGN, Inc. *	88,868	6,154,109
Clean Harbors, Inc. *	86,739	5,597,268
Insperity, Inc.	64,744	6,476,990
KAR Auction Services, Inc.	227,736	13,012,835
ManpowerGroup, Inc.	110,259	8,950,825
Nielsen Holdings plc	604,894	16,434,970
Robert Half International, Inc.	208,406	12,885,743
Rollins, Inc.	166,830	10,603,715
Stericycle, Inc. *	145,065	6,973,274
The Dun & Bradstreet Corp.	63,107	9,058,379
		97,744,113

Consumer Durables & Apparel 3.4%
Brunswick Corp.	147,388	7,817,460
Carter's, Inc.	78,963	7,304,078
Columbia Sportswear Co.	51,100	4,666,963
Garmin Ltd.	205,131	13,674,032
Hanesbrands, Inc.	611,999	9,736,904
Leggett & Platt, Inc.	221,187	8,568,784
Mattel, Inc. *	586,255	8,148,944
Michael Kors Holdings Ltd. *	253,383	11,085,506
Newell Brands, Inc.	738,284	17,275,846
NVR, Inc. *	5,791	14,187,950
Polaris Industries, Inc.	99,680	9,668,960
PulteGroup, Inc.	444,080	11,777,002
Ralph Lauren Corp.	93,801	10,449,431
Skechers U.S.A., Inc., Class A *	229,603	6,199,281
Toll Brothers, Inc.	230,403	7,596,387
Under Armour, Inc., Class A *	316,957	7,568,933
Under Armour, Inc., Class C *	324,168	7,238,671
Whirlpool Corp.	109,666	13,832,173
		176,797,305

Consumer Services 3.5%
Aramark	418,093	15,912,620
Bright Horizons Family Solutions, Inc. *	99,483	12,105,091
Caesars Entertainment Corp. *	1,023,306	8,718,567
Cracker Barrel Old Country Store, Inc. (a)	40,787	7,374,697
Domino's Pizza, Inc.	71,055	19,704,973
Dunkin' Brands Group, Inc.	142,351	10,533,974
Extended Stay America, Inc.	321,080	5,843,656
frontdoor, Inc. *	115,159	2,682,053
Grand Canyon Education, Inc. *	81,887	10,019,693
H&R Block, Inc.	349,266	9,433,675
Marriott Vacations Worldwide Corp.	69,528	5,645,674
Service Corp. International	306,407	14,156,003
ServiceMaster Global Holdings, Inc. *	230,320	10,196,266
Six Flags Entertainment Corp.	121,416	7,450,086
Texas Roadhouse, Inc.	112,863	7,452,344
Vail Resorts, Inc.	68,402	19,096,470
Wyndham Destinations, Inc.	168,951	7,006,398
Wyndham Hotels & Resorts, Inc.	170,381	8,541,200
		181,873,440

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	90,700	10,078,584
AGNC Investment Corp.	886,507	15,691,174
Cboe Global Markets, Inc.	189,915	20,438,652
Chimera Investment Corp.	317,819	6,098,947
Credit Acceptance Corp. *	21,049	8,617,882
Eaton Vance Corp.	200,582	8,169,705
FactSet Research Systems, Inc.	65,113	15,268,347
Invesco Ltd.	697,468	14,193,474
Security	Number of Shares	Value ($)
Janus Henderson Group plc	286,100	6,694,740
Jefferies Financial Group, Inc.	492,545	10,762,108
Lazard Ltd., Class A	221,039	8,868,085
LPL Financial Holdings, Inc.	149,711	9,606,955
MarketAxess Holdings, Inc.	63,937	13,921,003
MFA Financial, Inc.	762,258	5,526,370
Morningstar, Inc.	31,148	3,679,825
Navient Corp.	400,319	4,603,669
New Residential Investment Corp.	619,409	10,653,835
OneMain Holdings, Inc. *	126,905	3,714,509
Raymond James Financial, Inc.	222,819	17,765,359
Santander Consumer USA Holdings, Inc.	196,616	3,824,181
SEI Investments Co.	223,609	12,007,803
SLM Corp. *	741,626	7,616,499
Starwood Property Trust, Inc.	453,857	10,152,781
Two Harbors Investment Corp.	421,576	6,062,263
Voya Financial, Inc.	272,775	12,261,236
		246,277,986

Energy 3.3%
Antero Resources Corp. *	377,175	4,952,308
Centennial Resource Development, Inc., Class A *	322,740	5,008,925
Chesapeake Energy Corp. *(a)	1,553,980	4,537,622
Cimarex Energy Co.	161,853	13,268,709
CNX Resources Corp. *	362,055	5,010,841
Core Laboratories N.V.	75,128	6,243,888
Diamondback Energy, Inc.	256,976	28,365,064
Helmerich & Payne, Inc.	185,019	11,212,151
HollyFrontier Corp.	274,973	17,177,563
Murphy Oil Corp.	276,429	8,818,085
Newfield Exploration Co. *	339,638	5,756,864
Parsley Energy, Inc., Class A *	446,316	8,984,341
PBF Energy, Inc., Class A	203,339	7,865,153
Peabody Energy Corp.	132,664	4,131,157
Range Resources Corp.	351,919	5,120,421
Targa Resources Corp.	383,187	17,101,636
Transocean Ltd. *	731,707	6,790,241
WPX Energy, Inc. *	670,175	9,348,941
		169,693,910

Food & Staples Retailing 0.4%
Casey's General Stores, Inc.	62,182	8,050,704
US Foods Holding Corp. *	368,608	12,230,413
		20,281,117

Food, Beverage & Tobacco 1.4%
Bunge Ltd.	239,416	13,663,471
Flowers Foods, Inc.	311,815	6,170,819
Ingredion, Inc.	120,626	12,600,592
Lamb Weston Holdings, Inc.	248,747	19,078,895
Lancaster Colony Corp.	33,157	5,978,870
National Beverage Corp. (a)	20,574	1,795,493
Pilgrim's Pride Corp. *	88,848	1,762,744
Post Holdings, Inc. *	113,137	10,946,005
Seaboard Corp.	450	1,674,900
		73,671,789

Health Care Equipment & Services 5.2%
Acadia Healthcare Co., Inc. *	149,999	5,095,466
athenahealth, Inc. *	68,838	9,162,338
Chemed Corp.	27,402	8,680,406
DENTSPLY SIRONA, Inc.	377,477	14,261,081
DexCom, Inc. *	150,135	19,455,995
Encompass Health Corp.	167,892	12,627,157

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Haemonetics Corp. *	87,735	9,412,211
HealthEquity, Inc. *	92,259	8,182,451
Hill-Rom Holdings, Inc.	113,113	10,967,436
ICU Medical, Inc. *	28,122	6,763,060
Inogen, Inc. *	29,710	4,378,066
Insulet Corp. *	100,016	8,394,343
Integra LifeSciences Holdings Corp. *	119,771	6,423,319
LivaNova plc *	82,534	8,351,615
Masimo Corp. *	81,554	9,005,193
Medidata Solutions, Inc. *	101,430	7,831,410
MEDNAX, Inc. *	158,856	6,386,011
Molina Healthcare, Inc. *	104,912	14,657,255
STERIS plc	143,509	17,089,052
Teladoc Health, Inc. *	117,923	7,364,291
Teleflex, Inc.	77,906	21,456,870
Varian Medical Systems, Inc. *	155,379	19,172,215
Veeva Systems, Inc., Class A *	204,873	19,700,588
West Pharmaceutical Services, Inc.	124,761	13,668,815
		268,486,644

Household & Personal Products 0.5%
Coty, Inc., Class A	764,193	6,373,370
Herbalife Nutrition Ltd. *	178,962	10,245,574
Nu Skin Enterprises, Inc., Class A	94,364	6,225,193
Spectrum Brands Holdings, Inc.	76,820	3,793,372
		26,637,509

Insurance 4.7%
Alleghany Corp.	25,359	16,002,290
American Financial Group, Inc.	119,580	12,240,209
American National Insurance Co.	14,601	1,863,234
Arthur J. Gallagher & Co.	310,341	23,917,981
Assurant, Inc.	89,683	8,720,775
Assured Guaranty Ltd.	184,200	7,519,044
Athene Holding Ltd., Class A *	215,518	9,372,878
Axis Capital Holdings Ltd.	141,991	7,859,202
Brighthouse Financial, Inc. *	203,552	8,195,003
Brown & Brown, Inc.	393,997	11,433,793
CNO Financial Group, Inc.	279,685	5,118,235
Erie Indemnity Co., Class A	33,730	4,615,950
Everest Re Group Ltd.	69,325	15,395,696
First American Financial Corp.	189,755	9,170,859
Kemper Corp.	103,657	7,888,298
Old Republic International Corp.	481,966	10,868,333
Primerica, Inc.	73,244	8,707,247
Reinsurance Group of America, Inc.	108,231	16,167,547
RenaissanceRe Holdings Ltd.	68,399	9,070,391
The Hanover Insurance Group, Inc.	72,265	8,289,518
Torchmark Corp.	175,816	15,192,260
Unum Group	371,004	13,322,754
W.R. Berkley Corp.	163,596	12,888,093
		243,819,590

Materials 6.2%
Alcoa Corp. *	316,671	10,073,305
AptarGroup, Inc.	105,651	10,992,987
Ashland Global Holdings, Inc.	106,081	8,686,973
Avery Dennison Corp.	148,403	14,306,049
Axalta Coating Systems Ltd. *	363,918	9,108,868
Bemis Co., Inc.	154,652	7,540,832
Berry Global Group, Inc. *	223,855	11,264,384
CF Industries Holdings, Inc.	396,190	16,715,256
Crown Holdings, Inc. *	229,655	11,776,708
Eagle Materials, Inc.	81,194	5,927,162
FMC Corp.	228,709	18,923,383
Graphic Packaging Holding Co.	527,446	6,324,078
Security	Number of Shares	Value ($)
Huntsman Corp.	365,351	7,387,397
International Flavors & Fragrances, Inc.	171,934	24,351,012
NewMarket Corp.	15,155	6,372,374
Olin Corp.	283,808	6,110,386
Packaging Corp. of America	160,514	15,701,479
Reliance Steel & Aluminum Co.	122,970	9,892,936
Royal Gold, Inc.	111,321	8,143,131
RPM International, Inc.	226,730	14,952,843
Sealed Air Corp.	269,907	9,859,703
Sonoco Products Co.	169,187	9,735,020
Steel Dynamics, Inc.	398,846	14,039,379
The Chemours Co.	299,655	8,534,174
The Mosaic Co.	602,397	21,686,292
The Scotts Miracle-Gro Co., Class A	66,900	5,083,062
United States Steel Corp.	300,897	6,938,685
Valvoline, Inc.	324,159	6,836,513
W.R. Grace & Co.	114,246	7,293,465
Westlake Chemical Corp.	61,691	4,471,981
		319,029,817

Media & Entertainment 3.1%
Altice USA, Inc., Class A	199,601	3,530,942
Cable One, Inc.	8,424	7,575,619
Cinemark Holdings, Inc.	180,664	6,932,078
Discovery, Inc., Class A *	264,364	8,121,262
Discovery, Inc., Class C *	612,235	17,099,724
DISH Network Corp., Class A *	388,770	12,736,105
GCI Liberty, Inc., Class A *	168,217	8,052,548
Liberty Media Corp. - Liberty Formula One, Class A *	42,187	1,215,829
Liberty Media Corp. - Liberty Formula One, Class C *	345,742	10,310,026
Lions Gate Entertainment Corp., Class A	92,931	1,803,791
Lions Gate Entertainment Corp., Class B	180,394	3,252,504
Live Nation Entertainment, Inc. *	234,375	13,050,000
News Corp., Class A	653,009	8,476,057
News Corp., Class B	210,350	2,818,690
Snap, Inc., Class A *	1,164,544	7,581,181
The Interpublic Group of Cos., Inc.	651,366	15,307,101
The Madison Square Garden Co., Class A *	29,260	7,900,785
TripAdvisor, Inc. *	173,830	11,135,550
Zillow Group, Inc., Class A *	83,529	3,026,256
Zillow Group, Inc., Class C *	194,926	7,124,545
		157,050,593

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Alkermes plc *	263,685	9,608,681
Alnylam Pharmaceuticals, Inc. *	152,209	12,353,282
Amneal Pharmaceuticals, Inc. *	126,598	2,242,051
Bio-Rad Laboratories, Inc., Class A *	33,979	9,325,876
Bio-Techne Corp.	64,092	10,345,731
Bluebird Bio, Inc. *	91,844	11,286,709
Bruker Corp.	170,003	5,633,899
Catalent, Inc. *	246,185	9,761,235
Charles River Laboratories International, Inc. *	81,608	11,004,839
Exact Sciences Corp. *	208,389	16,250,174
Exelixis, Inc. *	506,487	10,286,751
FibroGen, Inc. *	127,816	5,542,102
Ionis Pharmaceuticals, Inc. *	233,884	13,633,098
Jazz Pharmaceuticals plc *	102,591	15,511,759
Ligand Pharmaceuticals, Inc., Class B *	35,774	5,644,064
Loxo Oncology, Inc. *	47,740	6,703,651
Neurocrine Biosciences, Inc. *	153,439	13,544,061
PerkinElmer, Inc.	187,991	16,366,497
Perrigo Co., plc	213,659	13,306,683
PRA Health Sciences, Inc. *	98,441	11,492,002

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sage Therapeutics, Inc. *	79,118	9,121,514
Sarepta Therapeutics, Inc. *	112,614	14,580,135
Seattle Genetics, Inc. *	181,291	11,345,191
Syneos Health, Inc. *	103,201	5,337,556
United Therapeutics Corp. *	74,014	8,741,053
		258,968,594

Real Estate 10.8%
American Campus Communities, Inc.	232,693	10,198,934
American Homes 4 Rent, Class A	436,749	9,097,482
Apartment Investment & Management Co., Class A	267,488	12,596,010
Brixmor Property Group, Inc.	512,655	8,458,807
Camden Property Trust	157,741	15,010,634
CubeSmart	315,907	9,837,344
CyrusOne, Inc.	177,630	9,961,490
Douglas Emmett, Inc.	273,894	10,112,166
Duke Realty Corp.	607,314	17,284,156
EPR Properties	126,352	8,949,512
Equity Commonwealth	205,689	6,534,740
Equity LifeStyle Properties, Inc.	151,149	15,043,860
Extra Space Storage, Inc.	214,958	20,631,669
Federal Realty Investment Trust	124,790	16,483,511
Forest City Realty Trust, Inc., Class A	454,947	11,510,159
Gaming & Leisure Properties, Inc.	341,467	11,756,709
Healthcare Realty Trust, Inc.	212,831	6,597,761
Healthcare Trust of America, Inc., Class A	352,686	9,917,530
Highwoods Properties, Inc.	175,843	7,626,311
Hospitality Properties Trust	279,343	7,497,566
Hudson Pacific Properties, Inc.	266,328	8,218,882
Invitation Homes, Inc.	504,163	10,819,338
Iron Mountain, Inc.	485,709	16,499,535
Jones Lang LaSalle, Inc.	77,554	11,105,733
Kilroy Realty Corp.	171,045	11,988,544
Kimco Realty Corp.	714,583	11,683,432
Lamar Advertising Co., Class A	143,410	10,876,214
Liberty Property Trust	250,945	11,365,299
Life Storage, Inc.	79,182	7,731,330
Medical Properties Trust, Inc.	620,081	10,708,799
National Retail Properties, Inc.	266,898	13,360,914
Omega Healthcare Investors, Inc.	339,791	12,891,671
Paramount Group, Inc.	351,486	5,015,705
Park Hotels & Resorts, Inc.	341,116	10,513,195
Rayonier, Inc.	220,017	6,959,138
Regency Centers Corp.	287,914	18,328,605
RLJ Lodging Trust	297,910	6,059,489
Senior Housing Properties Trust	403,889	5,557,513
SL Green Realty Corp.	147,009	14,174,608
Spirit Realty Capital, Inc.	728,315	5,404,097
STORE Capital Corp.	310,873	9,313,755
Sun Communities, Inc.	146,730	15,274,593
Taubman Centers, Inc.	103,652	5,487,337
The Howard Hughes Corp. *	66,560	7,372,186
The Macerich Co.	180,176	9,061,051
UDR, Inc.	454,408	19,366,869
Uniti Group, Inc.	298,562	5,950,341
VEREIT, Inc.	1,644,735	12,582,223
VICI Properties, Inc.	604,832	13,167,193
Weingarten Realty Investors	202,403	5,841,351
WP Carey, Inc.	273,467	18,527,389
		556,312,680

Retailing 4.9%
Advance Auto Parts, Inc.	125,854	22,365,514
American Eagle Outfitters, Inc.	286,042	5,986,859
AutoNation, Inc. *	97,748	3,629,383
Burlington Stores, Inc. *	114,834	19,034,884
Security	Number of Shares	Value ($)
Etsy, Inc. *	203,962	11,022,106
Five Below, Inc. *	94,632	9,916,487
Floor & Decor Holdings, Inc., Class A *	97,328	3,224,477
Foot Locker, Inc.	198,147	11,175,491
GrubHub, Inc. *	153,496	12,017,202
Kohl's Corp.	283,244	19,025,500
L Brands, Inc.	387,791	12,839,760
LKQ Corp. *	539,687	15,024,886
Macy's, Inc.	521,559	17,847,749
Nordstrom, Inc.	194,661	10,291,727
Penske Automotive Group, Inc.	62,008	2,703,549
Pool Corp.	68,759	11,174,025
Qurate Retail, Inc. *	713,730	15,859,081
Signet Jewelers Ltd.	88,233	4,649,879
The Michaels Cos., Inc. *	166,005	2,817,105
Tractor Supply Co.	206,810	19,673,835
Urban Outfitters, Inc. *	129,456	4,930,979
Wayfair, Inc., Class A *	101,101	10,736,926
Williams-Sonoma, Inc.	136,876	7,751,288
		253,698,692

Semiconductors & Semiconductor Equipment 1.8%
Cypress Semiconductor Corp.	614,430	8,540,577
First Solar, Inc. *	128,262	5,701,246
Marvell Technology Group Ltd.	1,001,167	16,128,800
MKS Instruments, Inc.	93,100	7,304,626
Monolithic Power Systems, Inc.	66,124	8,732,997
ON Semiconductor Corp. *	724,053	13,887,336
Qorvo, Inc. *	213,805	14,070,507
Teradyne, Inc.	316,285	11,288,212
Universal Display Corp.	71,857	6,599,347
		92,253,648

Software & Services 9.4%
Akamai Technologies, Inc. *	287,765	19,783,844
Aspen Technology, Inc. *	120,878	10,431,771
Black Knight, Inc. *	240,977	10,925,897
Blackbaud, Inc.	82,474	6,041,221
Booz Allen Hamilton Holding Corp.	242,051	12,419,637
Cadence Design Systems, Inc. *	480,035	21,620,776
CDK Global, Inc.	219,747	11,075,249
Ceridian HCM Holding, Inc. *	60,804	2,439,456
DocuSign, Inc. *	37,244	1,555,309
EPAM Systems, Inc. *	87,009	11,332,922
Euronet Worldwide, Inc. *	86,700	10,196,787
Fair Isaac Corp. *	49,506	9,833,377
Fortinet, Inc. *	244,132	18,026,707
Gartner, Inc. *	154,294	23,636,298
Genpact Ltd.	235,676	7,159,837
GoDaddy, Inc., Class A *	280,897	18,331,338
Guidewire Software, Inc. *	136,353	12,675,375
HubSpot, Inc. *	61,241	8,514,336
Jack Henry & Associates, Inc.	131,074	18,311,038
Leidos Holdings, Inc.	256,011	16,128,693
LogMeIn, Inc.	88,154	8,130,443
Manhattan Associates, Inc. *	111,745	5,534,730
MAXIMUS, Inc.	109,178	7,764,739
New Relic, Inc. *	76,750	6,691,833
Nuance Communications, Inc. *	487,409	7,793,670
Nutanix, Inc., Class A *	127,018	5,678,975
Okta, Inc. *	132,379	8,425,923
Paycom Software, Inc. *	83,564	11,094,792
Perspecta, Inc.	242,207	5,112,990
Proofpoint, Inc. *	93,075	9,029,206
PTC, Inc. *	180,048	15,572,352
RealPage, Inc. *	124,241	6,408,351
RingCentral, Inc., Class A *	115,120	9,543,448

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sabre Corp.	426,419	10,903,534
SS&C Technologies Holdings, Inc.	350,755	16,888,853
Tableau Software, Inc., Class A *	119,035	14,836,522
Teradata Corp. *	202,384	7,615,710
The Ultimate Software Group, Inc. *	52,964	13,978,259
The Western Union Co.	759,382	14,223,225
Twilio, Inc., Class A *	130,214	12,303,921
Tyler Technologies, Inc. *	65,607	12,646,405
WEX, Inc. *	73,192	11,342,564
Zendesk, Inc. *	179,767	10,683,553
Zscaler, Inc. *	24,346	955,824
		483,599,690

Technology Hardware & Equipment 4.8%
ARRIS International plc *	288,070	8,901,363
Arrow Electronics, Inc. *	148,554	11,434,201
Avnet, Inc.	196,710	8,619,832
CDW Corp.	257,338	23,850,086
Cognex Corp.	291,869	12,848,073
Coherent, Inc. *	41,276	5,702,692
CommScope Holding Co., Inc. *	326,647	5,912,311
Dolby Laboratories, Inc., Class A	109,374	7,699,930
F5 Networks, Inc. *	103,331	17,769,832
FLIR Systems, Inc.	234,367	10,748,071
IPG Photonics Corp. *	61,230	8,703,844
Jabil, Inc.	260,538	6,505,634
Juniper Networks, Inc.	585,624	16,813,265
Keysight Technologies, Inc. *	318,123	19,666,364
Littelfuse, Inc.	42,566	8,145,004
National Instruments Corp.	190,732	9,338,239
NCR Corp. *	200,347	5,551,615
SYNNEX Corp.	70,101	5,659,955
Trimble, Inc. *	425,412	16,178,418
Ubiquiti Networks, Inc. (a)	33,966	3,701,615
ViaSat, Inc. *	95,102	6,575,352
Xerox Corp.	351,386	9,459,311
Zebra Technologies Corp., Class A *	91,127	16,384,635
		246,169,642

Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	156,470	5,590,673
Zayo Group Holdings, Inc. *	361,257	9,508,284
		15,098,957

Transportation 2.8%
Alaska Air Group, Inc.	209,272	15,331,267
AMERCO	12,974	4,494,842
Expeditors International of Washington, Inc.	296,246	22,541,358
Genesee & Wyoming, Inc., Class A *	101,216	8,429,268
J.B. Hunt Transport Services, Inc.	148,431	15,787,121
JetBlue Airways Corp. *	530,151	10,348,548
Kirby Corp. *	91,553	6,989,156
Knight-Swift Transportation Holdings, Inc.	218,407	7,569,987
Landstar System, Inc.	69,825	7,616,511
Security	Number of Shares	Value ($)
Macquarie Infrastructure Corp.	130,570	5,444,769
Old Dominion Freight Line, Inc.	111,274	15,214,494
Ryder System, Inc.	90,226	5,104,085
XPO Logistics, Inc. *	215,486	16,346,768
		141,218,174

Utilities 4.2%
AES Corp.	1,124,120	17,412,619
Alliant Energy Corp.	397,172	18,027,637
Aqua America, Inc.	302,366	10,368,130
Atmos Energy Corp.	188,896	18,071,680
IDACORP, Inc.	85,621	8,411,407
MDU Resources Group, Inc.	333,133	8,818,031
National Fuel Gas Co.	146,055	7,865,062
NiSource, Inc.	616,824	16,296,490
NRG Energy, Inc.	515,389	19,806,399
OGE Energy Corp.	338,865	13,425,831
Pinnacle West Capital Corp.	190,268	17,002,348
Portland General Electric Co.	151,648	7,301,851
SCANA Corp.	241,856	11,285,001
UGI Corp.	295,277	16,963,664
Vectren Corp.	140,902	10,118,173
Vistra Energy Corp. *	687,162	16,134,564
		217,308,887
Total Common Stock
(Cost $4,656,312,346)		5,141,166,783

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (b)	3,166,096	3,166,096

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 2.13% (b)	19,250,794	19,250,794
Total Other Investment Companies
(Cost $22,416,890)		22,416,890

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/21/18	54	10,149,300	131,203
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,632,039.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,141,166,783	$—	$—	$5,141,166,783
Other Investment Companies[1]	22,416,890	—	—	22,416,890
Futures Contracts[2]	131,203	—	—	131,203
Total	$5,163,714,876	$—	$—	$5,163,714,876
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Adient plc	243,426	5,764,328
American Axle & Manufacturing Holdings, Inc. *	314,861	3,920,019
Cooper Tire & Rubber Co.	141,068	4,824,526
Cooper-Standard Holding, Inc. *	46,966	3,434,154
Dana, Inc.	400,541	5,811,850
Delphi Technologies plc	249,619	4,265,989
Dorman Products, Inc. *	81,796	7,186,596
Fox Factory Holding Corp. *	104,827	6,678,528
Gentex Corp.	748,740	16,861,625
Gentherm, Inc. *	102,787	4,772,400
Horizon Global Corp. *(a)	69,329	138,658
LCI Industries	69,905	5,409,249
Modine Manufacturing Co. *	140,506	1,833,603
Motorcar Parts of America, Inc. *	52,459	941,639
Standard Motor Products, Inc.	55,942	2,946,465
Stoneridge, Inc. *	75,036	2,007,213
Superior Industries International, Inc.	63,819	469,708
Tenneco, Inc., Class A	142,521	4,810,084
Thor Industries, Inc.	139,783	9,478,685
Tower International, Inc.	57,136	1,606,664
Visteon Corp. *	81,416	6,010,129
Winnebago Industries, Inc.	79,557	1,991,312
		101,163,424

Banks 11.0%
1st Source Corp.	46,760	2,261,314
Access National Corp.	39,816	1,052,735
Ameris Bancorp	110,611	4,737,469
Arrow Financial Corp.	39,847	1,385,480
Associated Banc-Corp.	479,484	11,109,644
Axos Financial, Inc. *	155,667	4,856,810
Banc of California, Inc.	118,203	2,033,092
BancFirst Corp.	48,113	2,685,668
BancorpSouth Bank	251,581	7,746,179
Bank of Hawaii Corp.	116,510	9,291,673
Bank OZK	337,883	9,156,629
BankUnited, Inc.	294,330	10,166,158
Banner Corp.	89,026	5,341,560
Beneficial Bancorp, Inc.	207,885	3,218,060
Berkshire Hills Bancorp, Inc.	112,044	3,826,303
Boston Private Financial Holdings, Inc.	239,929	3,044,699
Bridge Bancorp, Inc.	50,965	1,504,487
Bridgewater Bancshares, Inc. *	17,450	210,971
Brookline Bancorp, Inc.	222,867	3,449,981
Bryn Mawr Bank Corp.	58,008	2,280,875
Byline Bancorp, Inc. *	43,219	896,362
Cadence BanCorp	205,999	4,225,039
Camden National Corp.	45,064	1,863,396
Capitol Federal Financial, Inc.	389,794	5,472,708
Carolina Financial Corp.	57,638	1,980,442
Cathay General Bancorp	215,913	8,543,677
Security	Number of Shares	Value ($)
CBTX, Inc.	51,041	1,760,404
CenterState Bank Corp.	197,504	4,939,575
Central Pacific Financial Corp.	81,642	2,289,242
Chemical Financial Corp.	197,876	9,339,747
City Holding Co.	42,848	3,287,727
Columbia Banking System, Inc.	205,120	8,344,282
Columbia Financial, Inc. *	138,310	2,179,766
Community Bank System, Inc.	142,802	9,376,379
Community Trust Bancorp, Inc.	46,212	2,135,457
ConnectOne Bancorp, Inc.	82,955	1,670,714
Customers Bancorp, Inc. *	80,769	1,575,803
CVB Financial Corp.	283,820	6,595,977
Dime Community Bancshares, Inc.	88,396	1,613,227
Eagle Bancorp, Inc. *	88,939	5,126,444
Enterprise Financial Services Corp.	64,160	2,867,310
Equity Bancshares, Inc., Class A *	39,805	1,503,435
Essent Group Ltd. *	273,862	10,560,119
F.N.B. Corp.	903,497	11,076,873
FB Financial Corp.	46,918	1,813,381
FCB Financial Holdings, Inc., Class A *	129,666	5,139,960
Federal Agricultural Mortgage Corp., Class C	28,098	1,856,154
Fidelity Southern Corp.	61,161	1,451,351
Financial Institutions, Inc.	43,930	1,321,414
First Bancorp (North Carolina)	82,302	3,293,726
First BanCorp (Puerto Rico)	611,395	5,533,125
First Busey Corp.	120,606	3,460,186
First Citizens BancShares, Inc., Class A	25,537	10,967,375
First Commonwealth Financial Corp.	278,125	3,877,063
First Community Bankshares, Inc.	40,411	1,405,090
First Defiance Financial Corp.	56,555	1,593,720
First Financial Bancorp	271,320	7,575,254
First Financial Bankshares, Inc. (a)	188,553	12,353,993
First Financial Corp.	29,896	1,395,844
First Foundation, Inc. *	105,804	1,693,922
First Hawaiian, Inc.	253,423	6,594,066
First Horizon National Corp.	905,377	14,929,667
First Interstate BancSystem, Inc., Class A	92,284	4,007,894
First Merchants Corp.	137,312	5,772,596
First Midwest Bancorp, Inc.	285,870	6,743,673
Flagstar Bancorp, Inc. *	81,494	2,644,480
Flushing Financial Corp.	78,478	1,834,031
Fulton Financial Corp.	492,159	8,568,488
German American Bancorp, Inc.	59,209	1,867,452
Glacier Bancorp, Inc.	236,419	11,163,705
Great Southern Bancorp, Inc.	33,973	1,844,054
Great Western Bancorp, Inc.	165,385	6,172,168
Green Bancorp, Inc.	73,437	1,493,709
Guaranty Bancorp	76,692	1,964,082
Hancock Whitney Corp.	236,533	9,513,357
Hanmi Financial Corp.	90,117	2,022,225
HarborOne Bancorp, Inc. *	90,423	1,603,200
Heartland Financial USA, Inc.	80,658	4,411,993
Heritage Commerce Corp.	107,875	1,541,534
Heritage Financial Corp.	94,349	3,299,385
Hilltop Holdings, Inc.	205,774	4,020,824
Home BancShares, Inc.	449,258	8,809,949

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HomeStreet, Inc. *	74,862	1,992,826
HomeTrust Bancshares, Inc.	47,501	1,234,551
Hope Bancorp, Inc.	342,204	5,201,501
Horizon Bancorp, Inc.	101,002	1,757,435
IBERIABANK Corp.	156,290	11,682,678
Independent Bank Corp.	77,300	6,212,601
Independent Bank Group, Inc.	66,334	3,795,631
International Bancshares Corp.	152,163	5,841,538
Investors Bancorp, Inc.	683,785	8,396,880
Kearny Financial Corp.	276,236	3,657,365
Lakeland Bancorp, Inc.	128,415	2,122,700
Lakeland Financial Corp.	71,819	3,325,220
LegacyTexas Financial Group, Inc.	126,508	4,909,775
LendingTree, Inc. *	20,616	5,367,169
Live Oak Bancshares, Inc.	69,846	1,250,942
Luther Burbank Corp.	45,487	473,065
MB Financial, Inc.	234,649	10,765,696
Mercantile Bank Corp.	46,024	1,470,007
Merchants Bancorp	43,766	1,045,570
Meridian Bancorp, Inc.	149,604	2,446,025
Meta Financial Group, Inc.	76,060	1,738,732
MGIC Investment Corp. *	1,009,840	11,825,226
Midland States Bancorp, Inc.	58,439	1,516,492
Mr Cooper Group, Inc. *	75,509	1,142,451
National Bank Holdings Corp., Class A	71,547	2,663,695
National Commerce Corp. *	48,603	2,009,248
NBT Bancorp, Inc.	120,990	4,714,980
Nicolet Bankshares, Inc. *	20,877	1,084,560
NMI Holdings, Inc., Class A *	186,491	3,644,034
Northfield Bancorp, Inc.	130,468	1,838,294
Northwest Bancshares, Inc.	291,002	5,217,666
OceanFirst Financial Corp.	123,293	3,177,261
Ocwen Financial Corp. *	311,440	657,138
OFG Bancorp	121,890	2,215,960
Old National Bancorp	419,463	7,856,542
Opus Bank	59,849	1,292,738
Origin Bancorp, Inc.	14,430	539,393
Oritani Financial Corp.	108,926	1,698,156
Pacific Premier Bancorp, Inc. *	126,854	3,915,983
PacWest Bancorp	342,666	13,788,880
Park National Corp.	38,612	3,692,466
Peapack Gladstone Financial Corp.	43,746	1,251,573
People's Utah Bancorp	45,590	1,473,013
Peoples Bancorp, Inc.	48,649	1,697,850
Peoples Financial Services Corp.	18,861	801,781
Pinnacle Financial Partners, Inc.	203,994	11,699,056
Popular, Inc.	286,508	16,159,051
Preferred Bank	38,680	1,981,190
Prosperity Bancshares, Inc.	185,101	12,844,158
Provident Financial Services, Inc.	170,487	4,378,106
QCR Holdings, Inc.	37,049	1,365,256
Radian Group, Inc.	594,289	10,934,918
Renasant Corp.	132,683	4,849,564
Republic Bancorp, Inc., Class A	30,258	1,309,264
S&T Bancorp, Inc.	97,048	4,102,219
Sandy Spring Bancorp, Inc.	98,508	3,548,258
Seacoast Banking Corp. of Florida *	142,216	4,124,264
ServisFirst Bancshares, Inc.	126,703	4,988,297
Simmons First National Corp., Class A	255,725	7,518,315
South State Corp.	103,166	7,485,725
Southside Bancshares, Inc.	93,875	3,203,954
State Bank Financial Corp.	108,350	2,611,235
Sterling Bancorp	628,238	12,124,993
Sterling Bancorp, Inc.	55,877	471,043
Stock Yards Bancorp, Inc.	62,328	1,953,983
Synovus Financial Corp.	329,041	12,441,040
TCF Financial Corp.	467,898	10,523,026
Texas Capital Bancshares, Inc. *	140,174	8,362,781
TFS Financial Corp.	153,089	2,452,486
Security	Number of Shares	Value ($)
The Bancorp, Inc. *	156,499	1,557,165
The First of Long Island Corp.	64,120	1,386,274
Tompkins Financial Corp.	34,317	2,806,101
Towne Bank	179,710	5,141,503
TriCo Bancshares	74,163	2,851,567
TriState Capital Holdings, Inc. *	62,579	1,571,359
Triumph Bancorp, Inc. *	66,972	2,563,688
TrustCo Bank Corp.	267,947	2,114,102
Trustmark Corp.	187,417	6,061,066
UMB Financial Corp.	126,111	8,533,931
Umpqua Holdings Corp.	614,170	11,816,631
Union Bankshares Corp.	166,371	5,889,533
United Bankshares, Inc.	289,975	10,488,396
United Community Banks, Inc.	222,247	5,745,085
United Financial Bancorp, Inc.	141,813	2,322,897
Univest Corp. of Pennsylvania	81,511	2,078,531
Valley National Bancorp	927,048	10,030,659
Veritex Holdings, Inc. *	66,977	1,720,639
Walker & Dunlop, Inc.	81,435	3,846,175
Washington Federal, Inc.	231,667	6,674,326
Washington Trust Bancorp, Inc.	41,199	2,167,067
Waterstone Financial, Inc.	81,472	1,365,471
Webster Financial Corp.	257,005	15,463,991
WesBanco, Inc.	153,096	6,656,614
Westamerica Bancorp	73,913	4,671,302
Western Alliance Bancorp *	271,388	12,719,956
Wintrust Financial Corp.	157,069	12,149,287
WSFS Financial Corp.	88,118	3,707,124
		844,073,891

Capital Goods 9.8%
AAON, Inc.	112,964	4,286,984
AAR Corp.	91,144	3,982,081
Actuant Corp., Class A	171,958	4,402,125
Advanced Drainage Systems, Inc.	116,341	3,172,619
AECOM *	450,193	14,478,207
Aegion Corp. *	89,543	1,710,271
Aerojet Rocketdyne Holdings, Inc. *	192,748	6,786,657
Aerovironment, Inc. *	59,060	4,523,996
Air Lease Corp.	269,623	10,477,550
Aircastle Ltd.	153,850	2,869,303
Alamo Group, Inc.	26,638	2,205,893
Albany International Corp., Class A	81,495	5,896,978
Altra Industrial Motion Corp.	178,824	5,641,897
Ameresco, Inc., Class A *	51,341	807,081
American Railcar Industries, Inc.	20,105	1,412,778
American Woodmark Corp. *	43,421	2,904,431
Apogee Enterprises, Inc.	78,355	2,856,040
Applied Industrial Technologies, Inc.	108,459	7,074,781
Argan, Inc.	40,565	1,763,361
Armstrong Flooring, Inc. *	71,404	1,116,759
Armstrong World Industries, Inc. *	143,965	9,644,215
Astec Industries, Inc.	64,020	2,283,593
Astronics Corp. *	68,810	2,233,573
Atkore International Group, Inc. *	130,946	2,673,917
Axon Enterprise, Inc. *	161,601	7,024,795
AZZ, Inc.	72,143	3,444,107
Babcock & Wilcox Enterprises, Inc. *	473,872	419,661
Barnes Group, Inc.	130,513	7,837,306
Beacon Roofing Supply, Inc. *	191,498	6,675,620
BMC Stock Holdings, Inc. *	191,256	3,253,265
Briggs & Stratton Corp.	117,433	1,752,100
Builders FirstSource, Inc. *	317,935	4,301,661
BWX Technologies, Inc.	277,638	12,554,790
CAI International, Inc. *	50,856	1,246,481
Chart Industries, Inc. *	85,934	5,461,965
CIRCOR International, Inc. *	55,010	1,820,831
Colfax Corp. *	269,786	6,728,463

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Columbus McKinnon Corp.	57,428	1,998,494
Comfort Systems USA, Inc.	104,583	5,507,341
Continental Building Products, Inc. *	104,992	3,000,671
Crane Co.	141,273	12,201,749
CSW Industrials, Inc. *	43,574	2,308,115
Cubic Corp.	69,500	4,252,705
Curtiss-Wright Corp.	122,546	13,529,078
Douglas Dynamics, Inc.	62,913	2,344,768
DXP Enterprises, Inc. *	43,888	1,590,062
Dycom Industries, Inc. *	87,591	5,803,780
EMCOR Group, Inc.	162,355	11,829,185
Encore Wire Corp.	57,762	2,885,790
Energy Recovery, Inc. *(a)	86,143	703,788
EnerSys	117,704	10,283,798
Engility Holdings, Inc. *	50,231	1,570,723
EnPro Industries, Inc.	58,091	4,088,445
ESCO Technologies, Inc.	71,812	5,046,947
Esterline Technologies Corp. *	73,439	8,719,412
Evoqua Water Technologies Corp. *	160,995	1,471,494
Federal Signal Corp.	166,811	3,913,386
Foundation Building Materials, Inc. *	48,668	475,973
Franklin Electric Co., Inc.	109,142	4,938,676
Gardner Denver Holdings, Inc. *	354,763	8,780,384
Gates Industrial Corp. plc *	128,448	1,892,039
GATX Corp.	105,464	8,807,299
Generac Holdings, Inc. *	172,700	9,830,084
Gibraltar Industries, Inc. *	88,662	3,206,018
Global Brass & Copper Holdings, Inc.	61,470	1,989,784
GMS, Inc. *	95,078	1,786,516
Graham Corp.	27,246	678,970
Granite Construction, Inc.	126,615	6,410,517
Great Lakes Dredge & Dock Corp. *	172,616	1,279,085
Griffon Corp.	93,546	1,137,519
H&E Equipment Services, Inc.	88,040	1,950,086
Harsco Corp. *	224,030	5,992,802
Herc Holdings, Inc. *	66,336	2,366,205
Hexcel Corp.	243,766	15,033,049
Hillenbrand, Inc.	174,299	7,723,189
Hyster-Yale Materials Handling, Inc.	26,363	1,725,986
Insteel Industries, Inc.	50,267	1,384,353
ITT, Inc.	244,208	13,541,334
JELD-WEN Holding, Inc. *	191,941	3,658,395
John Bean Technologies Corp.	87,612	7,231,494
Kadant, Inc.	31,576	2,875,942
Kaman Corp.	77,552	4,402,627
KBR, Inc.	393,692	7,310,860
Kennametal, Inc.	228,394	9,551,437
Kratos Defense & Security Solutions, Inc. *	241,477	3,211,644
L.B. Foster Co., Class A *	27,240	527,094
Lindsay Corp.	29,830	3,017,603
Lydall, Inc. *	50,332	1,113,847
Masonite International Corp. *	76,482	4,104,789
MasTec, Inc. *	181,800	8,197,362
Mercury Systems, Inc. *	135,827	7,037,197
Meritor, Inc. *	244,118	4,027,947
Milacron Holdings Corp. *	199,958	2,849,402
Moog, Inc., Class A	90,943	7,952,965
MRC Global, Inc. *	250,239	3,936,259
MSC Industrial Direct Co., Inc., Class A	128,601	11,392,763
Mueller Industries, Inc.	159,572	3,801,005
Mueller Water Products, Inc., Class A	445,380	4,689,851
MYR Group, Inc. *	45,930	1,437,609
National Presto Industries, Inc.	13,931	1,789,855
Navistar International Corp. *	182,865	5,858,995
NCI Building Systems, Inc. *	115,600	1,312,060
Nexeo Solutions, Inc. *	160,248	1,559,213
NN, Inc.	111,351	799,500
NOW, Inc. *	300,371	4,052,005
NV5 Global, Inc. *	26,185	1,921,717
Security	Number of Shares	Value ($)
nVent Electric plc	453,813	11,354,401
Omega Flex, Inc.	8,151	451,565
Oshkosh Corp.	203,691	14,529,279
Park-Ohio Holdings Corp.	24,221	873,409
Patrick Industries, Inc. *	64,589	2,565,475
PGT Innovations, Inc. *	164,269	3,165,464
Plug Power, Inc. *(a)	651,106	1,139,436
Powell Industries, Inc.	24,195	739,641
Preformed Line Products Co.	7,557	484,857
Primoris Services Corp.	120,644	2,913,553
Proto Labs, Inc. *	75,611	9,730,380
Quanex Building Products Corp.	97,425	1,538,341
Raven Industries, Inc.	99,508	4,015,148
RBC Bearings, Inc. *	68,535	10,487,226
Regal Beloit Corp.	121,093	9,467,051
REV Group, Inc. (a)	83,859	1,023,080
Rexnord Corp. *	289,480	8,195,179
Rush Enterprises, Inc., Class A	87,557	3,335,922
Rush Enterprises, Inc., Class B	13,114	507,381
Simpson Manufacturing Co., Inc.	115,540	6,759,090
SiteOne Landscape Supply, Inc. *	113,514	6,997,003
SPX Corp. *	121,870	3,604,915
SPX FLOW, Inc. *	117,908	4,425,087
Standex International Corp.	35,531	2,831,821
Sun Hydraulics Corp.	80,684	3,362,909
Sunrun, Inc. *	213,042	3,121,065
Systemax, Inc.	42,896	1,196,369
Tennant Co.	51,356	3,073,657
Terex Corp.	179,741	5,942,237
The Gorman-Rupp Co.	52,847	1,769,318
The Greenbrier Cos., Inc.	89,199	4,362,723
The KeyW Holding Corp. *	138,190	1,350,116
The Manitowoc Co., Inc. *	98,484	1,945,059
The Timken Co.	192,337	7,722,331
Thermon Group Holdings, Inc. *	90,233	2,038,363
Titan International, Inc.	139,413	907,579
Titan Machinery, Inc. *	51,399	901,024
TPI Composites, Inc. *	53,733	1,461,000
Trex Co., Inc. *	163,629	10,428,076
TriMas Corp. *	129,538	3,760,488
Triton International Ltd.	146,181	4,981,848
Triumph Group, Inc.	142,126	2,389,138
Tutor Perini Corp. *	109,493	2,037,665
Univar, Inc. *	317,365	6,874,126
Universal Forest Products, Inc.	170,785	4,723,913
USG Corp.	238,802	10,278,038
Valmont Industries, Inc.	62,087	8,104,837
Veritiv Corp. *	35,158	1,067,045
Vicor Corp. *	46,623	1,669,103
Vivint Solar, Inc. *	87,858	480,583
Wabash National Corp.	158,551	2,463,883
Watsco, Inc.	89,738	13,792,731
Watts Water Technologies, Inc., Class A	77,080	5,685,421
Welbilt, Inc. *	361,122	4,990,706
Wesco Aircraft Holdings, Inc. *	186,711	1,777,489
WESCO International, Inc. *	130,503	6,970,165
Willscot Corp. *	103,062	1,420,194
Woodward, Inc.	155,626	13,022,784
		748,533,858

Commercial & Professional Services 3.0%
ABM Industries, Inc.	184,936	5,858,772
Acacia Research Corp. *	138,719	441,126
ACCO Brands Corp.	298,963	2,427,580
Advanced Disposal Services, Inc. *	202,169	5,448,455
ASGN, Inc. *	146,469	10,142,978
Barrett Business Services, Inc.	20,630	1,451,321
Brady Corp., Class A	133,575	5,818,527

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BrightView Holdings, Inc. *	65,109	820,373
Casella Waste Systems, Inc., Class A *	107,676	3,515,621
CBIZ, Inc. *	156,914	3,309,316
Clean Harbors, Inc. *	142,206	9,176,553
Covanta Holding Corp.	322,676	5,343,515
Deluxe Corp.	131,990	6,645,697
Ennis, Inc.	72,889	1,423,522
Essendant, Inc.	90,908	1,149,077
Exponent, Inc.	146,423	7,368,005
Forrester Research, Inc.	28,079	1,312,412
Franklin Covey Co. *	34,330	813,278
FTI Consulting, Inc. *	105,910	7,440,178
GP Strategies Corp. *	45,831	606,802
Healthcare Services Group, Inc.	205,447	9,697,098
Heidrick & Struggles International, Inc.	52,561	1,926,886
Heritage-Crystal Clean, Inc. *	37,691	1,055,725
Herman Miller, Inc.	167,176	5,660,579
HNI Corp.	121,225	4,673,224
Huron Consulting Group, Inc. *	63,923	3,558,593
ICF International, Inc.	53,477	3,744,994
InnerWorkings, Inc. *	122,548	517,153
Insperity, Inc.	106,270	10,631,251
Interface, Inc.	169,416	2,744,539
Kelly Services, Inc., Class A	86,248	1,976,804
Kforce, Inc.	65,170	2,065,237
Kimball International, Inc., Class B	102,685	1,566,973
Knoll, Inc.	136,944	2,652,605
Korn/Ferry International	157,791	7,727,025
LSC Communications, Inc.	92,520	927,050
Matthews International Corp., Class A	88,946	3,747,295
McGrath RentCorp	66,981	3,578,795
Mistras Group, Inc. *	47,951	824,278
Mobile Mini, Inc.	125,607	5,077,035
MSA Safety, Inc.	98,100	10,691,919
Multi-Color Corp.	38,653	1,716,193
Navigant Consulting, Inc.	118,827	3,044,348
NL Industries, Inc. *	22,978	97,427
PICO Holdings, Inc. *	60,680	591,630
Pitney Bowes, Inc.	521,034	4,397,527
Quad/Graphics, Inc.	83,486	1,367,501
R.R. Donnelley & Sons Co.	195,069	1,234,787
Resources Connection, Inc.	83,179	1,400,734
SP Plus Corp. *	62,996	1,909,409
Steelcase, Inc., Class A	239,031	3,872,302
Team, Inc. *	83,222	1,390,640
Tetra Tech, Inc.	154,506	9,418,686
The Brink's Co.	142,436	10,087,318
TriNet Group, Inc. *	122,949	5,644,589
TrueBlue, Inc. *	112,610	2,843,403
UniFirst Corp.	43,262	6,680,085
US Ecology, Inc.	60,946	4,246,108
Viad Corp.	56,336	2,836,518
VSE Corp.	23,855	694,896
WageWorks, Inc. *	109,861	3,661,667
		232,693,934

Consumer Durables & Apparel 2.4%
Acushnet Holdings Corp.	93,259	2,130,968
American Outdoor Brands Corp. *	156,618	1,907,607
Beazer Homes USA, Inc. *	92,540	1,042,000
Brunswick Corp.	241,648	12,817,010
Callaway Golf Co.	249,558	4,274,928
Cavco Industries, Inc. *	23,662	3,893,819
Century Communities, Inc. *	79,349	1,632,209
Columbia Sportswear Co.	83,399	7,616,831
Crocs, Inc. *	188,709	5,246,110
Deckers Outdoor Corp. *	83,369	11,108,085
Ethan Allen Interiors, Inc.	68,414	1,421,643
Security	Number of Shares	Value ($)
Fossil Group, Inc. *	129,970	2,512,320
G-III Apparel Group Ltd. *	115,854	4,643,428
GoPro, Inc., Class A *	312,701	1,588,521
Helen of Troy Ltd. *	73,407	10,499,403
Hovnanian Enterprises, Inc., Class A *	349,369	443,699
Installed Building Products, Inc. *	61,353	2,376,202
iRobot Corp. *	76,749	7,321,855
Johnson Outdoors, Inc., Class A	16,216	1,156,201
KB Home	241,153	5,090,740
La-Z-Boy, Inc.	129,401	3,782,391
LGI Homes, Inc. *(a)	51,447	2,374,793
Libbey, Inc.	61,401	369,020
M.D.C Holdings, Inc.	125,164	3,686,080
M/I Homes, Inc. *	79,240	1,865,310
Malibu Boats, Inc., Class A *	56,918	2,755,969
Marine Products Corp.	21,082	458,323
Meritage Homes Corp. *	105,947	4,052,473
Movado Group, Inc.	45,842	1,725,493
Nautilus, Inc. *	83,890	1,083,020
Oxford Industries, Inc.	46,940	3,773,507
Roku, Inc. *	124,648	5,079,406
Skechers U.S.A., Inc., Class A *	376,470	10,164,690
Skyline Champion Corp.	94,171	2,120,731
Sonos, Inc. *	38,155	468,543
Steven Madden Ltd.	223,668	7,208,820
Sturm Ruger & Co., Inc.	48,426	2,596,118
Taylor Morrison Home Corp., Class A *	320,338	5,416,916
Tempur Sealy International, Inc. *	128,334	6,542,467
TopBuild Corp. *	100,369	5,113,800
TRI Pointe Group, Inc. *	395,385	4,934,405
Tupperware Brands Corp.	138,656	5,263,382
Unifi, Inc. *	40,151	1,114,993
Universal Electronics, Inc. *	38,341	1,321,998
Vera Bradley, Inc. *	66,089	728,301
Vista Outdoor, Inc. *	165,136	1,882,550
William Lyon Homes, Class A *	97,467	1,211,515
Wolverine World Wide, Inc.	265,763	9,195,400
		185,013,993

Consumer Services 4.0%
Adtalem Global Education, Inc. *	167,218	9,655,167
American Public Education, Inc. *	45,542	1,440,949
BBX Capital Corp.	190,862	1,282,593
Belmond Ltd., Class A *	253,140	4,607,148
Biglari Holdings, Inc., Class A *	236	164,905
Biglari Holdings, Inc., Class B *	2,903	415,274
BJ's Restaurants, Inc.	58,256	3,164,466
Bloomin' Brands, Inc.	256,482	5,014,223
Bluegreen Vacations Corp.	25,981	360,616
Bojangles', Inc. *	50,051	805,321
Boyd Gaming Corp.	224,022	5,560,226
Bridgepoint Education, Inc. *	74,820	598,560
Brinker International, Inc.	107,528	5,492,530
Career Education Corp. *	199,210	2,687,343
Carriage Services, Inc.	40,921	697,294
Carrols Restaurant Group, Inc. *	95,194	1,049,038
Chegg, Inc. *	287,081	8,023,914
Choice Hotels International, Inc.	95,755	7,456,442
Churchill Downs, Inc.	33,373	9,269,684
Chuy's Holdings, Inc. *	46,958	1,004,901
Cracker Barrel Old Country Store, Inc. (a)	67,012	12,116,440
Dave & Buster's Entertainment, Inc.	109,123	6,204,734
Del Frisco's Restaurant Group, Inc. *	84,972	583,758
Denny's Corp. *	175,671	2,905,598
Dine Brands Global, Inc.	49,962	4,455,611
Drive Shack, Inc. *	160,573	749,876
El Pollo Loco Holdings, Inc. *	60,962	930,890
Eldorado Resorts, Inc. *	182,011	8,004,844

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Empire Resorts, Inc. *	9,979	125,436
Extended Stay America, Inc.	527,095	9,593,129
Fiesta Restaurant Group, Inc. *	64,994	1,225,137
Golden Entertainment, Inc. *	52,595	951,444
Graham Holdings Co., Class B	12,172	8,020,861
Grand Canyon Education, Inc. *	134,304	16,433,437
Hilton Grand Vacations, Inc. *	268,532	8,609,136
Houghton Mifflin Harcourt Co. *	284,179	2,827,581
Hyatt Hotels Corp., Class A	121,022	8,630,079
International Speedway Corp., Class A	67,753	2,868,662
Jack in the Box, Inc.	71,784	6,366,523
K12, Inc. *	106,038	2,530,067
Laureate Education, Inc., Class A *	185,531	2,736,582
Lindblad Expeditions Holdings, Inc. *	80,564	1,037,664
Marriott Vacations Worldwide Corp.	114,302	9,281,322
Monarch Casino & Resort, Inc. *	32,745	1,309,800
Noodles & Co. *	111,686	883,436
Papa John's International, Inc. (a)	63,628	3,053,508
Penn National Gaming, Inc. *	296,556	6,556,853
Planet Fitness, Inc., Class A *	245,736	13,569,542
Playa Hotels & Resorts N.V. *	151,883	1,151,273
PlayAGS, Inc. *	64,060	1,438,147
Potbelly Corp. *	70,701	719,736
Red Robin Gourmet Burgers, Inc. *	36,098	1,252,240
Red Rock Resorts, Inc., Class A	196,122	5,130,552
Regis Corp. *	96,266	1,758,780
Ruth's Hospitality Group, Inc.	79,106	1,935,724
Scientific Games Corp., Class A *	152,040	2,961,739
SeaWorld Entertainment, Inc. *	190,092	5,413,820
Shake Shack, Inc., Class A *	72,653	4,035,874
Six Flags Entertainment Corp.	199,118	12,217,881
Sonic Corp.	95,056	4,130,183
Sotheby's *	96,884	3,874,391
Speedway Motorsports, Inc.	32,196	559,566
Strategic Education, Inc.	59,669	8,144,222
Texas Roadhouse, Inc.	185,187	12,227,898
The Cheesecake Factory, Inc.	116,881	5,515,614
The Habit Restaurants, Inc., Class A *	56,912	711,400
The Wendy's Co.	518,885	9,303,608
Weight Watchers International, Inc. *	107,096	5,356,942
Wingstop, Inc.	82,486	5,412,731
		304,564,865

Diversified Financials 4.1%
AG Mortgage Investment Trust, Inc.	78,222	1,420,512
Anworth Mortgage Asset Corp.	272,865	1,225,164
Apollo Commercial Real Estate Finance, Inc.	314,350	5,953,789
Arbor Realty Trust, Inc.	173,417	2,054,991
Arlington Asset Investment Corp., Class A (a)	79,750	685,053
ARMOUR Residential REIT, Inc.	116,219	2,573,089
Artisan Partners Asset Management, Inc., Class A	143,315	3,902,467
BGC Partners, Inc., Class A	751,349	7,919,218
Blackstone Mortgage Trust, Inc., Class A	330,301	11,593,565
Blucora, Inc. *	134,724	4,171,055
Cannae Holdings, Inc. *	187,247	3,263,715
Capstead Mortgage Corp.	256,524	1,982,931
Chimera Investment Corp.	518,273	9,945,659
Cohen & Steers, Inc.	59,673	2,229,383
Colony Credit Real Estate, Inc.	235,446	3,995,519
Cowen, Inc., Class A *	77,201	1,228,268
Curo Group Holdings Corp. *	39,974	532,853
Diamond Hill Investment Group, Inc.	9,113	1,533,718
Donnelley Financial Solutions, Inc. *	94,256	1,570,305
Dynex Capital, Inc.	159,334	960,784
Encore Capital Group, Inc. *	70,931	1,984,649
Security	Number of Shares	Value ($)
Enova International, Inc. *	94,683	2,096,282
Evercore, Inc., Class A	115,201	9,510,995
Exantas Capital Corp.	87,762	980,302
EZCORP, Inc., Class A *	142,744	1,358,923
Federated Investors, Inc., Class B	268,675	7,114,514
FGL Holdings *	478,994	3,836,742
FirstCash, Inc.	123,687	11,014,327
Focus Financial Partners, Inc., Class A *	54,510	1,685,449
GAMCO Investors, Inc., Class A	12,703	273,877
Granite Point Mortgage Trust, Inc.	120,422	2,283,201
Green Dot Corp., Class A *	132,125	11,011,297
Greenhill & Co., Inc.	48,566	1,142,758
Hamilton Lane, Inc., Class A	48,657	1,840,208
Houlihan Lokey, Inc.	95,029	4,019,727
Interactive Brokers Group, Inc., Class A	209,496	12,119,344
INTL FCStone, Inc. *	44,084	1,717,513
Invesco Mortgage Capital, Inc.	309,453	4,833,656
Investment Technology Group, Inc.	94,194	2,838,065
KKR Real Estate Finance Trust, Inc.	77,281	1,506,979
Ladder Capital Corp., Class A	243,610	4,299,716
Ladenburg Thalmann Financial Services, Inc.	278,598	796,790
Legg Mason, Inc.	236,812	6,860,444
LendingClub Corp. *	1,197,433	4,107,195
LPL Financial Holdings, Inc.	245,447	15,750,334
MFA Financial, Inc.	1,254,838	9,097,575
Moelis & Co., Class A	128,348	5,187,826
Morningstar, Inc.	50,853	6,007,773
Navient Corp.	652,738	7,506,487
Nelnet, Inc., Class A	60,155	3,275,440
New Residential Investment Corp.	1,017,258	17,496,838
New York Mortgage Trust, Inc.	422,037	2,616,629
On Deck Capital, Inc. *	151,006	1,183,887
OneMain Holdings, Inc. *	207,004	6,059,007
PennyMac Mortgage Investment Trust	168,919	3,555,745
Piper Jaffray Cos.	42,131	3,006,889
PJT Partners, Inc., Class A	53,351	2,519,768
PRA Group, Inc. *	128,042	3,907,842
Pzena Investment Management, Inc., Class A	48,489	495,073
Redwood Trust, Inc.	234,532	3,914,339
Safeguard Scientifics, Inc. *	57,303	513,435
SLM Corp. *	1,212,978	12,457,284
Stifel Financial Corp.	197,323	9,524,781
TPG RE Finance Trust, Inc.	115,314	2,272,839
Two Harbors Investment Corp.	692,762	9,961,918
Virtu Financial, Inc., Class A	177,941	4,478,775
Virtus Investment Partners, Inc.	19,903	1,890,785
Waddell & Reed Financial, Inc., Class A	225,048	4,581,977
Western Asset Mortgage Capital Corp.	133,346	1,345,461
Westwood Holdings Group, Inc.	22,537	883,901
WisdomTree Investments, Inc.	322,465	2,286,277
World Acceptance Corp. *	18,726	2,040,010
		311,793,886

Energy 4.1%
Alta Mesa Resources, Inc., Class A *	332,399	508,571
Apergy Corp. *	216,261	7,413,427
Arch Coal, Inc., Class A	55,118	4,479,440
Archrock, Inc.	358,602	3,657,740
Berry Petroleum Corp.	51,815	641,988
Bonanza Creek Energy, Inc. *	51,819	1,374,758
Bristow Group, Inc. *(a)	105,671	414,230
C&J Energy Services, Inc. *	176,178	3,026,738
Cactus, Inc., Class A *	106,409	3,073,092
California Resources Corp. *	136,182	3,260,197
Callon Petroleum Co. *	630,595	5,391,587
CARBO Ceramics, Inc. *(a)	60,631	277,690

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Carrizo Oil & Gas, Inc. *	236,144	4,040,424
Centennial Resource Development, Inc., Class A *	529,254	8,214,022
Chesapeake Energy Corp. *	2,542,018	7,422,693
Clean Energy Fuels Corp. *	377,805	842,505
Cloud Peak Energy, Inc. *	210,049	175,916
CNX Resources Corp. *	596,829	8,260,113
CONSOL Energy, Inc. *	77,593	2,666,096
Contango Oil & Gas Co. *	56,201	227,614
Covia Holdings Corp. *(a)	83,633	493,435
CVR Energy, Inc.	82,651	3,119,249
Delek US Holdings, Inc.	214,048	8,516,970
Denbury Resources, Inc. *	1,292,293	2,920,582
Diamond Offshore Drilling, Inc. *	179,034	2,255,828
Dril-Quip, Inc. *	104,036	4,084,453
Eclipse Resources Corp. *	250,582	280,652
Ensco plc, Class A (a)	1,211,262	6,867,856
EP Energy Corp., Class A *(a)	128,162	140,978
Era Group, Inc. *	56,521	568,601
Evolution Petroleum Corp.	84,669	737,467
Exterran Corp. *	87,090	1,959,525
Extraction Oil & Gas, Inc. *	329,812	1,879,928
Forum Energy Technologies, Inc. *	220,370	1,474,275
Frank's International N.V. *	214,078	1,573,473
FTS International, Inc. *	90,797	897,074
Geospace Technologies Corp. *	37,668	585,737
Green Plains, Inc.	107,970	1,754,513
Gulfport Energy Corp. *	437,033	3,723,521
Halcon Resources Corp. *(a)	409,604	1,146,891
Helix Energy Solutions Group, Inc. *	385,810	3,163,642
HighPoint Resources Corp. *	323,697	1,055,252
International Seaways, Inc. *	80,886	1,559,482
Isramco, Inc. *	2,079	251,663
Jagged Peak Energy, Inc. *	171,242	1,959,009
Keane Group, Inc. *	124,557	1,385,074
KLX Energy Services Holdings, Inc. *	58,933	1,189,857
Kosmos Energy Ltd. *	709,756	3,818,487
Laredo Petroleum, Inc. *	433,073	1,892,529
Liberty Oilfield Services, Inc., Class A (a)	110,173	1,908,196
Magnolia Oil & Gas Corp. *	239,912	2,922,128
Mammoth Energy Services, Inc.	34,752	874,360
Matador Resources Co. *	287,023	6,544,124
Matrix Service Co. *	74,448	1,521,717
McDermott International, Inc. *	500,271	4,357,360
Nabors Industries Ltd.	901,998	2,913,454
NACCO Industries, Inc., Class A	10,921	383,436
Natural Gas Services Group, Inc. *	34,454	679,777
NCS Multistage Holdings, Inc. *	37,348	272,640
Newpark Resources, Inc. *	250,951	1,929,813
NextDecade Corp. *	9,064	45,592
Nine Energy Service, Inc. *	28,598	805,892
Noble Corp. plc *	683,831	2,851,575
Northern Oil & Gas, Inc. *	613,811	1,559,080
Oasis Petroleum, Inc. *	740,228	5,285,228
Oceaneering International, Inc. *	273,056	4,584,610
Oil States International, Inc. *	166,219	3,726,630
Overseas Shipholding Group, Inc., Class A *	201,470	431,146
Par Pacific Holdings, Inc. *	77,518	1,311,605
Patterson-UTI Energy, Inc.	614,455	8,528,635
PBF Energy, Inc., Class A	333,908	12,915,561
PDC Energy, Inc. *	183,125	6,215,263
Peabody Energy Corp.	216,905	6,754,422
Penn Virginia Corp. *	37,182	2,162,133
Pioneer Energy Services Corp. *	216,682	548,206
ProPetro Holding Corp. *	203,715	3,304,257
QEP Resources, Inc. *	665,736	5,345,860
Range Resources Corp.	576,741	8,391,582
Renewable Energy Group, Inc. *	106,356	2,866,294
Security	Number of Shares	Value ($)
Resolute Energy Corp. *(a)	55,859	1,986,346
REX American Resources Corp. *	15,847	1,102,793
RigNet, Inc. *	38,643	702,530
Ring Energy, Inc. *	156,159	1,091,551
Rowan Cos. plc, Class A *	357,168	4,950,349
RPC, Inc.	165,923	2,170,273
Sanchez Energy Corp. *(a)	223,858	156,723
SandRidge Energy, Inc. *	82,427	807,785
SEACOR Holdings, Inc. *	49,162	2,042,190
SEACOR Marine Holdings, Inc. *	53,231	957,626
Select Energy Services, Inc., Class A *	162,535	1,573,339
SemGroup Corp., Class A	185,415	3,009,285
SM Energy Co.	289,089	5,897,416
Smart Sand, Inc. *(a)	59,942	195,411
Southwestern Energy Co. *	1,624,530	7,830,235
SRC Energy, Inc. *	672,073	3,877,861
Superior Energy Services, Inc. *	428,204	2,333,712
Talos Energy, Inc. *	60,026	1,159,702
Tellurian, Inc. *(a)	259,951	1,879,446
TETRA Technologies, Inc. *	348,225	807,882
Tidewater, Inc. *	83,306	1,981,017
Transocean Ltd. *(a)	1,196,619	11,104,624
Ultra Petroleum Corp. *	546,121	693,574
Unit Corp. *	153,166	3,185,853
US Silica Holdings, Inc. (a)	214,682	3,046,338
W&T Offshore, Inc. *	254,507	1,478,686
Weatherford International plc *	2,797,902	1,600,400
Whiting Petroleum Corp. *	253,955	7,687,218
WildHorse Resource Development Corp. *	70,708	1,306,684
World Fuel Services Corp.	190,827	4,921,428
		310,103,697

Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc. *	186,327	4,352,599
Casey's General Stores, Inc.	102,148	13,225,102
Ingles Markets, Inc., Class A	39,214	1,140,735
Natural Grocers by Vitamin Cottage, Inc. *	21,737	411,481
Performance Food Group Co. *	290,177	9,999,500
PriceSmart, Inc.	64,436	4,310,124
Rite Aid Corp. *	2,956,125	3,281,299
Smart & Final Stores, Inc. *	75,758	480,306
SpartanNash Co.	99,563	1,866,806
Sprouts Farmers Market, Inc. *	354,919	8,170,235
The Andersons, Inc.	75,106	2,483,004
The Chefs' Warehouse, Inc. *	63,990	2,438,659
United Natural Foods, Inc. *	142,692	3,083,574
Village Super Market, Inc., Class A	22,336	609,550
Weis Markets, Inc.	45,488	2,083,350
		57,936,324

Food, Beverage & Tobacco 1.5%
Alico, Inc.	7,720	255,146
B&G Foods, Inc. (a)	182,717	5,541,807
Cal-Maine Foods, Inc.	85,360	3,988,019
Calavo Growers, Inc.	44,143	4,338,374
Coca-Cola Bottling Co. Consolidated	12,900	2,741,508
Darling Ingredients, Inc. *	456,223	9,982,159
Dean Foods Co.	253,143	1,275,841
Farmer Brothers Co. *	29,059	707,587
Flowers Foods, Inc.	511,280	10,118,231
Fresh Del Monte Produce, Inc.	86,360	2,906,014
Freshpet, Inc. *	70,470	2,325,510
Hostess Brands, Inc. *	283,918	3,307,645
J&J Snack Foods Corp.	41,512	6,511,987
John B Sanfilippo & Son, Inc.	24,280	1,510,702
Lancaster Colony Corp.	54,387	9,807,064
Landec Corp. *	76,868	1,184,536

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Limoneira Co.	41,013	990,054
MGP Ingredients, Inc.	35,055	2,383,389
National Beverage Corp. (a)	34,371	2,999,557
Primo Water Corp. *	90,775	1,318,053
Sanderson Farms, Inc.	55,688	6,301,654
Seaboard Corp.	759	2,824,998
Seneca Foods Corp., Class A *	20,621	690,185
Seneca Foods Corp., Class B *	3,453	114,191
Simply Good Foods Co. *	138,730	2,818,994
The Boston Beer Co., Inc., Class A *	23,975	6,582,096
The Hain Celestial Group, Inc. *	247,525	5,123,767
Tootsie Roll Industries, Inc. (a)	51,315	1,796,538
TreeHouse Foods, Inc. *	157,813	8,300,964
Universal Corp.	69,163	4,384,934
Vector Group Ltd.	308,158	3,882,791
		117,014,295

Health Care Equipment & Services 6.7%
AAC Holdings, Inc. *	31,278	61,618
Acadia Healthcare Co., Inc. *	247,218	8,397,995
Accuray, Inc. *	237,312	972,979
Addus HomeCare Corp. *	27,250	2,022,495
Allscripts Healthcare Solutions, Inc. *	483,895	4,940,568
Amedisys, Inc. *	81,231	11,067,724
American Renal Associates Holdings, Inc. *	51,764	858,765
AMN Healthcare Services, Inc. *	131,633	8,385,022
AngioDynamics, Inc. *	102,736	2,207,797
Anika Therapeutics, Inc. *	40,423	1,392,572
Antares Pharma, Inc. *	404,925	1,461,779
athenahealth, Inc. *	112,866	15,022,465
AtriCure, Inc. *	96,153	3,220,164
Atrion Corp.	3,993	3,087,467
Avanos Medical, Inc. *	131,032	6,251,537
AxoGen, Inc. *	94,583	3,166,639
BioScrip, Inc. *	354,902	1,401,863
BioTelemetry, Inc. *	91,923	6,521,018
Brookdale Senior Living, Inc. *	528,791	4,521,163
Cantel Medical Corp.	101,535	8,719,826
Capital Senior Living Corp. *	79,547	715,923
Cardiovascular Systems, Inc. *	92,187	2,845,813
Castlight Health, Inc., Class B *	207,047	540,393
Cerus Corp. *	370,833	1,946,873
Chemed Corp.	44,868	14,213,285
Civitas Solutions, Inc. *	43,162	599,089
Community Health Systems, Inc. *	322,168	1,530,298
Computer Programs & Systems, Inc.	35,175	938,469
CONMED Corp.	73,269	4,979,361
CorVel Corp. *	25,662	1,788,641
CryoLife, Inc. *	93,769	2,843,076
Diplomat Pharmacy, Inc. *	160,582	2,485,809
Endologix, Inc. *	285,012	242,602
Evolent Health, Inc., Class A *	199,767	5,134,012
GenMark Diagnostics, Inc. *	154,525	805,075
Glaukos Corp. *	92,145	6,070,513
Globus Medical, Inc., Class A *	204,213	9,861,446
Haemonetics Corp. *	144,018	15,450,251
HealthEquity, Inc. *	150,909	13,384,119
HealthStream, Inc.	70,758	1,743,477
Heska Corp. *	18,728	1,947,337
Hill-Rom Holdings, Inc.	184,837	17,921,796
HMS Holdings Corp. *	231,300	8,266,662
ICU Medical, Inc. *	46,270	11,127,472
Inogen, Inc. *	48,558	7,155,507
Inovalon Holdings, Inc., Class A *	199,651	2,655,358
Inspire Medical Systems, Inc. *	21,941	1,007,970
Insulet Corp. *	164,385	13,796,833
Integer Holdings Corp. *	83,038	7,355,506
Security	Number of Shares	Value ($)
Integra LifeSciences Holdings Corp. *	196,919	10,560,766
Invacare Corp.	92,114	506,627
iRhythm Technologies, Inc. *	61,399	4,548,438
Lantheus Holdings, Inc. *	106,135	1,990,031
LeMaitre Vascular, Inc.	43,727	1,219,546
LHC Group, Inc. *	80,769	8,470,245
LivaNova plc *	135,341	13,695,156
Magellan Health, Inc. *	68,085	3,711,994
Masimo Corp. *	134,619	14,864,630
Medidata Solutions, Inc. *	166,479	12,853,844
MEDNAX, Inc. *	262,730	10,561,746
Meridian Bioscience, Inc.	117,480	2,225,071
Merit Medical Systems, Inc. *	151,699	9,564,622
National HealthCare Corp.	26,586	2,218,602
National Research Corp.	30,910	1,232,382
Natus Medical, Inc. *	92,700	3,279,726
Neogen Corp. *	144,918	9,399,381
Nevro Corp. *	83,481	3,465,296
NextGen Healthcare, Inc. *	131,702	2,311,370
NuVasive, Inc. *	143,736	9,154,546
NxStage Medical, Inc. *	187,009	5,281,134
Omnicell, Inc. *	108,826	8,404,632
OraSure Technologies, Inc. *	169,521	2,152,917
Orthofix Medical, Inc. *	52,428	3,158,787
Owens & Minor, Inc.	172,689	1,317,617
Patterson Cos., Inc.	231,972	5,885,130
Penumbra, Inc. *	86,208	12,001,878
Premier, Inc., Class A *	149,367	5,923,895
Quidel Corp. *	97,703	5,942,296
R1 RCM, Inc. *	271,237	2,484,531
RadNet, Inc. *	118,921	1,532,892
SeaSpine Holdings Corp. *	35,940	706,580
Select Medical Holdings Corp. *	300,141	5,816,733
Senseonics Holdings, Inc. *(a)	254,997	866,990
STAAR Surgical Co. *	79,958	3,039,204
Surgery Partners, Inc. *	50,178	720,054
Surmodics, Inc. *	37,034	2,243,890
Tabula Rasa HealthCare, Inc. *	47,555	3,589,451
Tactile Systems Technology, Inc. *	46,268	2,602,112
Tandem Diabetes Care, Inc. *	160,572	5,912,261
Teladoc Health, Inc. *	193,864	12,106,807
Tenet Healthcare Corp. *	229,879	5,992,946
The Ensign Group, Inc.	135,690	6,156,255
The Providence Service Corp. *	30,576	2,165,087
Tivity Health, Inc. *	110,850	4,540,416
TransEnterix, Inc. *(a)	526,211	1,636,516
Triple-S Management Corp., Class B *	61,929	1,181,605
US Physical Therapy, Inc.	35,198	4,188,210
Varex Imaging Corp. *	105,358	2,776,183
ViewRay, Inc. *(a)	155,890	1,046,022
Vocera Communications, Inc. *	85,634	3,403,095
Wright Medical Group N.V. *	324,196	9,064,520
		512,709,087

Household & Personal Products 0.8%
Avon Products, Inc. *	1,225,754	2,598,598
Central Garden & Pet Co. *	30,125	1,019,731
Central Garden & Pet Co., Class A *	114,230	3,552,553
Edgewell Personal Care Co. *	151,399	6,328,478
elf Beauty, Inc. *	61,969	790,724
Energizer Holdings, Inc.	165,676	7,427,255
Inter Parfums, Inc.	47,767	2,950,568
Medifast, Inc.	33,551	4,982,324
Natural Health Trends Corp.	20,261	433,180
Nu Skin Enterprises, Inc., Class A	153,901	10,152,849
Revlon, Inc., Class A *(a)	22,015	550,155
Spectrum Brands Holdings, Inc.	125,852	6,214,572

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
USANA Health Sciences, Inc. *	39,056	4,779,673
WD-40 Co.	38,936	6,801,341
		58,582,001

Insurance 2.9%
Ambac Financial Group, Inc. *	125,666	2,196,642
American Equity Investment Life Holding Co.	250,167	8,538,200
American National Insurance Co.	24,497	3,126,062
AMERISAFE, Inc.	53,393	3,448,654
Argo Group International Holdings Ltd.	95,195	6,598,917
Aspen Insurance Holdings Ltd.	165,456	6,925,988
Assured Guaranty Ltd.	303,757	12,399,361
Citizens, Inc. *(a)	135,909	1,073,681
CNO Financial Group, Inc.	460,156	8,420,855
Crawford & Co., Class A	46,455	419,489
Crawford & Co., Class B	27,327	248,129
Donegal Group, Inc., Class A	35,191	506,750
eHealth, Inc. *	44,645	1,719,725
EMC Insurance Group, Inc.	25,484	814,978
Employers Holdings, Inc.	90,767	4,079,977
Enstar Group Ltd. *	42,200	7,434,374
FBL Financial Group, Inc., Class A	27,521	1,935,552
First American Financial Corp.	311,019	15,031,548
Genworth Financial, Inc., Class A *	1,387,418	6,465,368
Global Indemnity Ltd.	11,461	392,654
Greenlight Capital Re Ltd., Class A *	75,156	795,902
Health Insurance Innovations, Inc., Class A *	33,554	1,235,458
Horace Mann Educators Corp.	113,664	4,578,386
James River Group Holdings Ltd.	82,947	3,156,963
Kemper Corp.	169,677	12,912,420
Kinsale Capital Group, Inc.	53,412	3,322,761
Maiden Holdings Ltd.	191,253	483,870
MBIA, Inc. *	251,345	2,340,022
Mercury General Corp.	76,473	4,332,195
National General Holdings Corp.	172,235	4,572,839
National Western Life Group, Inc., Class A	6,304	1,936,589
NI Holdings, Inc. *	26,669	422,170
Primerica, Inc.	120,187	14,287,831
ProAssurance Corp.	148,587	6,497,710
RLI Corp.	108,176	8,201,904
Safety Insurance Group, Inc.	40,244	3,534,228
Selective Insurance Group, Inc.	163,066	10,822,690
State Auto Financial Corp.	45,389	1,588,615
Stewart Information Services Corp.	67,672	2,846,284
The Hanover Insurance Group, Inc.	119,174	13,670,450
The Navigators Group, Inc.	64,337	4,469,491
Third Point Reinsurance Ltd. *	207,208	2,138,387
Trupanion, Inc. *(a)	72,740	2,177,108
United Fire Group, Inc.	59,035	3,180,215
United Insurance Holdings Corp.	63,270	1,227,438
Universal Insurance Holdings, Inc.	88,913	3,902,392
White Mountains Insurance Group Ltd.	8,924	8,288,165
		218,699,387

Materials 4.4%
AdvanSix, Inc. *	84,058	2,413,305
AK Steel Holding Corp. *	891,566	2,746,023
Allegheny Technologies, Inc. *	348,303	9,146,437
American Vanguard Corp.	73,971	1,236,795
AptarGroup, Inc.	173,598	18,062,872
Balchem Corp.	89,268	7,739,536
Bemis Co., Inc.	253,574	12,364,268
Boise Cascade Co.	107,806	2,865,483
Cabot Corp.	172,743	8,498,956
Carpenter Technology Corp.	132,676	5,715,682
Security	Number of Shares	Value ($)
Century Aluminum Co. *	135,969	1,221,002
Chase Corp.	20,051	2,259,146
Clearwater Paper Corp. *	45,648	1,406,415
Cleveland-Cliffs, Inc. *	825,665	7,662,171
Coeur Mining, Inc. *	553,301	2,185,539
Commercial Metals Co.	324,288	6,249,030
Compass Minerals International, Inc.	93,830	4,700,883
Domtar Corp.	175,912	7,666,245
Eagle Materials, Inc.	132,464	9,669,872
Ferro Corp. *	233,160	4,499,988
Forterra, Inc. *	51,641	253,041
FutureFuel Corp.	76,245	1,316,751
GCP Applied Technologies, Inc. *	202,846	5,537,696
Graphic Packaging Holding Co.	860,063	10,312,155
Greif, Inc., Class A	71,914	3,687,031
Greif, Inc., Class B	16,146	852,347
H.B. Fuller Co.	141,895	6,845,015
Hawkins, Inc.	26,724	1,115,460
Haynes International, Inc.	34,714	1,144,521
Hecla Mining Co.	1,321,844	3,145,989
Ingevity Corp. *	117,314	11,497,945
Innophos Holdings, Inc.	54,371	1,508,252
Innospec, Inc.	67,681	4,990,797
Kaiser Aluminum Corp.	47,198	4,612,661
Koppers Holdings, Inc. *	58,706	1,094,280
Kraton Corp. *	88,404	2,316,185
Kronos Worldwide, Inc.	61,065	755,374
Loop Industries, Inc. *(a)	32,829	268,869
Louisiana-Pacific Corp.	399,577	9,134,330
LSB Industries, Inc. *	56,319	431,967
Materion Corp.	57,460	3,038,485
McEwen Mining, Inc. (a)	756,095	1,330,727
Mercer International, Inc.	119,310	1,460,354
Minerals Technologies, Inc.	97,836	5,506,210
Myers Industries, Inc.	102,497	1,691,200
Neenah, Inc.	47,637	3,281,237
Olin Corp.	466,206	10,037,415
OMNOVA Solutions, Inc. *	124,331	1,013,298
Owens-Illinois, Inc. *	445,602	8,194,621
P.H. Glatfelter Co.	121,348	1,547,187
Platform Specialty Products Corp. *	655,052	7,709,962
PolyOne Corp.	223,817	7,524,728
PQ Group Holdings, Inc. *	106,216	1,630,416
Quaker Chemical Corp.	36,976	7,625,930
Ramaco Resources, Inc. *(a)	17,119	90,731
Rayonier Advanced Materials, Inc.	141,926	2,093,408
Resolute Forest Products, Inc. *	250,275	2,745,517
Schnitzer Steel Industries, Inc., Class A	77,015	2,157,190
Schweitzer-Mauduit International, Inc.	85,246	2,430,363
Sensient Technologies Corp.	118,371	7,606,520
Silgan Holdings, Inc.	217,877	5,610,333
Stepan Co.	57,098	4,614,660
Summit Materials, Inc., Class A *	314,963	4,566,963
SunCoke Energy, Inc. *	179,410	1,751,042
The Scotts Miracle-Gro Co., Class A	109,079	8,287,822
TimkenSteel Corp. *	108,730	1,200,379
Tredegar Corp.	70,803	1,179,578
Trinseo S.A.	118,068	5,965,976
Tronox Ltd., Class A	260,949	2,760,840
United States Lime & Minerals, Inc.	5,758	430,007
United States Steel Corp.	493,745	11,385,760
US Concrete, Inc. *	44,275	1,741,336
Valhi, Inc.	75,211	154,183
Valvoline, Inc.	528,593	11,148,026
Venator Materials plc *	147,526	786,314
Verso Corp., Class A *	95,675	2,412,923

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Warrior Met Coal, Inc.	121,464	2,878,697
Worthington Industries, Inc.	111,993	4,638,750
		339,359,402

Media & Entertainment 2.7%
AMC Entertainment Holdings, Inc., Class A	146,289	1,996,845
AMC Networks, Inc., Class A *	127,435	7,628,259
ANGI Homeservices, Inc., Class A *	146,225	2,563,324
Cable One, Inc.	13,843	12,448,871
Cargurus, Inc. *	90,957	3,539,137
Cars.com, Inc. *	180,950	4,681,176
Central European Media Enterprises Ltd., Class A *	244,870	803,174
Cinemark Holdings, Inc.	296,164	11,363,813
Clear Channel Outdoor Holdings, Inc., Class A	102,048	521,465
comScore, Inc. *	126,645	1,998,458
Emerald Expositions Events, Inc.	69,255	810,284
Entercom Communications Corp., Class A	352,335	2,300,748
Entravision Communications Corp., Class A	179,061	578,367
Gannett Co., Inc.	321,184	3,330,678
Global Eagle Entertainment, Inc. *(a)	138,882	341,650
Glu Mobile, Inc. *	302,340	2,240,339
Gray Television, Inc. *	213,926	3,955,492
Hemisphere Media Group, Inc. *	46,903	650,545
John Wiley & Sons, Inc., Class A	129,014	7,133,184
Liberty Latin America Ltd., Class A *	122,161	2,229,438
Liberty Latin America Ltd., Class C *	333,599	6,168,246
Liberty Media Corp. - Liberty Braves, Class A *	27,091	677,546
Liberty Media Corp. - Liberty Braves, Class C *	100,107	2,502,675
Liberty TripAdvisor Holdings, Inc., Class A *	203,967	3,881,492
Loral Space & Communications, Inc. *	35,115	1,492,739
Match Group, Inc. *(a)	144,477	5,818,089
Meredith Corp.	110,325	6,317,209
MSG Networks, Inc., Class A *	169,154	4,529,944
National CineMedia, Inc.	173,453	1,198,560
New Media Investment Group, Inc.	150,468	1,986,178
Nexstar Media Group, Inc., Class A	127,246	10,515,609
Pandora Media, Inc. *	737,994	6,413,168
Scholastic Corp.	78,801	3,641,394
Sinclair Broadcast Group, Inc., Class A	200,333	6,300,473
TEGNA, Inc.	596,671	7,929,758
The E.W. Scripps Co., Class A	159,192	2,806,555
The Madison Square Garden Co., Class A *	48,004	12,962,040
The Marcus Corp.	54,613	2,318,868
The New York Times Co., Class A	394,763	10,591,491
Tribune Media Co., Class A	225,796	9,090,547
Tribune Publishing Co. *	56,056	817,857
TrueCar, Inc. *	231,926	2,414,350
WideOpenWest, Inc. *	75,624	706,328
World Wrestling Entertainment, Inc., Class A	121,297	8,971,126
XO Group, Inc. *	68,246	2,354,487
Yelp, Inc. *	215,648	7,260,868
Zynga, Inc., Class A *	2,145,278	7,765,906
		208,548,750

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.0%
ACADIA Pharmaceuticals, Inc. *	270,202	5,150,050
Accelerate Diagnostics, Inc. *(a)	70,534	1,041,787
Acceleron Pharma, Inc. *	107,105	5,669,068
Achaogen, Inc. *(a)	86,483	139,238
Achillion Pharmaceuticals, Inc. *	384,107	1,110,069
Aclaris Therapeutics, Inc. *	94,612	881,784
Acorda Therapeutics, Inc. *	109,261	2,232,202
Aduro Biotech, Inc. *	140,203	347,703
Aerie Pharmaceuticals, Inc. *	107,806	4,300,381
Agenus, Inc. *	251,096	605,141
Agios Pharmaceuticals, Inc. *	140,573	9,249,703
Aimmune Therapeutics, Inc. *	106,328	2,525,290
Akcea Therapeutics, Inc. *(a)	42,777	1,449,713
Akebia Therapeutics, Inc. *	132,798	1,073,008
Akorn, Inc. *	260,765	1,788,848
Alder Biopharmaceuticals, Inc. *	168,075	2,248,843
Allakos, Inc. *	20,175	1,188,509
AMAG Pharmaceuticals, Inc. *	99,760	1,800,668
Amicus Therapeutics, Inc. *	530,716	5,859,105
Amneal Pharmaceuticals, Inc. *	206,662	3,659,984
Amphastar Pharmaceuticals, Inc. *	96,153	2,088,443
AnaptysBio, Inc. *	63,648	4,746,868
ANI Pharmaceuticals, Inc. *	22,948	1,275,679
Apellis Pharmaceuticals, Inc. *	93,419	1,433,047
Aptinyx, Inc. *	18,580	412,662
Arcus Biosciences, Inc. *	25,105	286,699
Arena Pharmaceuticals, Inc. *	136,797	5,610,045
Arqule, Inc. *	271,190	1,006,115
Array BioPharma, Inc. *	589,764	9,394,941
Arrowhead Pharmaceuticals, Inc. *	243,930	3,541,864
Assembly Biosciences, Inc. *	59,751	1,540,381
Assertio Therapeutics, Inc. *	177,128	882,983
Atara Biotherapeutics, Inc. *	127,874	5,108,566
Athenex, Inc. *	115,835	1,531,339
Audentes Therapeutics, Inc. *	95,727	2,340,525
Avrobio, Inc. *	19,878	532,532
Bellicum Pharmaceuticals, Inc. *	120,170	549,177
BioCryst Pharmaceuticals, Inc. *	303,131	2,782,743
Biohaven Pharmaceutical Holding Co., Ltd. *	81,166	2,758,832
Blueprint Medicines Corp. *	121,614	6,976,995
Bruker Corp.	281,093	9,315,422
Cambrex Corp. *	93,539	4,473,970
Cara Therapeutics, Inc. *(a)	92,515	1,681,923
CASI Pharmaceuticals, Inc. *(a)	141,509	612,734
Catalent, Inc. *	403,466	15,997,427
Charles River Laboratories International, Inc. *	133,707	18,030,389
Chimerix, Inc. *	122,536	403,143
Clovis Oncology, Inc. *	145,934	2,511,524
Codexis, Inc. *	131,885	2,890,919
Coherus Biosciences, Inc. *	159,737	1,766,691
Corcept Therapeutics, Inc. *	292,619	4,076,183
Crinetics Pharmaceuticals, Inc. *(a)	16,595	579,829
Cymabay Therapeutics, Inc. *	171,577	1,532,183
Cytokinetics, Inc. *	151,380	1,189,847
CytomX Therapeutics, Inc. *	124,632	1,719,922
Deciphera Pharmaceuticals, Inc. *	40,723	1,061,649
Denali Therapeutics, Inc. *(a)	187,737	3,598,918
Dermira, Inc. *	95,497	1,108,720
Dicerna Pharmaceuticals, Inc. *	127,641	1,903,127
Dova Pharmaceuticals, Inc. *(a)	36,730	547,277
Dynavax Technologies Corp. *	157,937	1,784,688
Eagle Pharmaceuticals, Inc. *	30,927	1,558,721
Editas Medicine, Inc. *	118,933	3,705,952
Eidos Therapeutics, Inc. *(a)	17,355	245,226
Eloxx Pharmaceuticals, Inc. *(a)	66,539	1,036,012

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Emergent BioSolutions, Inc. *	123,240	8,976,802
Enanta Pharmaceuticals, Inc. *	44,515	3,522,917
Endo International plc *	556,085	6,689,703
Endocyte, Inc. *	189,155	4,469,733
Enzo Biochem, Inc. *	121,671	374,747
Epizyme, Inc. *	179,072	1,328,714
Esperion Therapeutics, Inc. *(a)	68,371	3,634,602
Evelo Biosciences, Inc. *(a)	13,525	134,168
Exact Sciences Corp. *	342,077	26,675,164
FibroGen, Inc. *	208,996	9,062,067
Five Prime Therapeutics, Inc. *	98,641	1,266,550
Flexion Therapeutics, Inc. *	92,264	1,504,826
G1 Therapeutics, Inc. *	68,889	2,633,626
Genomic Health, Inc. *	57,635	4,556,047
Geron Corp. *(a)	552,065	888,825
Global Blood Therapeutics, Inc. *	144,252	4,549,708
Halozyme Therapeutics, Inc. *	347,959	5,744,803
Heron Therapeutics, Inc. *	189,602	5,447,265
Homology Medicines, Inc. *	25,505	560,855
Horizon Pharma plc *	464,314	9,276,994
ImmunoGen, Inc. *	412,996	2,275,608
Immunomedics, Inc. *	476,213	9,567,119
InflaRx N.V. *	34,381	1,004,613
Innoviva, Inc. *	188,494	3,441,900
Inovio Pharmaceuticals, Inc. *	238,401	1,275,445
Insmed, Inc. *	213,518	3,824,107
Insys Therapeutics, Inc. *(a)	81,449	489,508
Intellia Therapeutics, Inc. *	85,000	1,522,350
Intercept Pharmaceuticals, Inc. *	60,648	6,726,470
Intersect ENT, Inc. *	84,388	2,532,484
Intra-Cellular Therapies, Inc. *	131,933	1,906,432
Intrexon Corp. *(a)	197,424	1,934,755
Invitae Corp. *	183,202	2,552,004
Iovance Biotherapeutics, Inc. *	336,686	3,255,754
Ironwood Pharmaceuticals, Inc. *	385,709	5,330,498
Jounce Therapeutics, Inc. *	43,411	187,536
Karyopharm Therapeutics, Inc. *	139,317	1,448,897
Keryx Biopharmaceuticals, Inc. *	285,641	859,779
Kura Oncology, Inc. *	84,120	1,068,324
La Jolla Pharmaceutical Co. *(a)	57,473	831,634
Lannett Co., Inc. *(a)	93,776	553,278
Lexicon Pharmaceuticals, Inc. *(a)	134,996	1,093,468
Ligand Pharmaceuticals, Inc., Class B *	58,807	9,277,980
Loxo Oncology, Inc. *	78,075	10,963,291
Luminex Corp.	114,977	3,376,874
MacroGenics, Inc. *	108,854	1,873,377
Madrigal Pharmaceuticals, Inc. *	23,000	2,659,950
Mallinckrodt plc *	231,892	5,516,711
MannKind Corp. *(a)	385,773	686,676
Medpace Holdings, Inc. *	71,976	4,456,034
Melinta Therapeutics, Inc. *	107,120	227,094
Menlo Therapeutics, Inc. *	20,273	121,841
Mirati Therapeutics, Inc. *	91,644	3,536,542
Momenta Pharmaceuticals, Inc. *	222,586	2,635,418
MyoKardia, Inc. *	92,297	5,728,875
Myriad Genetics, Inc. *	209,466	6,753,184
NantKwest, Inc. *(a)	76,823	131,367
Natera, Inc. *	107,027	1,853,708
NeoGenomics, Inc. *	207,425	3,401,770
Novavax, Inc. *(a)	1,102,073	2,281,291
Odonate Therapeutics, Inc. *(a)	29,823	470,010
Omeros Corp. *(a)	131,445	1,833,658
OPKO Health, Inc. *(a)	1,007,687	3,768,749
Optinose, Inc. *(a)	38,511	303,082
Ovid therapeutics, Inc. *	36,175	145,785
Pacific Biosciences of California, Inc. *	389,308	3,044,389
Pacira Pharmaceuticals, Inc. *	113,521	5,486,470
Paratek Pharmaceuticals, Inc. *(a)	80,034	605,857
PDL BioPharma, Inc. *	403,213	1,237,864
Security	Number of Shares	Value ($)
Phibro Animal Health Corp., Class A	55,772	1,890,671
Portola Pharmaceuticals, Inc. *	186,974	4,085,382
Prestige Consumer Healthcare, Inc. *	145,447	5,646,253
Progenics Pharmaceuticals, Inc. *	232,391	1,206,109
Prothena Corp. plc *	110,456	1,326,577
PTC Therapeutics, Inc. *	129,457	4,598,313
Puma Biotechnology, Inc. *	86,136	2,001,801
Quanterix Corp. *	25,111	470,580
Radius Health, Inc. *	114,728	1,912,516
Reata Pharmaceuticals, Inc., Class A *	42,769	2,700,862
REGENXBIO, Inc. *	81,458	4,880,149
Repligen Corp. *	108,092	6,990,310
resTORbio, Inc. *(a)	19,228	251,118
Retrophin, Inc. *	112,072	2,750,247
Revance Therapeutics, Inc. *	89,051	1,820,202
Rhythm Pharmaceuticals, Inc. *	58,875	1,738,579
Rocket Pharmaceuticals, Inc. *(a)	64,805	1,044,009
Rubius Therapeutics, Inc. *	29,635	633,596
Sangamo Therapeutics, Inc. *	281,767	3,485,458
Seres Therapeutics, Inc. *	56,580	472,443
SIGA Technologies, Inc. *	133,678	834,151
Solid Biosciences, Inc. *	42,466	1,324,090
Spark Therapeutics, Inc. *	89,751	3,781,210
Spectrum Pharmaceuticals, Inc. *	273,953	3,961,360
Supernus Pharmaceuticals, Inc. *	146,560	6,949,875
Surface Oncology, Inc. *	19,933	161,059
Synergy Pharmaceuticals, Inc. *(a)	694,236	268,253
Syros Pharmaceuticals, Inc. *	62,507	425,673
TESARO, Inc. *	118,615	5,501,364
TG Therapeutics, Inc. *	185,918	937,027
The Medicines Co. *	182,002	4,027,704
TherapeuticsMD, Inc. *(a)	559,467	2,814,119
Theravance Biopharma, Inc. *	117,579	3,246,356
Tricida, Inc. *	44,290	1,322,057
Ultragenyx Pharmaceutical, Inc. *	131,618	7,063,938
UNITY Biotechnology, Inc. *(a)	12,940	166,408
Vanda Pharmaceuticals, Inc. *	145,186	3,635,457
Voyager Therapeutics, Inc. *	64,311	733,145
WaVe Life Sciences Ltd. *	43,088	2,061,761
Xencor, Inc. *	131,523	5,525,281
ZIOPHARM Oncology, Inc. *(a)	363,057	1,216,241
Zogenix, Inc. *	115,820	4,759,044
		538,432,600

Real Estate 8.7%
Acadia Realty Trust	225,841	6,474,861
Agree Realty Corp.	95,839	5,709,129
Alexander & Baldwin, Inc. *	191,244	3,964,488
Alexander's, Inc.	10,743	3,336,454
Altisource Portfolio Solutions S.A. *(a)	29,300	695,582
American Assets Trust, Inc.	104,702	4,357,697
American Finance Trust, Inc.	148,375	2,053,510
Americold Realty Trust	162,410	4,352,588
Apple Hospitality REIT, Inc.	604,088	9,586,877
Armada Hoffler Properties, Inc.	135,434	2,059,951
Ashford Hospitality Trust, Inc.	235,001	1,163,255
Braemar Hotels & Resorts, Inc.	84,672	804,384
Brandywine Realty Trust	500,259	7,138,696
CareTrust REIT, Inc.	224,393	4,492,348
CBL & Associates Properties, Inc.	478,483	1,248,841
Cedar Realty Trust, Inc.	244,325	877,127
Chatham Lodging Trust	127,126	2,541,249
Chesapeake Lodging Trust	167,384	4,949,545
CIM Commercial Trust Corp.	6,123	106,785
Colony Capital, Inc.	1,373,090	8,458,234
Columbia Property Trust, Inc.	330,453	7,094,826
CoreCivic, Inc.	331,884	7,284,854
CorePoint Lodging, Inc.	110,684	1,557,324

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CoreSite Realty Corp.	102,520	9,991,599
Corporate Office Properties Trust	303,757	7,432,934
Cousins Properties, Inc.	1,178,555	9,958,790
CubeSmart	517,825	16,125,071
DiamondRock Hospitality Co.	583,386	6,148,888
Easterly Government Properties, Inc.	167,295	3,048,115
EastGroup Properties, Inc.	99,861	9,988,097
Empire State Realty Trust, Inc., Class A	374,862	6,069,016
EPR Properties	207,502	14,697,367
Equity Commonwealth	340,170	10,807,201
eXp World Holdings, Inc. *(a)	98,680	1,070,678
First Industrial Realty Trust, Inc.	351,615	11,272,777
Forestar Group, Inc. *(a)	29,078	466,411
Four Corners Property Trust, Inc.	185,224	5,138,114
Franklin Street Properties Corp.	297,203	2,288,463
Front Yard Residential Corp.	135,061	1,216,900
FRP Holdings, Inc. *	18,120	848,378
Getty Realty Corp.	92,874	2,841,016
Gladstone Commercial Corp.	78,943	1,510,969
Global Net Lease, Inc.	197,587	3,989,282
Government Properties Income Trust (a)	274,784	2,418,099
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	142,268	3,250,824
Healthcare Realty Trust, Inc.	349,389	10,831,059
Hersha Hospitality Trust	100,411	1,917,850
HFF, Inc., Class A	110,444	4,461,938
Hospitality Properties Trust	457,861	12,288,989
Hudson Pacific Properties, Inc.	436,640	13,474,710
Independence Realty Trust, Inc.	243,050	2,454,805
Industrial Logistics Properties Trust (a)	55,909	1,178,003
InfraREIT, Inc.	113,317	2,594,959
Investors Real Estate Trust	330,807	1,763,201
iStar, Inc.	188,349	2,011,567
Kennedy-Wilson Holdings, Inc.	351,686	6,889,529
Kite Realty Group Trust	231,870	3,828,174
LaSalle Hotel Properties (a)	307,629	9,862,586
Lexington Realty Trust	591,644	5,194,634
Life Storage, Inc.	129,808	12,674,453
LTC Properties, Inc.	109,846	5,101,248
Mack-Cali Realty Corp.	253,844	5,498,261
Marcus & Millichap, Inc. *	58,871	2,148,203
MedEquities Realty Trust, Inc.	88,834	607,625
Medical Properties Trust, Inc.	1,016,274	17,551,052
Monmouth Real Estate Investment Corp., Class A	248,466	3,461,131
National Health Investors, Inc.	117,940	9,196,961
National Storage Affiliates Trust	156,655	4,381,640
New Senior Investment Group, Inc.	227,637	1,208,752
Newmark Group, Inc., Class A	65,726	552,098
NexPoint Residential Trust, Inc.	58,030	2,117,515
NorthStar Realty Europe Corp.	138,030	2,258,171
One Liberty Properties, Inc.	40,073	1,058,729
Outfront Media, Inc.	389,506	8,093,935
Paramount Group, Inc.	573,179	8,179,264
Pebblebrook Hotel Trust	88,481	3,089,757
Pennsylvania Real Estate Investment Trust	177,676	1,455,166
Physicians Realty Trust	504,447	8,984,201
Piedmont Office Realty Trust, Inc., Class A	361,785	6,703,876
PotlatchDeltic Corp.	190,543	7,069,145
Preferred Apartment Communities, Inc., Class A	110,982	1,660,291
PS Business Parks, Inc.	56,147	7,917,850
QTS Realty Trust, Inc., Class A	143,364	5,819,145
Rayonier, Inc.	360,746	11,410,396
RE/MAX Holdings, Inc., Class A	49,190	1,621,794
Realogy Holdings Corp. (a)	348,461	6,711,359
Redfin Corp. *(a)	191,813	3,253,148
Retail Opportunity Investments Corp.	312,506	5,656,359
Retail Properties of America, Inc., Class A	614,827	7,740,672
Security	Number of Shares	Value ($)
Retail Value, Inc. *	42,473	1,231,292
Rexford Industrial Realty, Inc.	252,963	8,256,712
RLJ Lodging Trust	489,101	9,948,314
RPT Realty	222,109	3,173,938
Ryman Hospitality Properties, Inc.	143,018	10,599,064
Sabra Health Care REIT, Inc.	497,436	9,595,540
Saul Centers, Inc.	31,811	1,674,849
Select Income REIT	248,660	4,799,138
Seritage Growth Properties, Class A (a)	77,187	2,928,475
SITE Centers Corp.	404,246	5,028,820
Spirit MTA REIT	119,880	1,166,432
Spirit Realty Capital, Inc.	1,199,788	8,902,427
STAG Industrial, Inc.	289,447	7,754,285
STORE Capital Corp.	510,621	15,298,205
Summit Hotel Properties, Inc.	290,234	3,236,109
Sunstone Hotel Investors, Inc.	637,709	9,731,439
Tanger Factory Outlet Centers, Inc.	260,257	6,155,078
Taubman Centers, Inc.	170,466	9,024,470
Tejon Ranch Co. *	58,258	1,052,722
Terreno Realty Corp.	164,347	6,411,176
The GEO Group, Inc.	340,843	7,921,191
The Howard Hughes Corp. *	109,174	12,092,112
The RMR Group, Inc., Class A	19,384	1,252,982
The St. Joe Co. *	174,905	2,623,575
Tier REIT, Inc.	150,346	3,539,145
UMH Properties, Inc.	94,543	1,231,895
Uniti Group, Inc.	491,778	9,801,136
Universal Health Realty Income Trust	35,074	2,462,546
Urban Edge Properties	320,349	6,387,759
Urstadt Biddle Properties, Inc.	7,557	126,202
Urstadt Biddle Properties, Inc., Class A	83,632	1,721,147
Washington Prime Group, Inc.	515,548	3,222,175
Washington Real Estate Investment Trust	217,983	5,876,822
Weingarten Realty Investors	333,458	9,623,598
Whitestone REIT	110,203	1,551,658
Xenia Hotels & Resorts, Inc.	314,122	6,382,959
		664,607,182

Retailing 4.0%
1-800-Flowers.com, Inc., Class A *	66,952	837,570
Aaron's, Inc.	192,754	9,020,887
Abercrombie & Fitch Co., Class A	190,174	3,976,538
America's Car-Mart, Inc. *	17,882	1,327,023
American Eagle Outfitters, Inc.	470,568	9,848,988
Asbury Automotive Group, Inc. *	56,419	3,899,681
Ascena Retail Group, Inc. *	478,480	1,445,010
At Home Group, Inc. *	73,153	2,084,860
AutoNation, Inc. *	159,251	5,912,990
Barnes & Noble Education, Inc. *	100,105	667,700
Barnes & Noble, Inc.	159,315	1,206,015
Bed Bath & Beyond, Inc.	394,444	5,080,439
Big Lots, Inc.	111,826	4,871,141
Boot Barn Holdings, Inc. *	77,583	1,756,479
Caleres, Inc.	122,062	3,689,934
Camping World Holdings, Inc., Class A (a)	90,279	1,703,565
Carvana Co. *	91,804	3,974,195
Chico's FAS, Inc.	358,849	1,937,785
Conn's, Inc. *	67,437	1,882,167
Core-Mark Holding Co., Inc.	129,338	3,399,003
Dick's Sporting Goods, Inc.	212,114	7,631,862
Dillard's, Inc., Class A (a)	54,336	3,770,375
DSW, Inc., Class A	189,033	5,243,775
Duluth Holdings, Inc., Class B *(a)	27,560	864,833
Etsy, Inc. *	334,399	18,070,922
Express, Inc. *	206,527	1,288,728
Five Below, Inc. *	155,127	16,255,758
Floor & Decor Holdings, Inc., Class A *	161,276	5,343,074
Francesca's Holdings Corp. *	99,885	198,771

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GameStop Corp., Class A (a)	288,252	3,937,522
Genesco, Inc. *	55,231	2,306,447
GNC Holdings, Inc., Class A *	232,401	662,343
Group 1 Automotive, Inc.	49,131	2,761,162
Groupon, Inc. *	1,134,064	3,481,576
Guess?, Inc.	160,562	3,821,376
Haverty Furniture Cos., Inc.	56,947	1,166,844
Hibbett Sports, Inc. *	52,544	813,907
J. Jill, Inc. *	38,836	239,618
J.C. Penney Co., Inc. *(a)	872,383	1,247,508
Lands' End, Inc. *	44,644	947,792
Liberty Expedia Holdings, Inc., Class A *	150,882	6,323,465
Liquidity Services, Inc. *	71,244	461,661
Lithia Motors, Inc., Class A	65,241	5,405,869
Lumber Liquidators Holdings, Inc. *	79,270	1,001,180
MarineMax, Inc. *	62,403	1,324,816
Monro, Inc.	91,135	7,411,098
Murphy USA, Inc. *	82,954	6,720,933
National Vision Holdings, Inc. *	172,634	6,347,752
Nutrisystem, Inc.	83,669	3,111,650
Office Depot, Inc.	1,566,184	5,058,774
Ollie's Bargain Outlet Holdings, Inc. *	143,357	12,715,766
Overstock.com, Inc. *(a)	62,815	1,228,661
Party City Holdco, Inc. *	164,823	1,969,635
Penske Automotive Group, Inc.	102,902	4,486,527
PetMed Express, Inc.	57,369	1,382,019
Pier 1 Imports, Inc.	223,042	321,180
Pool Corp.	112,413	18,268,237
Quotient Technology, Inc. *	218,794	2,688,978
Rent-A-Center, Inc. *	123,120	1,807,402
RH *	54,246	6,300,130
Sally Beauty Holdings, Inc. *	337,144	7,117,110
Shoe Carnival, Inc.	28,964	1,098,605
Shutterfly, Inc. *	93,955	4,696,810
Shutterstock, Inc.	51,355	1,962,275
Signet Jewelers Ltd.	144,656	7,623,371
Sleep Number Corp. *	96,729	3,708,590
Sonic Automotive, Inc., Class A	65,514	1,034,466
Sportsman's Warehouse Holdings, Inc. *	104,677	471,047
Stamps.com, Inc. *	47,306	8,111,087
Stitch Fix, Inc., Class A *(a)	61,881	1,691,208
Tailored Brands, Inc.	138,015	3,160,543
The Buckle, Inc. (a)	78,822	1,505,500
The Cato Corp., Class A	63,523	959,833
The Children's Place, Inc.	45,474	5,895,249
The Container Store Group, Inc. *	42,010	228,114
The Michaels Cos., Inc. *	276,126	4,685,858
Tile Shop Holdings, Inc.	106,743	630,851
Urban Outfitters, Inc. *	211,374	8,051,236
Vitamin Shoppe, Inc. *	43,366	338,255
Weyco Group, Inc.	17,499	579,567
Winmark Corp.	6,863	1,017,852
Zumiez, Inc. *	52,370	1,032,736
		308,512,059

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	108,400	5,099,136
Amkor Technology, Inc. *	358,481	2,455,595
Aquantia Corp. *	77,185	752,554
Axcelis Technologies, Inc. *	89,682	1,786,465
Brooks Automation, Inc.	198,737	6,033,655
Cabot Microelectronics Corp.	78,233	8,408,483
CEVA, Inc. *	61,082	1,587,521
Cirrus Logic, Inc. *	169,113	6,331,591
Cohu, Inc.	112,181	2,198,748
Cree, Inc. *	283,585	12,517,442
Cypress Semiconductor Corp.	1,007,687	14,006,849
Diodes, Inc. *	109,691	3,820,538
Security	Number of Shares	Value ($)
Entegris, Inc.	395,367	11,623,790
FormFactor, Inc. *	204,695	3,375,421
Ichor Holdings Ltd. *(a)	63,661	1,158,630
Impinj, Inc. *(a)	50,960	1,082,390
Inphi Corp. *	123,582	4,929,686
Integrated Device Technology, Inc. *	361,728	17,341,240
Kulicke & Soffa Industries, Inc.	187,282	4,045,291
Lattice Semiconductor Corp. *	351,281	2,058,507
MACOM Technology Solutions Holdings, Inc. *	129,761	2,305,853
MaxLinear, Inc., Class A *	176,897	3,608,699
MKS Instruments, Inc.	152,877	11,994,729
Monolithic Power Systems, Inc.	108,381	14,313,879
Nanometrics, Inc. *	66,900	2,148,828
NeoPhotonics Corp. *	96,701	744,598
PDF Solutions, Inc. *	76,633	708,855
Photronics, Inc. *	189,556	1,838,693
Power Integrations, Inc.	81,523	5,165,297
Rambus, Inc. *	297,469	2,593,930
Rudolph Technologies, Inc. *	88,443	1,876,761
Semtech Corp. *	185,164	9,876,648
Silicon Laboratories, Inc. *	120,138	10,616,595
SMART Global Holdings, Inc. *	36,568	1,253,917
SolarEdge Technologies, Inc. *(a)	120,810	4,703,133
SunPower Corp. *(a)	168,041	1,151,081
Synaptics, Inc. *	98,005	3,769,272
Ultra Clean Holdings, Inc. *	107,941	1,014,645
Universal Display Corp.	117,947	10,832,253
Veeco Instruments, Inc. *	135,211	1,184,448
Versum Materials, Inc.	301,944	10,459,340
Xperi Corp.	136,074	1,918,643
		214,693,629

Software & Services 7.9%
2U, Inc. *	160,377	9,364,413
8x8, Inc. *	258,650	5,097,991
A10 Networks, Inc. *	142,319	896,610
ACI Worldwide, Inc. *	320,797	9,264,617
Alarm.com Holdings, Inc. *	96,489	4,906,466
Altair Engineering, Inc., Class A *	72,318	2,336,595
Alteryx, Inc., Class A *	84,389	5,078,530
Appfolio, Inc., Class A *	32,080	1,966,183
Appian Corp. *(a)	78,300	2,353,698
Apptio, Inc., Class A *	98,760	3,768,682
Avalara, Inc. *(a)	20,255	647,957
Avaya Holdings Corp. *	286,445	4,459,949
Benefitfocus, Inc. *	66,375	3,325,387
Blackbaud, Inc.	134,674	9,864,870
Blackline, Inc. *	100,160	4,293,859
Bottomline Technologies (DE), Inc. *	102,719	5,656,735
Box, Inc., Class A *	396,278	7,446,064
CACI International, Inc., Class A *	68,822	11,349,436
Carbon Black, Inc. *	28,909	470,928
Carbonite, Inc. *	88,496	2,507,092
Cardtronics plc, Class A *	105,725	3,429,719
Cass Information Systems, Inc.	27,980	1,846,960
Ceridian HCM Holding, Inc. *	99,837	4,005,460
ChannelAdvisor Corp. *	71,860	772,495
Cision Ltd. *	184,511	2,310,078
Cloudera, Inc. *	330,132	4,073,829
CommVault Systems, Inc. *	107,801	6,353,791
Conduent, Inc. *	509,146	6,527,252
ConvergeOne Holdings, Inc.	59,338	742,912
CoreLogic, Inc. *	226,012	9,144,446
Cornerstone OnDemand, Inc. *	148,195	8,094,411
Coupa Software, Inc. *	140,548	9,055,508
CSG Systems International, Inc.	95,025	3,332,527
Dropbox, Inc., Class A *	257,735	6,028,422

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ebix, Inc. (a)	62,867	2,968,580
Ellie Mae, Inc. *	96,959	6,522,432
Endurance International Group Holdings, Inc. *	218,804	1,816,073
Envestnet, Inc. *	125,808	6,874,149
Euronet Worldwide, Inc. *	142,084	16,710,499
Everbridge, Inc. *	74,281	4,068,370
Everi Holdings, Inc. *	192,743	1,295,233
EVERTEC, Inc.	167,281	4,571,790
Exela Technologies, Inc. *	125,550	569,997
ExlService Holdings, Inc. *	96,352	5,584,562
Fair Isaac Corp. *	81,199	16,128,557
FireEye, Inc. *	543,362	10,872,674
Five9, Inc. *	163,940	7,029,747
ForeScout Technologies, Inc. *	62,837	1,706,025
Genpact Ltd.	389,446	11,831,369
GreenSky, Inc., Class A *	116,550	1,085,080
GTT Communications, Inc. *(a)	97,790	3,291,611
Hortonworks, Inc. *	200,640	3,230,304
HubSpot, Inc. *	100,532	13,976,964
Imperva, Inc. *	92,517	5,135,619
Instructure, Inc. *	89,547	3,382,190
Internap Corp. *	50,891	303,819
j2 Global, Inc.	129,680	9,571,681
LivePerson, Inc. *	159,157	3,003,293
LiveRamp Holdings, Inc. *	215,826	10,208,570
LogMeIn, Inc.	144,643	13,340,424
Manhattan Associates, Inc. *	182,257	9,027,189
ManTech International Corp., Class A	74,495	4,194,068
MAXIMUS, Inc.	178,925	12,725,146
MicroStrategy, Inc., Class A *	26,186	3,394,753
MINDBODY, Inc., Class A *	87,402	2,426,280
MoneyGram International, Inc. *	80,144	174,714
MongoDB, Inc. *(a)	68,575	5,684,867
Monotype Imaging Holdings, Inc.	120,971	2,086,750
New Relic, Inc. *	125,971	10,983,411
NIC, Inc.	184,444	2,397,772
Okta, Inc. *	217,172	13,822,998
OneSpan, Inc. *	87,184	1,479,512
Paylocity Holding Corp. *	87,758	5,886,807
Pegasystems, Inc.	103,902	5,609,669
Perficient, Inc. *	96,490	2,442,162
Perspecta, Inc.	394,987	8,338,176
Pivotal Software, Inc., Class A *	110,888	1,986,004
Pluralsight, Inc., Class A *	59,322	1,429,067
Presidio, Inc.	84,381	1,188,084
Progress Software Corp.	124,768	4,386,843
Proofpoint, Inc. *	152,151	14,760,169
PROS Holdings, Inc. *	96,518	3,104,984
Q2 Holdings, Inc. *	102,698	5,575,474
QAD, Inc., Class A	28,632	1,214,856
Qualys, Inc. *	93,955	7,399,896
Rapid7, Inc. *	112,938	3,591,428
RealPage, Inc. *	203,916	10,517,987
RingCentral, Inc., Class A *	189,019	15,669,675
SailPoint Technologies Holding, Inc. *	179,722	4,678,164
Science Applications International Corp.	118,741	8,254,874
SendGrid, Inc. *	83,749	3,819,792
ServiceSource International, Inc. *	208,767	275,572
SPS Commerce, Inc. *	49,316	4,203,203
Switch, Inc., Class A	100,276	779,145
Sykes Enterprises, Inc. *	113,066	3,122,883
Tenable Holdings, Inc. *	30,305	863,086
The Rubicon Project, Inc. *	123,821	551,003
The Trade Desk, Inc., Class A *	98,873	14,084,459
TiVo Corp.	350,337	3,468,336
Travelport Worldwide Ltd.	349,740	5,344,027
TTEC Holdings, Inc.	38,419	1,123,756
Twilio, Inc., Class A *	213,988	20,219,726
Security	Number of Shares	Value ($)
Unisys Corp. *	141,406	1,911,809
Upland Software, Inc. *	43,615	1,224,709
Varonis Systems, Inc. *	82,305	4,766,283
Verint Systems, Inc. *	177,393	8,058,964
VirnetX Holding Corp. *(a)	150,984	478,619
Virtusa Corp. *	75,834	3,361,721
Workiva, Inc. *	68,758	2,572,237
Yext, Inc. *	168,009	2,439,491
Zendesk, Inc. *	295,141	17,540,230
Zscaler, Inc. *	39,801	1,562,587
		602,056,901

Technology Hardware & Equipment 4.2%
3D Systems Corp. *	320,614	3,969,201
Acacia Communications, Inc. *	78,663	3,373,069
ADTRAN, Inc.	132,324	1,647,434
Aerohive Networks, Inc. *	95,555	349,731
Anixter International, Inc. *	80,356	5,139,570
Applied Optoelectronics, Inc. *(a)	51,883	1,068,271
Arlo Technologies, Inc. *(a)	28,775	346,163
ARRIS International plc *	473,057	14,617,461
Avid Technology, Inc. *	91,531	589,460
AVX Corp.	135,275	2,230,685
Badger Meter, Inc.	80,697	4,478,683
Belden, Inc.	114,058	6,362,155
Benchmark Electronics, Inc.	121,955	2,907,407
CalAmp Corp. *	97,775	1,730,618
Calix, Inc. *	126,516	1,220,879
Casa Systems, Inc. *	83,727	1,301,955
Ciena Corp. *	397,497	12,966,352
Coherent, Inc. *	68,271	9,432,321
Comtech Telecommunications Corp.	65,560	1,674,402
Control4 Corp. *	72,330	1,574,624
Cray, Inc. *	113,136	2,965,295
CTS Corp.	91,714	2,660,623
Daktronics, Inc.	108,684	972,722
Diebold Nixdorf, Inc. (a)	210,885	689,594
Dolby Laboratories, Inc., Class A	179,511	12,637,574
EchoStar Corp., Class A *	134,379	5,622,417
Electro Scientific Industries, Inc. *	95,207	2,799,086
Electronics For Imaging, Inc. *	122,995	3,404,502
ePlus, Inc. *	38,924	3,182,037
Extreme Networks, Inc. *	327,895	2,157,549
Fabrinet *	101,048	5,328,261
FARO Technologies, Inc. *	47,066	2,340,122
Finisar Corp. *	329,816	7,701,204
Fitbit, Inc., Class A *	581,593	3,204,577
Harmonic, Inc. *	238,458	1,340,134
II-VI, Inc. *	165,219	6,182,495
Infinera Corp. *	423,955	1,827,246
Insight Enterprises, Inc. *	99,801	4,449,129
InterDigital, Inc.	97,509	7,338,527
Itron, Inc. *	94,027	5,092,502
KEMET Corp.	158,985	3,256,013
Kimball Electronics, Inc. *	74,011	1,305,554
Knowles Corp. *	249,707	3,805,535
Littelfuse, Inc.	69,867	13,369,050
Lumentum Holdings, Inc. *	176,802	7,862,385
Maxwell Technologies, Inc. *(a)	116,660	292,817
Mesa Laboratories, Inc.	9,834	2,176,658
Methode Electronics, Inc.	102,499	3,105,720
MTS Systems Corp.	49,519	2,547,753
NCR Corp. *	328,348	9,098,523
NETGEAR, Inc. *	88,192	4,885,837
NetScout Systems, Inc. *	204,112	5,466,119
nLight, Inc. *	15,479	295,649
Novanta, Inc. *	90,911	5,902,851
Oclaro, Inc. *	482,753	3,895,817

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
OSI Systems, Inc. *	46,628	3,375,867
Park Electrochemical Corp.	53,304	949,344
PC Connection, Inc.	31,833	997,646
Plantronics, Inc.	91,379	4,182,417
Plexus Corp. *	89,343	5,453,497
Pure Storage, Inc., Class A *	487,879	9,225,792
Quantenna Communications, Inc. *	75,667	1,133,492
Ribbon Communications, Inc. *	138,409	739,104
Rogers Corp. *	51,244	6,593,053
Sanmina Corp. *	188,326	5,092,335
ScanSource, Inc. *	70,923	2,697,911
SYNNEX Corp.	115,374	9,315,297
Tech Data Corp. *	107,564	9,675,382
TTM Technologies, Inc. *	255,716	3,040,463
Ubiquiti Networks, Inc. (a)	55,777	6,078,577
USA Technologies, Inc. *	163,641	813,296
ViaSat, Inc. *	155,920	10,780,309
Viavi Solutions, Inc. *	634,610	6,434,945
Vishay Intertechnology, Inc.	368,134	7,675,594
		320,396,639

Telecommunication Services 0.7%
ATN International, Inc.	31,032	2,624,066
Boingo Wireless, Inc. *	117,183	2,934,262
Cincinnati Bell, Inc. *	139,038	1,726,852
Cogent Communications Holdings, Inc.	117,398	5,692,629
Consolidated Communications Holdings, Inc.	204,183	2,809,558
Frontier Communications Corp. (a)	293,160	1,046,581
Globalstar, Inc. *	1,825,543	707,398
Gogo, Inc. *	150,131	635,054
Iridium Communications, Inc. *	267,020	6,376,438
ORBCOMM, Inc. *	217,809	2,064,829
pdvWireless, Inc. *	25,353	1,101,334
Shenandoah Telecommunications Co.	127,759	6,382,840
Spok Holdings, Inc.	50,169	730,962
Telephone & Data Systems, Inc.	255,180	9,117,582
United States Cellular Corp. *	39,364	2,198,873
Vonage Holdings Corp. *	616,380	6,527,464
Windstream Holdings, Inc. *	119,247	358,934
		53,035,656

Transportation 1.8%
Air Transport Services Group, Inc. *	167,667	3,106,870
Allegiant Travel Co.	35,401	4,758,248
ArcBest Corp.	71,171	2,865,344
Atlas Air Worldwide Holdings, Inc. *	72,277	3,848,750
Avis Budget Group, Inc. *	186,805	5,471,518
Daseke, Inc. *	157,165	631,803
Echo Global Logistics, Inc. *	82,006	2,080,492
Forward Air Corp.	82,552	5,388,995
Hawaiian Holdings, Inc.	140,626	5,644,728
Heartland Express, Inc.	135,624	2,814,198
Hertz Global Holdings, Inc. *	151,724	2,838,756
Hub Group, Inc., Class A *	95,045	4,223,800
Kirby Corp. *	149,346	11,401,074
Knight-Swift Transportation Holdings, Inc.	357,803	12,401,452
Landstar System, Inc.	114,693	12,510,712
Macquarie Infrastructure Corp.	215,113	8,970,212
Marten Transport Ltd.	107,577	2,095,600
Matson, Inc.	120,821	4,754,306
Ryder System, Inc.	147,160	8,324,841
Saia, Inc. *	71,204	4,294,313
Schneider National, Inc., Class B	78,135	1,744,755
SkyWest, Inc.	144,326	8,324,724
Spirit Airlines, Inc. *	190,590	12,220,631
Security	Number of Shares	Value ($)
Universal Logistics Holdings, Inc.	22,845	533,888
Werner Enterprises, Inc.	123,099	4,168,132
		135,418,142

Utilities 3.2%
ALLETE, Inc.	142,348	11,584,280
American States Water Co.	101,791	6,828,140
AquaVenture Holdings Ltd. *	40,558	761,679
Avista Corp.	182,044	9,469,929
Black Hills Corp.	149,782	9,917,066
California Water Service Group	135,011	6,172,703
Chesapeake Utilities Corp.	46,368	3,989,503
Clearway Energy, Inc., Class A	100,011	1,803,198
Clearway Energy, Inc., Class C	202,525	3,698,106
Connecticut Water Service, Inc.	34,490	2,399,814
El Paso Electric Co.	114,118	6,316,431
Hawaiian Electric Industries, Inc.	301,736	11,562,524
IDACORP, Inc.	140,251	13,778,258
MDU Resources Group, Inc.	545,701	14,444,706
MGE Energy, Inc.	96,083	6,350,125
Middlesex Water Co.	45,451	2,356,180
New Jersey Resources Corp.	245,913	11,934,158
Northwest Natural Holding Co.	79,803	5,293,333
NorthWestern Corp.	141,148	9,027,826
ONE Gas, Inc.	146,995	12,507,805
Ormat Technologies, Inc.	142,064	7,968,370
Otter Tail Corp.	111,503	5,454,727
Pattern Energy Group, Inc., Class A	252,809	5,230,618
PNM Resources, Inc.	222,793	9,629,113
Portland General Electric Co.	248,592	11,969,705
SJW Group	44,041	2,468,058
South Jersey Industries, Inc.	236,946	7,392,715
Southwest Gas Holdings, Inc.	137,115	10,800,549
Spire, Inc.	141,694	11,181,074
TerraForm Power, Inc., Class A	233,328	2,683,272
Unitil Corp.	42,760	2,167,932
Vectren Corp.	232,456	16,692,665
		243,834,562
Total Common Stock
(Cost $7,133,638,459)		7,631,778,164

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	82,213	157,027

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	177,806	15,131
Total Rights
(Cost $157,027)		172,158

Other Investment Companies 1.8% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (c)	5,527,159	5,527,159

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 1.7%
Wells Fargo Government Money Market Fund, Select Class 2.13% (c)	131,616,947	131,616,947
Total Other Investment Companies
(Cost $137,144,106)		137,144,106

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 12/21/18	205	15,729,650	180,155
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $126,102,738.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,631,778,164	$—	$—	$7,631,778,164
Rights [1]
Materials	—	—	157,027	157,027
Media & Entertainment	—	—	15,131	15,131
Other Investment Companies[1]	137,144,106	—	—	137,144,106
Futures Contracts[2]	180,155	—	—	180,155
Total	$7,769,102,425	$—	$172,158	$7,769,274,583
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.2%
Harley-Davidson, Inc.	463,201	19,588,770

Banks 0.4%
Boston Private Financial Holdings, Inc.	234,750	2,978,977
Northwest Bancshares, Inc.	286,503	5,136,999
PacWest Bancorp	347,828	13,996,599
Umpqua Holdings Corp.	614,876	11,830,214
		33,942,789

Capital Goods 11.2%
3M Co.	1,655,108	344,130,055
Cummins, Inc.	431,881	65,239,944
Eaton Corp. plc	1,219,190	93,804,479
Emerson Electric Co.	1,756,620	118,606,982
Fastenal Co.	801,210	47,479,705
Lockheed Martin Corp.	692,487	208,043,870
MSC Industrial Direct Co., Inc., Class A	127,875	11,328,446
Snap-on, Inc.	157,579	26,195,933
Watsco, Inc.	89,496	13,755,535
		928,584,949

Commercial & Professional Services 0.3%
Robert Half International, Inc.	344,881	21,323,992
Steelcase, Inc., Class A	241,721	3,915,880
		25,239,872

Consumer Durables & Apparel 2.3%
Ethan Allen Interiors, Inc.	72,482	1,506,176
Garmin Ltd.	309,249	20,614,538
Hasbro, Inc.	317,131	28,858,921
Leggett & Platt, Inc.	366,491	14,197,861
Newell Brands, Inc.	1,352,564	31,649,998
Polaris Industries, Inc.	163,864	15,894,808
Tupperware Brands Corp.	141,787	5,382,235
VF Corp.	912,779	74,199,805
		192,304,342

Consumer Services 0.6%
Cracker Barrel Old Country Store, Inc.	66,920	12,099,805
Darden Restaurants, Inc.	344,840	38,118,614
		50,218,419

Diversified Financials 1.5%
Cohen & Steers, Inc.	58,984	2,203,642
Eaton Vance Corp.	331,694	13,509,897
Federated Investors, Inc., Class B	266,444	7,055,437
Janus Henderson Group plc	501,531	11,735,826
Lazard Ltd., Class A	360,709	14,471,645
Security	Number of Shares	Value ($)
T. Rowe Price Group, Inc.	675,142	67,082,109
Waddell & Reed Financial, Inc., Class A	228,978	4,661,992
		120,720,548

Energy 6.6%
Exxon Mobil Corp.	4,602,427	365,892,946
Helmerich & Payne, Inc.	303,846	18,413,068
ONEOK, Inc.	1,146,458	70,426,915
Valero Energy Corp.	1,201,134	95,970,607
		550,703,536

Food & Staples Retailing 4.7%
Walmart, Inc.	3,986,935	389,324,203

Food, Beverage & Tobacco 11.3%
Altria Group, Inc.	5,276,177	289,292,785
B&G Foods, Inc.	186,258	5,649,205
Campbell Soup Co.	536,583	21,034,054
Flowers Foods, Inc.	518,253	10,256,227
General Mills, Inc.	1,653,031	69,939,742
Hormel Foods Corp.	752,994	33,952,499
Kellogg Co.	696,256	44,316,694
Lancaster Colony Corp.	54,408	9,810,851
PepsiCo, Inc.	3,360,895	409,827,536
The Hershey Co.	388,986	42,127,184
		936,206,777

Health Care Equipment & Services 3.4%
Cardinal Health, Inc.	866,692	47,520,722
CVS Health Corp.	2,834,112	227,295,782
Meridian Bioscience, Inc.	115,936	2,195,828
National HealthCare Corp.	29,237	2,439,828
		279,452,160

Household & Personal Products 7.5%
Kimberly-Clark Corp.	973,879	112,356,420
Nu Skin Enterprises, Inc., Class A	155,121	10,233,332
The Clorox Co.	361,048	59,796,770
The Procter & Gamble Co.	4,604,010	435,124,985
		617,511,507

Insurance 2.5%
Assurant, Inc.	148,025	14,393,951
Employers Holdings, Inc.	91,590	4,116,970
Erie Indemnity Co., Class A	51,725	7,078,566
Fidelity National Financial, Inc.	764,388	25,683,437
Mercury General Corp.	101,877	5,771,332
Principal Financial Group, Inc.	742,413	36,615,809
Prudential Financial, Inc.	1,170,931	109,786,491

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Safety Insurance Group, Inc.	42,335	3,717,860
Stewart Information Services Corp.	66,934	2,815,244
		209,979,660

Materials 1.6%
Eastman Chemical Co.	398,398	31,401,730
International Paper Co.	1,155,023	53,350,512
Packaging Corp. of America	262,598	25,687,336
Schweitzer-Mauduit International, Inc.	84,317	2,403,878
Sonoco Products Co.	277,144	15,946,866
		128,790,322

Media & Entertainment 0.7%
Meredith Corp.	111,322	6,374,298
Omnicom Group, Inc.	633,976	48,797,132
		55,171,430

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Pfizer, Inc.	9,022,360	417,103,703

Retailing 7.0%
American Eagle Outfitters, Inc.	468,676	9,809,389
Foot Locker, Inc.	329,573	18,587,917
Genuine Parts Co.	409,063	42,423,924
Macy's, Inc.	854,488	29,240,579
Nordstrom, Inc.	328,007	17,341,730
Target Corp.	1,486,063	105,451,031
The Buckle, Inc.	77,854	1,487,011
The Gap, Inc.	603,931	16,481,277
The Home Depot, Inc.	1,805,007	325,478,862
Williams-Sonoma, Inc.	213,446	12,087,447
		578,389,167

Semiconductors & Semiconductor Equipment 13.0%
Intel Corp.	8,516,361	419,941,761
KLA-Tencor Corp.	434,260	42,800,665
Maxim Integrated Products, Inc.	779,151	43,570,124
QUALCOMM, Inc.	3,920,791	228,425,284
Texas Instruments, Inc.	2,729,180	272,508,623
Xilinx, Inc.	706,535	65,340,357
		1,072,586,814

Software & Services 6.8%
Automatic Data Processing, Inc.	1,228,030	181,036,183
International Business Machines Corp.	2,379,887	295,748,557
Paychex, Inc.	891,429	63,077,516
The Western Union Co.	1,285,757	24,082,229
		563,944,485

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.0%
AVX Corp.	124,542	2,053,698

Telecommunication Services 5.1%
Verizon Communications, Inc.	6,960,677	419,728,823

Transportation 7.1%
C.H. Robinson Worldwide, Inc.	388,253	35,847,399
Union Pacific Corp.	2,162,115	332,490,045
United Parcel Service, Inc., Class B	1,922,356	221,628,423
		589,965,867

Utilities 0.8%
WEC Energy Group, Inc.	878,970	63,707,745
Total Common Stock
(Cost $7,617,247,024)		8,245,219,586

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (a)	7,314,046	7,314,046
Total Other Investment Company
(Cost $7,314,046)		7,314,046

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/21/18	200	27,583,000	284,589
(a)	The rate shown is the 7-day yield.

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,245,219,586	$—	$—	$8,245,219,586
Other Investment Company[1]	7,314,046	—	—	7,314,046
Futures Contracts[2]	284,589	—	—	284,589
Total	$8,252,818,221	$—	$—	$8,252,818,221
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89448NOV18

Item 2. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: January 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 14, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	January 14, 2019